UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

May 31, 2013 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 95.7%

Consumer Discretionary - 10.9%

Apparel Retail - 1.6%
TJX Cos., Inc.	13,784	$697,608
Automotive Retail - 1.8%
AutoZone, Inc. (2)	1,671	683,155
O’Reilly Automotive, Inc. (2)	1,228	133,741

		816,896
Cable & Satellite - 0.2%
Time Warner Cable, Inc.	899	85,864
Department Stores - 1.4%
Dillard’s, Inc., Class A	4,655	429,517
Kohl’s Corp.	3,469	178,341

		607,858
General Merchandise Stores - 4.5%
Dollar General Corp. (2)	14,517	766,498
Dollar Tree, Inc. (2)	6,733	323,453
Family Dollar Stores, Inc.	1,842	112,638
Target Corp.	11,280	783,960

		1,986,549
Restaurants - 0.9%
McDonald’s Corp.	4,414	426,260
Specialty Stores - 0.5%
PetSmart, Inc.	3,197	215,798

Total Consumer Discretionary		4,836,833

Consumer Staples - 22.0%

Drug Retail - 0.4%
CVS Caremark Corp.	901	51,880
Walgreen Co.	2,287	109,227

		161,107
Food Distributors - 0.2%
Sysco Corp.	2,328	78,686
Food Retail - 1.9%
Kroger Co.	25,473	857,676
Household Products - 5.7%
Church & Dwight Co., Inc.	6,388	388,454
Clorox Co.	4,954	411,578
Colgate-Palmolive Co.	7,522	435,073
Kimberly-Clark Corp.	8,238	797,686
Procter & Gamble Co.	6,504	499,247

		2,532,038
Hypermarkets & Super Centers - 2.1%
Costco Wholesale Corp.	2,032	222,849
Wal-Mart Stores, Inc.	9,669	723,628

		946,477
Packaged Foods & Meats - 8.3%
Campbell Soup Co.	16,598	710,560
ConAgra Foods, Inc.	20,716	697,922
Flowers Foods, Inc.	1,166	38,910
General Mills, Inc.	15,523	730,823

Hershey Co.	7,522	670,286
Kellogg Co.	11,940	740,877
McCormick & Co., Inc.	1,505	103,965

		3,693,343
Soft Drinks - 3.2%
Dr. Pepper Snapple Group, Inc.	14,147	650,479
PepsiCo, Inc.	9,370	756,815

		1,407,294
Tobacco - 0.2%
Lorillard, Inc.	1,905	80,848

Total Consumer Staples		9,757,469

Energy - 0.8%

Integrated Oil & Gas - 0.8%
Exxon Mobil Corp.	3,637	329,039

Financials - 22.7%

Office REIT’s - 0.7%
Piedmont Office Realty Trust, Inc., Class A	15,235	289,313
Property & Casualty Insurance - 3.9%
Allied World Assurance Co. Holdings AG	8,479	758,108
Erie Indemnity Co., Class A	2,177	165,256
ProAssurance Corp.	952	47,791
Travelers Cos., Inc.	1,760	147,347
W.R. Berkley Corp.	899	36,832
White Mountains Insurance Group, Ltd.	949	561,020

		1,716,354
Regional Banks - 0.8%
BOK Financial Corp.	5,800	377,580
Reinsurance - 6.6%
Everest Re Group, Ltd.	5,610	727,112
PartnerRe, Ltd.	8,832	800,621
RenaissanceRe Holdings, Ltd.	8,235	707,881
Validus Holdings, Ltd.	19,757	713,425

		2,949,039
Residential REIT’s - 5.1%
Essex Property Trust, Inc.	5,016	788,214
Home Properties, Inc.	11,763	714,837
Mid-America Apartment Communities, Inc.	11,178	759,769

		2,262,820
Retail REIT’s - 3.6%
Federal Realty Investment Trust	1,355	146,001
National Retail Properties, Inc.	21,073	755,888
Tanger Factory Outlet Centers	20,799	717,150

		1,619,039
Specialized Finance - 2.0%
CBOE Holdings, Inc.	21,672	869,914

Total Financials		10,084,059

Healthcare - 19.5%

Healthcare Distributors - 3.8%
AmerisourceBergen Corp.	15,525	839,592
Cardinal Health, Inc.	1,695	79,597
McKesson Corp.	6,623	754,095

		1,673,284

Healthcare Equipment - 2.7%
Becton, Dickinson and Co.	2,155	212,526
C.R. Bard, Inc.	7,040	725,754
CareFusion Corp. (2)	7,400	271,950

		1,210,230
Healthcare Facilities - 1.2%
VCA Antech, Inc. (2)	20,000	511,200
Healthcare Services - 1.8%
Laboratory Corporation of America Holdings (2)	8,156	811,440
Managed Healthcare - 0.3%
Humana, Inc.	1,881	151,947
Pharmaceuticals - 9.7%
Actavis, Inc. (2)	5,346	659,108
Bristol-Myers Squibb Co.	17,850	821,278
Eli Lilly & Co.	9,548	507,572
Johnson & Johnson	9,311	783,800
Merck & Co., Inc.	1,535	71,685
Mylan, Inc. (2)	24,000	731,520
Perrigo Co.	2,700	312,957
Pfizer, Inc.	15,398	419,288

		4,307,208

Total Healthcare		8,665,309

Industrials - 1.7%

Aerospace & Defense - 1.7%
Lockheed Martin Corp.	7,281	770,548

Information Technology - 3.8%

Application Software - 0.9%
Synopsys, Inc. (2)	11,500	419,175
Consulting & Other Services - 1.8%
Amdocs, Ltd.	21,771	777,225
Data Processing & Outsourced Services - 0.7%
Alliance Data Systems Corp. (2)	1,789	316,814
Internet Software & Services - 0.4%
Yahoo!, Inc. (2)	7,054	185,520

Total Information Technology		1,698,734

Materials - 0.4%

Specialty Chemicals - 0.4%
Sherwin-Williams Co.	937	176,653

Telecommunication Services - 3.5%

Integrated Telecommunication Services - 3.2%
AT&T, Inc.	18,504	647,455
Verizon Communications, Inc.	16,053	778,249

		1,425,704
Wireless Telecommunication Services - 0.3%
SBA Communications Corp., Class A (2)	1,877	141,282

Total Telecommunication Services		1,566,986

Utilities - 10.4%

Electric Utilities - 5.7%
American Electric Power Co., Inc.	15,743	721,344
Entergy Corp.	7,870	542,086
Pinnacle West Capital Corp.	6,790	383,499
Southern Co.	13,528	593,879
Xcel Energy, Inc.	9,737	279,647

		2,520,455

Multi-Utilities - 4.0%
CMS Energy Corp.	1,642	44,252
Consolidated Edison, Inc.	11,492	655,848
DTE Energy Co.	10,757	716,524
Public Service Enterprise Group, Inc.	11,026	364,299

		1,780,923
Water Utilities - 0.7%
American Water Works Co., Inc.	7,843	313,249

Total Utilities		4,614,627

Total Common Stocks (identified cost $41,394,894)		42,500,257

Short-Term Investments - 3.4%

Mutual Funds - 3.4%
BMO Prime Money Market Fund, Class I, 0.040% (10)	1,509,706	1,509,706

Total Short-Term Investments (identified cost $1,509,706)		1,509,706

Total Investments - 99.1% (identified cost $42,904,600)		44,009,963
Other Assets and Liabilities - 0.9%		411,095

Total Net Assets - 100.0%		$44,421,058

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 98.1%

Consumer Discretionary - 12.8%

Apparel Retail - 1.3%
Gap, Inc.	64,997	$2,635,628
Auto Parts & Equipment - 3.0%
Delphi Automotive PLC	77,776	3,796,247
Lear Corp.	41,500	2,489,170

		6,285,417
Automotive Retail - 0.2%
CST Brands, Inc. (1) (2)	10,429	316,937
Cable & Satellite - 3.2%
Comcast Corp., Class A	70,400	2,826,560
DIRECTV Group, Inc., Class A (1) (2)	60,832	3,718,660

		6,545,220
Department Stores - 3.3%
Dillard’s, Inc., Class A	35,201	3,247,996
Macy’s, Inc.	73,899	3,572,278

		6,820,274
Housewares & Specialties - 1.3%
Jarden Corp. (1) (2)	59,047	2,750,409
Movies & Entertainment - 0.5%
Viacom, Inc., Class B	14,063	926,611

Total Consumer Discretionary		26,280,496

Consumer Staples - 9.3%

Agricultural Products - 1.4%
Ingredion, Inc.	42,825	2,917,239
Drug Retail - 1.3%
CVS Caremark Corp.	46,522	2,678,737
Food Retail - 2.0%
Kroger Co.	111,210	3,744,441
Safeway, Inc.	20,300	467,103

		4,211,544
Household Products - 0.4%
Procter & Gamble Co.	10,808	829,622
Hypermarkets & Super Centers - 1.1%
Wal-Mart Stores, Inc. (1)	28,894	2,162,427
Packaged Foods & Meats - 1.3%
Tyson Foods, Inc., Class A	103,758	2,593,950
Soft Drinks - 1.8%
Coca-Cola Enterprises, Inc.	101,376	3,767,132

Total Consumer Staples		19,160,651

Energy - 16.3%

Integrated Oil & Gas - 10.1%
Chevron Corp.	75,486	9,265,906
Exxon Mobil Corp. (1)	109,170	9,876,610
Statoil ASA, ADR (1)	74,300	1,673,236

		20,815,752

Oil & Gas-Drilling - 1.8%
Helmerich & Payne, Inc. (1)	60,846	3,756,632
Oil & Gas-Exploration & Production - 0.4%
Anadarko Petroleum Corp.	9,600	839,712
Oil & Gas-Refining & Marketing - 4.0%
Marathon Petroleum Corp.	10,808	891,660
Tesoro Corp.	56,737	3,497,836
Valero Energy Corp. (1)	93,863	3,813,654

		8,203,150

Total Energy		33,615,246

Financials - 27.3%

Asset Management & Custody Banks - 4.3%
Ameriprise Financial, Inc.	57,704	4,704,030
Franklin Resources, Inc.	19,500	3,018,795
Waddell & Reed Financial, Inc., Class A (1)	25,500	1,174,020

		8,896,845
Consumer Finance - 2.2%
Discover Financial Services	95,579	4,531,400
Diversified Banks - 4.1%
Wells Fargo & Co.	206,392	8,369,196
Investment Banking & Brokerage - 0.8%
Goldman Sachs Group, Inc.	9,871	1,599,892
Life & Health Insurance - 2.7%
Aflac, Inc.	46,651	2,597,994
Unum Group (1)	105,300	2,998,944

		5,596,938
Multi-line Insurance - 1.9%
American Financial Group, Inc.	36,466	1,770,789
Assurant, Inc.	41,928	2,085,499

		3,856,288
Other Diversified Financial Services - 2.5%
JPMorgan Chase & Co.	94,084	5,136,046
Property & Casualty Insurance - 2.6%
Axis Capital Holdings, Ltd.	30,378	1,323,266
Travelers Cos., Inc.	48,838	4,088,717

		5,411,983
Real Estate Services - 1.2%
Jones Lang LaSalle, Inc.	26,082	2,395,110
Regional Banks - 0.8%
Huntington Bancshares, Inc.	220,282	1,707,185
Reinsurance - 2.7%
Everest Re Group, Ltd.	16,252	2,106,422
PartnerRe, Ltd. (1)	38,411	3,481,957

		5,588,379
Retail REIT’s - 0.8%
CBL & Associates Properties, Inc. (1)	71,700	1,648,383
Specialized Finance - 0.4%
Moody’s Corp. (1)	14,200	943,448
Specialized REIT’s - 0.3%
Extra Space Storage, Inc.	16,300	682,807

Total Financials		56,363,900

Healthcare - 9.1%

Biotechnology - 2.7%
Amgen, Inc. (1)	35,040	3,522,571
United Therapeutics Corp. (1) (2)	31,796	2,113,480

		5,636,051

Pharmaceuticals - 6.4%
Eli Lilly & Co. (1)	86,652	4,606,420
Mylan, Inc. (1) (2)	118,997	3,627,029
Pfizer, Inc.	181,107	4,931,544

		13,164,993

Total Healthcare		18,801,044

Industrials - 6.4%

Aerospace & Defense - 1.4%
Northrop Grumman Corp.	15,458	1,273,584
Raytheon Co. (1)	23,334	1,554,978

		2,828,562
Airlines - 2.1%
Southwest Airlines Co.	309,598	4,387,004
Construction & Farm Machinery & Heavy Trucks - 0.9%
AGCO Corp. (1)	33,200	1,841,604
Electrical Components & Equipment - 0.4%
EnerSys, Inc. (2)	14,616	728,315
Industrial Conglomerates - 0.8%
General Electric Co.	72,451	1,689,557
Office Services & Supplies - 0.8%
Avery Dennison Corp.	39,775	1,730,213

Total Industrials		13,205,255

Information Technology - 9.1%

Communications Equipment - 3.0%
Cisco Systems, Inc.	251,719	6,061,394
Computer Storage & Peripherals - 1.3%
Seagate Technology PLC (1)	63,919	2,753,631
Consulting & Other Services - 0.9%
Amdocs, Ltd.	51,554	1,840,478
Data Processing & Outsourced Services - 1.7%
Alliance Data Systems Corp. (1) (2)	19,904	3,524,799
Systems Software - 2.2%
Microsoft Corp. (1)	26,026	907,787
Symantec Corp. (2)	162,117	3,629,799

		4,537,586

Total Information Technology		18,717,888

Materials - 3.1%

Fertilizers & Agricultural Chemicals - 1.9%
CF Industries Holdings, Inc. (1)	20,158	3,849,372
Paper Packaging - 0.8%
Packaging Corp. of America	35,597	1,744,253
Paper Products - 0.4%
International Paper Co.	17,600	812,240

Total Materials		6,405,865

Telecommunication Services - 0.4%

Integrated Telecommunication Services - 0.4%
AT&T, Inc. (1)	23,355	817,191

Utilities - 4.3%

Electric Utilities - 2.0%
Pinnacle West Capital Corp.	21,036	1,188,113
Portland General Electric Co.	98,173	2,988,386

		4,176,499

Gas Utilities - 0.5%
UGI Corp.	26,100	996,759
Independent Power Producers & Energy Traders - 1.8%
AES Corp.	304,723	3,717,621

Total Utilities		8,890,879

Total Common Stocks (identified cost $159,984,295)		202,258,415

Short-Term Investments - 26.0%

Collateral Pool Investments for Securities on Loan - 24.3%
Collateral pool allocation (12)		50,115,819

Mutual Funds - 1.7%
BMO Prime Money Market Fund, Class I, 0.040% (10)	3,458,752	3,458,752

Total Short-Term Investments (identified cost $53,574,571)		53,574,571

Total Investments - 124.1% (identified cost $213,558,866)		255,832,986
Other Assets and Liabilities - (24.1)%		(49,653,332)

Total Net Assets - 100.0%		$206,179,654

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 97.6%

Consumer Discretionary - 11.0%

Cable & Satellite - 3.2%
Comcast Corp., Class A	40,296	$1,617,884
Time Warner Cable, Inc.	18,870	1,802,274

		3,420,158
Department Stores - 0.9%
Macy’s, Inc.	19,547	944,902
Distributors - 0.9%
Genuine Parts Co.	13,089	1,017,539
Home Furnishings - 1.5%
Leggett & Platt, Inc.	51,459	1,646,688
Home Improvement Retail - 1.4%
Home Depot, Inc.	18,729	1,473,223
Leisure Products - 1.6%
Mattel, Inc.	37,714	1,687,702
Publishing - 0.5%
Gannett Co., Inc.	24,360	523,740
Specialty Stores - 1.0%
Staples, Inc. (1)	74,999	1,124,985

Total Consumer Discretionary		11,838,937

Consumer Staples - 11.0%

Household Products - 1.6%
Kimberly-Clark Corp.	17,331	1,678,161
Hypermarkets & Super Centers - 0.7%
Wal-Mart Stores, Inc. (1)	9,462	708,136
Packaged Foods & Meats - 2.9%
ConAgra Foods, Inc.	42,360	1,427,108
Kraft Foods Group, Inc.	31,493	1,736,209

		3,163,317
Soft Drinks - 0.5%
PepsiCo, Inc.	6,759	545,924
Tobacco - 5.3%
Altria Group, Inc.	64,065	2,312,747
Lorillard, Inc.	36,728	1,558,736
Philip Morris International, Inc.	20,181	1,834,655

		5,706,138

Total Consumer Staples		11,801,676

Energy - 11.1%

Integrated Oil & Gas - 3.4%
Chevron Corp.	21,722	2,666,376
Occidental Petroleum Corp.	10,176	936,904

		3,603,280
Oil & Gas-Exploration & Production - 3.1%
ConocoPhillips	27,185	1,667,528
Marathon Oil Corp.	48,447	1,666,092

		3,333,620

Oil & Gas-Refining & Marketing - 1.3%
Marathon Petroleum Corp.	17,371	1,433,107
Oil & Gas-Storage & Transportation - 3.3%
Spectra Energy Corp. (1)	65,242	1,994,448
Williams Cos., Inc.	43,017	1,513,338

		3,507,786

Total Energy		11,877,793

Financials - 14.9%

Asset Management & Custody Banks - 1.5%
Ameriprise Financial, Inc. (1)	6,585	536,809
BlackRock, Inc. (1)	3,969	1,108,145

		1,644,954
Consumer Finance - 4.4%
Capital One Financial Corp.	14,150	862,160
Discover Financial Services	25,599	1,213,649
SLM Corp.	112,102	2,661,301

		4,737,110
Diversified Banks - 2.6%
U.S. Bancorp	28,274	991,286
Wells Fargo & Co.	42,849	1,737,527

		2,728,813
Insurance Brokers - 0.5%
Marsh & McLennan Cos., Inc.	13,659	546,633
Life & Health Insurance - 0.9%
Prudential Financial, Inc.	14,547	1,003,307
Other Diversified Financial Services - 1.4%
JPMorgan Chase & Co.	26,919	1,469,508
Property & Casualty Insurance - 1.5%
ACE, Ltd.	12,184	1,092,661
Chubb Corp.	6,366	554,479

		1,647,140
Retail REIT’s - 0.9%
Simon Property Group, Inc.	5,528	920,080
Specialized REIT’s - 1.2%
American Tower Corp.	6,360	495,062
Ventas, Inc.	11,640	830,747

		1,325,809

Total Financials		16,023,354

Healthcare - 13.8%

Biotechnology - 0.5%
Amgen, Inc. (1)	5,720	575,032
Healthcare Distributors - 1.1%
Cardinal Health, Inc.	25,319	1,188,980
Healthcare Equipment - 1.5%
Baxter International, Inc.	8,914	626,921
Medtronic, Inc.	18,767	957,305

		1,584,226
Pharmaceuticals - 10.7%
Bristol-Myers Squibb Co. (1)	39,348	1,810,401
Eli Lilly & Co.	30,874	1,641,262
Johnson & Johnson (1)	23,749	1,999,191
Merck & Co., Inc.	61,395	2,867,147
Pfizer, Inc.	115,523	3,145,691

		11,463,692

Total Healthcare		14,811,930

Industrials - 9.5%

Aerospace & Defense - 2.4%
Honeywell International, Inc.	11,300	886,598
Lockheed Martin Corp.	16,149	1,709,049

		2,595,647
Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B (1)	13,970	1,200,023
Diversified Support Services - 0.5%
Iron Mountain, Inc.	14,605	523,443
Environmental & Facilities Services - 0.6%
Waste Management, Inc.	13,854	580,898
Industrial Conglomerates - 3.2%
General Electric Co.	145,294	3,388,256
Industrial Machinery - 0.8%
Eaton Corp. PLC	13,575	896,765
Railroads - 0.9%
Norfolk Southern Corp.	13,170	1,008,690

Total Industrials		10,193,722

Information Technology - 8.3%

Communications Equipment - 1.5%
Cisco Systems, Inc.	65,073	1,566,958
Computer Hardware - 1.1%
Apple, Inc.	2,715	1,220,881
Consulting & Other Services - 0.6%
Accenture PLC, Class A (1)	7,798	640,294
Data Processing & Outsourced Services - 0.6%
Western Union Co. (1)	36,420	596,560
Semiconductor Equipment - 1.2%
KLA-Tencor Corp. (1)	23,271	1,309,925
Semiconductors - 1.6%
Intel Corp. (1)	71,901	1,745,756
Systems Software - 1.7%
CA, Inc.	31,385	857,124
Microsoft Corp. (1)	28,624	998,405

		1,855,529

Total Information Technology		8,935,903

Materials - 4.4%

Diversified Chemicals - 2.5%
Eastman Chemical Co.	18,944	1,358,664
PPG Industries, Inc.	8,626	1,325,040

		2,683,704
Specialty Chemicals - 1.0%
LyondellBasell Industries NV	16,469	1,097,659
Steel - 0.9%
Nucor Corp.	21,840	972,098

Total Materials		4,753,461

Telecommunication Services - 6.7%

Integrated Telecommunication Services - 6.7%
AT&T, Inc. (1)	83,504	2,921,805
CenturyLink, Inc.	69,117	2,360,346
Verizon Communications, Inc. (1)	40,451	1,961,064

Total Telecommunication Services		7,243,215

Utilities - 6.9%

Electric Utilities - 4.6%
American Electric Power Co., Inc.	29,631	1,357,692
Duke Energy Corp.	12,260	820,562
FirstEnergy Corp.	24,159	942,443
Pepco Holdings, Inc.	32,938	684,122
PPL Corp.	39,405	1,170,329

		4,975,148
Multi-Utilities - 2.3%
CenterPoint Energy, Inc.	44,562	1,032,947
CMS Energy Corp. (1)	32,746	882,505
DTE Energy Co.	7,681	511,631

		2,427,083

Total Utilities		7,402,231

Total Common Stocks (identified cost $89,542,547)		104,882,222

Short-Term Investments - 19.6%

Collateral Pool Investments for Securities on Loan - 17.5%
Collateral pool allocation (12)		18,869,703

Mutual Funds - 2.1%
BMO Prime Money Market Fund, Class I, 0.040% (10)	2,222,032	2,222,032

Total Short-Term Investments (identified cost $21,091,735)		21,091,735

Total Investments - 117.2% (identified cost $110,634,282)		125,973,957
Other Assets and Liabilities - (17.2)%		(18,477,847)

Total Net Assets - 100.0%		$107,496,110

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 99.1%

Consumer Discretionary - 13.8%

Apparel, Accessories & Luxury Goods - 2.0%
Hanesbrands, Inc. (1)	85,912	$4,283,572
Auto Parts & Equipment - 0.6%
Delphi Automotive PLC	27,400	1,337,394
Automotive Retail - 0.9%
O’Reilly Automotive, Inc. (1) (2)	17,795	1,938,053
Cable & Satellite - 4.7%
AMC Networks, Inc., Class A (2)	57,379	3,673,403
Comcast Corp., Class A	132,340	5,313,451
Sirius XM Radio, Inc. (1)	350,918	1,221,195

		10,208,049
Homebuilding - 1.9%
Pulte Group, Inc. (1) (2)	185,856	4,012,631
Hotels, Resorts & Cruise Lines - 0.5%
Wyndham Worldwide Corp.	17,490	1,016,519
Internet Retail - 2.9%
Expedia, Inc.	56,610	3,252,811
Priceline.com, Inc. (1) (2)	3,829	3,078,248

		6,331,059
Specialized Consumer Services - 0.3%
H&R Block, Inc. (1)	20,525	600,767

Total Consumer Discretionary		29,728,044

Consumer Staples - 9.4%

Agricultural Products - 1.6%
Ingredion, Inc.	51,558	3,512,131
Distillers & Vintners - 1.6%
Diageo PLC, ADR	28,204	3,335,405
Drug Retail - 0.9%
CVS Caremark Corp. (1)	34,747	2,000,732
Food Retail - 0.9%
Safeway, Inc.	81,968	1,886,084
Household Products - 0.1%
Church & Dwight Co., Inc.	4,023	244,639
Soft Drinks - 1.3%
Coca-Cola Co.	70,280	2,810,497
Tobacco - 3.0%
Philip Morris International, Inc.	70,759	6,432,701

Total Consumer Staples		20,222,189

Energy - 1.4%

Integrated Oil & Gas - 0.5%
Exxon Mobil Corp. (1)	11,772	1,065,013
Oil & Gas-Refining & Marketing - 0.9%
HollyFrontier Corp.	38,946	1,927,827

Total Energy		2,992,840

Financials - 7.9%

Asset Management & Custody Banks - 1.9%
Affiliated Managers Group, Inc. (1) (2)	24,446	4,009,144
Life & Health Insurance - 1.6%
Aflac, Inc.	63,334	3,527,070
Property & Casualty Insurance - 0.2%
Travelers Cos., Inc.	6,226	521,241
Regional Banks - 1.7%
Signature Bank/New York (1) (2)	47,272	3,648,453
Specialized REIT’s - 2.5%
American Tower Corp.	39,296	3,058,801
Extra Space Storage, Inc.	55,008	2,304,285

		5,363,086

Total Financials		17,068,994

Healthcare - 12.2%

Biotechnology - 7.1%
Amgen, Inc. (1)	56,194	5,649,183
Biogen Idec, Inc. (2)	3,602	855,439
Celgene Corp. (2)	42,439	5,247,582
Gilead Sciences, Inc. (1) (2)	65,793	3,584,403

		15,336,607
Healthcare Technology - 2.0%
Cerner Corp. (1) (2)	43,528	4,277,932
Pharmaceuticals - 3.1%
Johnson & Johnson	33,480	2,818,346
Mylan, Inc. (1) (2)	129,870	3,958,438

		6,776,784

Total Healthcare		26,391,323

Industrials - 14.1%

Aerospace & Defense - 0.6%
Boeing Co.	13,184	1,305,480
Airlines - 1.2%
Southwest Airlines Co.	178,772	2,533,199
Construction & Engineering - 2.0%
Chicago Bridge & Iron Co. NV	67,098	4,247,303
Construction & Farm Machinery & Heavy Trucks - 2.2%
Terex Corp. (1) (2)	18,445	661,622
Wabtec Corp.	37,768	4,154,858

		4,816,480
Electrical Components & Equipment - 3.1%
AMETEK, Inc.	58,548	2,526,346
Roper Industries, Inc.	34,211	4,249,691

		6,776,037
Industrial Machinery - 1.7%
IDEX Corp. (1)	67,808	3,732,830
Railroads - 2.7%
Union Pacific Corp.	37,233	5,756,966
Research & Consulting Services - 0.6%
Verisk Analytics, Inc., Class A (2)	22,151	1,302,922

Total Industrials		30,471,217

Information Technology - 31.6%

Application Software - 1.2%
Synopsys, Inc. (2)	69,261	2,524,563

Communications Equipment - 4.4%
Cisco Systems, Inc.	188,724	4,544,474
QUALCOMM, Inc.	79,002	5,015,047

		9,559,521
Computer Hardware - 3.5%
Apple, Inc.	16,913	7,605,438
Consulting & Other Services - 0.8%
Accenture PLC, Class A (1)	8,068	662,463
Cognizant Technology Solutions Corp., Class A (2)	8,180	528,837
International Business Machines Corp.	2,585	537,732

		1,729,032
Data Processing & Outsourced Services - 5.3%
Alliance Data Systems Corp. (1) (2)	26,435	4,681,374
MasterCard, Inc., Class A	7,438	4,241,519
Visa, Inc., Class A (1)	13,618	2,425,911

		11,348,804
Internet Software & Services - 7.1%
eBay, Inc. (2)	27,182	1,470,546
Google, Inc., Class A (2)	11,764	10,239,503
VeriSign, Inc. (1) (2)	78,986	3,715,502

		15,425,551
Semiconductor Equipment - 0.3%
KLA-Tencor Corp.	10,762	605,793
Semiconductors - 1.8%
Cree, Inc. (1) (2)	61,646	3,843,628
Systems Software - 7.2%
Microsoft Corp. (1)	181,280	6,323,047
Oracle Corp.	202,220	6,826,947
Symantec Corp. (2)	106,549	2,385,632

		15,535,626

Total Information Technology		68,177,956

Materials - 3.8%

Fertilizers & Agricultural Chemicals - 1.4%
CF Industries Holdings, Inc.	16,566	3,163,444
Forest Products - 0.6%
Louisiana-Pacific Corp. (1) (2)	71,360	1,253,795
Paper Packaging - 1.8%
Packaging Corp. of America	78,836	3,862,964

Total Materials		8,280,203

Telecommunication Services - 4.9%

Integrated Telecommunication Services - 2.4%
Verizon Communications, Inc. (1)	106,289	5,152,891
Wireless Telecommunication Services - 2.5%
Crown Castle International Corp. (2)	21,494	1,531,447
SBA Communications Corp., Class A (1) (2)	50,260	3,783,070

		5,314,517

Total Telecommunication Services		10,467,408

Total Common Stocks (identified cost $174,708,785)		213,800,174

Short-Term Investments - 32.6%

Collateral Pool Investments for Securities on Loan - 31.6%
Collateral pool allocation (12)		68,357,659

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.040% (10)	2,092,072	2,092,072

Total Short-Term Investments (identified cost $70,449,731)		70,449,731

Total Investments - 131.7% (identified cost $245,158,516)		284,249,905
Other Assets and Liabilities - (31.7)%		(68,399,024)

Total Net Assets - 100.0%		$215,850,881

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 95.7%

Consumer Discretionary - 12.6%

Advertising - 1.4%
The Interpublic Group of Cos., Inc.	296,500	$4,216,230
Apparel Retail - 1.4%
Guess?, Inc. (1)	129,000	4,099,620
Auto Parts & Equipment - 2.1%
Visteon Corp. (1) (2)	95,600	6,067,732
Automotive Retail - 1.6%
Advance Auto Parts, Inc.	57,700	4,703,704
Catalog Retail - 1.6%
Liberty Interactive Corp. (2)	206,200	4,629,190
Department Stores - 1.7%
Kohl’s Corp.	100,400	5,161,564
Leisure Products - 1.3%
Hasbro, Inc. (1)	84,200	3,745,216
Specialty Stores - 1.5%
Staples, Inc. (1)	288,620	4,329,300

Total Consumer Discretionary		36,952,556

Consumer Staples - 4.1%

Agricultural Products - 1.7%
Darling International, Inc. (1) (2)	252,100	4,943,681
Food Retail - 1.6%
Kroger Co. (1)	138,900	4,676,763
Packaged Foods & Meats - 0.8%
ConAgra Foods, Inc.	76,900	2,590,761

Total Consumer Staples		12,211,205

Energy - 10.9%

Oil & Gas-Drilling - 1.3%
Helmerich & Payne, Inc. (1)	62,200	3,840,228
Oil & Gas-Equipment & Services - 2.1%
Oil States International, Inc. (1) (2)	17,700	1,743,450
Tidewater, Inc.	79,900	4,401,691

		6,145,141
Oil & Gas-Exploration & Production - 7.5%
Cimarex Energy Co. (1)	78,900	5,534,046
EQT Corp.	57,900	4,625,052
Newfield Exploration Co. (1) (2)	161,000	3,830,190
Noble Energy, Inc. (1)	56,900	3,280,285
QEP Resources, Inc.	174,000	4,934,640

		22,204,213

Total Energy		32,189,582

Financials - 22.6%

Asset Management & Custody Banks - 3.3%
Ameriprise Financial, Inc.	56,700	4,622,184
Invesco, Ltd.	154,000	5,195,960

		9,818,144

Consumer Finance - 2.4%
Discover Financial Services	150,700	7,144,687
Investment Banking & Brokerage - 1.0%
TD Ameritrade Holding Corp. (1)	127,600	2,990,944
Property & Casualty Insurance - 1.4%
Axis Capital Holdings, Ltd.	92,900	4,046,724
Real Estate Operating Companies - 1.5%
Forest City Enterprises, Inc., Class A (2)	228,800	4,292,288
Regional Banks - 6.4%
East West Bancorp, Inc.	175,900	4,633,206
Fifth Third Bancorp (1)	344,110	6,262,802
First Niagara Financial Group, Inc. (1)	352,300	3,441,971
Regions Financial Corp.	492,500	4,496,525

		18,834,504
Reinsurance - 2.5%
PartnerRe, Ltd. (1)	36,900	3,344,985
Reinsurance Group of America, Inc.	59,800	3,940,222

		7,285,207
Residential REIT’s - 2.6%
Camden Property Trust (1)	54,800	3,794,900
UDR, Inc. (1)	160,000	3,899,200

		7,694,100
Retail REIT’s - 1.5%
The Macerich Co. (1)	68,400	4,439,844

Total Financials		66,546,442

Healthcare - 8.7%

Healthcare Distributors - 2.0%
AmerisourceBergen Corp.	109,000	5,894,720
Healthcare Equipment - 1.6%
Hologic, Inc. (1) (2)	227,800	4,726,850
Healthcare Services - 0.9%
DaVita HealthCare Partners, Inc. (2)	21,200	2,630,284
Life Sciences Tools & Services - 1.8%
Bruker Corp. (2)	317,600	5,249,928
Managed Healthcare - 2.4%
Cigna Corp.	102,900	6,986,910

Total Healthcare		25,488,692

Industrials - 11.8%

Aerospace & Defense - 2.8%
L-3 Communications Holdings, Inc.	48,900	4,160,901
Spirit Aerosystems Holdings, Inc., Class A (2)	181,900	3,930,859

		8,091,760
Construction & Engineering - 2.5%
Fluor Corp.	68,700	4,342,527
Jacobs Engineering Group, Inc. (1) (2)	52,500	2,993,025

		7,335,552
Electrical Components & Equipment - 1.2%
Regal Beloit Corp.	53,400	3,605,034
Environmental & Facilities Services - 1.0%
Republic Services, Inc.	87,300	2,976,930
Human Resource & Employment Services - 1.4%
ManpowerGroup, Inc.	68,650	3,931,585

Industrial Machinery - 2.9%
Dover Corp.	48,300	3,779,475
Parker-Hannifin Corp. (1)	8,900	887,864
Xylem, Inc.	140,850	3,963,519

		8,630,858

Total Industrials		34,571,719

Information Technology - 12.6%

Communications Equipment - 1.6%
InterDigital, Inc. (1)	102,580	4,717,654
Computer Storage & Peripherals - 4.0%
Lexmark International, Inc., Class A	115,300	3,517,803
NetApp, Inc. (2)	134,400	5,044,032
Western Digital Corp.	49,600	3,140,672

		11,702,507
Data Processing & Outsourced Services - 1.2%
Western Union Co. (1)	223,800	3,665,844
Office Electronics - 1.2%
Xerox Corp.	400,200	3,517,758
Systems Software - 1.8%
Check Point Software Technologies, Ltd. (1) (2)	104,500	5,233,360
Technology Distributors - 2.8%
Avnet, Inc. (2)	130,900	4,471,544
Ingram Micro, Inc. (1) (2)	198,100	3,785,691

		8,257,235

Total Information Technology		37,094,358

Materials - 7.7%

Metal & Glass Containers - 1.2%
Ball Corp.	81,800	3,530,488
Paper Products - 1.7%
International Paper Co.	110,400	5,094,960
Specialty Chemicals - 3.3%
Ashland, Inc.	47,330	4,208,584
W.R. Grace & Co. (2)	63,400	5,357,934

		9,566,518
Steel - 1.5%
Reliance Steel & Aluminum Co.	65,600	4,314,512

Total Materials		22,506,478

Telecommunication Services - 1.0%

Integrated Telecommunication Services - 1.0%
CenturyLink, Inc.	89,246	3,047,751

Utilities - 3.7%

Electric Utilities - 2.7%
Edison International	96,400	4,428,616
Great Plains Energy, Inc.	159,800	3,606,686

		8,035,302
Multi-Utilities - 1.0%
Sempra Energy (1)	34,800	2,829,240

Total Utilities		10,864,542

Total Common Stocks (identified cost $211,174,844)		281,473,325

Short-Term Investments - 27.0%

Collateral Pool Investments for Securities on Loan - 22.7%
Collateral pool allocation (12)		66,787,855

Mutual Funds - 4.3%
BMO Prime Money Market Fund, Class I, 0.040% (10)	12,715,625	12,715,625

Total Short-Term Investments (identified cost $79,503,480)		79,503,480

Total Investments - 122.7% (identified cost $290,678,324)		360,976,805
Other Assets and Liabilities - (22.7)%		(66,880,161)

Total Net Assets - 100.0%		$294,096,644

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Warrants	Value
Common Stocks - 97.8%

Consumer Discretionary - 16.6%

Apparel Retail - 1.2%
Urban Outfitters, Inc. (2)	70,700	$2,964,451
Apparel, Accessories & Luxury Goods - 2.4%
Tumi Holdings, Inc. (2)	129,700	3,145,225
VF Corp.	16,500	3,033,690

		6,178,915
Automotive Retail - 1.2%
O’Reilly Automotive, Inc. (1) (2)	27,870	3,035,322
Broadcasting - 1.2%
Discovery Communications, Inc., Class A (1) (2)	38,100	3,004,566
Casinos & Gaming - 0.9%
MGM Resorts International (1) (2)	146,400	2,220,888
Department Stores - 2.4%
Macy’s, Inc.	73,300	3,543,322
Nordstrom, Inc.	42,700	2,511,614

		6,054,936
Distributors - 1.1%
LKQ Corp. (1) (2)	115,500	2,827,440
General Merchandise Stores - 1.1%
Dollar Tree, Inc. (2)	56,400	2,709,456
Hotels, Resorts & Cruise Lines - 2.7%
Marriott International, Inc., Class A	74,200	3,117,142
Wyndham Worldwide Corp.	62,900	3,655,748

		6,772,890
Restaurants - 1.1%
Dunkin’ Brands Group, Inc.	71,560	2,833,776
Specialty Stores - 1.3%
Dick’s Sporting Goods, Inc.	60,600	3,171,804

Total Consumer Discretionary		41,774,444

Consumer Staples - 2.5%

Packaged Foods & Meats - 1.9%
Hershey Co. (1)	23,600	2,102,996
The Hain Celestial Group, Inc. (1) (2)	39,400	2,624,828

		4,727,824
Soft Drinks - 0.6%
Fomento Economico Mexicano, SAB de C.V., ADR	15,100	1,639,709

Total Consumer Staples		6,367,533

Energy - 11.7%

Oil & Gas-Drilling - 3.7%
Unit Corp. (1) (2)	206,319	9,319,429
Oil & Gas-Exploration & Production - 8.0%
Advantage Oil & Gas, Ltd. (2)	309,700	1,337,904
Approach Resources, Inc. (1) (2)	398,300	10,033,177
Laredo Petroleum Holdings, Inc. (1) (2)	452,685	8,763,982

		20,135,063

Total Energy		29,454,492

Financials - 8.0%

Asset Management & Custody Banks - 4.7%
American Capital, Ltd. (2)	719,661	9,593,081
Ameriprise Financial, Inc. (1)	29,200	2,380,384

		11,973,465
Real Estate Services - 0.7%
Jones Lang LaSalle, Inc.	18,800	1,726,404
Residential REIT’s - 0.9%
American Campus Communities, Inc.	55,875	2,281,376
Specialized REIT’s - 1.7%
Host Hotels & Resorts, Inc. (1)	108,900	1,937,331
Pebblebrook Hotel Trust (1)	85,500	2,243,520

		4,180,851

Total Financials		20,162,096

Healthcare - 17.3%

Biotechnology - 3.7%
Alexion Pharmaceuticals, Inc. (2)	30,800	3,004,232
Alkermes PLC (1) (2)	69,600	2,175,000
ARIAD Pharmaceuticals, Inc. (1) (2)	121,600	2,230,144
Quintiles Transnational Holdings, Inc. (2)	43,900	1,933,356

		9,342,732
Healthcare Distributors - 1.9%
AmerisourceBergen Corp.	51,700	2,795,936
Cardinal Health, Inc.	45,300	2,127,288

		4,923,224
Healthcare Facilities - 0.6%
HealthSouth Corp. (1) (2)	48,000	1,405,920
Healthcare Services - 2.6%
Catamaran Corp. (1) (2)	61,300	3,017,186
MEDNAX, Inc. (1) (2)	38,300	3,555,389

		6,572,575
Healthcare Technology - 1.4%
Cerner Corp. (1) (2)	36,400	3,577,392
Life Sciences Tools & Services - 1.9%
Mettler-Toledo International, Inc. (1) (2)	9,500	2,073,470
PerkinElmer, Inc. (1)	83,500	2,615,220

		4,688,690
Pharmaceuticals - 5.2%
Actavis, Inc. (2)	31,000	3,821,990
Jazz Pharmaceuticals PLC (2)	10,600	720,482
Mylan, Inc. (1) (2)	93,300	2,843,784
Shire PLC, ADR	18,900	1,861,083
Valeant Pharmaceuticals International, Inc. (2)	41,233	3,757,151

		13,004,490

Total Healthcare		43,515,023

Industrials - 22.1%

Aerospace & Defense - 1.4%
Triumph Group, Inc.	44,100	3,424,365
Building Products - 1.1%
Fortune Brands Home & Security, Inc.	67,100	2,836,988
Construction & Engineering - 1.9%
Chicago Bridge & Iron Co. NV	43,100	2,728,230
Fluor Corp.	31,500	1,991,115

		4,719,345
Electrical Components & Equipment - 2.5%
AMETEK, Inc.	69,125	2,982,744

Roper Industries, Inc.	25,700	3,192,454

		6,175,198
Industrial Conglomerates - 0.9%
Tyco International, Ltd.	70,200	2,373,462
Industrial Machinery - 1.4%
IDEX Corp. (1)	37,700	2,075,385
Timken Co.	25,200	1,430,352

		3,505,737
Railroads - 2.1%
Genesee & Wyoming, Inc., Class A (1) (2)	26,500	2,359,825
Kansas City Southern	26,950	2,983,365

		5,343,190
Research & Consulting Services - 6.8%
Acacia Research Corp. (1)	348,300	8,707,500
Equifax, Inc.	38,500	2,344,650
Nielsen Holdings NV	74,300	2,519,513
Verisk Analytics, Inc., Class A (2)	61,800	3,635,076

		17,206,739
Security & Alarm Services - 0.7%
The ADT Corp. (1)	44,050	1,787,989
Trading Companies & Distributors - 1.1%
United Rentals, Inc. (1) (2)	49,700	2,824,948
Trucking - 2.2%
Hertz Global Holdings, Inc. (1) (2)	125,400	3,239,082
J.B. Hunt Transport Services, Inc. (1)	29,400	2,165,604

		5,404,686

Total Industrials		55,602,647

Information Technology - 15.4%

Application Software - 3.1%
Ebix, Inc.	388,700	7,711,808
Communications Equipment - 0.6%
Riverbed Technology, Inc. (2)	94,900	1,467,154
Consulting & Other Services - 1.5%
Cognizant Technology Solutions Corp., Class A (2)	28,200	1,823,130
Teradata Corp. (1) (2)	33,900	1,889,925

		3,713,055
Data Processing & Outsourced Services - 5.0%
Alliance Data Systems Corp. (1) (2)	19,100	3,382,419
FleetCor Technologies, Inc. (2)	38,100	3,317,748
Total System Services, Inc.	132,200	3,108,022
Vantiv, Inc., Class A (1) (2)	107,300	2,855,253

		12,663,442
Electronic Components - 1.4%
Amphenol Corp., Class A	46,400	3,614,560
Internet Software & Services - 0.7%
Rackspace Hosting, Inc. (1) (2)	48,400	1,816,452
Semiconductors - 0.9%
Broadcom Corp., Class A	64,700	2,323,377
Systems Software - 2.2%
Check Point Software Technologies, Ltd. (1) (2)	61,200	3,064,896
Red Hat, Inc. (1) (2)	49,600	2,392,208

		5,457,104

Total Information Technology		38,766,952

Materials - 2.4%

Diversified Chemicals - 0.8%
FMC Corp.	35,200	2,207,392

Specialty Chemicals - 0.8%
Celanese Corp.	40,100	1,978,935
Steel - 0.8%
Carpenter Technology Corp. (1)	42,400	2,041,984

Total Materials		6,228,311

Telecommunication Services - 1.8%

Wireless Telecommunication Services - 1.8%
Crown Castle International Corp. (2)	35,300	2,515,125
SBA Communications Corp., Class A (1) (2)	26,500	1,994,655

Total Telecommunication Services		4,509,780

Total Common Stocks (identified cost $176,658,658)		246,381,278

Warrants - 0.0%

Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1) (2)	38,880	—

Total Warrants (identified cost $0)		—

Short-Term Investments - 34.3%

Collateral Pool Investments for Securities on Loan - 31.7%
Collateral pool allocation (12)		79,931,062
Mutual Funds - 2.6%
BMO Prime Money Market Fund, Class I, 0.040% (10)	6,498,429	6,498,429

Total Short-Term Investments (identified cost $86,429,491)		86,429,491

Total Investments - 132.1% (identified cost $263,088,149)		332,810,769
Other Assets and Liabilities - (32.1)%		(80,958,427)

Total Net Assets - 100.0%		$251,852,342

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares	Value
Common Stocks - 93.9%

Consumer Discretionary - 16.6%

Apparel Retail - 6.2%
Aeropostale, Inc. (1) (2)	46,500	$679,365
Body Central Corp. (2)	41,900	514,951
Guess?, Inc. (1)	22,200	705,516
Stage Stores, Inc.	28,100	646,581
The Finish Line, Inc., Class A	31,150	656,019

		3,202,432
Broadcasting - 1.2%
Sinclair Broadcast Group, Inc., Class A	22,900	618,987
Department Stores - 2.7%
Bon-Ton Stores, Inc. (1)	37,300	794,117
Dillard’s, Inc., Class A	6,350	585,914

		1,380,031
Homebuilding - 1.6%
Century Communities (2)	40,000	815,200
Household Appliances - 1.2%
Helen of Troy, Ltd. (1) (2)	15,030	596,240
Publishing - 1.3%
Valassis Communications, Inc. (1)	25,940	674,181
Restaurants - 1.1%
Bob Evans Farms, Inc.	12,520	577,923
Specialized Consumer Services - 1.3%
Steiner Leisure, Ltd. (1) (2)	13,710	696,331

Total Consumer Discretionary		8,561,325

Consumer Staples - 1.5%

Agricultural Products - 1.5%
Darling International, Inc. (1) (2)	40,450	793,225

Energy - 8.9%

Coal & Consumable Fuels - 1.1%
Cloud Peak Energy, Inc. (1) (2)	29,900	574,080
Oil & Gas-Drilling - 1.3%
Atwood Oceanics, Inc. (1) (2)	12,820	673,178
Oil & Gas-Equipment & Services - 3.4%
Gulfmark Offshore, Inc., Class A (1)	10,400	476,944
Helix Energy Solutions Group, Inc. (1) (2)	26,880	641,357
Tesco Corp. (2)	48,800	622,688

		1,740,989
Oil & Gas-Exploration & Production - 3.1%
Bill Barrett Corp. (1) (2)	24,300	548,451
Laredo Petroleum Holdings, Inc. (1) (2)	34,230	662,693
Matador Resources Co. (1) (2)	39,930	398,501

		1,609,645

Total Energy		4,597,892

Financials - 21.5%

Asset Management & Custody Banks - 1.0%
Fifth Street Finance Corp.	49,900	523,950

Consumer Finance - 1.1%
Nelnet, Inc., Class A	14,900	581,994
Diversified Capital Markets - 3.0%
Encore Capital Group, Inc. (1) (2)	26,400	941,688
HFF, Inc., Class A	31,800	598,158

		1,539,846
Life & Health Insurance - 1.2%
American Equity Investment Life Holding Co. (1)	39,570	641,034
Office REIT’s - 0.8%
CoreSite Realty Corp.	12,300	395,076
Property & Casualty Insurance - 1.5%
Tower Group, Inc.	38,580	745,752
Regional Banks - 5.4%
BBCN Bancorp, Inc. (1)	47,900	617,431
FirstMerit Corp.	44,300	835,941
SCBT Financial Corp. (1)	12,610	631,130
Susquehanna Bancshares, Inc. (1)	51,060	613,231
Western Alliance Bancorp (1) (2)	5,100	74,970

		2,772,703
Reinsurance - 3.6%
Enstar Group, Ltd. (2)	4,760	601,045
Maiden Holdings, Ltd. (1)	70,200	749,736
Montpelier Re Holdings, Ltd. (1)	20,420	510,296

		1,861,077
Residential REIT’s - 1.4%
Mid-America Apartment Communities, Inc.	10,400	706,888
Specialized REIT’s - 1.1%
LaSalle Hotel Properties (1)	22,220	586,608
Thrifts & Mortgage Finance - 1.4%
Ocwen Financial Corp. (1) (2)	17,100	731,538

Total Financials		11,086,466

Healthcare - 9.2%

Healthcare Services - 1.8%
BioScrip, Inc. (1) (2)	64,480	901,430
Healthcare Technology - 1.5%
MedAssets, Inc. (1) (2)	46,200	757,680
Life Sciences Tools & Services - 4.1%
Bio-Rad Laboratories, Inc., Class A (1) (2)	6,600	750,288
Bruker Corp. (2)	53,700	887,661
PAREXEL International Corp. (1) (2)	10,700	488,883

		2,126,832
Pharmaceuticals - 1.8%
Impax Laboratories, Inc. (1) (2)	49,100	930,445

Total Healthcare		4,716,387

Industrials - 15.4%

Aerospace & Defense - 1.4%
Moog, Inc., Class A (1) (2)	14,200	710,994
Construction & Engineering - 1.3%
Aegion Corp. (2)	1,800	41,094
EMCOR Group, Inc.	16,100	639,975

		681,069
Construction & Farm Machinery & Heavy Trucks - 1.3%
Titan International, Inc. (1)	28,300	660,239
Electrical Components & Equipment - 1.8%
Belden, Inc. (1)	5,700	304,665
Regal Beloit Corp.	9,100	614,341

		919,006

Industrial Machinery - 5.1%
Actuant Corp., Class A (1)	19,300	656,200
Altra Holdings, Inc.	18,600	535,866
Flow International Corp. (1) (2)	131,500	522,055
Kadant, Inc. (1)	13,870	414,990
LB Foster Co., Class A	10,750	476,333

		2,605,444
Office Services & Supplies - 1.2%
Sykes Enterprises, Inc. (1) (2)	40,504	640,368
Research & Consulting Services - 2.1%
FTI Consulting, Inc. (1) (2)	11,400	433,086
RPX Corp. (2)	44,070	676,034

		1,109,120
Trading Companies & Distributors - 1.2%
Rush Enterprises, Inc., Class A (1) (2)	23,900	614,230

Total Industrials		7,940,470

Information Technology - 12.5%

Communications Equipment - 1.7%
InterDigital, Inc. (1)	18,800	864,612
Computer Storage & Peripherals - 2.4%
Datalink Corp. (2)	54,560	625,258
Lexmark International, Inc., Class A	20,850	636,133

		1,261,391
Data Processing & Outsourced Services - 2.7%
CSG Systems International, Inc. (2)	24,340	526,474
MoneyGram International, Inc. (2)	43,846	862,889

		1,389,363
Internet Software & Services - 0.5%
EarthLink, Inc.	38,830	230,262
Semiconductor Equipment - 1.1%
Tessera Technologies, Inc.	28,460	590,545
Semiconductors - 1.9%
CEVA, Inc. (1) (2)	31,800	533,286
Lattice Semiconductor Corp. (2)	81,700	420,755

		954,041
Technology Distributors - 2.2%
Ingram Micro, Inc. (1) (2)	24,760	473,164
SYNNEX Corp. (1) (2)	16,800	681,240

		1,154,404

Total Information Technology		6,444,618

Materials - 5.9%

Paper Packaging - 1.5%
Graphic Packaging Holding Co. (1) (2)	100,950	776,306
Paper Products - 1.6%
KapStone Paper and Packaging Corp. (1)	27,620	801,256
Specialty Chemicals - 2.8%
Innophos Holdings, Inc. (1)	12,600	637,308
W.R. Grace & Co. (2)	9,700	819,747

		1,457,055

Total Materials		3,034,617

Telecommunication Services - 0.6%

Integrated Telecommunication Services - 0.6%
IDT Corp., Class B (1)	18,500	321,715

Utilities - 1.8%

Electric Utilities - 1.8%
Great Plains Energy, Inc.	18,740	422,962
Portland General Electric Co.	16,930	515,349

Total Utilities		938,311

Total Common Stocks (identified cost $39,829,148)		48,435,026

Short-Term Investments - 45.2%

Collateral Pool Investments for Securities on Loan - 39.2%
Collateral pool allocation (12)		20,194,841

Mutual Funds - 6.0%
BMO Prime Money Market Fund, Class I, 0.040% (10)	3,087,001	3,087,001

Total Short-Term Investments (identified cost $23,281,842)		23,281,842

Total Investments - 139.1% (identified cost $63,110,990)		71,716,868
Other Assets and Liabilities - (39.1)%		(20,145,093)

Total Net Assets - 100.0%		$51,571,775

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Warrants	Value
Common Stocks - 97.4%

Consumer Discretionary - 11.6%

Apparel Retail - 0.8%
Chico’s FAS, Inc.	308,600	$5,573,316
Apparel, Accessories & Luxury Goods - 1.2%
Tumi Holdings, Inc. (1) (2)	339,500	8,232,875
Automotive Retail - 2.0%
Lithia Motors, Inc., Class A (1)	123,802	6,448,846
Sonic Automotive, Inc., Class A	300,100	6,833,277

		13,282,123
Broadcasting - 1.0%
Sinclair Broadcast Group, Inc., Class A	256,300	6,927,789
Homebuilding - 0.9%
TRI Pointe Homes, Inc. (1) (2)	373,700	6,293,108
Internet Retail - 1.9%
Blue Nile, Inc. (1) (2)	286,700	10,195,052
HomeAway, Inc. (1) (2)	96,400	2,947,912

		13,142,964
Leisure Products - 2.2%
Arctic Cat, Inc.	324,100	15,197,049
Restaurants - 0.7%
Biglari Holdings, Inc. (2)	10,853	4,368,875
Specialized Consumer Services - 0.9%
LifeLock, Inc. (1) (2)	597,660	6,167,852

Total Consumer Discretionary		79,185,951

Consumer Staples - 1.6%

Food Retail - 0.7%
Fresh Market, Inc. (1) (2)	94,600	4,686,484
Packaged Foods & Meats - 0.9%
The Hain Celestial Group, Inc. (1) (2)	96,900	6,455,478

Total Consumer Staples		11,141,962

Energy - 11.7%

Oil & Gas-Drilling - 3.1%
Unit Corp. (1) (2)	464,331	20,973,831
Oil & Gas-Exploration & Production - 8.6%
Advantage Oil & Gas, Ltd. (2)	699,500	3,021,840
Approach Resources, Inc. (1) (2)	1,028,600	25,910,434
Clayton Williams Energy, Inc. (1) (2)	20,700	903,141
Laredo Petroleum Holdings, Inc. (1) (2)	727,695	14,088,175
Lone Pine Resources, Inc. (1) (2)	1,111,800	742,460
Penn Virginia Corp. (1) (10)	2,952,200	13,757,252

		58,423,302

Total Energy		79,397,133

Financials - 13.1%

Asset Management & Custody Banks - 7.5%
American Capital, Ltd. (2)	1,774,200	23,650,086
ICG Group, Inc. (1) (2)	1,242,314	13,802,109
Safeguard Scientifics, Inc. (1) (2)	853,600	13,469,808

		50,922,003
Multi-Sector Holdings - 3.7%
Pico Holdings, Inc. (1) (2) (10)	1,106,300	24,991,317
Specialized REIT’s - 1.9%
LaSalle Hotel Properties (1)	267,500	7,062,000
Summit Hotel Properties, Inc.	639,500	6,311,865

		13,373,865

Total Financials		89,287,185

Healthcare - 17.3%

Healthcare Equipment - 4.5%
ABIOMED, Inc. (1) (2)	175,800	3,792,006
Biolase, Inc. (1) (2)	1,218,600	5,776,164
DexCom, Inc. (1) (2)	324,500	6,759,335
Insulet Corp. (1) (2)	196,950	5,880,927
NxStage Medical, Inc. (1) (2)	223,280	3,114,756
Thoratec Corp. (2)	164,100	5,114,997

		30,438,185
Healthcare Facilities - 2.6%
Acadia Healthcare Co., Inc. (1) (2)	237,800	7,940,142
Emeritus Corp. (2)	229,700	5,838,974
HealthSouth Corp. (1) (2)	139,000	4,071,310

		17,850,426
Healthcare Services - 2.0%
BioScrip, Inc. (2)	242,400	3,388,752
HMS Holdings Corp. (1) (2)	128,500	3,199,650
MEDNAX, Inc. (1) (2)	72,300	6,711,609

		13,300,011
Healthcare Supplies - 0.7%
Endologix, Inc. (1) (2)	359,000	4,824,960
Life Sciences Tools & Services - 2.3%
ICON PLC ADR (1) (2)	220,600	7,575,404
PAREXEL International Corp. (1) (2)	170,500	7,790,145

		15,365,549
Managed Healthcare - 0.9%
Centene Corp. (1) (2)	129,800	6,425,100
Pharmaceuticals - 4.3%
Akorn, Inc. (1) (2)	491,755	7,145,200
Jazz Pharmaceuticals PLC (1) (2)	151,800	10,317,846
Pacira Pharmaceuticals, Inc. (1) (2)	199,500	5,845,350
Salix Pharmaceuticals, Ltd. (1) (2)	100,000	6,067,000

		29,375,396

Total Healthcare		117,579,627

Industrials - 16.3%

Aerospace & Defense - 3.6%
BE Aerospace, Inc. (2)	106,600	6,762,704
Hexcel Corp. (1) (2)	245,400	8,532,558
Triumph Group, Inc.	116,700	9,061,755

		24,357,017
Air Freight & Logistics - 0.6%
Hub Group, Inc., Class A (1) (2)	108,800	3,950,528
Building Products - 0.5%
Lennox International, Inc.	58,100	3,717,819
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV	104,500	6,614,850
Construction & Farm Machinery & Heavy Trucks - 0.7%
The Manitowoc Co., Inc. (1)	228,400	4,798,684

Human Resource & Employment Services - 1.0%
On Assignment, Inc. (1) (2)	269,100	7,007,364
Industrial Machinery - 2.7%
Actuant Corp., Class A (1)	153,300	5,212,200
Altra Holdings, Inc.	132,611	3,820,523
Mueller Industries, Inc.	65,200	3,550,140
Trimas Corp. (1) (2)	185,400	5,979,150

		18,562,013
Research & Consulting Services - 4.4%
Acacia Research Corp. (1)	992,800	24,820,000
Advisory Board Co. (1) (2)	102,100	5,391,901

		30,211,901
Trading Companies & Distributors - 1.8%
United Rentals, Inc. (1) (2)	132,700	7,542,668
Watsco, Inc. (1)	51,500	4,493,375

		12,036,043

Total Industrials		111,256,219

Information Technology - 22.0%

Application Software - 7.2%
ACI Worldwide, Inc. (1) (2)	98,400	4,576,584
Aspen Technology, Inc. (1) (2)	343,700	10,524,094
Ebix, Inc.	1,040,550	20,644,512
NICE Systems, Ltd.	181,600	6,701,040
Tangoe, Inc. (1) (2)	419,900	6,260,709

		48,706,939
Communications Equipment - 1.6%
Aruba Networks, Inc. (1) (2)	285,700	4,268,358
CalAmp Corp. (1) (2)	517,100	6,810,207

		11,078,565
Consulting & Other Services - 1.8%
EPAM Systems, Inc. (1) (2)	338,900	7,848,924
MAXIMUS, Inc.	62,400	4,656,912

		12,505,836
Data Processing & Outsourced Services - 1.9%
Cardtronics, Inc. (1) (2)	278,000	7,931,340
ExlService Holdings, Inc. (1) (2)	170,600	5,003,698

		12,935,038
Internet Software & Services - 2.1%
Global Eagle Entertainment, Inc. (1) (2)	1,463,196	14,339,321
Semiconductors - 1.2%
CEVA, Inc. (1) (2)	210,000	3,521,700
Microsemi Corp. (2)	213,800	4,688,634

		8,210,334
Systems Software - 6.2%
AVG Technologies (1) (2)	1,301,037	23,717,904
FleetMatics Group PLC (1) (2)	230,992	6,872,012
Infoblox, Inc. (2)	211,990	5,157,717
Proofpoint, Inc. (1) (2)	314,230	6,347,446

		42,095,079

Total Information Technology		149,871,112

Materials - 0.8%

Specialty Chemicals - 0.8%
Ferro Corp. (2)	742,600	5,094,236

Telecommunication Services - 3.0%

Alternative Carriers - 3.0%
8x8, Inc. (1) (2)	415,400	3,435,358
inContact, Inc. (1) (2)	2,320,400	16,846,104

Total Telecommunication Services		20,281,462

Total Common Stocks (identified cost $533,618,478)		663,094,887

Warrants - 0.0%
Magnum Hunter Resource Corp., Exercise Price: $10.50, 10/14/2013 (1) (2)	80,820	—

Total Warrants (identified cost $0)		—

Short-Term Investments - 46.2%

Collateral Pool Investments for Securities on Loan - 43.1%
Collateral pool allocation (12)		293,163,770
Mutual Funds - 3.1%
BMO Prime Money Market Fund, Class I, 0.040% (10)	21,305,014	21,305,014

Total Short-Term Investments (identified cost $314,468,784)		314,468,784

Total Investments - 143.6% (identified cost $848,087,262)		977,563,671
Other Assets and Liabilities - (43.6)%		(296,621,646)

Total Net Assets - 100.0%		$680,942,025

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares, Rights, or Principal Amount	Value

Common Stocks - 93.2%

Australia - 9.2%
Brambles, Ltd.	336,739	$2,929,449
Computershare, Ltd.	259,580	2,756,248
Newcrest Mining, Ltd.	113,892	1,555,858
QBE Insurance Group, Ltd.	129,006	1,950,128
Rio Tinto, Ltd.	24,017	1,246,435
Telstra Corp., Ltd.	169,582	767,068
Woodside Petroleum, Ltd.	76,988	2,623,589
Woolworths, Ltd.	67,514	2,119,218

		15,947,993
Belgium - 2.8%
Belgacom SA	74,959	1,658,319
Colruyt SA	61,124	3,107,894

		4,766,213
Finland - 1.1%
Kone OYJ, Class B	22,436	1,972,356
France - 8.0%
Air Liquide SA	24,977	3,186,783
Legrand SA (1)	60,071	2,938,229
Sanofi	32,581	3,426,358
Total SA	85,437	4,237,519

		13,788,889
Germany - 6.0%
Adidas AG	17,324	1,881,082
Brenntag AG	7,914	1,206,400
Deutsche Post AG	76,874	1,940,091
SAP AG	34,781	2,649,131
Symrise AG	32,297	1,313,637
Wincor Nixdorf AG	25,240	1,426,640

		10,416,981
Hong Kong - 7.7%
ASM Pacific Technology, Ltd.	264,800	3,167,864
China Mobile, Ltd.	241,000	2,511,559
CNOOC, Ltd.	1,718,000	3,016,424
Power Assets Holdings, Ltd.	266,500	2,323,507
VTech Holdings, Ltd.	154,900	2,275,384

		13,294,738
Ireland - 1.0%
CRH PLC	84,966	1,793,912
Israel - 1.1%
Bezeq Israeli Telecommunication Corp., Ltd.	462,480	591,516
Teva Pharmaceutical Industries, Ltd.	36,420	1,390,974

		1,982,490
Japan - 8.8%
KDDI Corp.	42,200	1,907,209
Makita Corp.	63,000	3,389,544
Mitsubishi Electric Corp.	287,000	2,712,670

Shin-Etsu Chemical Co., Ltd.	33,900	2,131,870
Sumitomo Rubber Industries, Ltd.	159,500	2,506,172
Toyota Tsusho Corp.	94,200	2,496,090

		15,143,555
Malaysia - 4.7%
Axiata Group Bhd	1,462,700	3,199,004
Lafarge Malaysia Bhd	226,100	790,108
Malayan Banking Bhd	1,012,800	3,334,703
Multi-Purpose Holdings Bhd	664,800	765,642

		8,089,457
Netherlands - 3.8%
Koninklijke Vopak NV	30,856	1,847,854
Reed Elsevier NV	156,167	2,543,951
Unilever NV	52,339	2,122,210

		6,514,015
Norway - 0.8%
Telenor ASA	70,030	1,465,550
Singapore - 4.5%
ComfortDelGro Corp., Ltd.	1,389,000	2,047,528
SembCorp Industries, Ltd.	350,000	1,343,484
Singapore Technologies Engineering, Ltd.	324,000	1,031,790
United Overseas Bank, Ltd.	116,000	1,959,539
Venture Corp., Ltd.	230,000	1,332,566

		7,714,907
Sweden - 3.4%
Assa Abloy AB, Class B	58,964	2,350,644
Atlas Copco AB, A Shares	88,184	2,317,627
Swedish Match AB	32,985	1,135,461

		5,803,732
Switzerland - 11.9%
Givaudan SA (2)	851	1,092,423
Nestle SA	73,581	4,855,380
Novartis AG	57,913	4,149,799
Panalpina Welttransport Holding AG	12,870	1,276,843
Roche Holding AG	19,780	4,894,369
Schindler Holding AG	7,172	1,042,393
Syngenta AG	2,534	994,353
Zurich Insurance Group AG (2)	8,157	2,156,664

		20,462,224
Taiwan - 2.9%
Advantech Co., Ltd.	298,400	1,461,844
Chunghwa Telecom Co., Ltd.	530,000	1,685,967
MediaTek, Inc.	148,000	1,825,439

		4,973,250
United Kingdom - 15.5%
BP PLC	262,400	1,878,214
British American Tobacco PLC	33,400	1,834,368
British Sky Broadcasting Group PLC	123,300	1,460,370
GlaxoSmithKline PLC	102,200	2,649,051
Legal & General Group PLC	792,100	2,144,568
National Grid PLC	157,800	1,866,977
Royal Dutch Shell PLC, A Shares	107,319	3,573,900
Royal Dutch Shell PLC, B Shares	73,000	2,522,046
SSE PLC	80,100	1,873,000

Tesco PLC	309,800	1,709,640
United Utilities Group PLC	169,800	1,936,914
Vodafone Group PLC	1,172,000	3,396,406

		26,845,454

Total Common Stocks (identified cost $141,959,414)		160,975,716

Preferred Stocks - 1.1%

Germany - 1.1%
Fuchs Petrolub AG	20,869	1,799,947

Total Preferred Stocks (identified cost $958,539)		1,799,947

Rights - 0.0%

Malaysia - 0.0%
Multi-Purpose Holdings BHD, Class R, Exercise Price: 1.00 Malaysian Ringgit, 6/18/2013 (2)	332,400	66,501

Total Rights (identified cost $0)		66,501

Short-Term Investments - 5.5%

Collateral Pool Investments for Securities on Loan - 1.3%
Collateral pool allocation (12)		2,127,989
Repurchase Agreement - 4.2%
Agreement with Fixed Income Clearing Corp., 0.010%, dated 5/31/2013, to be repurchased at $7,324,894 on 6/3/2013, collateralized by a U.S. Treasury Obligation with a maturity of 8/15/2015, with a market value of $7,474,688 (at amortized cost)	$7,324,888	7,324,888

Total Short-Term Investments (identified cost $9,452,877)		9,452,877

Total Investments - 99.8% (identified cost $152,370,830)		172,295,041
Other Assets and Liabilities - 0.2%		356,278

Total Net Assets - 100.0%		$172,651,319

Pyrford International Stock Fund

Industry Division

As of May 31, 2013

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$2,969,829	1.7%
Apparel	1,881,082	1.1
Auto Parts & Equipment	2,506,173	1.5
Banks	5,294,241	3.1
Building Materials	2,584,020	1.5
Chemicals	9,925,464	5.7
Commercial Services	2,929,449	1.7
Computers	5,644,733	3.3
Distribution/Wholesale	2,496,090	1.4
Electric	4,196,508	2.4
Electrical Components & Equipment	5,650,899	3.3
Electronics	1,332,566	0.8
Engineering & Construction	2,375,273	1.4
Food	13,914,342	8.1
Gas	1,866,977	1.1
Hand/Machine Tools	4,431,937	2.6
Holding Companies-Diversified	765,643	0.4
Insurance	6,251,360	3.6
Machinery-Construction & Mining	2,317,627	1.3
Machinery-Diversified	1,972,356	1.1
Media	4,004,321	2.3
Metal Fabricate/Hardware	2,350,644	1.4
Mining	2,802,293	1.6
Oil & Gas	17,851,692	10.3
Pharmaceuticals	16,510,551	9.6
Semiconductors	4,993,303	2.9
Software	2,649,131	1.5
Telecommunications	19,457,981	11.3
Transportation	7,112,317	4.1
Water	1,936,914	1.1

Total Common Stocks	160,975,716	93.2
Preferred Stocks	1,799,947	1.1
Rights	66,501	0.0
Collateral Pool Investments for Securities on Loan	2,127,989	1.3
Repurchase Agreement	7,324,888	4.2

Total Investments	172,295,041	99.8
Other Assets and Liabilities	356,278	0.2

Total Net Assets	$172,651,319	100.0%

Lloyd George Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 88.7%

Bermuda - 7.0%
Credicorp, Ltd.	19,500	$2,683,590
Giordano International, Ltd.	3,082,000	2,937,642
Jardine Matheson Holdings, Ltd.	46,400	3,041,981

		8,663,213
Brazil - 4.8%
AES Tiete SA	235,200	2,261,074
CCR SA	226,500	2,066,397
Localiza Rent a Car SA	107,625	1,654,223

		5,981,694
Chile - 3.3%
Aguas Andinas SA, Class A	3,199,020	2,374,783
Banco Santander-Chile, ADR	71,241	1,734,718

		4,109,501
China - 1.1%
PetroChina Co., Ltd., Class H	1,172,000	1,360,426
Colombia - 0.8%
Ecopetrol SA, ADR	23,060	999,651
Hong Kong - 11.7%
China Mobile, Ltd.	345,500	3,600,596
CLP Holdings, Ltd.	163,000	1,371,481
SJM Holdings, Ltd.	935,000	2,525,938
Swire Pacific, Ltd.	700,000	1,686,641
Swire Properties, Ltd.	130,850	401,898
Television Broadcasts, Ltd.	397,300	2,854,799
VTech Holdings, Ltd.	143,300	2,104,987

		14,546,340
India - 4.4%
Ashok Leyland, Ltd.	2,820,690	1,190,021
Mahindra & Mahindra, Ltd.	120,990	2,069,746
Tata Consultancy Services, Ltd.	84,150	2,236,075

		5,495,842
Indonesia - 1.4%
Bank Mandiri Persero Tbk PT	1,738,404	1,724,973
Malaysia - 3.3%
Kuala Lumpur Kepong Bhd	232,500	1,577,063
Public Bank Bhd	464,400	2,530,529

		4,107,592
Mauritius - 1.3%
Golden Agri-Resources, Ltd.	3,431,000	1,554,948
Mexico - 5.1%
Bolsa Mexicana de Valores SAB de C.V.	542,800	1,380,549
Grupo Financiero Banorte SAB de C.V., Class O	436,700	2,791,777
Grupo Herdez SAB de C.V.	697,746	2,183,621

		6,355,947
Peru - 0.4%
Cia de Minas Buenaventura SA, ADR	29,960	537,782

Philippines - 7.0%
Philippine Long Distance Telephone Co.	59,205	4,323,493
Universal Robina Corp.	1,481,930	4,367,357

		8,690,850
Russia - 4.2%
NovaTek OAO, GDR	17,190	1,928,718
Sberbank of Russia	1,052,000	3,239,343

		5,168,061
Singapore - 4.0%
Jardine Cycle & Carriage, Ltd.	77,000	2,843,998
Parkson Retail Asia, Ltd.	1,695,000	2,123,302

		4,967,300
South Africa - 7.6%
African Bank Investments, Ltd. (1)	346,570	549,430
Cashbuild, Ltd.	137,641	1,600,480
Discovery, Ltd.	376,430	3,023,374
Foschini Group, Ltd.	178,750	1,873,939
Life Healthcare Group Holdings, Ltd.	640,140	2,329,181

		9,376,404
South Korea - 5.7%
Hyundai Marine & Fire Insurance Co., Ltd.	66,840	1,920,188
KT&G Corp.	38,940	2,733,859
Samsung Electronics Co., Ltd.	1,750	2,360,005

		7,014,052
Taiwan - 6.6%
Chunghwa Telecom Co., Ltd.	527,000	1,676,424
St. Shine Optical Co., Ltd.	98,000	2,200,314
Taiwan Semiconductor Manufacturing Co., Ltd.	1,195,839	4,349,821

		8,226,559
Thailand - 9.0%
Advanced Info Service PCL	481,200	4,418,616
Bangkok Bank PCL	562,826	3,809,076
Kasikornbank PCL	171,969	1,101,768
PTT PCL	170,000	1,796,862

		11,126,322

Total Common Stocks (identified cost $101,702,618)		110,007,457

Preferred Stocks - 3.8%

Brazil - 3.8%
Cia Energetica de Minas Gerais	238,011	2,405,890
Telefonica Brasil SA	95,000	2,337,520

Total Preferred Stocks (identified cost $5,184,173)		4,743,410

Short-Term Investments - 6.3%

Collateral Pool Investments for Securities on Loan - 0.4%
Collateral pool allocation (12)		533,699

Repurchase Agreement - 5.9%
Agreement with Fixed Income Clearing Corp., 0.010%, dated 5/31/2013, to be repurchased at $7,292,813 on 6/3/2013, collateralized by a U.S. Treasury Obligation with a maturity of 8/15/2015, with a market value of $7,443,281 (at amortized cost)	$7,292,807	7,292,807

Total Short-Term Investments (identified cost $7,826,506)		7,826,506

Total Investments - 98.8% (identified cost $114,713,297)		122,577,373
Other Assets and Liabilities - 1.2%		1,502,016

Total Net Assets - 100.0%		$124,079,389

Lloyd George Emerging Markets Equity Fund

Industry Division

As of May 31, 2013

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$5,865,870	4.7%
Auto Manufacturers	3,259,766	2.6
Banks	20,165,203	16.3
Commercial Services	3,720,620	3.0
Computers	2,236,076	1.8
Distribution/Wholesale	2,843,998	2.3
Diversified Financial Services	1,380,549	1.1
Electric	3,632,555	2.9
Food	6,550,979	5.3
Healthcare-Products	2,200,314	1.8
Healthcare-Services	2,329,181	1.9
Holding Companies-Diversified	4,728,621	3.8
Insurance	4,943,562	4.0
Lodging	2,525,938	2.1
Media	2,854,799	2.3
Mining	537,782	0.4
Oil & Gas	6,085,658	4.9
Real Estate	401,899	0.3
Retail	8,535,363	6.9
Semiconductors	6,709,826	5.4
Telecommunications	16,124,116	13.0
Water	2,374,782	1.9

Total Common Stocks	110,007,457	88.7
Preferred Stocks	4,743,410	3.8
Collateral Pool Investments for Securities on Loan	533,699	0.4
Repurchase Agreement	7,292,807	5.9

Total Investments	122,577,373	98.8
Other Assets and Liabilities	1,502,016	1.2

Total Net Assets	$124,079,389	100.0%

Pyrford Global Strategic Return Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks - 26.7%

Australia - 1.1%
Brambles, Ltd.	17,000	$147,891
Computershare, Ltd.	15,100	160,333
Woodside Petroleum, Ltd.	4,300	146,535

		454,759
Belgium - 0.2%
Colruyt SA	1,340	68,133
Canada - 0.9%
Imperial Oil, Ltd.	6,187	241,632
Metro, Inc.	2,356	157,733

		399,365
France - 0.7%
Air Liquide SA	573	73,108
Legrand SA	1,270	62,119
Sanofi	800	84,131
Total SA	1,930	95,725

		315,083
Germany - 0.1%
SAP AG	770	58,648
Hong Kong - 2.7%
ASM Pacific Technology, Ltd.	27,900	333,774
China Mobile, Ltd.	28,000	291,799
CNOOC, Ltd.	181,000	317,796
VTech Holdings, Ltd.	16,200	237,968

		1,181,337
Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	74,400	95,159
Teva Pharmaceutical Industries, Ltd.	4,970	189,817

		284,976
Japan - 1.2%
Makita Corp.	3,500	188,308
Shin-Etsu Chemical Co., Ltd.	2,200	138,352
Sumitomo Rubber Industries, Ltd.	10,500	164,983

		491,643
Malaysia - 1.7%
Axiata Group Bhd	169,700	371,143
Malayan Banking Bhd	114,000	375,352

		746,495
Netherlands - 0.2%
Reed Elsevier NV	3,520	57,340
Unilever NV	1,110	45,008

		102,348
Norway - 0.4%
Telenor ASA	8,798	184,120
Singapore - 1.6%
ComfortDelGro Corp., Ltd.	149,000	219,641
United Overseas Bank, Ltd.	16,000	270,281
Venture Corp., Ltd.	32,000	185,401

		675,323

Sweden - 1.2%
Assa Abloy AB, Class B	4,361	173,855
Atlas Copco AB, A Shares	8,960	235,484
Swedish Match AB	2,439	83,959

		493,298
Switzerland - 1.5%
Nestle SA	2,670	176,185
Novartis AG	2,320	166,241
Roche Holding AG	790	195,478
Syngenta AG	100	39,240
Zurich Insurance Group AG (2)	230	60,811

		637,955
Taiwan - 1.4%
Advantech Co., Ltd.	46,600	228,291
Chunghwa Telecom Co., Ltd.	118,000	375,366

		603,657
United Kingdom - 1.1%
BP PLC	9,100	65,136
British American Tobacco PLC	1,200	65,905
GlaxoSmithKline PLC	3,400	88,129
Legal & General Group PLC	21,000	56,856
Royal Dutch Shell PLC, A Shares	2,160	71,932
SSE PLC	2,400	56,120
Vodafone Group PLC	27,500	79,694

		483,772
United States - 10.0%
Altria Group, Inc.	8,300	299,630
Automatic Data Processing, Inc.	3,340	229,525
C.H. Robinson Worldwide, Inc.	4,714	267,237
Exxon Mobil Corp.	7,220	653,193
General Dynamics Corp.	4,424	341,090
Home Depot, Inc.	4,285	337,058
Linear Technology Corp.	9,130	342,375
McDonald’s Corp.	3,454	333,553
Microsoft Corp.	12,300	429,024
Philip Morris International, Inc.	4,700	427,277
Sigma-Aldrich Corp.	3,815	319,163
T. Rowe Price Group, Inc.	4,556	345,618

		4,324,743

Total Common Stocks (identified cost $10,225,230)		11,505,655

Preferred Stocks - 0.1%

Germany - 0.1%
Fuchs Petrolub AG	622	53,647

Total Preferred Stocks (identified cost $31,082)		53,647

International Bonds - 70.5%

Canada - 11.1%
Canadian Government Bond, 4.000%, 6/1/2016 (11)	$4,610,000	4,804,760

Germany - 9.2%
Bundesobligation, 2.000%, 2/26/2016 (11)	960,000	1,311,109
Bundesrepublik Deutschland, 3.500%, 1/4/2016 (11)	920,000	1,299,998
Bundesrepublik Deutschland, 3.750%, 1/4/2015 (11)	1,000,000	1,375,715

		3,986,822

United Kingdom - 9.3%
United Kingdom Treasury Bond, 4.750%, 9/7/2015 (11)	920,000	1,535,617
United Kingdom Treasury Bond, 5.000%, 9/7/2014 (11)	1,530,000	2,461,142

		3,996,759

United States - 40.9%
United States Treasury Note/Bond, 0.375%, 11/15/2014	1,810,000	1,814,101
United States Treasury Note/Bond, 1.250%, 8/31/2015	1,780,000	1,815,878
United States Treasury Note/Bond, 1.375%, 11/30/2015	4,230,000	4,331,787
United States Treasury Note/Bond, 4.250%, 11/15/2014	1,680,000	1,777,584
United States Treasury Note/Bond, 5.125%, 5/15/2016	3,749,900	4,255,844
United States Treasury Note/Bond, 7.250%, 5/15/2016	3,050,000	3,650,707

		17,645,901

Total International Bonds (identified cost $30,550,080)		30,434,242

Short-Term Investments - 1.8%

Repurchase Agreement - 1.8%
Agreement with Fixed Income Clearing Corp., 0.010%, dated 5/31/2013 to be repurchased at $762,036 on 6/3/2013, collateralized by a U.S. Treasury Obligation with a maturity of 8/15/2015, with a market value of $778,875 (at amortized cost)	762,035	762,035

Total Short-Term Investments (identified cost $762,035)		762,035

Total Investments - 99.1% (identified cost $41,568,427)		42,755,579
Other Assets and Liabilities - 0.9%		384,896

Total Net Assets - 100.0%		$43,140,475

Pyrford Global Strategic Return Fund

Industry Division

As of May 31, 2013

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$341,090	0.8%
Agriculture	876,771	2.0
Auto Parts & Equipment	164,983	0.4
Banks	645,633	1.5
Chemicals	569,863	1.3
Commercial Services	377,416	0.9
Computers	388,624	0.9
Diversified Financial Services	345,618	0.8
Electric	56,120	0.1
Electrical Components & Equipment	62,119	0.2
Electronics	185,401	0.4
Food	447,059	1.0
Hand/Machine Tools	188,308	0.4
Insurance	117,667	0.3
Machinery-Construction & Mining	235,484	0.6
Media	57,341	0.1
Metal Fabricate/Hardware	173,855	0.4
Oil & Gas	1,591,948	3.7
Pharmaceuticals	723,797	1.7
Retail	670,611	1.6
Semiconductors	676,149	1.6
Software	487,672	1.1
Telecommunications	1,635,248	3.8
Transportation	486,878	1.1

Total Common Stocks	11,505,655	26.7
Preferred Stocks	53,647	0.1
International Bonds	30,434,242	70.5
Repurchase Agreement	762,035	1.8

Total Investments	42,755,579	99.1
Other Assets and Liabilities	384,896	0.9

Total Net Assets	$43,140,475	100.0%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 96.3%

Alabama - 1.3%
Alabama Agricultural & Mechanical University, AMBAC, 5.000%, 11/1/2013	$475,000	$479,242
Alabama Board of Education, 4.000%, 7/1/2020, Call 7/1/2018	2,705,000	2,914,529
Alabama Drinking Water Finance Authority, AMBAC, 5.000%, 8/15/2014	500,000	521,540
Alabama Private Colleges & Universities Facilities Authority, AGC, 5.000%, 9/1/2015	530,000	576,195
Auburn University, 3.000%, 6/1/2013	150,000	150,000
Health Care Authority for Baptist Health, 0.700%, 11/1/2042 (3)	5,750,000	5,750,000
Scottsboro Waterworks Sewer & Gas Board, 3.000%, 8/1/2016	205,000	215,935
University of South Alabama, NATL-RE FGIC, 5.000%, 3/15/2023, Call 3/15/2014	100,000	103,273

		10,710,714
Alaska - 0.0%
Alaska Municipal Bond Bank Authority, NATL-RE State Aid Withholding, 3.750%, 12/1/2013	100,000	101,644
Southeast Alaska Power Agency, AGC, 3.250%, 6/1/2013	200,000	200,000

		301,644
Arizona - 2.7%
Arizona Health Facilities Authority, 1.970%, 2/5/2020, Call 8/9/2019 (3)	3,250,000	3,325,140
Arizona Health Facilities Authority, 1.970%, 2/5/2020, Call 8/9/2019 (3)	750,000	767,340
Arizona Health Facilities Authority, 2.000%, 2/1/2015	1,000,000	1,010,760
Arizona Health Facilities Authority, 3.000%, 2/1/2016	1,500,000	1,556,355
Arizona Health Facilities Authority, 4.000%, 7/1/2015	140,000	148,205
Arizona Health Facilities Authority, NATL-RE FGIC, 5.500%, 6/1/2014	1,130,000	1,168,420
Arizona School Facilities Board, 4.000%, 9/1/2014	100,000	104,406
Arizona School Facilities Board, AGM, 5.250%, 9/1/2014	200,000	211,896
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	25,000	26,694
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	500,000	501,635
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2014	605,000	639,122
Arizona School Facilities Board, NATL-RE FGIC, 5.250%, 9/1/2014, Call 9/1/2013	175,000	177,088
Arizona State University Energy Management LLC, 5.000%, 7/1/2013	325,000	326,138
City of Phoenix, NATL-RE FGIC, 0.000%, 7/1/2013	100,000	99,836
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (3)	500,000	500,000
Maricopa County Pollution Control Corp., 6.000%, 5/1/2014 (3)	1,500,000	1,566,165
Pima County Industrial Development Authority, 3.000%, 7/1/2014	135,000	137,115
Pima County Industrial Development Authority, 4.000%, 7/1/2016	305,000	321,220
Pima County Industrial Development Authority, 6.250%, 7/1/2013	110,000	110,483
Pima County Unified School District No. 10 Ampitheater, 3.000%, 7/1/2013	210,000	210,443
Pima County Unified School District No. 6 Marana, NATL-RE, 4.500%, 7/1/2013	50,000	50,136
Pinal County Electric District No. 3, 2.000%, 7/1/2013	745,000	745,678
Pinal County Electric District No. 3, 4.000%, 7/1/2014	1,000,000	1,027,350
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2032, Call 1/1/2019	1,000,000	1,129,270
Scottsdale Industrial Development Authority, FSA, 0.500%, 9/1/2045, Call 6/4/2013 (3)	3,775,000	3,775,000
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2013	100,000	100,316
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2015, Call 7/1/2014	100,000	104,376
University Medical Center Corp., 4.000%, 7/1/2013	500,000	501,325
University Medical Center Corp., 5.000%, 7/1/2013	540,000	541,836
Yuma Municipal Property Corp., 5.000%, 7/1/2019	1,385,000	1,636,211

		22,519,959
Arkansas - 0.3%
City of Bentonville, NATL-RE, 6.400%, 12/1/2014	200,000	215,672
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023 (4)	1,150,000	1,147,401
City of Fort Smith, 2.375%, 5/1/2027, Call 5/1/2022	610,000	613,794
City of North Little Rock, 2.625%, 5/1/2016	350,000	357,837
County of Jefferson, AGM, 3.000%, 6/1/2014	450,000	456,867

		2,791,571

California - 9.6%
Abag Finance Authority for Nonprofit Corporations, 4.300%, 7/1/2016, Call 7/1/2015	100,000	110,200
Anaheim City School District, NATL-RE FGIC, 0.000%, 8/1/2017	200,000	180,308
Bay Area Toll Authority, 1.220%, 4/1/2024, Call 10/1/2023 (3)	2,500,000	2,517,775
California Community College Financing Authority, 3.000%, 6/1/2013	200,000	200,000
California Health Facilities Financing Authority, 3.500%, 8/15/2014	250,000	256,555
California Infrastructure & Economic Development Bank, AMBAC, 0.420%, 10/1/2017, Call 6/4/2013 (3)	1,175,000	1,094,124
California Infrastructure & Economic Development Bank, AMBAC, 0.420%, 10/1/2018, Call 6/6/2013 (3)	1,425,000	1,323,935
California Infrastructure & Economic Development Bank, AMBAC, 0.420%, 10/1/2020, Call 6/3/2013 (3)	950,000	880,414
California Infrastructure & Economic Development Bank, AMBAC, 0.420%, 10/1/2022, Call 6/5/2013 (3)	300,000	277,272
California State Public Works Board, 5.000%, 4/1/2015	250,000	270,237
California State Public Works Board, NATL-RE FGIC, 4.000%, 9/1/2013	100,000	100,907
California Statewide Communities Development Authority, 0.620%, 9/6/2035, Call 6/6/2013 (3) (5) (6)	1,000,000	1,000,000
California Statewide Communities Development Authority, 5.000%, 6/15/2013	125,000	125,198
City of Fresno, 4.000%, 6/1/2013	150,000	150,000
City of Fresno, NATL-RE FGIC, 5.250%, 6/1/2015, Call 7/1/2013	525,000	526,669
City of Lodi, NATL-RE, 4.500%, 10/1/2016, Call 10/1/2014	175,000	184,860
City of Lodi, NATL-RE, 5.500%, 10/1/2017, Call 10/1/2014	175,000	187,168
City of Palo Alto, 2.000%, 9/2/2013	250,000	250,805
City of Yucaipa, 3.000%, 9/1/2014	425,000	432,212
City of Yucaipa, 3.000%, 9/1/2015	345,000	351,900
Coast Community College District, NATL-RE, 5.000%, 8/1/2023, Call 8/1/2013	250,000	251,867
Compton Community College District, NATL-RE, 4.000%, 7/1/2013	100,000	100,227
County of Alameda, NATL-RE, 0.000%, 6/15/2013	300,000	299,619
County of Mendocino, AGM, 2.000%, 6/1/2013	975,000	975,000
County of Mendocino, AGM, 3.000%, 6/1/2014	985,000	1,000,809
County of Mendocino, AGM, 3.000%, 6/1/2016	1,045,000	1,076,089
County of Yolo, AGM, 1.500%, 12/1/2013	60,000	60,152
County of Yolo, AGM, 7.000%, 12/1/2013	160,000	164,686
East Bay Municipal Utility District, 0.440%, 7/8/2015, Call 7/1/2013 (3)	700,000	700,028
Fairfield-Suisun Unified School District, AMBAC, 5.000%, 8/15/2013	1,980,000	1,992,692
Golden State Tobacco Securitization Corp., AMBAC, 5.000%, 6/1/2014	150,000	156,132
Golden West Schools Financing Authority, FGIC, 0.530%, 8/1/2026 (3)	4,980,000	4,980,000
Hueneme Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	97,425
Kaweah Delta Health Care District, 4.000%, 6/1/2014	280,000	288,666
Kaweah Delta Health Care District, 4.000%, 6/1/2015	125,000	132,366
Kaweah Delta Health Care District, 4.000%, 6/1/2016	490,000	528,661
Long Beach Bond Finance Authority, 5.000%, 11/15/2015	110,000	119,372
Los Angeles Convention & Exhibit Center Authority, AMBAC, 3.500%, 8/15/2014	50,000	51,747
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.436%, 7/1/2027 (3)	225,000	205,233
Los Angeles County Public Works Financing Authority, NATL-RE, 5.000%, 12/1/2015	100,000	110,277
Los Angeles Unified School District, NATL-RE, 5.000%, 1/1/2028, Call 7/1/2013	150,000	150,521
M-S-R Public Power Agency, NATL-RE, 5.000%, 7/1/2013	500,000	501,700
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	110,000	119,361
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 8/1/2015	40,000	42,018
Mendota Unified School District, BAM, 2.000%, 8/1/2015	100,000	102,364
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	276,258
Northern California Gas Authority No. 1, 0.820%, 7/1/2019 (3)	5,500,000	5,170,330
Northern California Transmission Agency, NATL-RE, 0.437%, 5/1/2024, Call 6/6/2013 (3)	800,000	729,306
Oak Valley Hospital District, NATL-RE FGIC, 5.000%, 7/1/2014	225,000	234,920
Oakland Unified School District, NATL-RE FGIC, 5.000%, 8/1/2013	180,000	181,089
Pittsburg Infrastructure Financing Authority, AGM, 2.000%, 9/2/2013	200,000	200,150
Pittsburg Infrastructure Financing Authority, AGM, 3.000%, 9/2/2014	390,000	396,150
Placer County Community Facilities District, 3.000%, 9/1/2013	735,000	737,940
Pleasant Valley School District, NATL-RE, 0.570%, 8/1/2031 (3)	5,850,000	5,850,000
Pomona Unified School District, 5.375%, 8/1/2013	200,000	201,564
Poway Unified School District Public Financing Authority, 2.000%, 9/15/2015	640,000	650,016
Poway Unified School District Public Financing Authority, 3.000%, 9/15/2016	715,000	744,730
Puttable Floating Option Tax-Exempt Receipts, 0.540%, 2/1/2025 (3)	1,960,000	1,960,000
Puttable Floating Option Tax-Exempt Receipts, 0.540%, 8/1/2030	6,780,000	6,780,000
Puttable Floating Option Tax-Exempt Receipts, AGM, 0.360%, 11/1/2032, Call 5/1/2017 (3) (5) (6)	8,000,000	8,000,000

Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.390%, 8/1/2037, Call 8/1/2017 (3) (5) (6)	2,500,000	2,500,000
Rancho Santa Fe Community Services District, 3.000%, 9/1/2013	235,000	235,996
Redwood City Redevelopment Agency, AMBAC, 5.250%, 7/15/2015, Call 7/15/2013	220,000	220,601
Richland School District, AGM, 0.000%, 8/1/2015	210,000	203,127
Roseville Joint Union High School District, 0.000%, 8/1/2014	415,000	408,364
Sacramento Municipal Utility District, NATL-RE, 5.000%, 7/1/2013	100,000	100,325
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2013	450,000	452,038
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2014	460,000	467,351
Salida Area Public Facilities Financing Agency, 3.000%, 9/1/2015	715,000	728,356
San Bernardino City Unified School District, AGM, 4.500%, 8/1/2016, Call 8/1/2015	360,000	387,439
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2014	150,000	157,088
San Bernardino City Unified School District, NATL-RE FGIC, 0.000%, 8/1/2014	100,000	97,883
San Bernardino County Flood Control District, AMBAC, 4.000%, 8/1/2014, Call 7/1/2013	125,000	125,308
San Diego Unified School District, AGM, 5.000%, 7/1/2028, Call 7/1/2013	325,000	326,089
San Francisco Community College District, NATL-RE, 5.000%, 6/15/2019, Call 7/1/2013	800,000	810,656
San Ramon Valley Unified School District, NATL-RE, 4.500%, 8/1/2013	100,000	100,679
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2014	755,000	769,398
Sierra View Local Health Care District, 4.600%, 7/1/2015	100,000	105,042
Southern California Public Power Authority, 5.000%, 11/1/2014	900,000	946,863
Southern Mono Health Care District, 2.000%, 8/1/2013	300,000	300,516
Southern Mono Health Care District, 2.000%, 8/1/2014	400,000	402,924
State of California, 5.000%, 3/1/2017	190,000	218,122
State of California, 5.000%, 9/1/2020, Call 9/1/2016	100,000	112,102
State of California, 5.125%, 4/1/2024, Call 4/1/2014	600,000	619,404
State of California, 5.200%, 3/1/2014, Call 7/1/2013	75,000	75,272
State of California, FSA, 0.530%, 8/1/2027 (3)	7,500,000	7,500,000
Stockton Unified School District, 3.000%, 7/1/2015	430,000	445,613
Turlock Unified School District, BAM, 2.000%, 6/1/2014	430,000	435,543
Twin Rivers Unified School District, AGM, 0.000%, 6/1/2020, Call 7/1/2013 (3) (4)	3,150,000	3,114,972
Vallejo City Unified School District, NATL-RE, 5.200%, 2/1/2014	725,000	734,584
Victor Elementary School District, NATL-RE, 0.000%, 6/1/2015	270,000	256,327
West Kern Water District, 3.000%, 6/1/2013	205,000	205,000
Windsor Unified School District, NATL-RE FGIC, 0.000%, 8/1/2013	110,000	109,691

		80,412,677
Colorado - 5.4%
Broomfield Urban Renewal Authority, 0.300%, 12/1/2030, Call 6/3/2013 (3)	5,120,000	5,120,000
City & County of Denver, AGC, 0.250%, 11/15/2025, Call 6/3/2013 (3)	4,000,000	4,000,000
City & County of Denver, AGC, 0.480%, 11/15/2025, Call 6/4/2013 (3)	900,000	900,000
City & County of Denver, AGC, 0.530%, 11/15/2025, Call 6/5/2013 (3)	550,000	550,000
City & County of Denver, AGC, 0.780%, 11/15/2025, Call 6/6/2013 (3)	825,000	825,000
Colorado Educational & Cultural Facilities Authority, 2.000%, 7/15/2015	215,000	216,821
Colorado Educational & Cultural Facilities Authority, 2.250%, 7/15/2017	175,000	176,302
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2016	255,000	264,091
Colorado Educational & Cultural Facilities Authority, 4.500%, 12/15/2014, Call 7/1/2013 (5) (6)	190,000	190,378
Colorado Educational & Cultural Facilities Authority, 4.750%, 12/15/2015, Call 7/1/2013 (5) (6)	1,045,000	1,047,069
Colorado Educational & Cultural Facilities Authority, CIFG, 4.000%, 6/1/2014	300,000	304,611
Colorado Educational & Cultural Facilities Authority, XLCA, 5.000%, 6/15/2014	320,000	332,080
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	700,000	723,562
Colorado Health Facilities Authority, 3.000%, 12/1/2013	160,000	161,376
Colorado Health Facilities Authority, 3.000%, 12/1/2014	140,000	144,444
Colorado Health Facilities Authority, 3.000%, 12/1/2014	425,000	434,163
Colorado Health Facilities Authority, 4.000%, 12/1/2016	150,000	162,594
Colorado Health Facilities Authority, 5.000%, 11/15/2014	330,000	351,839
Colorado Health Facilities Authority, 5.000%, 9/1/2020, Call 9/1/2015	670,000	715,299
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	250,000	259,327
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2015	245,000	262,250
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2015	525,000	543,265
Colorado Water Resources & Power Development Authority, NATL-RE, 5.000%, 9/1/2016, Call 9/1/2014	185,000	195,719
Commerce City CO-Northern Infrastructure General Improvement District, AGM, 4.000%, 12/1/2021	385,000	421,825
Commerce City CO-Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2022	530,000	621,748
Cordillera Metropolitan District, RADIAN, 5.000%, 12/1/2014	175,000	181,381
County of Adams, NATL-RE, 4.375%, 9/1/2017, Call 9/1/2015	5,000,000	5,364,550
Denver Health & Hospital Authority, 5.000%, 12/1/2019, Call 12/1/2016	200,000	217,794

E-470 Public Highway Authority, 2.840%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,002,440
E-470 Public Highway Authority, NATL-RE, 0.000%, 9/1/2013	235,000	234,201
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	100,000	108,696
Goldsmith Metropolitan District, 1.800%, 12/1/2034, Call 6/3/2013 (3)	5,040,000	5,040,000
Park Creek Metropolitan District, AGC, 5.000%, 12/1/2015	100,000	107,907
Puttable Floating Option Tax-Exempt Receipts, 0.460%, 12/1/2028 (3)	7,300,000	7,300,000
Regional Transportation District, AMBAC, 5.000%, 12/1/2013	130,000	132,898
University of Colorado, NATL-RE, 0.500%, 6/1/2025 (3)	5,445,000	5,445,000

		45,058,630
Connecticut - 0.2%
City of West Haven, 4.000%, 8/1/2013	150,000	150,579
City of West Haven, 4.000%, 8/1/2014	100,000	102,561
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	670,000	671,333
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2013	875,000	878,124
Town of Oxford, AGC, 4.000%, 8/1/2017, Call 8/1/2013	150,000	150,884

		1,953,481
District of Columbia - 0.7%
District of Columbia Water & Sewer Authority, 5.250%, 10/1/2029, Call 10/1/2018	190,000	219,258
District of Columbia, AGC, 0.340%, 7/15/2017 (3) (5) (6)	5,385,000	5,385,000
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2015	550,000	533,330

		6,137,588
Florida - 6.0%
Bay Laurel Center Community Development District, AGM, 2.000%, 9/1/2013	400,000	401,160
Brevard County Health Facilities Authority, 5.000%, 4/1/2016	125,000	137,700
Canaveral Port Authority, NATL-RE FGIC, 4.000%, 6/1/2016, Call 6/1/2015	175,000	181,478
Citizens Property Insurance Corp., 4.000%, 6/1/2015	25,000	26,652
Citizens Property Insurance Corp., 5.000%, 6/1/2013	200,000	200,000
Citizens Property Insurance Corp., 5.000%, 6/1/2015	500,000	542,910
Citizens Property Insurance Corp., 5.375%, 6/1/2016	250,000	281,732
Citizens Property Insurance Corp., AGC, 4.500%, 6/1/2014	200,000	208,024
Citizens Property Insurance Corp., AGM, 3.250%, 6/1/2014	200,000	205,560
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2014	800,000	827,000
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2015	525,000	564,517
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2016	365,000	404,865
City of Atlantic Beach, 2.000%, 11/15/2014	200,000	201,338
City of Gulf Breeze, 1.750%, 12/1/2015 (3)	9,000,000	9,010,890
City of Lakeland, 1.220%, 10/1/2014, Call 4/1/2014 (3)	715,000	719,984
City of Lakeland, 3.000%, 11/15/2013	250,000	252,995
City of Lakeland, NATL-RE, 0.000%, 10/1/2014	100,000	98,872
City of Lauderhill, XLCA, 4.250%, 10/1/2022, Call 10/1/2014	165,000	169,270
City of Leesburg, 5.000%, 7/1/2016, Call 7/1/2013	100,000	100,223
City of Melbourne Water & Sewer Revenue, NATL-RE FGIC, 0.000%, 10/1/2015	120,000	112,858
City of Port St. Lucie, 1.200%, 7/1/2014	980,000	980,725
City of Port St. Lucie, 1.500%, 7/1/2015	855,000	855,864
City of Port St. Lucie, AGM, 1.750%, 9/1/2014	640,000	648,672
City of St. Petersburg, NATL-RE FGIC, 5.000%, 10/1/2014	300,000	315,231
City of Sunrise, NATL-RE, 0.000%, 10/1/2015	395,000	366,426
City of Tallahassee, NATL-RE, 6.625%, 12/1/2013, Call 7/1/2013	160,000	160,709
City of Tampa, 3.000%, 9/1/2016	800,000	842,992
City of Tampa, NATL-RE, 5.500%, 11/15/2014	150,000	160,577
County of Bay, 3.500%, 9/1/2016	305,000	304,155
County of Citrus, XLCA, 0.398%, 1/1/2018 (3)	1,925,000	1,762,882
County of Collier, AMBAC, 5.000%, 6/1/2019, Call 6/1/2015	215,000	231,230
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	10,000,000	10,041,200
County of Miami-Dade, NATL-RE FGIC, 5.000%, 8/1/2014	525,000	551,308
County of Miami-Dade, XLCA, 4.000%, 10/1/2015	150,000	162,469
County of Okeechobee, 0.650%, 7/1/2013 (3)	750,000	750,105
County of Sarasota, 5.000%, 10/1/2013	100,000	101,403
County of Sarasota, AMBAC, 4.000%, 10/1/2013	195,000	196,322
County of St. Lucie, NATL-RE, 5.250%, 10/1/2017, Call 10/1/2013	1,260,000	1,278,409
County of Volusia, AGM, 3.500%, 12/1/2013, Call 7/1/2013	50,000	50,095
Emerald Coast Utilities Authority, NATL-RE FGIC, 0.000%, 1/1/2015	60,000	56,849
Florida Department of Environmental Protection, NATL-RE FGIC, 5.000%, 7/1/2016, Call 7/1/2013	355,000	359,775
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	245,862

Florida Governmental Utility Authority, AGM, 5.000%, 10/1/2023, Call 10/1/2022	300,000	347,145
Florida Higher Educational Facilities Financial Authority, 3.000%, 4/1/2014	300,000	304,203
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2014	255,000	261,013
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2015	150,000	156,216
Florida Higher Educational Facilities Financial Authority, 4.000%, 4/1/2016	100,000	105,516
Florida Hurricane Catastrophe Fund Finance Corp., 4.125%, 7/1/2013	100,000	100,290
Golden Knights Corp., NATL-RE, 4.000%, 3/1/2014	350,000	357,416
Halifax Hospital Medical Center, 5.000%, 6/1/2013	100,000	100,000
Hillsborough County Industrial Development Authority, 4.000%, 10/1/2015	750,000	801,157
Hillsborough County School Board, AMBAC, 4.000%, 10/1/2013	50,000	50,390
Manatee County School District, AGM, 4.000%, 7/1/2017, Call 7/1/2015	200,000	208,326
Miami Beach Health Facilities Authority, 3.000%, 11/15/2015	750,000	769,425
Miami-Dade County Expressway Authority, 0.850%, 6/13/2013, Call 6/3/2013 (3) (5) (6)	5,000,000	5,000,000
Miami-Dade County School Board, AGM, 5.375%, 8/1/2014	150,000	158,558
Mid-Bay Bridge Authority, AGC, 5.000%, 10/1/2016	200,000	218,446
Northern Palm Beach County Improvement District, NATL-RE, 4.000%, 8/1/2017, Call 8/1/2015	300,000	314,472
Orange County Health Facilities Authority, 4.000%, 10/1/2013	220,000	222,438
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	220,000	223,793
Orlando Community Redevelopment Agency, 3.000%, 4/1/2014	1,005,000	1,022,326
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	500,000	533,295
Orlando Community Redevelopment Agency, 5.000%, 4/1/2015	1,835,000	1,957,193
Palm Beach County Health Facilities Authority, 5.350%, 10/1/2014, Call 10/1/2013	1,000,000	1,011,020
Palm Beach County School District, NATL-RE, 3.900%, 8/1/2015	100,000	106,411
Palm Beach County Solid Waste Authority, AMBAC, 0.000%, 10/1/2013	100,000	99,900
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2013	105,000	105,574
Polk County School District, NATL-RE, 5.000%, 10/1/2013	145,000	146,621
St. Johns County School Board, NATL-RE, 4.100%, 7/1/2014	400,000	415,204
Volusia County School Board, AGM, 3.800%, 10/1/2014	100,000	102,786
Volusia County School Board, AGM, 5.500%, 10/1/2013	220,000	222,878

		50,493,300
Georgia - 2.3%
Bartow County Development Authority, 5.100%, 3/1/2024, Call 7/1/2013 (3)	100,000	100,184
City of Atlanta Water & Wastewater, FSA, 0.420%, 11/1/2043 (3)	7,000,000	7,000,000
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	335,000	369,569
Fulton County Development Authority, 5.000%, 3/15/2016	1,365,000	1,508,243
Fulton County Development Authority, 5.000%, 10/1/2019	1,000,000	1,178,610
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	1,515,000	1,237,240
Georgia School Boards Association, Inc., NATL-RE, 3.750%, 12/1/2015	200,000	211,456
Main Street Natural Gas, Inc., 5.000%, 3/15/2015	95,000	100,982
Milledgeville & Baldwin County Development Authority, AMBAC, 0.690%, 10/1/2016 (3)	805,000	802,456
Municipal Electric Authority of Georgia, NATL-RE-IBC-BNY, 6.500%, 1/1/2017	100,000	107,622
Private Colleges & Universities Authority, 4.000%, 10/1/2013	710,000	717,313
Private Colleges & Universities Authority, 4.000%, 10/1/2014	100,000	103,997
Private Colleges & Universities Authority, 4.000%, 10/1/2015	1,535,000	1,631,306
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.570%, 10/1/2024, Call 10/1/2017 (3) (5) (6)	4,000,000	4,000,000

		19,068,978
Hawaii - 0.0%
Hawaii State Department of Budget & Finance, 5.250%, 7/1/2013	55,000	55,191
Idaho - 0.0%
City of Boise Airport Revenue, 4.000%, 9/1/2019	255,000	287,640
Illinois - 6.6%
Boone Mchenry & Dekalb Counties Community Unit School District 100, NATL-RE, 5.000%, 1/1/2016, Call 1/1/2015	240,000	255,756
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2014, Call 7/1/2013	1,335,000	1,339,325
Chicago Transit Authority, AMBAC, 5.000%, 6/1/2013	110,000	110,000
Chicago Transit Authority, AMBAC, 5.250%, 6/1/2013	205,000	205,000
City of Berwyn, AMBAC, 5.000%, 12/1/2013	1,995,000	2,023,668
City of Chicago O’Hare International Airport Revenue, AGC, 5.250%, 1/1/2022, Call 1/1/2014	100,000	102,529
City of Chicago, NATL-RE, 5.250%, 1/1/2017, Call 7/1/2013	840,000	842,890
City of Chicago, NATL-RE FGIC, 0.000%, 1/1/2016	150,000	145,046
City of East Peoria, AGM, 2.000%, 1/1/2014	250,000	251,565
City of Joliet, 2.000%, 1/1/2017	180,000	185,467
City of Joliet, 4.000%, 1/1/2014	560,000	571,183
City of Joliet, 4.000%, 1/1/2015	125,000	131,640

City of Rockford, 2.000%, 12/15/2013	390,000	393,451
City of Springfield, 5.000%, 3/1/2016	300,000	323,946
City of Springfield, 5.000%, 3/1/2017	350,000	384,055
City of Springfield, NATL-RE, 3.800%, 3/1/2014	300,000	307,200
City of Springfield, NATL-RE, 4.000%, 3/1/2015	75,000	79,283
City of Springfield, NATL-RE, 5.000%, 3/1/2014	1,485,000	1,533,767
City of Springfield, NATL-RE, 5.000%, 3/1/2015	740,000	795,026
City of United City of Yorkville, AMBAC, 4.000%, 12/30/2014	200,000	209,382
City of United City of Yorkville, AMBAC, 4.000%, 12/30/2017, Call 12/30/2016	125,000	132,815
City of Waukegan, AGM, 3.000%, 12/30/2013	200,000	202,162
City of Waukegan, AGM, 4.000%, 12/30/2015	535,000	566,078
Cook County Community Consolidated School District No. 15 Palatine, NATL-RE FGIC, 0.000%, 12/1/2013	250,000	247,723
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 12/1/2013	500,000	506,325
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2020	135,000	107,937
Cook County School District No. 171 Sunnybrook, 4.500%, 12/1/2013	205,000	208,530
County of Cook, NATL-RE, 5.250%, 11/15/2016, Call 11/15/2013	315,000	321,977
County of Du Page, AGM, 5.000%, 1/1/2017, Call 7/1/2015	455,000	489,016
Eastern Illinois University, AMBAC, 5.000%, 4/1/2015	200,000	212,308
Illinois Finance Authority, 2.150%, 5/15/2014	275,000	274,769
Illinois Finance Authority, 2.400%, 5/15/2015	300,000	299,487
Illinois Finance Authority, 2.700%, 5/15/2016	375,000	374,366
Illinois Finance Authority, 4.000%, 4/1/2014	30,000	30,903
Illinois Finance Authority, 4.000%, 5/15/2015	250,000	263,265
Illinois Finance Authority, 4.550%, 11/1/2018, Call 11/1/2013	100,000	101,157
Illinois Finance Authority, 5.000%, 11/1/2014	100,000	105,872
Illinois Finance Authority, 5.000%, 12/15/2016, Call 12/1/2015	583,000	587,862
Illinois Finance Authority, 5.250%, 6/1/2013	175,000	175,000
Illinois Finance Authority, 5.950%, 8/15/2026, Call 7/1/2013 (3)	2,750,000	2,769,057
Illinois Finance Authority, NATL-RE, 0.000%, 12/1/2013	50,000	49,447
Illinois Finance Authority, NATL-RE, 0.000%, 1/1/2014	100,000	98,991
Illinois Finance Authority, NATL-RE, 5.500%, 11/15/2015	75,000	81,400
Illinois Finance Authority, XLCA, 5.000%, 8/1/2015	50,000	53,598
Illinois Housing Development Authority, NATL-RE, 4.100%, 1/1/2014, Call 7/1/2013	145,000	145,233
Illinois State Toll Highway Authority, AGM, 0.450%, 1/1/2031, Call 6/6/2013 (3)	2,035,000	2,035,000
Illinois State Toll Highway Authority, AGM, 0.520%, 1/1/2031, Call 6/6/2013 (3)	2,000,000	2,000,000
JP Morgan Chase Putters/Drivers Trust, 0.320%, 6/1/2018 (3) (5) (6)	3,000,000	3,000,000
Kane County School District No. 129 West Aurora, NATL-RE FGIC, 5.000%, 2/1/2015	350,000	373,166
Kane, Cook & DuPage Counties School District No. U-46 Elgin, AGM, 4.000%, 1/1/2020, Call 1/1/2015	2,365,000	2,449,005
Kendall, Kane & Will Counties Community Unit School District No. 308, 3.000%, 10/1/2014	155,000	159,932
Kendall, Kane & Will Counties Community Unit School District No. 308, 4.000%, 10/1/2015	70,000	75,177
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	300,000	328,983
Lake County Community Consolidated School District No. 3 Beach Park, NATL-RE, 8.750%, 1/1/2015	850,000	934,014
Lake County School District No. 37 Gavin, FSA, 0.000%, 12/1/2014	400,000	386,952
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2015	200,000	190,318
Lake County Township High School District No. 126 Zion-Benton, NATL-RE, 0.000%, 2/1/2014	910,000	899,899
Macon, Christian & De Witt Counties Community College District No. 537 Richland, 5.000%, 11/1/2013	275,000	279,428
Marion & Jefferson Counties Community High School District No. 600 Salem, NATL-RE FGIC, 0.000%, 11/1/2016	475,000	423,334
Mason Hospital District, RADIAN, 7.250%, 12/1/2015	155,000	164,892
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2015	100,000	95,648
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE FGIC, 0.000%, 1/1/2014	400,000	397,292
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2023, Call 6/1/2016	250,000	278,983
Northern Cook County Solid Waste Agency, NATL-RE, 5.000%, 5/1/2015	505,000	538,865
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2023, Call 1/1/2018	1,115,000	1,225,095
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2014	125,000	127,246
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	206,394
Railsplitter Tobacco Settlement Authority, 3.125%, 6/1/2014	715,000	732,989
Railsplitter Tobacco Settlement Authority, 4.000%, 6/1/2013	300,000	300,000
Saint Clair County School District No. 118 Belleville, AMBAC, 0.000%, 12/1/2014	200,000	189,986
Southwestern Illinois Development Authority, AGM, 4.500%, 12/1/2014	250,000	263,433

Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,289,981
State of Illinois, 1.500%, 6/15/2021	3,000,000	3,001,110
State of Illinois, 2.000%, 10/1/2033, Call 6/5/2013 (3)	7,000,000	7,000,000
State of Illinois, 4.000%, 1/1/2014	400,000	407,848
State of Illinois, 4.000%, 3/1/2014	250,000	256,313
State of Illinois, 5.000%, 1/1/2014	250,000	256,333
State of Illinois, 5.000%, 3/1/2014	35,000	36,216
State of Illinois, 5.000%, 3/1/2014	65,000	67,120
State of Illinois, 5.000%, 3/1/2015, Call 3/1/2014	225,000	232,902
State of Illinois, FSA, 5.500%, 12/15/2014, Call 7/1/2013	200,000	200,776
Town of Cicero, NATL-RE FGIC, 4.125%, 12/1/2014	300,000	311,325
Town of Cicero, XLCA, 5.000%, 1/1/2014	210,000	214,572
Village of Bensenville, CIFG, 5.000%, 4/1/2016	500,000	538,520
Village of Bolingbrook, NATL-RE, 3.875%, 3/1/2015	200,000	205,368
Village of Bourbonnais, 4.500%, 11/1/2015	210,000	225,345
Village of Bridgeview, AMBAC, 3.300%, 12/1/2015, Call 12/1/2013	330,000	330,875
Village of Cary, RADIAN, 4.400%, 3/1/2016	285,000	287,006
Village of Elwood, RADIAN, 4.200%, 3/1/2016, Call 3/1/2014	100,000	102,154
Village of Franklin Park, AGM, 4.000%, 7/1/2014	205,000	210,141
Village of Franklin Park, AMBAC, 5.000%, 7/1/2015, Call 1/1/2014	1,250,000	1,264,262
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	102,296
Village of Glenwood, AGM, 3.000%, 12/1/2013	140,000	140,965
Village of Glenwood, AGM, 3.000%, 12/1/2014	165,000	167,432
Village of Lyons, NATL-RE, 3.700%, 12/15/2013	240,000	243,146
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2014	100,000	95,725
Village of Midlothian, 4.000%, 1/1/2014	100,000	100,914
Village of Sauk Village, RADIAN, 5.350%, 12/1/2014, Call 7/1/2013	75,000	75,062
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2014	285,000	276,792
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2015	225,000	216,918
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2014	100,000	99,231
Will, Grundy, Etc. Counties Community College District No. 525, 5.250%, 6/1/2015	275,000	299,098
Will, Grundy, Etc. Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	300,000	354,099

		55,261,333
Indiana - 3.1%
City of Goshen Sewage Works Revenue, NATL-RE, 3.800%, 1/1/2018, Call 7/1/2013	615,000	625,258
City of Greenwood, 4.000%, 10/1/2014	100,000	103,728
County of Jasper, NATL-RE, 5.200%, 6/1/2013	100,000	100,000
County of Knox, 3.000%, 4/1/2015	200,000	207,204
County of Lake, 2.000%, 1/15/2015	545,000	549,142
County of Lake, 2.000%, 7/15/2015	335,000	337,281
County of Lake, 2.000%, 1/15/2016	555,000	557,109
County of Lake, 2.000%, 7/15/2016	560,000	558,314
County of Lake, 2.000%, 1/15/2017	285,000	280,648
Franklin Community Multi-School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 1/15/2016	250,000	271,113
Gary Community School Corp., State Aid Withholding, 2.000%, 1/15/2016	255,000	259,633
Gary Community School Corp., State Aid Withholding, 2.000%, 1/15/2017	520,000	523,796
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2014	500,000	511,295
Indiana Finance Authority, 0.610%, 9/15/2014, Call 3/15/2014 (3)	500,000	501,330
Indiana Finance Authority, 2.200%, 2/1/2016, Call 8/1/2015	4,450,000	4,445,372
Indiana Finance Authority, 3.000%, 10/1/2014	3,000,000	3,094,680
Indiana Finance Authority, 4.000%, 7/1/2015	100,000	105,544
Indiana Finance Authority, 5.000%, 5/1/2014	700,000	726,208
Indiana Finance Authority, NATL-RE, 5.000%, 7/1/2014	150,000	157,674
Indiana Health & Educational Facilities Financing Authority, 5.250%, 3/1/2016	710,000	784,195
Indiana Health Facility Financing Authority, 5.000%, 6/1/2014 (3)	225,000	235,136
Indiana Municipal Power Agency, NATL-RE, 5.500%, 1/1/2016	200,000	211,270
Indianapolis Local Public Improvement Bond Bank, 0.500%, 1/10/2020 (3)	4,655,000	4,655,000
Merrillville Redevelopment District, 5.500%, 1/1/2024, Call 1/1/2014	205,000	211,101
North West Hendricks Middle School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2014	215,000	225,288
Northwestern School Building Corp., NATL-RE FGIC State Aid Withholding, 5.000%, 7/15/2016, Call 7/15/2014	100,000	104,408
Puttable Floating Option Tax-Exempt Receipts, NATL-RE, 0.570%, 7/1/2022, Call 6/3/2013 (3)	5,645,000	5,645,000
South Putnam Community School Corp., AGM State Aid Withholdnig, 4.000%, 7/15/2014	230,000	237,811
University of Southern Indiana, NATL-RE FGIC, 5.500%, 10/1/2013	50,000	50,802

		26,275,340

Iowa - 0.8%
City of Ames, 3.000%, 6/15/2013	100,000	100,053
City of Ames, 4.000%, 6/15/2014	250,000	256,143
City of Coralville, 3.000%, 6/1/2016	250,000	249,575
City of Coralville, 5.000%, 6/1/2014	2,115,000	2,168,615
City of Coralville, 5.000%, 6/1/2014	250,000	257,630
City of Coralville, 5.000%, 6/1/2017	50,000	54,757
City of Hills, 4.000%, 8/15/2015	1,690,000	1,801,658
Iowa Finance Authority, FGIC, 5.000%, 7/1/2014	500,000	523,750
Iowa Higher Education Loan Authority, 3.000%, 10/1/2013	160,000	160,730
Iowa Higher Education Loan Authority, 3.000%, 10/1/2015	340,000	352,461
Iowa Higher Education Loan Authority, 3.000%, 10/1/2016	350,000	365,323

		6,290,695
Kansas - 0.2%
Butler County Public Building Commission, NATL-RE, 4.500%, 10/1/2021, Call 10/1/2015	100,000	104,759
Geary County Unified School District No. 475, NATL-RE, 5.250%, 9/1/2014	1,025,000	1,069,393
Kansas Development Finance Authority, 3.000%, 11/15/2013	300,000	302,640
Kansas Development Finance Authority, 3.000%, 11/15/2014	395,000	404,804
Kansas Development Finance Authority, 4.000%, 11/15/2013	100,000	101,322

		1,982,918
Kentucky - 0.9%
City of Owensboro, AMBAC, 0.000%, 1/1/2015	25,000	24,117
City of Russell, 4.000%, 11/1/2015	400,000	427,164
County of Mason, 0.310%, 10/15/2014, Call 6/5/2013 (3)	3,450,000	3,450,000
County of Warren, 4.000%, 4/1/2015	1,000,000	1,058,140
Kentucky Turnpike Authority, AMBAC, 5.000%, 7/1/2013	570,000	572,046
Lexington-Fayette Urban County Government, 0.650%, 4/1/2014 (3)	2,005,000	2,005,000

		7,536,467
Louisiana - 4.5%
Ascension Parish Industrial Development Board, Inc., 0.500%, 12/1/2041, Call 6/12/2013 (3)	5,000,000	5,000,000
City of New Orleans, NATL-RE, 5.250%, 12/1/2014	200,000	212,746
Jefferson Parish School Board, CIFG, 4.250%, 2/1/2024, Call 2/1/2017	285,000	308,561
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	3,750,000	3,746,250
Louisiana Housing Corp., FHLMC, 1.300%, 7/1/2015, Call 10/1/2013	1,000,000	1,000,310
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 2.000%, 10/1/2013	100,000	100,375
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 2.000%, 11/1/2013	100,000	100,562
Louisiana Offshore Terminal Authority, 1.875%, 10/1/2013 (3)	335,000	336,534
Louisiana Public Facilities Authority, 0.670%, 7/1/2021, Call 6/6/2013 (3)	2,340,000	2,340,000
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2013	100,000	100,000
Louisiana State Citizens Property Insurance Corp., 2.000%, 6/1/2014	100,000	100,982
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2015	215,000	232,026
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2013	250,000	250,000
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.250%, 6/1/2014	110,000	114,733
New Orleans Aviation Board, AGC, 4.250%, 1/1/2015	250,000	264,420
Parish of St. Bernard, 3.000%, 3/1/2015	2,955,000	3,051,422
Parish of St. James, 0.330%, 11/1/2040, Call 6/5/2013 (3)	9,000,000	9,000,000
Parish of St. James, 0.330%, 11/1/2040, Call 6/5/2013 (3)	7,000,000	7,000,000
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2015	275,000	247,899
St. Tammany Parish Hospital Service District No. 1, 2.000%, 7/1/2013	1,000,000	1,001,170
St. Tammany Parish Hospital Service District No. 1, 3.000%, 7/1/2014	1,400,000	1,428,420
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2014, Call 7/1/2013	2,000,000	2,026,540

		37,962,950
Maine - 0.2%
Maine Health & Higher Educational Facilities Authority, 4.000%, 7/1/2015	495,000	529,714
Town of Bucksport, 4.000%, 3/1/2014	1,000,000	1,020,600

		1,550,314

Maryland - 0.9%
Anne Arundel County Consolidated Special Taxing District, 4.000%, 7/1/2015	125,000	132,990
City of Baltimore, NATL-RE, 0.410%, 7/1/2020 (3)	6,000,000	6,000,000
City of Baltimore, XLCA, 0.070%, 7/1/2034, Call 6/5/2013 (3)	575,000	498,768
Maryland Community Development Administration, 4.200%, 9/1/2015	475,000	498,641
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	75,000	79,619
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2014	100,000	101,761
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2015	220,000	227,073

		7,538,852
Massachusetts - 1.4%
City of Fall River, AGM, 5.250%, 2/1/2018, Call 7/1/2013	10,000	10,130
Massachusetts Development Finance Agency, 2.000%, 10/1/2014	1,000,000	1,012,960
Massachusetts Development Finance Agency, 3.000%, 7/1/2013	4,000,000	4,006,600
Massachusetts Development Finance Agency, 4.000%, 7/1/2013	200,000	200,510
Massachusetts Development Finance Agency, 4.000%, 7/1/2014	250,000	257,163
Massachusetts Development Finance Agency, 4.000%, 10/1/2015	200,000	212,500
Massachusetts Development Finance Agency, 5.000%, 1/1/2014	300,000	307,107
Massachusetts Development Finance Agency, AGM, 4.000%, 4/1/2014	695,000	709,769
Massachusetts Development Finance Agency, AGM, 4.000%, 10/1/2015	950,000	999,524
Massachusetts Health & Educational Facilities Authority, 1.000%, 11/1/2014 (3)	105,000	105,823
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2013 (3)	525,000	526,391
Massachusetts Housing Finance Agency, GNMA/FNMA/FHLMC, 2.650%, 12/1/2041, Call 12/1/2022	3,000,000	3,138,060
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.070%, 7/1/2018, Call 6/4/2013 (3)	300,000	284,959

		11,771,496
Michigan - 3.7%
Almont Community Schools, NATL-RE Q-SBLF, 4.000%, 5/1/2015, Call 11/1/2013	200,000	202,256
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2015	355,000	330,856
City of Detroit Convention Facility Revenue, NATL-RE, 5.000%, 9/30/2013	3,090,000	3,125,968
City of Detroit MI Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	294,219
City of Detroit MI Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	111,799
City of Detroit Sewage Disposal System Revenue, AGM, 5.500%, 7/1/2017	400,000	458,196
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2013 (3)	650,000	652,340
City of Detroit Water Supply System Revenue, 5.000%, 7/1/2013	735,000	737,161
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2014	505,000	525,321
City of Detroit Water Supply System Revenue, NATL-RE FGIC, 5.000%, 7/1/2014	45,000	46,762
City of Detroit Water Supply System Revenue, NATL-RE FGIC, 5.000%, 7/1/2020, Call 7/1/2015	1,655,000	1,701,489
City of Detroit Water Supply System Revenue, NATL-RE FGIC, 5.000%, 7/1/2022, Call 7/1/2015	585,000	596,975
City of Grand Haven Electric System Revenue, NATL-RE, 5.250%, 7/1/2013	100,000	100,255
City of Grand Haven, NATL-RE, 5.500%, 7/1/2014	200,000	207,602
City of Lowell Electric Supply System Revenue, AGM, 2.000%, 8/1/2014	110,000	111,209
City of Marquette, AMBAC, 4.000%, 11/1/2014	160,000	164,907
City of Marquette, AMBAC, 4.000%, 5/1/2015, Call 7/1/2013	100,000	100,165
City of Saginaw, AGM, 2.000%, 7/1/2013	175,000	175,131
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 10/1/2015	300,000	315,009
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2016	300,000	315,990
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2017	315,000	334,458
County of Washtenaw, NATL-RE, 4.000%, 7/1/2018, Call 7/1/2014	100,000	103,683
Detroit Wayne County Stadium Authority, 5.000%, 10/1/2014	245,000	254,602
Deutsche Bank Spears/Lifers Trust, 0.370%, 1/1/2020, Call 6/21/2013 (3) (5) (6)	7,000,000	7,000,000
Kent Hospital Finance Authority, 5.250%, 1/15/2014 (3)	100,000	103,089
Michigan Finance Authority, 3.000%, 5/1/2014	100,000	102,091
Michigan Finance Authority, 3.000%, 12/1/2014	120,000	124,663
Michigan Finance Authority, 3.000%, 5/1/2015	160,000	166,054
Michigan Finance Authority, 3.150%, 5/1/2021	255,000	257,132
Michigan Finance Authority, 3.500%, 4/1/2014	130,000	132,675
Michigan Finance Authority, 4.000%, 6/1/2014	500,000	516,330
Michigan Finance Authority, 4.000%, 4/1/2015	135,000	139,805
Michigan Finance Authority, 5.000%, 6/1/2014	1,225,000	1,277,062
Michigan Finance Authority, 5.000%, 6/1/2015	1,500,000	1,600,665
Michigan Municipal Bond Authority, AGM, 0.000%, 6/15/2013	50,000	49,980
Michigan Municipal Bond Authority, AMBAC, 4.700%, 11/1/2013, Call 7/1/2013	150,000	150,453

Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	200,000	225,990
Michigan State Hospital Finance Authority, 5.500%, 11/1/2015, Call 11/1/2013	100,000	102,143
Michigan State Housing Development Authority, 1.000%, 10/1/2014, Call 4/1/2014	3,150,000	3,153,339
Oakland County Economic Development Corp., 4.500%, 12/1/2013	705,000	705,804
Redford Township Building Authority, AGM, 2.000%, 4/1/2014	355,000	356,037
Romulus Tax Increment Finance Authority, AGM, 4.250%, 11/1/2014	400,000	416,148
South Lyon Community Schools, AGM Q-SBLF, 5.000%, 5/1/2014	100,000	104,060
Star International Academy, 2.400%, 3/1/2014	100,000	100,006
Star International Academy, 2.900%, 3/1/2015	125,000	125,039
Star International Academy, 3.150%, 3/1/2016	130,000	130,199
Star International Academy, 3.400%, 3/1/2017	125,000	125,257
Taylor Tax Increment Finance Authority, AGM, 2.000%, 5/1/2016	1,245,000	1,260,139
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2020, Call 11/1/2013	785,000	793,054
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 11/1/2013	600,000	605,958

		30,789,525
Minnesota - 1.9%
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 0.250%, 8/15/2037, Call 6/3/2013 (3)	5,000,000	5,000,000
City of Winona, 2.000%, 7/1/2015	100,000	101,036
City of Winona, 2.300%, 7/1/2016	500,000	508,035
City of Winona, 5.000%, 7/1/2014	150,000	156,135
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.000%, 12/1/2014, Call 12/1/2013	15,000	15,320
Minnesota Higher Education Facilities Authority, 2.000%, 12/1/2013	100,000	100,433
Minnesota Higher Education Facilities Authority, 3.000%, 10/1/2014	390,000	397,987
Minnesota Higher Education Facilities Authority, 3.000%, 12/1/2014	250,000	256,097
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2015	255,000	269,132
SCA Tax Exempt Trust, 0.320%, 1/1/2030 (3)	6,985,000	6,985,000
St. Paul Housing & Redevelopment Authority, 3.500%, 7/1/2013, Call 6/17/2013	1,700,000	1,701,326
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2013	60,000	61,222

		15,551,723
Mississippi - 1.1%
City of D’Iberville, 2.000%, 4/1/2016	265,000	265,361
County of DeSoto, AMBAC, 5.000%, 7/1/2013	100,000	100,363
Mississippi Business Finance Corp., 1.640%, 12/1/2036, Call 6/6/2013 (3)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2016	115,000	125,145
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	338,958
Mississippi Hospital Equipment & Facilities Authority, 5.000%, 10/1/2017	200,000	232,190
Mississippi Hospital Equipment & Facilities Authority, NATL-RE FHA, 4.500%, 2/1/2014	145,000	147,671

		9,209,688
Missouri - 0.7%
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2014	625,000	630,100
Camdenton Reorganized School District No. R-III, 2.000%, 4/1/2015	200,000	203,200
City of Sikeston, NATL-RE, 6.000%, 6/1/2014	225,000	236,043
City of Springfield, 5.000%, 6/1/2013	230,000	230,000
City of Springfield, 5.000%, 6/1/2014	255,000	265,837
City of St. Louis, 4.000%, 7/1/2013	890,000	891,994
City of St. Louis, AGM, 5.000%, 7/1/2014	225,000	234,598
City of St. Louis, AGM, 5.250%, 7/1/2016, Call 7/1/2013	220,000	220,667
City of St. Louis, NATL-RE, 4.000%, 7/1/2014	100,000	103,158
City of St. Louis, NATL-RE, 5.500%, 7/1/2015	500,000	547,545
County of Jackson, AMBAC, 0.000%, 12/1/2015	90,000	84,499
Joplin Industrial Development Authority, 2.750%, 2/15/2014	135,000	136,404
Joplin Industrial Development Authority, 3.125%, 2/15/2015	705,000	723,133
Kansas City Industrial Development Authority, 4.000%, 9/1/2013	1,150,000	1,153,772

		5,660,950
Montana - 0.0%
Gallatin County Rural Improvement District, 3.500%, 7/1/2013	130,000	130,105
Nebraska - 0.2%
Central Plains Energy Project, 3.000%, 9/1/2013	500,000	502,710
Central Plains Energy Project, 4.000%, 9/1/2014	700,000	725,165
Lincoln County Hospital Authority No. 1, 4.000%, 11/1/2019	745,000	815,835

		2,043,710

Nevada - 0.3%
City of North Las Vegas, NATL-RE, 4.000%, 10/1/2013	750,000	755,813
City of Reno, 5.000%, 6/1/2013	100,000	100,000
Clark County School District, AGM, 5.000%, 6/15/2016, Call 6/15/2014	100,000	104,565
County of Clark, 4.500%, 8/1/2013	1,050,000	1,055,397
Henderson Redevelopment Agency, AMBAC, 4.600%, 10/1/2014, Call 7/1/2013	175,000	176,391
Reno-Tahoe Airport Authority, AGM, 5.000%, 7/1/2017, Call 7/1/2015	205,000	222,480

		2,414,646
New Hampshire - 0.4%
New Hampshire Business Finance Authority, 5.375%, 5/1/2014	100,000	102,975
New Hampshire Health & Education Facilities Authority, 2.000%, 7/1/2013	705,000	705,804
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2015	735,000	763,070
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2016	755,000	785,864
New Hampshire Health & Education Facilities Authority, 4.000%, 7/1/2017	780,000	841,339
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2014	215,000	217,498
New Hampshire Health & Education Facilities Authority, NATL-RE FGIC, 5.000%, 10/1/2013	100,000	101,558
New Hampshire University System, 2.250%, 7/15/2013	55,000	55,029

		3,573,137
New Jersey - 7.0%
Camden County Municipal Utilities Authority, NATL-RE FGIC, 0.000%, 9/1/2015	185,000	176,860
Casino Reinvestment Development Authority, NATL-RE, 5.000%, 6/1/2014	390,000	405,471
City of Millville, 2.000%, 7/15/2015	1,385,000	1,412,395
City of Millville, 2.000%, 7/15/2016	150,000	153,053
New Jersey Economic Development Authority, 0.300%, 11/1/2031, Call 6/5/2013 (3)	9,240,000	9,240,000
New Jersey Economic Development Authority, 0.300%, 11/1/2040, Call 6/6/2013 (3)	6,235,000	6,235,000
New Jersey Economic Development Authority, 0.300%, 11/1/2040, Call 6/6/2013 (3)	5,000,000	5,000,000
New Jersey Economic Development Authority, 0.800%, 3/1/2036, Call 6/6/2013 (3)	6,150,000	6,150,000
New Jersey Economic Development Authority, 0.800%, 5/1/2036, Call 6/6/2013 (3)	8,465,000	8,465,000
New Jersey Economic Development Authority, 1.720%, 3/1/2028, Call 3/1/2023 (3)	4,000,000	4,088,200
New Jersey Economic Development Authority, 1.820%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,086,730
New Jersey Economic Development Authority, 5.000%, 6/15/2015	1,130,000	1,217,417
New Jersey Economic Development Authority, AGM, 5.000%, 9/1/2014 (3)	125,000	132,324
New Jersey Economic Development Authority, NATL-RE, 0.000%, 7/1/2013	325,000	324,776
New Jersey Economic Development Authority, NATL-RE, 5.250%, 7/1/2016, Call 7/1/2014	150,000	157,760
New Jersey Economic Development Authority, ST APPROP, 1.920%, 2/1/2018, Call 8/1/2017 (3)	500,000	523,565
New Jersey Educational Facilities Authority, AGM, 5.000%, 9/1/2013	250,000	252,797
New Jersey Health Care Facilities Financing Authority, 0.300%, 7/1/2038, Call 6/6/2013 (3)	4,500,000	4,500,000
New Jersey Health Care Facilities Financing Authority, 0.710%, 7/1/2018, Call 6/6/2013 (3)	100,000	100,000
New Jersey Health Care Facilities Financing Authority, 3.250%, 7/1/2016	515,000	540,688
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	2,000,000	2,006,880
New Jersey Transportation Trust Fund Authority, 5.000%, 6/15/2013	100,000	100,133
New Jersey Transportation Trust Fund Authority, FGIC, 0.540%, 12/15/2030 (3)	2,560,000	2,560,000
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2014	360,000	369,641
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2015	235,000	244,517
Pequannock River Basin Regional Sewerage Authority, 3.000%, 12/1/2016	200,000	209,464
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2013	500,000	500,860
Perth Amboy Board of Education, School Bond Reserve Fund, 3.000%, 7/15/2014	470,000	478,206
State of New Jersey, NATL-RE, 4.750%, 6/15/2013	100,000	100,135
Tobacco Settlement Financing Corp., 5.000%, 6/1/2014	100,000	104,210
Township of Lyndhurst, NATL-RE FGIC, 4.700%, 5/1/2014, Call 7/1/2013	25,000	25,065

		58,861,147
New Mexico - 0.5%
City of Albuquerque NM Airport Revenue, AGM, 3.750%, 7/1/2013	100,000	100,266
New Mexico Finance Authority, 1.875%, 6/1/2014	500,000	508,220
New Mexico Finance Authority, 3.250%, 6/1/2013	100,000	100,000
New Mexico Finance Authority, AMBAC, 5.000%, 6/1/2021, Call 6/1/2014	1,500,000	1,556,925
New Mexico Finance Authority, AMBAC, 5.000%, 6/15/2021, Call 6/15/2015	200,000	215,054
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2019, Call 6/15/2017	1,440,000	1,666,800
New Mexico Institute of Mining & Technology, 3.000%, 7/1/2013	125,000	125,208

		4,272,473
New York - 4.8%
Albany Capital Resource Corp., 2.000%, 7/1/2013	365,000	365,431

City of New York, 4.750%, 6/1/2033, Call 6/1/2013	250,000	250,000
City of New York, AGC, 0.590%, 10/1/2021, Call 6/3/2013 (3)	1,550,000	1,550,000
City of New York, AGM, 0.470%, 8/1/2026, Call 6/3/2013 (3)	325,000	325,000
City of New York, AGM, 0.590%, 8/1/2026, Call 6/5/2013 (3)	1,275,000	1,275,000
City of New York, AGM, 0.590%, 6/1/2036, Call 6/5/2013 (3)	150,000	150,000
City of Utica, 2.000%, 4/1/2014	100,000	100,866
County of Rockland, 2.250%, 3/14/2014	2,000,000	2,015,360
County of Rockland, 2.500%, 9/24/2013	1,000,000	1,003,870
County of Suffolk, NATL-RE, 4.000%, 11/1/2013	285,000	289,036
Glens Falls City School District, NATL-RE State Aid Withholding, 4.375%, 6/15/2013	150,000	150,159
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2015	445,000	482,660
Long Island Power Authority, NATL-RE, 5.250%, 12/1/2014	415,000	444,461
Metropolitan Transportation Authority, AGM, 0.386%, 11/1/2022, Call 6/5/2013 (3)	3,325,000	3,199,528
Metropolitan Transportation Authority, AMBAC, 0.570%, 11/15/2023 (3)	5,465,000	5,465,000
New York City Health & Hospital Corp., GO, 5.000%, 2/15/2015	65,000	70,217
New York City Health & Hospital Corp., GO, 5.000%, 2/15/2015	85,000	91,520
New York City Municipal Water Finance Authority, 0.400%, 6/15/2032, Call 6/15/2013 (3)	5,000,000	5,000,000
New York City Transitional Finance Authority, 0.400%, 11/1/2022 (3)	1,670,000	1,670,000
New York City Transitional Finance Authority, 0.400%, 11/1/2022 (3)	2,515,000	2,515,000
New York City Transitional Finance Authority, AGM, 0.700%, 11/1/2027, Call 6/7/2013 (3)	2,150,000	2,150,000
New York Mortgage Agency, 3.700%, 10/1/2013	100,000	101,133
New York State Dormitory Authority, NATL-RE FGIC, 5.000%, 7/1/2013	135,000	135,374
New York State Energy Research & Development Authority, NATL-RE, 0.532%, 4/1/2034, Call 6/3/2013 (3)	2,000,000	1,857,866
New York State Energy Research & Development Authority, XLCA, 0.484%, 7/1/2029, Call 6/7/2013 (3)	350,000	326,316
New York State Thruway Authority, BHAC, 5.000%, 4/1/2029, Call 4/1/2019	400,000	443,104
Puttable Floating Option Tax-Exempt Receipts, AMBAC, 0.550%, 12/1/2025, Call 6/3/2013 (3) (5) (6)	6,330,000	6,330,000
Ramapo Local Development Corp., 2.000%, 3/15/2015	300,000	305,646
South Plattsburgh Fire District, AGC, 4.250%, 10/1/2014	110,000	114,579
State of New York, NATL-RE FGIC, 0.075%, 2/15/2022, Call 6/6/2013 (3)	250,000	235,415
State of New York, NATL-RE FGIC, 0.075%, 2/13/2032, Call 6/6/2013 (3)	1,900,000	1,790,338
Upper Mohawk Valley Regional Water Finance Authority, 3.000%, 4/1/2016	100,000	106,155
Upper Mohawk Valley Regional Water Finance Authority, 3.000%, 4/1/2017	100,000	106,859
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	72,885
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2019	100,000	112,519

		40,601,297
North Carolina - 1.4%
County of Forsyth, 3.000%, 8/1/2013	140,000	140,625
County of Henderson, AMBAC, 5.000%, 6/1/2013	175,000	175,000
County of New Hanover, NATL-RE, 3.500%, 9/1/2013	100,000	100,744
County of Sampson, FSA, 0.290%, 6/1/2034, Call 6/1/2017 (3)	2,500,000	2,500,000
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.263%, 11/1/2018, Call 6/28/2013 (3)	4,350,000	4,156,812
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.210%, 10/1/2022 (3)	900,000	836,279
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.263%, 10/1/2022, Call 7/5/2013 (3)	1,025,000	952,398
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.263%, 10/1/2022, Call 6/5/2013 (3)	2,275,000	2,113,930
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.385%, 10/1/2022, Call 6/6/2013 (3)	950,000	882,720

		11,858,508
North Dakota - 1.5%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2014	485,000	498,958
Barnes County North Public School District Building Authority, 4.000%, 5/1/2015	500,000	527,790
Barnes County North Public School District Building Authority, 4.000%, 5/1/2016	520,000	556,696
Barnes County North Public School District Building Authority, 4.000%, 5/1/2017	545,000	585,979
Barnes County North Public School District Building Authority, 4.000%, 5/1/2018	565,000	606,347
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	635,306
County of Burleigh, 2.500%, 7/1/2013	100,000	100,076
County of Burleigh, 2.500%, 7/1/2014	150,000	150,632
County of Burleigh, 3.000%, 7/1/2015	255,000	259,888
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	1,250,000	1,357,538
Williston Parks & Recreation District, 1.150%, 3/1/2014	200,000	200,132

Williston Parks & Recreation District, 2.000%, 3/1/2032, Call 6/17/2013	4,400,000	4,391,816
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 6/17/2013	2,460,000	2,375,917

		12,247,075
Ohio - 1.2%
Adams County/Ohio Valley Local School District, 2.000%, 12/1/2014	105,000	105,107
Bath Local School District, AGM, 1.000%, 12/1/2013	155,000	155,363
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	1,325,000	1,325,000
Buckeye Tobacco Settlement Financing Authority, 5.000%, 6/1/2015	50,000	53,621
City of Akron, 4.000%, 12/1/2026, Call 12/1/2017	500,000	529,040
City of Lorain, AGM, 2.000%, 12/1/2013	440,000	442,680
City of Middleburg Heights, 4.000%, 8/1/2019	720,000	779,962
City of Newark, 1.250%, 7/31/2013	900,000	901,116
City of Parma, AMBAC, 5.450%, 12/1/2014	185,000	188,994
City of Trenton, AGM, 2.000%, 12/1/2015	275,000	281,743
County of Erie, XLCA, 4.000%, 10/1/2014	150,000	157,318
County of Richland, AGM, 1.000%, 12/1/2014	100,000	100,074
County of Richland, AGM, 1.500%, 12/1/2015	130,000	131,209
Montpelier Exempted Village School District, School District Credit Program, 0.000%, 12/1/2014	150,000	146,677
Montpelier Exempted Village School District, School District Credit Program, 0.000%, 12/1/2015	145,000	139,155
New Albany Community Authority, 3.000%, 10/1/2013	500,000	503,595
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 0.270%, 3/1/2016 (3)	2,730,000	2,730,000
Warrensville Height City School District, NATL-RE FGIC, 7.000%, 12/1/2013	1,050,000	1,078,129

		9,748,783
Oklahoma - 0.2%
Comanche County Hospital Authority, 4.000%, 7/1/2014	290,000	296,867
Comanche County Hospital Authority, RADIAN, 4.000%, 7/1/2013	200,000	200,408
Oklahoma Turnpike Authority, 5.000%, 1/1/2014	200,000	205,452
Stephens County Educational Facilities Authority, 2.000%, 9/1/2013	115,000	115,359
Stephens County Educational Facilities Authority, 2.000%, 9/1/2014	100,000	101,439
Stephens County Educational Facilities Authority, 3.000%, 9/1/2014	170,000	172,990
Stephens County Educational Facilities Authority, 3.000%, 9/1/2015	160,000	164,157

		1,256,672
Oregon - 1.3%
City of Sutherlin, 1.400%, 11/15/2013, Call 7/1/2013	1,000,000	1,000,880
County of Gilliam, 2.000%, 9/2/2014 (3)	2,550,000	2,590,902
Klamath Falls Intercommunity Hospital Authority, 4.000%, 9/1/2014	355,000	365,359
Klamath Falls Intercommunity Hospital Authority, 5.000%, 9/1/2018	1,195,000	1,337,062
Port of Morrow, 0.600%, 2/1/2027, Call 6/5/2013 (3)	4,360,000	4,360,000
Port of Morrow, 2.000%, 6/1/2017	200,000	201,842
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2017, Call 6/1/2015	295,000	318,936
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2017, Call 6/1/2015	135,000	142,334
Treasure Valley Community College District, AMBAC, 4.500%, 6/1/2019, Call 6/1/2015	300,000	324,342

		10,641,657
Pennsylvania - 7.8%
Allegheny County Hospital Development Authority, 1.170%, 8/1/2013, Call 7/1/2013 (3)	2,000,000	2,001,240
Berks County Municipal Authority, 0.830%, 5/1/2037, Call 6/6/2013 (3)	2,070,000	2,070,000
Butler County General Authority, AGC, 0.320%, 12/1/2033 (3)	7,000,000	7,000,000
Butler County General Authority, AGM, 0.320%, 8/1/2031, Call 6/6/2013 (3)	5,000,000	5,000,000
Chester County Industrial Development Authority, 1.600%, 2/1/2015, Call 8/1/2014	2,000,000	2,009,840
City of Allentown, AGC, 3.125%, 8/15/2014	440,000	451,070
City of Philadelphia Gas Works Revenue, CIFG, 5.000%, 8/1/2014	595,000	623,542
City of Philadelphia, AMBAC, 5.000%, 10/1/2014	200,000	210,970
City of Pittsburgh, 2.000%, 9/1/2013	1,430,000	1,434,690
City of Pittsburgh, 4.000%, 9/1/2015	475,000	506,464
County of Blair, AMBAC, 5.375%, 8/1/2013	270,000	272,160
County of Lehigh, AGM, 5.000%, 7/1/2015	480,000	519,278
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	2,535,000	2,536,901
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,003,880
Hermitage Municipal Authority, NATL-RE, 3.650%, 2/1/2014, Call 7/1/2013	200,000	200,418
Lehigh County General Purpose Authority, 3.000%, 11/1/2015	410,000	423,686
Lehigh County General Purpose Authority, 3.000%, 11/1/2016	455,000	472,495
Lehigh County General Purpose Authority, 4.000%, 11/1/2018	510,000	555,181

Luzerne County Industrial Development Authority, 1.650%, 2/1/2029, Call 6/5/2013 (3)	8,100,000	8,100,000
Monroeville Finance Authority, 3.000%, 2/15/2014	180,000	183,445
Montgomery County Industrial Development Authority, 5.000%, 11/15/2015	1,000,000	1,083,440
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,000,000	1,107,460
Norristown Area School District, 3.000%, 10/1/2013	320,000	321,117
Norristown Area School District, 3.000%, 10/1/2014	785,000	794,687
Northampton County Industrial Development Authority, 2.400%, 7/1/2014	275,000	274,593
Pennsylvania Higher Educational Facilties Authority, 2.250%, 7/1/2013	225,000	225,250
Pennsylvania Higher Educational Facilties Authority, 2.500%, 7/1/2014	615,000	622,829
Pennsylvania Housing Finance Agency, 2.500%, 10/1/2016	130,000	134,883
Philadelphia Parking Authority, 5.000%, 9/1/2013	125,000	126,143
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2014	300,000	289,362
Pittsburgh Public Parking Authority, NATL-RE FGIC, 0.000%, 12/1/2015	725,000	681,021
Pittsburgh Public Schools, AGM State Aid Withholding, 5.375%, 9/1/2013	100,000	101,213
Pittsburgh Public Schools, NATL-RE FGIC State Aid Withholding, 3.500%, 9/1/2015	30,000	31,622
Pittsburgh Water & Sewer Authority, AGM, 0.260%, 9/1/2033, Call 6/6/2013 (3)	5,000,000	5,000,000
Pittsburgh Water & Sewer Authority, NATL-RE FGIC, 6.500%, 9/1/2013	55,000	55,590
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.570%, 6/1/2034 (3)	6,995,000	6,995,000
School District of Philadelphia, AMBAC State Aid Withholding, 5.000%, 8/1/2014	200,000	210,308
School District of Philadelphia, State Aid Withholding, 4.000%, 9/1/2013	200,000	201,658
School District of Philadelphia, State Aid Withholding, 5.000%, 9/1/2014	100,000	105,204
South Fork Municipal Authority, 4.000%, 7/1/2013	550,000	551,259
Southeastern Pennsylvania Transportation Authority, 3.000%, 6/1/2013	200,000	200,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County, AGM, 0.340%, 11/1/2038, Call 6/6/2013 (3)	7,000,000	7,000,000
State Public School Building Authority, AGM, 2.000%, 10/15/2014	250,000	253,950
State Public School Building Authority, AGM, 3.000%, 10/15/2015	210,000	219,274
State Public School Building Authority, AGM State Aid Withholding, 3.000%, 9/1/2013	340,000	341,812
State Public School Building Authority, AGM State Aid Withholding, 5.000%, 6/1/2013	525,000	525,000
Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,000,000	1,009,710
Wayne County Hospital & Health Facilities Authority, AGM CNTY GTD, 2.000%, 7/1/2015	395,000	401,853

		65,439,498
Puerto Rico - 0.5%
Commonwealth of Puerto Rico, 5.500%, 7/1/2013	100,000	100,276
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.500%, 7/1/2013	65,000	65,249
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, 5.000%, 4/1/2015	2,000,000	2,083,360
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,400,000	1,471,512
Puerto Rico Municipal Finance Agency, AGM, 3.900%, 8/1/2014	200,000	205,358
Puerto Rico Municipal Finance Agency, AGM, 5.000%, 8/1/2013	150,000	150,820

		4,076,575
Rhode Island - 0.0%
Town of Coventry, AGM, 2.000%, 11/1/2013	370,000	372,079
South Carolina - 1.0%
City of North Charleston, 0.220%, 5/1/2024, Call 6/5/2013 (3)	2,555,000	2,555,000
City of Rock Hill, AGM, 0.260%, 1/1/2033, Call 6/5/2013 (3)	1,800,000	1,800,000
City of Rock Hill, AGM, 2.000%, 1/1/2014	375,000	378,555
City of Rock Hill, AGM, 3.000%, 1/1/2015	320,000	332,717
Kershaw County School District, AGC, 5.000%, 12/1/2014	100,000	106,636
Newberry Investing in Children’s Education, 5.250%, 12/1/2015	295,000	325,358
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	755,000	761,448
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 4/1/2014	1,085,000	1,107,080
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	300,000	310,242
Piedmont Municipal Power Agency, AMBAC, 0.000%, 1/1/2015	60,000	48,920
Spartanburg County Regional Health Services District, 3.000%, 4/15/2014	315,000	320,468

		8,046,424
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2013	300,000	301,788
South Dakota Health & Educational Facilities Authority, 3.500%, 9/1/2015	355,000	368,575

		670,363
Tennessee - 1.5%
Franklin Public Building Authority, 0.360%, 6/1/2037, Call 6/3/2013 (3)	7,450,000	7,450,000
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	534,434

Shelby County Health Educational & Housing Facilities Board, AGM, 0.290%, 6/1/2042, Call 6/3/2013 (3)	4,000,000	4,000,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	305,000	328,070

		12,312,504
Texas - 8.7%
Andrews County Hospital District, 2.000%, 3/15/2014	525,000	529,463
Andrews County Hospital District, 2.000%, 3/15/2015	870,000	884,825
Brazoria County Municipal Utility District No. 21, RADIAN, 4.700%, 9/1/2019, Call 9/1/2013	125,000	125,774
Central Texas Regional Mobility Authority, 3.000%, 1/4/2016, Call 7/1/2015 (3)	3,000,000	3,092,700
Central Texas Regional Mobility Authority, 4.000%, 1/1/2015	380,000	394,584
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	1,970,000	2,074,036
City of DeSoto, NATL-RE, 5.000%, 2/15/2021, Call 6/24/2013	155,000	155,395
City of Galveston, 4.000%, 2/1/2014	710,000	721,467
City of Galveston, 4.000%, 2/1/2015	500,000	517,630
City of Houston, 5.000%, 9/1/2032, Call 9/1/2013	5,150,000	5,191,148
Clifton Higher Education Finance Corp., 3.750%, 8/15/2016	485,000	511,297
County of Jones, 3.000%, 9/1/2014	155,000	158,342
County of Jones, 3.000%, 9/1/2015	85,000	87,814
County of Jones, 4.000%, 9/1/2016	165,000	177,123
Dallas Independent School District, 5.000%, 2/15/2014	895,000	924,284
Denton Independent School District, PSF, 0.500%, 8/15/2022, Call 8/15/2016 (3)	4,235,000	4,235,000
Fort Bend County Levee Improvement District No. 12, AGM, 2.000%, 4/1/2015	420,000	427,258
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2013	65,000	65,189
Fort Bend County Municipal Utility District No. 118, AGM, 2.000%, 9/1/2014	65,000	65,814
Frisco Independent School District, AGC, 5.250%, 8/15/2036, Call 8/15/2019	190,000	223,501
Gulf Coast Industrial Development Authority, 0.650%, 11/1/2019, Call 6/3/2013 (3)	2,350,000	2,350,000
Harris County Health Facilities Development Corp., 0.500%, 7/1/2027 (3)	6,940,000	6,940,000
Harris County Health Facilities Development Corp., NATL-RE, 5.375%, 10/1/2013, Call 7/1/2013	200,000	200,732
Harris County Municipal Utility District No. 1, AGM, 3.000%, 9/1/2013	175,000	175,882
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2014	190,000	192,120
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2013	80,000	80,242
Harris County Municipal Utility District No. 276, AGM, 2.000%, 9/1/2014	215,000	217,958
Harris County Municipal Utility District No. 276, BAM, 2.000%, 9/1/2015	200,000	204,372
Harris County Municipal Utility District No. 383, BAM, 2.000%, 9/1/2015	140,000	141,968
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2014	25,000	25,313
Harris County Municipal Utility District No. 391, AGM, 2.000%, 9/1/2015	125,000	126,896
Harris Montgomery Counties Municipal Utility District No. 386, 5.000%, 9/1/2015	290,000	307,896
Harrison County Health Facilities Development Corp., 4.000%, 7/1/2013	180,000	180,410
Hidalgo County Health Services Corp., 5.000%, 8/15/2013	505,000	508,863
Hunt Memorial Hospital District, AGM, 0.350%, 8/15/2017, Call 6/3/2013 (3)	7,325,000	7,325,000
Lancaster Independent School District, AGM, 0.000%, 2/15/2015	1,200,000	1,179,096
Lubbock Health Facilities Development Corp., 5.000%, 7/1/2013	500,000	501,685
Matagorda County Navigation District No. 1, NATL-RE, 4.000%, 10/15/2015, Call 10/15/2013 (3)	275,000	280,440
Meadowhill Regional Municipal Utility District, AGM, 2.000%, 10/1/2015	165,000	169,199
Midtown Redevelopment Authority, 4.000%, 1/1/2014	170,000	172,647
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2014	160,000	161,726
North Texas Health Facilities Development Corp., AGM, 5.000%, 9/1/2015	180,000	197,374
North Texas Tollway Authority, 6.000%, 1/1/2020, Call 1/1/2018	250,000	294,440
Northwest Harris County Municipal Utility District No. 19, AGM, 5.500%, 10/1/2013	100,000	101,528
Northwest Independent School District, PSF, 5.000%, 2/15/2036, Call 2/15/2020	465,000	525,822
Paseo De La Resaca Municipal Utility District No. 3, 0.000%, 9/1/2013	300,000	298,659
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.500%, 12/1/2028 (3)	1,368,000	1,368,000
Rib Floater Trust Various States, 0.370%, 3/1/2043, Call 3/1/2022 (3) (5) (6)	5,000,000	5,000,000
Round Rock Transportation System Development Corp., NATL-RE, 4.000%, 8/15/2018, Call 8/15/2015	100,000	105,687
Round Rock Transportation System Development Corp., NATL-RE, 4.125%, 8/15/2019, Call 8/15/2015	150,000	158,433
Sam Rayburn Municipal Power Agency, 5.000%, 10/1/2014	1,515,000	1,591,507
State of Texas, 5.500%, 8/1/2016, Call 7/1/2013	900,000	903,384
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2013	360,000	368,140
Texas Municipal Gas Acquisition & Supply Corp. I, 5.000%, 12/15/2014	300,000	318,336
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2014	1,000,000	1,062,860
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2015	1,500,000	1,638,345
Texas Transportation Commission, 0.450%, 4/1/2026, Call 6/5/2013 (3)	14,000,000	14,000,000
Texas Transportation Commission, 1.250%, 2/15/2015 (3)	2,000,000	2,015,120

Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2016	390,000	372,785
Travis County Water Control & Improvement District No. 17, BAM, 0.000%, 11/1/2017	250,000	233,050

		72,558,559
Utah - 0.4%
Central Utah Water Conservancy District, 5.000%, 10/1/2027, Call 10/1/2019	250,000	291,418
County of Box Elder, 0.340%, 4/1/2028, Call 6/3/2013 (3)	3,000,000	3,000,000

		3,291,418

Virginia - 0.8%
County of Spotsylvania, NATL-RE, 4.250%, 1/15/2014	100,000	102,466
Roanoke Economic Development Authority, 0.120%, 7/1/2036, Call 6/3/2013 (3)	6,000,000	6,000,000
Virginia Commonwealth University Health System Authority, 2.000%, 7/1/2014	100,000	101,688
Virginia Housing Development Authority, 3.500%, 6/1/2015	125,000	130,031

		6,334,185
Washington - 0.3%
Energy Northwest, 5.000%, 7/1/2013	100,000	100,364
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (5) (6)	1,300,000	1,321,047
Washington Health Care Facilities Authority, FHA, 5.250%, 8/1/2015	475,000	502,640
Washington Higher Education Facilities Authority, 3.000%, 10/1/2014	100,000	102,380
Washington Higher Education Facilities Authority, 3.000%, 10/1/2015	170,000	175,836
Washington State Housing Finance Commission, 3.000%, 7/1/2015	200,000	204,736

		2,407,003
West Virginia - 0.1%
City of Princeton, 4.000%, 5/1/2015	845,000	870,502
Wisconsin - 1.8%
City of Beloit, 3.000%, 5/1/2015	600,000	626,538
City of Menasha, 4.300%, 9/1/2013	190,000	190,485
City of Menasha, 4.300%, 9/1/2015	265,000	267,351
City of Menasha, 4.400%, 9/1/2017, Call 9/1/2015	100,000	100,015
City of Menasha, 4.600%, 9/1/2021, Call 9/1/2014	165,000	157,570
City of Menasha, AMBAC, 4.000%, 9/1/2014, Call 9/1/2013	1,000,000	975,130
City of Milwaukee, 0.200%, 7/1/2019, Call 6/5/2013 (3)	300,000	300,000
City of Nekoosa, 5.350%, 7/1/2015	130,000	139,069
City of Stanley, 2.875%, 5/1/2014, Call 3/1/2014	2,275,000	2,311,787
Park Falls Redevelopment Authority, 4.125%, 10/1/2013, Call 7/1/2013	175,000	175,193
Wisconsin Center District, 3.000%, 12/15/2015	200,000	208,580
Wisconsin Center District, 3.000%, 12/15/2016	615,000	645,713
Wisconsin Center District, 3.000%, 12/15/2017	635,000	668,553
Wisconsin Center District, NATL-RE, 0.000%, 12/15/2015	135,000	129,345
Wisconsin Health & Educational Facilities Authority, 0.200%, 8/15/2034, Call 8/15/2013 (3)	3,500,000	3,500,000
Wisconsin Health & Educational Facilities Authority, 2.000%, 8/15/2015 (4)	390,000	395,885
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2013	500,000	503,820
Wisconsin Health & Educational Facilities Authority, 2.500%, 10/15/2015	180,000	186,712
Wisconsin Health & Educational Facilities Authority, 3.000%, 8/15/2013	505,000	506,353
Wisconsin Health & Educational Facilities Authority, 3.000%, 8/15/2016 (4)	320,000	334,403
Wisconsin Health & Educational Facilities Authority, 3.000%, 8/15/2017 (4)	410,000	427,757
Wisconsin Health & Educational Facilities Authority, 4.750%, 8/15/2014 (3)	1,000,000	1,043,550
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2013	115,000	116,044
Wisconsin Health & Educational Facilities Authority, 5.000%, 9/1/2016	375,000	413,827
Wisconsin Health & Educational Facilities Authority, 5.000%, 10/15/2017	225,000	259,148
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2021, Call 8/15/2018	150,000	170,268
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2013	235,000	240,718
Wisconsin Health & Educational Facilities Authority, AMBAC, 5.000%, 12/15/2014	140,000	149,331

		15,143,145
Wyoming - 0.0%
Teton County Hospital District, 3.000%, 12/1/2013	250,000	252,630

Total Municipals (identified cost $804,820,157)		806,597,719

Short-Term Investments - 3.2%

Mutual Funds - 0.6%
BMO Tax-Free Money Market Fund, Class I, 0.137% (10)	5,011,272	5,011,272

Short-Term Municipals - 2.6%

Arizona - 0.0%
Maricopa County Elementary School District No. 62 Union, AGM, 2.000%, 7/1/2013	$140,000	140,139
California - 1.0%
California Community College Financing Authority, 2.000%, 6/28/2013	5,000,000	5,004,500
City of Monrovia, 3.125%, 6/28/2013	2,000,000	2,002,900
Kaweah Delta Health Care District, 2.000%, 6/1/2013	575,000	575,000
Stockton Unified School District, 3.000%, 7/1/2013	650,000	651,020

		8,233,420
Colorado - 0.0%
Colorado Educational & Cultural Facilities Authority, 3.000%, 6/1/2013	55,000	55,000
Florida - 0.1%
City of Atlantic Beach, 1.100%, 11/15/2013	205,000	204,924
City of Port St. Lucie, 1.000%, 7/1/2013	350,000	350,000

		554,924
Iowa - 0.2%
Iowa Higher Education Loan Authority, 3.000%, 5/15/2014	1,250,000	1,271,713
Kentucky - 0.0%
County of Harlan, 1.000%, 9/1/2013	90,000	90,073
Michigan - 0.0%
Flint Hospital Building Authority, 5.000%, 7/1/2013	180,000	180,432
Mississippi - 0.8%
Claiborne County, 0.500%, 7/11/2013	6,245,000	6,245,000
New Jersey - 0.0%
City of Passaic, 3.000%, 5/1/2014	285,000	290,227
New York - 0.1%
Addison Central School District, State Aid Withholding, 2.000%, 6/1/2013	450,000	450,000
Town of Ramapo, 2.000%, 6/15/2013	685,000	685,329

		1,135,329
Ohio - 0.2%
County of Richland, AGM, 1.000%, 12/1/2013	115,000	115,129
Ohio State Water Development Authority, 0.600%, 7/1/2013 (3)	1,500,000	1,500,060

		1,615,189
Oregon - 0.1%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2013	930,000	932,864
Texas - 0.1%
Central Texas Regional Mobility Authority, 3.000%, 1/1/2014	250,000	252,442
Fort Bend County Municipal Utility District No. 137, AGM, 3.000%, 9/1/2013	110,000	110,592

		363,034
Utah - 0.0%
Utah State Board of Regents, 3.000%, 11/1/2013	100,000	101,130
Washington - 0.0%
Washington State Housing Finance Commission, FHLMC, 0.700%, 7/1/2013	135,000	135,043

Total Short-Term Municipals		21,343,517

Total Short-Term Investments (identified cost $26,354,248)		26,354,789

Total Investments - 99.5% (identified cost $831,174,405)		832,952,508
Other Assets and Liabilities - 0.5%		4,482,879

Total Net Assets - 100.0%		$837,435,387

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 95.4%

Alabama - 1.2%
Alabama Agricultural & Mechanical University, AMBAC, 3.700%, 11/1/2015	$200,000	$203,408
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	100,000	107,133
Health Care Authority for Baptist Health, 0.700%, 11/1/2042 (3)	250,000	250,000

		560,541
Alaska - 0.3%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2025, Call 6/1/2015	140,000	151,341
Arizona - 3.1%
Arizona Health Facilities Authority, 1.970%, 2/5/2020, Call 8/9/2019 (3)	250,000	255,780
Arizona Health Facilities Authority, 1.970%, 2/5/2020, Call 8/9/2019 (3)	250,000	255,780
Glendale Industrial Development Authority, 4.000%, 12/1/2013	80,000	81,207
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	27,409
Greater Arizona Development Authority, NATL-RE, 4.500%, 8/1/2024, Call 8/1/2016	100,000	107,067
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	107,414
Phoenix Civic Improvement Corp., 0.000%, 7/1/2019 (13)	100,000	117,457
Pima County Industrial Development Authority, 3.000%, 7/1/2015	250,000	255,970
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	250,000	288,072

		1,496,156
Arkansas - 0.7%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023 (4)	350,000	349,209
California - 12.5%
Bay Area Toll Authority, 1.220%, 4/1/2024, Call 10/1/2023 (3)	500,000	503,555
Berkeley Unified School District, NATL-RE, 4.000%, 8/1/2018, Call 8/1/2013	100,000	101,489
California Health Facilities Financing Authority, 5.000%, 11/15/2021, Call 11/15/2015	100,000	107,543
California Infrastructure & Economic Development Bank, AMBAC, 0.400%, 10/1/2023, Call 6/7/2013 (3)	475,000	437,562
California Infrastructure & Economic Development Bank, AMBAC, 0.420%, 10/1/2017, Call 6/4/2013 (3)	400,000	372,468
California State Public Works Board, 5.000%, 11/1/2020, Call 11/1/2019	35,000	41,076
California State Public Works Board, 5.125%, 10/1/2022, Call 10/1/2019	245,000	286,128
California State Public Works Board, AGM, 4.625%, 4/1/2026, Call 4/1/2016	40,000	42,301
California Statewide Communities Development Authority, FGIC, 4.250%, 11/1/2016 (3)	50,000	55,409
Chino Basin Desalter Authority, AGC, 4.500%, 6/1/2025, Call 6/1/2018	300,000	333,783
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	258,562
County of Yolo, AGM, 5.000%, 12/1/2015	180,000	193,365
County of Yolo, AGM, 6.800%, 12/1/2014	170,000	183,321
Desert Sands Unified School District, AMBAC, 0.000%, 6/1/2014	100,000	99,429
El Centro Financing Authority, AGM, 4.500%, 10/1/2019, Call 10/1/2016	175,000	189,814
Escondido Union High School District, NATL-RE, 0.000%, 11/1/2014	100,000	96,971
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 8/1/2014	50,000	52,115
Long Beach Bond Finance Authority, AMBAC, 0.000%, 8/1/2019	280,000	199,114
Los Angeles County Metropolitan Transportation Authority, AMBAC, 0.436%, 7/1/2027 (3)	75,000	68,411
Los Angeles Unified School District, FGIC, 5.000%, 7/1/2025, Call 7/1/2015	265,000	284,472
Metropolitan Water District of Southern California, 2.500%, 10/1/2014, Call 7/1/2014 (3)	50,000	51,170
Northern California Transmission Agency, NATL-RE, 0.434%, 5/1/2024, Call 6/4/2013 (3)	100,000	91,185
Palomar Pomerado Health, NATL-RE, 0.000%, 8/1/2014	120,000	119,419
Ravenswood City School District, AMBAC, 5.000%, 8/15/2016, Call 8/15/2014	340,000	358,360
Roseville Natural Gas Finance Authority, 5.000%, 2/15/2015	25,000	26,497
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2017, Call 8/1/2014	145,000	151,989
San Pasqual Union School District, AGM, 0.000%, 9/1/2018	150,000	132,582
San Pasqual Union School District, AGM, 0.000%, 9/1/2019	150,000	127,045
Santa Paula Union High School District, 4.500%, 8/1/2027, Call 8/1/2019	80,000	85,122
State of California, AGM, 5.000%, 8/1/2027, Call 8/1/2015	100,000	107,284
State of California, FSA, 0.530%, 8/1/2027 (3)	250,000	250,000

Stockton Unified School District, AGC, 4.000%, 8/1/2015	50,000	52,948
Stockton Unified School District, AGM, 4.250%, 8/1/2014	20,000	20,724
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017	200,000	224,570
Twin Rivers Unified School District, 0.000%, 4/1/2014	200,000	197,896
West Contra Costa Unified School District, AGM, 5.000%, 8/1/2018	65,000	76,457

		5,980,136
Colorado - 2.7%
Broomfield Urban Renewal Authority, 0.300%, 12/1/2030, Call 6/3/2013 (3)	100,000	100,000
City & County of Denver, 5.000%, 11/15/2025, Call 11/15/2020	50,000	57,964
City & County of Denver, AGC, 0.250%, 11/15/2025, Call 6/1/2013 (3)	250,000	250,000
Colorado Health Facilities Authority, 4.000%, 10/1/2018	165,000	177,002
E-470 Public Highway Authority, NATL-RE, 0.000%, 9/1/2013	100,000	99,660
E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2017, Call 9/1/2016	300,000	322,506
Regional Transportation District, AMBAC, 5.000%, 6/1/2021, Call 6/1/2015	250,000	273,282

		1,280,414
Connecticut - 0.6%
City of Bridgeport, AGM, 4.500%, 12/1/2022, Call 12/1/2016	100,000	108,033
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	168,136

		276,169
Delaware - 0.6%
Delaware Solid Waste Authority, NATL-RE, 5.000%, 6/1/2015	275,000	298,202
Florida - 9.4%
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	55,489
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	55,922
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	20,000	22,684
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	190,000	205,306
City of Lauderhill, XLCA, 4.250%, 10/1/2022, Call 10/1/2014	150,000	153,882
City of Sunrise, NATL-RE, 0.000%, 10/1/2014	130,000	124,753
City of Tampa, 4.250%, 11/15/2023, Call 5/15/2020	325,000	346,928
County of Citrus, XLCA, 0.398%, 1/1/2018 (3)	350,000	320,524
County of Okeechobee, 0.650%, 7/1/2013 (3)	250,000	250,035
County of Palm Beach, NATL-RE FGIC, 7.200%, 6/1/2015	125,000	141,929
County of Palm Beach, XLCA, 5.000%, 11/1/2022, Call 11/1/2017	50,000	57,479
Florida Department of Environmental Protection, 5.000%, 7/1/2024, Call 7/1/2022	250,000	292,045
Florida Department of Environmental Protection, AGC, 5.000%, 7/1/2022, Call 7/1/2017	150,000	169,084
Florida Governmental Utility Authority, 2.000%, 10/1/2015	240,000	241,630
Florida Governmental Utility Authority, AGM, 4.000%, 7/1/2021	235,000	257,558
Florida Municipal Loan Council, NATL-RE, 3.625%, 2/1/2015	100,000	104,113
Florida Municipal Power Agency, AMBAC, 0.210%, 10/1/2021 (3)	450,000	414,438
Florida Municipal Power Agency, NATL-RE FGIC, 0.210%, 10/1/2027 (3)	25,000	23,060
Golden Knights Corp., NATL-RE, 4.000%, 3/1/2014	150,000	153,178
Miami-Dade County Expressway Authority, 0.850%, 6/13/2013, Call 6/1/2013 (3) (5) (6)	500,000	500,000
Miami-Dade County School Board, NATL-RE FGIC, 5.000%, 5/1/2022, Call 5/1/2017	50,000	56,068
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	54,757
Pinellas County Health Facilities Authority, NATL-RE, 0.240%, 11/15/2023, Call 6/1/2013 (3)	200,000	181,052
St. Lucie County School Board, NATL-RE FGIC, 4.300%, 10/1/2019, Call 10/1/2016	250,000	264,252
Tampa Bay Water, 5.000%, 10/1/2017	40,000	47,030

		4,493,196
Georgia - 1.4%
Burke County Development Authority, AGM, 0.339%, 1/1/2024, Call 7/5/2013 (3)	100,000	93,380
City of Atlanta, 6.000%, 11/1/2029, Call 11/1/2019	290,000	351,254
Fulton County Development Authority, 4.000%, 3/15/2016	50,000	53,884
Fulton County Development Authority, 5.000%, 3/15/2016	150,000	165,741

		664,259
Idaho - 0.4%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	178,403
Illinois - 10.9%
Chicago Board of Education, AGM, 5.000%, 12/1/2022, Call 12/1/2017	125,000	138,471
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	123,238
City of Chicago, 5.000%, 1/1/2018	50,000	57,419
City of Chicago, AMBAC, 4.000%, 1/1/2017, Call 7/1/2015	50,000	53,250

City of Springfield, NATL-RE, 5.000%, 3/1/2014	125,000	129,105
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2015	160,000	148,936
Cook County High School District No. 205 Thornton Township, AGC, 5.500%, 12/1/2014	100,000	106,819
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016	50,000	53,392
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2018	150,000	122,658
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	54,963
Illinois Finance Authority, 5.000%, 2/15/2018	40,000	45,120
Illinois Finance Authority, 5.000%, 11/1/2027, Call 11/1/2019	100,000	109,378
Illinois Finance Authority, 5.250%, 8/15/2015	200,000	217,350
Illinois Finance Authority, 5.500%, 11/1/2018	350,000	416,808
Illinois Finance Authority, 5.950%, 8/15/2026, Call 7/1/2013 (3)	250,000	251,732
Illinois Finance Authority, AGM, 0.000%, 2/1/2015	120,000	116,875
Illinois State Toll Highway Authority, 4.125%, 1/1/2020, Call 7/1/2015	100,000	106,286
Illinois State Toll Highway Authority, AGM, 5.000%, 1/1/2022, Call 7/1/2015	25,000	27,181
Illinois State Toll Highway Authority, AGM, 5.000%, 1/1/2022, Call 7/1/2016	100,000	111,846
Kendall, Kane & Will Counties Community College District No. 516, NATL-RE FGIC, 0.000%, 12/15/2015, Call 12/15/2013	150,000	137,007
Kendall, Kane & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	54,831
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	220,453
Lake County Forest Preserve District, 4.750%, 12/15/2023, Call 6/15/2018	100,000	113,296
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2014	100,000	98,118
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2015	170,000	166,428
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	276,820
State of Illinois, 2.000%, 10/1/2033, Call 6/1/2013 (3)	100,000	100,000
State of Illinois, 3.875%, 9/1/2017	100,000	109,243
State of Illinois, 5.000%, 1/1/2015	300,000	319,353
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	35,161
Town of Cicero, NATL-RE FGIC, 5.000%, 1/1/2014	200,000	204,098
Village of Bensenville, CIFG, 5.000%, 4/1/2016	300,000	323,112
Village of Dolton, NATL-RE, 4.200%, 12/1/2019, Call 12/1/2014	125,000	128,382
Village of Lake Zurich, AMBAC, 4.000%, 12/15/2023, Call 12/15/2015	235,000	236,967
Village of Plainfield, NATL-RE FGIC, 3.850%, 12/15/2016, Call 12/15/2013	100,000	101,470
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2014	200,000	194,240

		5,209,806
Indiana - 3.2%
Avon Community School Building Corp., AMBAC, 4.500%, 7/15/2019, Call 7/15/2017	75,000	84,352
County of Lake, 2.000%, 1/15/2017	280,000	275,724
County of Lake, 2.000%, 7/15/2017	245,000	240,102
Gary Community School Corp., 2.000%, 1/15/2015	150,000	152,004
Gary Community School Corp., 2.000%, 1/15/2018	70,000	69,633
Indiana Bond Bank, AMBAC, 5.250%, 4/1/2018	50,000	57,782
Indiana Finance Authority, 2.200%, 2/1/2016, Call 8/1/2015	200,000	199,792
Indiana Finance Authority, 5.250%, 10/1/2022, Call 10/1/2021	150,000	183,210
Indianapolis Local Public Improvement Bond Bank, 0.500%, 1/10/2020 (3)	250,000	250,000

		1,512,599
Iowa - 0.1%
City of Coralville, 2.000%, 6/1/2014	50,000	49,811
Kansas - 0.6%
Miami County Unified School District No. 416 Louisburg, NATL-RE, 5.000%, 9/1/2016	250,000	277,892
Louisiana - 1.0%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	250,000	249,750
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	215,000	238,448

		488,198
Maine - 0.6%
Maine Health & Higher Educational Facilities Authority, NATL-RE, 4.500%, 7/1/2016, Call 7/1/2014	50,000	51,900
Regional School Unit No. 1 Lower Kennebec Region School Unit, 4.500%, 2/1/2022, Call 2/1/2021	100,000	111,201
Town of Bucksport, 4.000%, 3/1/2014	100,000	102,060

		265,161

Maryland - 0.6%
City of Baltimore, XLCA, 0.070%, 7/1/2034, Call 6/5/2013 (3)	50,000	43,371
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	120,000	127,391
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	100,000	108,592

		279,354
Massachusetts - 1.5%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.060%, 12/1/2030, Call 6/5/2013 (3)	500,000	454,256
Commonwealth of Massachusetts, NATL-RE FGIC, 0.060%, 12/1/2030, Call 6/4/2013 (3)	200,000	181,705
Massachusetts Health & Educational Facilities Authority, 1.004%, 11/15/2032, Call 11/15/2017 (3)	100,000	91,744

		727,705
Michigan - 4.3%
City of Detroit Sewage Disposal System Revenue, AGM, 3.650%, 7/1/2015, Call 7/1/2013	100,000	100,191
City of Detroit Sewage Disposal System Revenue, AGM, 5.500%, 7/1/2017	100,000	114,549
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2015 (3)	170,000	184,222
City of Detroit Sewage Disposal System Revenue, NATL-RE, 5.500%, 7/1/2016 (3)	50,000	55,855
City of Detroit Sewage Disposal System Revenue, NATL-RE, 6.000%, 7/1/2014	100,000	104,976
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2013	55,000	55,171
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	107,783
Detroit City School District, AGM Q-SBLF, 5.000%, 5/1/2014	165,000	171,499
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 6/1/2015	40,000	41,828
Michigan Municipal Bond Authority, 5.000%, 10/1/2015, Call 10/1/2014	70,000	74,328
Michigan Municipal Bond Authority, 5.000%, 10/1/2015, Call 10/1/2014	20,000	21,272
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	120,000	127,155
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	220,952
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	359,871
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 11/1/2013	270,000	272,681
Township of Marion, NATL-RE, 3.875%, 6/1/2013	25,000	25,000
Western Michigan University, 5.000%, 11/15/2021	40,000	47,906

		2,085,239
Minnesota - 0.5%
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 0.250%, 8/15/2037, Call 6/1/2013 (3)	250,000	250,000
Mississippi - 1.5%
City of D’Iberville, 2.125%, 4/1/2017	190,000	189,132
Jackson Public School District, AGM, 5.000%, 10/1/2020, Call 4/1/2015	50,000	52,093
Mississippi Business Finance Corp., 1.640%, 12/1/2036, Call 6/1/2013 (3)	500,000	500,000

		741,225
Missouri - 0.3%
Missouri State Health & Educational Facilities Authority, 3.750%, 2/1/2017	45,000	47,403
Missouri State Health & Educational Facilities Authority, 4.000%, 2/15/2021	100,000	107,677

		155,080
Nevada - 1.5%
Clark County School District, NATL-RE FGIC, 5.000%, 6/15/2021, Call 6/15/2017	100,000	115,896
Clark County School District, NATL-RE FGIC, 5.000%, 6/15/2023, Call 6/15/2017	175,000	202,368
County of Clark, 5.000%, 7/1/2015	50,000	54,372
County of Clark, 5.000%, 7/1/2024, Call 1/1/2020	150,000	170,452
County of Clark, AMBAC, 4.125%, 11/1/2020, Call 11/1/2015	75,000	79,232
Nye County School District, PSF, 4.375%, 5/1/2025, Call 5/1/2015	100,000	107,777

		730,097
New Jersey - 3.5%
City of Passaic, 4.000%, 5/1/2016	275,000	294,635
Morris-Union Jointure Commission, AGM, 4.000%, 8/1/2015 (4)	150,000	158,415
New Jersey Economic Development Authority, 0.200%, 2/1/2031, Call 6/1/2013 (3)	400,000	400,000
New Jersey Economic Development Authority, 1.720%, 3/1/2028, Call 3/1/2023 (3)	250,000	255,513
New Jersey Economic Development Authority, AGC FGIC, 5.250%, 12/15/2021	100,000	122,464

New Jersey Economic Development Authority, NATL-RE FGIC, 5.250%, 12/15/2017, Call 12/15/2015	40,000	44,477
New Jersey State Turnpike Authority, AGM, 5.000%, 1/1/2022, Call 1/1/2015	50,000	52,934
New Jersey Transportation Trust Fund Authority, AGM-CR, 5.500%, 12/15/2021	300,000	368,991

		1,697,429
New York - 7.2%
Battery Park City Authority, AMBAC, 0.388%, 11/1/2031, Call 7/5/2013 (3)	150,000	141,925
City of Yonkers, 4.000%, 7/1/2016	300,000	321,966
City of Yonkers, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	100,000	106,209
Geneva City School District, 2.000%, 6/15/2013	40,000	40,018
Lackawanna City School District, AGM, 4.375%, 6/15/2013	125,000	125,145
Metropolitan Transportation Authority, AGM, 0.386%, 11/1/2022, Call 6/5/2013 (3)	500,000	481,132
Metropolitan Transportation Authority, AGM, 0.396%, 11/1/2022, Call 6/13/2013 (3)	75,000	71,939
New York City Municipal Water Finance Authority, 0.390%, 6/15/2032, Call 6/17/2013 (3)	500,000	500,000
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	581,555
New York State Energy Research & Development Authority, XLCA, 0.484%, 7/1/2029, Call 6/7/2013 (3)	150,000	139,850
New York State Environmental Facilities Corp., 5.250%, 6/15/2013	205,000	205,291
Niagara Falls City School District, AGM, 4.100%, 6/15/2017, Call 6/15/2015	200,000	208,386
Pavilion Central School District, AGM, 5.000%, 6/15/2013	100,000	100,134
Peru Central School District, NATL-RE, 4.125%, 6/15/2019, Call 6/15/2015	50,000	52,020
Plattsburgh City School District, NATL-RE, 4.125%, 6/15/2015	75,000	79,896
State of New York, NATL-RE FGIC, 0.075%, 2/15/2022, Call 6/6/2013 (3)	325,000	306,039

		3,461,505
North Carolina - 2.0%
City of Charlotte, 5.000%, 6/1/2018	25,000	29,309
County of Burke, AMBAC, 5.000%, 4/1/2019, Call 4/1/2016	95,000	103,766
Person County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.263%, 11/1/2018, Call 6/28/2013 (3)	450,000	430,015
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.263%, 11/1/2018, Call 7/3/2013 (3)	25,000	23,298
Wake County Industrial Facilities & Pollution Control Financing Authority, AMBAC, 0.263%, 10/1/2022, Call 6/5/2013 (3)	400,000	371,680

		958,068
North Dakota - 0.3%
North Dakota Housing Finance Agency, 5.050%, 7/1/2040, Call 7/1/2020	140,000	147,738
Ohio - 1.4%
Avon Lake City School District, NATL-RE, 4.500%, 12/1/2016, Call 6/1/2015	100,000	107,534
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	57,991
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 5.250%, 9/1/2028, Call 3/1/2018	310,000	318,314
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	36,215
Ravenna City School District, 0.000%, 1/15/2015	135,000	132,401

		652,455
Oklahoma - 1.4%
Comanche County Hospital Authority, 4.000%, 7/1/2014	300,000	307,104
Woodland County Public Facilities Authority, 3.250%, 9/1/2026, Call 9/1/2023	400,000	377,152

		684,256
Oregon - 0.7%
Port of Morrow, 2.000%, 6/1/2015	200,000	202,700
Port of Morrow, 2.000%, 6/1/2016	100,000	101,280
Treasure Valley Community College District, 2.000%, 6/1/2013	45,000	45,000

		348,980
Pennsylvania - 6.6%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	225,000	254,043
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	55,526
Berks County Municipal Authority, 1.620%, 7/1/2022, Call 7/1/2017	350,000	356,118
Chester County Industrial Development Authority, 1.600%, 2/1/2015, Call 8/1/2014	200,000	200,984
City of Philadelphia, 5.250%, 8/1/2018	100,000	114,157
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	108,809
City of Philadelphia, AMBAC, 5.000%, 10/1/2023, Call 10/1/2017	100,000	108,469
City of Pittsburgh, AGM, 5.250%, 9/1/2015	100,000	109,736
City of Pittsburgh, AGM, 5.250%, 9/1/2017, Call 9/1/2016	95,000	106,252

Lehigh County General Purpose Authority, 3.000%, 11/1/2014	195,000	199,270
Monroe County Hospital Authority, 5.000%, 1/1/2017	260,000	289,133
Northampton County Industrial Development Authority, 1.900%, 7/1/2013	160,000	159,994
Pennsylvania Economic Development Financing Authority, 1.750%, 12/1/2015 (3)	100,000	101,740
Pennsylvania Higher Educational Facilities Authority, NATL-RE, 5.000%, 4/1/2014	100,000	103,924
Pennsylvania Turnpike Commission, AMBAC, 5.000%, 12/1/2024, Call 6/1/2016	250,000	273,482
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.570%, 6/1/2034 (3)	20,000	20,000
State Public School Building Authority, AGM, 5.000%, 6/1/2019, Call 12/1/2016	100,000	110,274
State Public School Building Authority, AGM, 5.000%, 6/1/2024, Call 12/1/2016	200,000	215,494
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	179,981
Wayne County Hospital & Health Facilities Authority, AGM, 2.000%, 7/1/2015	100,000	101,735

		3,169,121
South Carolina - 1.4%
South Carolina Jobs-Economic Development Authority, 4.000%, 11/1/2015	375,000	400,650
South Carolina Jobs-Economic Development Authority, AGC, 4.250%, 2/1/2018	250,000	276,052

		676,702
Tennessee - 2.5%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2014	500,000	530,405
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2015	80,000	87,107
Franklin Public Building Authority, 0.360%, 6/1/2037, Call 6/1/2013 (3)	500,000	500,000
Tennessee Energy Acquisition Corp., 5.000%, 9/1/2016	65,000	71,817

		1,189,329
Texas - 5.4%
Austin Community College District Public Facility Corp., 5.000%, 8/1/2028, Call 8/1/2018	125,000	142,033
Central Texas Regional Mobility Authority, NATL-RE FGIC, 3.500%, 1/1/2014	120,000	122,201
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	58,732
City of San Antonio, NATL-RE, 5.000%, 2/1/2020, Call 6/28/2013	75,000	75,232
Clifton Higher Education Finance Corp., 1.950%, 12/1/2015	185,000	185,224
Denton Independent School District, PSF, 0.500%, 8/15/2022, Call 8/15/2016 (3)	185,000	185,000
Harris County Cultural Education Facilities Finance Corp., 0.950%, 6/1/2021 (3)	350,000	351,613
Harris County Municipal Utility District No. 167, AGM, 0.000%, 9/1/2015	70,000	67,411
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	200,000	217,250
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2016	175,000	178,017
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	225,000	247,410
Nueces River Authority, AGM, 5.250%, 7/15/2018, Call 7/15/2015	45,000	49,163
Puttable Floating Option Tax-Exempt Receipts, FSA, 0.500%, 12/1/2028 (3)	192,000	192,000
Tarrant County Cultural Education Facilities Finance Corp., 5.000%, 2/15/2022, Call 2/15/2017	90,000	99,330
Texas Municipal Gas Acquisition & Supply Corp., 5.000%, 12/15/2015	135,000	147,064
Texas Transportation Commission, 0.450%, 4/1/2026, Call 6/1/2013 (3)	250,000	250,000

		2,567,680
Virginia - 1.2%
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	130,000	139,053
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	108,512
Virginia College Building Authority, 4.250%, 9/1/2027, Call 9/1/2019	275,000	299,643
Virginia Housing Development Authority, 2.100%, 9/1/2014	25,000	25,390

		572,598
Washington - 0.6%
City of Tacoma, 5.750%, 12/1/2017	100,000	118,574
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (5) (6)	200,000	174,822

		293,396
West Virginia - 0.4%
West Virginia Housing Development Fund, 3.900%, 11/1/2025, Call 11/1/2020	170,000	178,475
Wisconsin - 1.3%
City of Menasha, 4.300%, 9/1/2015	200,000	201,774
Wisconsin Health & Educational Facilities Authority, 4.000%, 8/15/2018 (4)	300,000	326,361
Wisconsin Health & Educational Facilities Authority, 5.500%, 12/15/2020, Call 12/15/2019	80,000	96,511

		624,646

Total Municipals (identified cost $45,545,952)		45,722,571

Short-Term Investments - 4.0%

Mutual Funds - 3.1%
BMO Tax-Free Money Market Fund, Class I, 0.137% (10)	1,482,157	1,482,157

Short-Term Municipals - 0.9%

New York - 0.4%
County of Monroe, 2.000%, 6/1/2013	$190,000	190,000
Texas - 0.5%
Clifton Higher Education Finance Corp., 1.650%, 12/1/2013	225,000	225,054

Total Short-Term Municipals		415,054

Total Short-Term Investments (identified cost $1,897,156)		1,897,211

Total Investments - 99.4% (identified cost $47,443,108)		47,619,782
Other Assets and Liabilities - 0.6%		302,263

Total Net Assets - 100.0%		$47,922,045

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 5.6%

Automobiles - 3.1%
Ally Auto Receivables Trust, Class A3, (Series 2011-5), 0.990%, 11/16/2015	$352,469	$353,563
AmeriCredit Auto Receivables Trust, Class B, (Series 2012-3), 1.590%, 7/10/2017	1,855,000	1,874,739
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5) (6)	145,842	146,048
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5) (6)	804,305	819,618
CPS Auto Receivables Trust, Class A, (Series 2012-D), 1.480%, 3/16/2020 (5) (6)	805,778	808,242
CPS Auto Receivables Trust, Class A, (Series 2013-A), 1.310%, 6/15/2020 (5) (6)	2,050,319	2,048,942
Honda Auto Receivables Owner Trust, Class A3, (Series 2010-2), 1.340%, 3/18/2014	240	240
Wheels LLC, Class A2, (Series 2012-1), 1.190%, 3/20/2021 (5) (6)	1,189,634	1,196,053

		7,247,445

Credit Cards - 0.4%
GE Capital Credit Card Master Note Trust, Class A, (Series 2010-3), 2.210%, 6/15/2016	1,000,000	1,000,716

Other Financial - 2.1%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.433%, 4/25/2037 (3) (5) (6)	603,989	366,168
GE Equipment Transportation LLC, Class A4, (Series 2013-1), 0.900%, 3/24/2021	2,415,000	2,409,223
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.876%, 10/25/2023 (3) (5) (6)	1,945,000	1,956,114

		4,731,505

Total Asset-Backed Securities (identified cost $13,192,275)		12,979,666

Collateralized Mortgage Obligations - 6.6%

Federal National Mortgage Association - 1.6%
1.250%, 6/25/2043, (Series 2013-52)	1,740,000	1,729,080
1.500%, 5/25/2043, (Series 2013-60)	2,000,000	2,002,832

		3,731,912
Government National Mortgage Association - 0.9%
1.317%, 5/16/2034, (Series 2013-55)	2,133,877	2,138,302

Private Sponsor - 4.1%
Banc of America Funding Trust, Class 1A3, (Series 2007-C), 5.423%, 5/20/2036 (3)	616,881	606,834
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	1,397,744	1,490,348
Chase Mortgage Finance Trust, Class A3, (Series 2006-S4), 6.000%, 12/25/2036	457,217	471,809
Chase Mortgage Finance Trust., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	643,499	680,497
GSR Mortgage Loan Trust, Class 2A4, (Series 2005-AR5), 2.924%, 10/25/2035 (3)	269,147	268,566
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.677%, 10/15/2054 (3) (5) (6)	958,998	965,874
JP Morgan Mortgage Trust, Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	590,155	593,899
JP Morgan Mortgage Trust, Class 3A1, (Series 2007-A2), 5.283%, 4/25/2037 (3)	37,417	33,677
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	333,090	340,321
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.614%, 11/25/2034 (3)	1,062,761	1,083,049
Springleaf Mortgage Loan Trust, Class A, (Series 2012-1A), 2.667%, 9/25/2057 (3) (5) (6)	710,473	724,971
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3) (5) (6)	817,437	846,753
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR7), 2.619%, 5/25/2036 (3)	407,795	381,850
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.721%, 4/25/2036 (3)	159,046	153,162
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 5.410%, 12/25/2036 (3)	822,067	812,708

		9,454,318

Total Collateralized Mortgage Obligations (identified cost $15,052,517)		15,324,532

Commercial Mortgage Securities - 9.5%

Private Sponsor - 9.5%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,100,000	1,137,605
Banc of America Commercial Mortgage Trust, Class A3, (Series 2007-1), 5.449%, 1/15/2049	868,163	882,711
Banc of America Commercial Mortgage Trust, Class A3, (Series 2007-4), 5.811%, 2/10/2051 (3)	1,080,958	1,127,867
Bear Stearns Commercial Mortgage Securities Trust, Class A3, (Series 2007-PW17), 5.736%, 6/11/2050	978,489	1,023,935
Bear Stearns Commercial Mortgage Securities Trust, Class AAB, (Series 2007-T28), 5.746%, 9/11/2042	1,417,420	1,510,779
CW Capital Cobalt, Ltd., Class A3, (Series 2007-C3), 5.791%, 5/15/2046 (3)	1,500,000	1,584,546
Greenwich Capital Commercial Funding Corp., Class A3, (Series 2005-GG3), 4.569%, 8/10/2042	437,676	437,303
GS Mortgage Securities Corp. II, Class A3, (Series 2007-EOP), 1.456%, 3/6/2020 (3) (5) (6)	1,950,000	1,957,613
JP Morgan Chase Commercial Mortgage Securities Trust, Class A2, (Series 2007-LD12), 5.827%, 2/15/2051	351,908	360,186
JP Morgan Chase Commercial Mortgage Securities Trust, Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,550,664
JP Morgan Chase Commercial Mortgage Securities Trust, Class AM, (Series 2005-LDP5), 5.243%, 12/15/2044 (3)	1,650,000	1,800,419
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C1), 5.139%, 2/15/2031	377,594	389,994
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C4), 5.840%, 6/15/2032 (3)	1,161,553	1,204,311
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2006-C6), 5.341%, 9/15/2039	668,890	707,943
LB-UBS Commercial Mortgage Trust, Class C, (Series 2004-C4), 5.530%, 6/15/2036 (3)	1,680,000	1,754,446
Merrill Lynch/Countrywide Commercial Mortgage Trust, Class ASB, (Series 2006-2), 5.861%, 6/12/2046 (3)	434,897	458,419
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 5.894%, 6/11/2049 (3)	1,510,000	1,734,502
Wachovia Bank Commercial Mortgage Trust, Class AMFX, (Series 2005-C20), 5.179%, 7/15/2042 (3)	2,253,000	2,433,961

Total Commercial Mortgage Securities (identified cost $22,069,862)		22,057,204

Corporate Bonds & Notes - 55.2%

Advertising - 1.4%
Omnicom Group, Inc., 5.900%, 4/15/2016	1,550,000	1,745,757
WPP Finance UK, 8.000%, 9/15/2014	1,405,000	1,526,596

		3,272,353
Agriculture - 1.7%
British American Tobacco International Finance PLC, 1.400%, 6/5/2015 (5) (6)	2,000,000	2,018,344
Imperial Tobacco Finance PLC, 2.050%, 2/11/2018 (5) (6)	2,000,000	1,996,336

		4,014,680
Apparel - 0.4%
VF Corp., 1.024%, 8/23/2013 (3)	1,000,000	1,001,823
Auto Manufacturers - 0.4%
Volkswagen International Finance NV, 1.875%, 4/1/2014 (5) (6)	870,000	877,419
Banks - 13.3%
Abbey National Treasury Services PLC/London, 1.856%, 4/25/2014 (1) (3)	1,070,000	1,079,571
Ally Financial Inc., 7.500%, 12/31/2013	528,000	546,480
ANZ National Int’l, Ltd./London, 1.850%, 10/15/2015 (5) (6)	1,500,000	1,534,452
Bank of America Corp., 7.375%, 5/15/2014	1,300,000	1,379,921
Bank of New York Mellon Corp., 1.700%, 11/24/2014 (1)	1,625,000	1,649,347
BB&T Corp., 3.375%, 9/25/2013	2,755,000	2,780,533
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	2,000,000	2,081,414
Capital One Financial Corp., 6.250%, 11/15/2013	1,300,000	1,333,302
Citigroup, Inc., 6.000%, 12/13/2013	997,000	1,025,420
Credit Suisse New York, 5.500%, 5/1/2014	675,000	705,634
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	1,300,000	1,381,913
ING Bank, 2.000%, 9/25/2015 (5) (6)	3,000,000	3,045,783
Intesa Sanpaolo SpA, 3.125%, 1/15/2016	1,840,000	1,831,109
JPMorgan Chase & Co., 1.125%, 2/26/2016 (1)	2,000,000	1,999,082
Morgan Stanley, 2.875%, 1/24/2014	1,455,000	1,474,061
Nordea Bank AB, 3.125%, 3/20/2017 (1) (5) (6)	1,500,000	1,584,734
Royal Bank of Canada, 1.450%, 10/30/2014	775,000	785,324

SSIF Nevada LP, 0.977%, 4/14/2014 (3) (5) (6)	1,250,000	1,256,700
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,900,000	1,895,104
U.S. Bancorp, 1.375%, 9/13/2013	1,385,000	1,388,097

		30,757,981
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 7/14/2014	925,000	936,085
Biotechnology - 0.7%
Amgen, Inc., 1.875%, 11/15/2014	1,600,000	1,628,480
Building Materials - 0.5%
CRH America, Inc., 5.300%, 10/15/2013	1,086,000	1,104,274
Chemicals - 1.9%
Ecolab, Inc., 2.375%, 12/8/2014 (1)	2,000,000	2,047,284
Rohm & Haas Co., 6.000%, 9/15/2017	2,050,000	2,367,115

		4,414,399
Computers - 0.6%
Hewlett-Packard Co., 3.000%, 9/15/2016 (1)	1,430,000	1,482,877
Diversified Financial Services - 3.8%
American Express Credit Corp., 7.300%, 8/20/2013	1,500,000	1,521,595
BlackRock, Inc., 3.500%, 12/10/2014	1,240,000	1,295,938
Caterpillar Financial Services Corp., 1.100%, 5/29/2015	1,000,000	1,010,338
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	1,000,000	1,061,882
Ford Motor Credit Co. LLC, 4.207%, 4/15/2016	1,000,000	1,066,177
General Electric Capital Corp., 3.350%, 10/17/2016	1,475,000	1,574,676
General Electric Capital Corp., 4.750%, 9/15/2014	250,000	262,942
TD Ameritrade Holding Corp., 4.150%, 12/1/2014	940,000	988,166

		8,781,714
Electric - 2.9%
Alliant Energy Corp., 4.000%, 10/15/2014	2,350,000	2,449,454
Appalachian Power Co., 3.400%, 5/24/2015	1,970,000	2,062,169
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,039,961
NextEra Energy Capital Holdings, Inc., 1.200%, 6/1/2015	1,250,000	1,258,486

		6,810,070
Engineering & Construction - 0.4%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,004,346
Food - 0.9%
Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,000,000	2,028,836
Healthcare-Products - 1.1%
Boston Scientific Corp., 4.500%, 1/15/2015	1,200,000	1,267,444
Zimmer Holdings, Inc., 1.400%, 11/30/2014	1,300,000	1,311,982

		2,579,426
Healthcare-Services - 0.9%
WellPoint, Inc., 1.250%, 9/10/2015	2,000,000	2,013,624
Insurance - 2.9%
Assurant, Inc., 5.625%, 2/15/2014	2,400,000	2,477,479
MetLife Institutional Funding II, 1.182%, 4/4/2014 (3) (5) (6)	870,000	876,347
MetLife, Inc., 5.000%, 11/24/2013	1,355,000	1,384,359
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5) (6)	900,000	934,104
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (5) (6)	1,000,000	995,504

		6,667,793
Internet - 0.8%
Amazon.com, Inc., 0.650%, 11/27/2015 (1)	1,830,000	1,826,635
Iron/Steel - 0.5%
ArcelorMittal, 5.375%, 6/1/2013	1,200,000	1,200,000
Machinery-Diversified - 0.9%
Roper Industries, Inc., 2.050%, 10/1/2018 (4)	2,000,000	1,994,798
Media - 1.2%
Comcast Corp., 5.850%, 11/15/2015 (1)	1,400,000	1,571,706
DIRECTV Holdings LLC, 3.125%, 2/15/2016	1,255,000	1,317,075

		2,888,781

Mining - 2.5%
Anglo American Capital PLC, 2.150%, 9/27/2013 (5) (6)	2,110,000	2,118,393
Anglo American Capital PLC, 2.625%, 9/27/2017 (5) (6)	2,000,000	2,017,044
Xstrata Finance Canada, Ltd., 2.050%, 10/23/2015 (5) (6)	1,635,000	1,649,308

		5,784,745
Office/Business Equipment - 0.4%
Xerox Corp., 1.680%, 9/13/2013 (3)	980,000	982,191
Oil & Gas - 4.3%
BP Capital Markets PLC, 0.700%, 11/6/2015	1,575,000	1,572,173
Devon Energy Corp., 5.625%, 1/15/2014	2,375,000	2,446,407
Petrobras International Finance Co. - Pifco, 2.875%, 2/6/2015	1,500,000	1,523,760
Talisman Energy, Inc., 5.125%, 5/15/2015	1,825,000	1,957,676
Woodside Finance, Ltd., 4.500%, 11/10/2014 (5) (6)	1,500,000	1,573,825
Woodside Finance, Ltd., 5.000%, 11/15/2013 (5) (6)	800,000	814,952

		9,888,793
Oil & Gas Services - 0.4%
Schlumberger Norge AS, 1.250%, 8/1/2017 (5) (6)	1,000,000	991,118
Pharmaceuticals - 3.7%
AbbVie, Inc., 1.750%, 11/6/2017 (1) (5) (6)	1,670,000	1,666,388
Cardinal Health, Inc., 1.700%, 3/15/2018	2,000,000	1,980,786
Express Scripts Holding Co., 2.100%, 2/12/2015	1,500,000	1,531,950
GlaxoSmithKline Capital, Inc., 0.700%, 3/18/2016 (1)	1,000,000	996,370
Takeda Pharmaceutical Co., Ltd., 1.031%, 3/17/2015 (5) (6)	1,435,000	1,443,099
Zoetis, Inc., 1.150%, 2/1/2016 (1) (5) (6)	1,000,000	1,003,080

		8,621,673
Real Estate Investment Trusts - 1.6%
HCP, Inc., 2.700%, 2/1/2014	1,610,000	1,630,962
Health Care REIT, Inc., 2.250%, 3/15/2018 (1)	2,000,000	2,017,016

		3,647,978
Retail - 0.7%
Walgreen Co., 1.000%, 3/13/2015 (1)	1,680,000	1,688,118
Semiconductors - 0.7%
Intel Corp., 1.350%, 12/15/2017 (1)	1,600,000	1,591,547
Software - 0.7%
Oracle Corp., 1.200%, 10/15/2017 (1)	1,725,000	1,711,823
Telecommunications - 2.6%
AT&T, Inc., 5.100%, 9/15/2014 (1)	760,000	803,310
British Telecommunications PLC, 2.000%, 6/22/2015	1,000,000	1,024,420
Cellco Partnership / Verizon Wireless Capital LLC, 5.550%, 2/1/2014	1,800,000	1,855,879
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,500,000	1,508,843
Verizon Communications, Inc., 2.000%, 11/1/2016 (1)	750,000	770,416

		5,962,868

Total Corporate Bonds & Notes (identified cost $126,660,915)		128,157,248

Municipals - 5.4%

Illinois - 0.7%
State of Illinois, 4.071%, 1/1/2014	1,525,000	1,553,243
Michigan - 0.9%
County of Wayne, 2.000%, 6/1/2014 (4)	1,975,000	1,984,855
County of Wayne, 5.000%, 9/15/2013	145,000	145,466

		2,130,321
Minnesota - 0.6%
Tobacco Securitization Authority, 2.643%, 3/1/2014	1,250,000	1,271,413

Oklahoma - 0.3%
Comanche County Hospital Authority, 3.430%, 7/1/2016	645,000	644,245
Pennsylvania - 2.1%
Butler County General Authority, AGM, 0.320%, 8/1/2031, Call 6/3/2013 (3)	1,000,000	1,000,000
Pennsylvania Turnpike Commission, AGM, 0.170%, 7/15/2041, Call 6/17/2013 (3)	1,000,000	1,000,000
Philadelphia Authority for Industrial Development, 1.200%, 4/1/2014	1,800,000	1,812,096
Sports & Exhibition Authority of Pittsburgh and Allegheny County, AGM, 0.580%, 11/1/2039, Call 6/3/2013 (3)	1,000,000	1,000,000

		4,812,096
Texas - 0.4%
Dallas/Fort Worth International Airport, 1.934%, 11/1/2014	1,015,000	1,032,052
Wisconsin - 0.4%
Wisconsin Housing & Economic Development Authority, 0.500%, 3/1/2038, Call 6/3/2013 (3)	1,025,000	1,025,000

Total Municipals (identified cost $12,408,626)		12,468,370
Mutual Funds - 2.9%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co., 3.970% (8)	326,711	3,025,344
Fidelity Floating Rate High Income Fund, 2.140%	372,038	3,720,382

Total Mutual Funds (identified cost $6,422,183)		6,745,726

U.S. Government & U.S. Government Agency Obligations - 12.6%

Federal Home Loan Mortgage Corporation - 2.7%
0.500%, 4/17/2015 (1)	$1,625,000	1,630,821
0.625%, 12/29/2014 (1)	1,505,000	1,512,993
2.875%, 2/9/2015 (1)	3,000,000	3,129,489

		6,273,303
Federal National Mortgage Association - 0.5%
1.125%, 6/27/2014	1,100,000	1,111,278
U.S. Treasury Bonds & Notes - 9.4%
0.375%, 1/15/2016 (1)	3,000,000	2,995,782
0.500%, 7/31/2017 (1)	3,000,000	2,956,875
0.625%, 4/30/2018 (1)	4,500,000	4,412,462
1.000%, 9/30/2016 (1)	4,000,000	4,050,940
1.125%, 5/31/2019 (1)	4,000,000	3,959,064
1.500%, 6/30/2016 (1)	1,950,000	2,006,825
1.750%, 5/31/2016 (1)	1,500,000	1,554,492

		21,936,440

Total U.S. Government & U.S. Government Agency Obligations (identified cost $29,312,570)		29,321,021

U.S. Government Agency-Mortgage Securities - 1.8%

Federal National Mortgage Association - 1.7%
3.102%, 5/1/2041 (3)	562,808	589,503
3.500%, 4/1/2026	332,333	349,881
4.000%, 11/1/2031	1,146,796	1,218,046
5.500%, 11/1/2033	446,370	488,176
5.500%, 2/1/2034	339,626	371,435
5.500%, 8/1/2037	810,788	883,685
7.000%, 12/1/2015	17,610	18,535
7.500%, 9/1/2015	30,397	31,869
9.500%, 12/1/2024	30,134	33,038
9.500%, 1/1/2025	14,134	14,216
9.500%, 1/1/2025	18,723	18,831
10.000%, 7/1/2020	26,425	27,105
11.000%, 12/1/2015	12	12

		4,044,332

Government National Mortgage Association - 0.1%
7.500%, 8/15/2037	96,268	113,072
9.000%, 12/15/2019	19,597	21,318

		134,390

Total U.S. Government Agency-Mortgage Securities (identified cost $4,146,594)		4,178,722

Short-Term Investments - 19.4%

Collateral Pool Investments for Securities on Loan - 17.2%
Collateral pool allocation (12)		39,780,240

Mutual Funds - 2.2%
BMO Prime Money Market Fund, Class I, 0.040% (10)	5,093,115	5,093,115

Total Short-Term Investments (identified cost $44,873,355)		44,873,355

Total Investments - 119.0% (identified cost $274,138,897)		276,105,844
Other Assets and Liabilities - (19.0)%		(44,102,140)

Total Net Assets - 100.0%		$232,003,704

Short-Intermediate Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 0.8%

Automobiles - 0.8%
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5) (6)	$1,206,458	$1,229,426

Total Asset-Backed Securities (identified cost $1,229,755)		1,229,426

Collateralized Mortgage Obligations - 2.2%

Federal Home Loan Mortgage Corporation - 0.3%
0.949%, 7/15/2032, (Series 3652) (3)	543,926	547,828
Federal National Mortgage Association - 0.8%
1.250%, 6/25/2043, (Series 2013-52)	250,000	248,431
1.500%, 5/25/2043, (Series 2013-42)	491,219	491,648
1.500%, 5/25/2043, (Series 2013-60)	250,000	250,354
1.500%, 6/25/2043, (Series 2013-54)	250,000	249,453

		1,239,886
Private Sponsor - 1.1%
Chase Mortgage Finance Trust, Class 7A1, (Series 2007-A2), 5.357%, 7/25/2037 (3)	543,808	516,633
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.677%, 10/15/2054 (3) (5) (6)	922,114	928,725
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	193,611	197,815

		1,643,173

Total Collateralized Mortgage Obligations (identified cost $3,448,772)		3,430,887

Commercial Mortgage Securities - 1.0%

Private Sponsor - 1.0%
JP Morgan Chase Commercial Mortgage Securities Trust, Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	1,500,000	1,550,664

Total Commercial Mortgage Securities (identified cost $1,582,005)		1,550,664

Corporate Bonds & Notes - 56.7%

Agriculture - 0.6%
Imperial Tobacco Finance PLC, 2.050%, 2/11/2018 (5) (6)	1,000,000	998,168
Auto Manufacturers - 2.9%
Daimler Finance North America LLC, 1.875%, 9/15/2014 (5) (6)	1,300,000	1,315,479
Daimler Finance North America LLC, 1.875%, 1/11/2018 (5) (6)	1,000,000	996,664
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5) (6)	2,000,000	2,094,964

		4,407,107
Banks - 7.8%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	1,500,000	1,555,101
ANZ National Int’l, Ltd./London, 1.850%, 10/15/2015 (5) (6)	1,000,000	1,022,968
Bank of America Corp., 1.696%, 1/30/2014 (3)	1,500,000	1,511,679
Bank of America Corp., 2.000%, 1/11/2018 (1)	1,000,000	992,110
Bank of America Corp., 3.750%, 7/12/2016	1,000,000	1,062,252
HSBC Bank PLC, 1.625%, 7/7/2014 (1) (5) (6)	1,500,000	1,519,488
PNC Funding Corp., 2.700%, 9/19/2016	1,000,000	1,050,514
Svenska Handelsbanken AB, 1.625%, 3/21/2018 (1)	1,500,000	1,496,135
Wells Fargo & Co., 2.625%, 12/15/2016	1,700,000	1,781,503

		11,991,750

Biotechnology - 1.9%
Gilead Sciences, Inc., 3.050%, 12/1/2016 (1)	2,000,000	2,130,860
Life Technologies Corp., 4.400%, 3/1/2015	750,000	790,167

		2,921,027
Building Materials - 1.3%
CRH America, Inc., 6.000%, 9/30/2016	1,700,000	1,930,075
Commercial Services - 0.6%
ADT Corp., 2.250%, 7/15/2017	1,000,000	1,001,905
Computers - 0.8%
Hewlett-Packard Co., 2.600%, 9/15/2017 (1)	1,250,000	1,272,285
Diversified Financial Services - 4.0%
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016	1,000,000	1,061,882
General Electric Capital Corp., 3.350%, 10/17/2016	1,400,000	1,494,608
Hyundai Capital America, 4.000%, 6/8/2017 (5) (6)	500,000	533,752
LeasePlan Corp., 2.500%, 5/16/2018 (5) (6)	1,500,000	1,468,381
Toyota Motor Credit Corp., 1.250%, 11/17/2014	1,500,000	1,517,650

		6,076,273
Electric - 2.7%
Alliant Energy Corp., 4.000%, 10/15/2014	1,500,000	1,563,482
Duke Energy Corp., 1.625%, 8/15/2017 (1)	1,000,000	1,000,558
Entergy Corp., 3.625%, 9/15/2015	1,000,000	1,039,961
FirstEnergy Corp., 2.750%, 3/15/2018 (1)	500,000	501,300

		4,105,301
Electronics - 0.7%
Thermo Fisher Scientific, Inc., 3.600%, 8/15/2021 (1)	1,000,000	1,018,110
Engineering & Construction - 0.7%
ABB Finance USA, Inc., 1.625%, 5/8/2017 (1)	1,000,000	1,004,346
Healthcare-Products - 3.0%
Boston Scientific Corp., 4.500%, 1/15/2015	2,000,000	2,112,406
DENTSPLY International, Inc., 2.750%, 8/15/2016	1,500,000	1,550,548
Mallinckrodt International Finance SA, 3.500%, 4/15/2018 (5) (6)	1,000,000	1,012,429

		4,675,383
Healthcare-Services - 0.8%
Coventry Health Care, Inc., 5.450%, 6/15/2021	1,000,000	1,160,859
Home Furnishings - 0.7%
Whirlpool Corp., 3.700%, 3/1/2023	1,000,000	1,013,451
Insurance - 4.5%
Berkshire Hathaway, Inc., 1.900%, 1/31/2017 (1)	1,500,000	1,536,810
Hartford Financial Services Group, Inc., 5.500%, 10/15/2016	1,000,000	1,123,539
Markel Corp., 3.625%, 3/30/2023	1,000,000	995,030
Progressive Corp., 3.750%, 8/23/2021	1,000,000	1,070,405
Prudential Financial, Inc., 3.875%, 1/14/2015	1,100,000	1,152,943
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (5) (6)	1,000,000	995,504

		6,874,231
Iron/Steel - 1.9%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,000,000
Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	1,000,000	997,973

		2,997,973
Machinery-Diversified - 1.3%
Roper Industries, Inc., 2.050%, 10/1/2018	1,000,000	997,399
Xylem, Inc./NY, 3.550%, 9/20/2016	1,000,000	1,059,556

		2,056,955
Media - 2.3%
DIRECTV Holdings LLC, 3.125%, 2/15/2016 (1)	1,000,000	1,049,462
NBCUniversal Media LLC, 4.375%, 4/1/2021 (1)	1,300,000	1,453,063
Pearson Funding Five PLC, 3.250%, 5/8/2023 (5) (6)	1,000,000	960,870

		3,463,395

Mining - 1.8%
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/2022 (1)	750,000	731,501
Xstrata Finance Canada, Ltd., 2.700%, 10/25/2017 (1) (5) (6)	2,000,000	2,023,138

		2,754,639
Office/Business Equipment - 0.7%
Xerox Corp., 1.680%, 9/13/2013 (3)	1,000,000	1,002,236
Oil & Gas - 2.9%
BP Capital Markets PLC, 2.750%, 5/10/2023	1,100,000	1,050,463
Petrobras Global Finance BV, 2.000%, 5/20/2016	1,000,000	1,005,520
Statoil ASA, 1.800%, 11/23/2016 (1)	1,300,000	1,339,754
Total Capital Canada, Ltd., 1.450%, 1/15/2018 (1)	1,000,000	995,124

		4,390,861
Oil & Gas Services - 0.6%
Schlumberger Norge AS, 1.250%, 8/1/2017 (5) (6)	1,000,000	991,118
Pharmaceuticals - 2.9%
AbbVie, Inc., 2.900%, 11/6/2022 (5) (6)	500,000	487,279
Express Scripts Holding Co., 2.650%, 2/15/2017	1,000,000	1,037,838
McKesson Corp., 0.950%, 12/4/2015	2,000,000	2,006,166
Zoetis, Inc., 3.250%, 2/1/2023 (1) (5) (6)	1,000,000	991,370

		4,522,653
Pipelines - 1.6%
Energy Transfer Partners LP, 3.600%, 2/1/2023 (1)	1,500,000	1,466,973
Kinder Morgan Energy Partners LP, 3.450%, 2/15/2023	1,000,000	984,961

		2,451,934
Real Estate Investment Trusts - 0.8%
Kimco Realty Corp., 3.125%, 6/1/2023	1,250,000	1,206,143
Semiconductors - 1.9%
Intel Corp., 2.700%, 12/15/2022 (1)	1,000,000	964,404
Samsung Electronics America, Inc., 1.750%, 4/10/2017 (1) (5) (6)	1,000,000	1,004,230
TSMC Global, Ltd., 1.625%, 4/3/2018 (5) (6)	1,000,000	989,589

		2,958,223
Telecommunications - 5.0%
AT&T, Inc., 5.100%, 9/15/2014	1,500,000	1,585,480
Cellco Partnership / Verizon Wireless Capital LLC, 5.550%, 2/1/2014	1,500,000	1,546,566
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	1,500,000	1,582,728
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	1,000,000	1,026,360
Telefonica Emisiones SAU, 3.192%, 4/27/2018	1,000,000	1,005,895
Vodafone Group PLC, 1.500%, 2/19/2018	1,000,000	989,149

		7,736,178

Total Corporate Bonds & Notes (identified cost $85,204,653)		86,982,579

U.S. Government & U.S. Government Agency Obligations - 38.2%

U.S. Treasury Bonds & Notes - 38.2%
0.125%, 12/31/2014 (1)	10,300,000	10,283,510
0.250%, 12/15/2015 (1)	10,000,000	9,958,600
0.500%, 7/31/2017 (1)	10,000,000	9,856,250
0.750%, 2/28/2018 (1)	5,000,000	4,943,360
1.125%, 6/15/2013 (1)	3,000,000	3,001,407
1.250%, 2/29/2020 (1)	10,000,000	9,844,530
1.500%, 12/31/2013 (1)	4,000,000	4,032,500
1.750%, 5/15/2023 (1)	7,000,000	6,745,158

Total U.S. Government & U.S. Government Agency Obligations (identified cost $59,010,674)		58,665,315

U.S. Government Agency-Mortgage Securities - 5.7%

Federal National Mortgage Association - 5.7%
2.500%, 11/1/2027 (1)	1,203,007	1,228,959
2.500%, 6/15/2028 (4)	7,000,000	7,144,648
5.500%, 8/1/2037	381,847	416,178

Total U.S. Government Agency-Mortgage Securities (identified cost $8,898,936)		8,789,785

Short-Term Investments - 49.7%

Collateral Pool Investments for Securities on Loan - 48.7%
Collateral pool allocation (12)		74,742,308

Mutual Funds - 1.0%
BMO Prime Money Market Fund, Class I, 0.040% (10)	1,542,112	1,542,112

Total Short-Term Investments (identified cost $76,284,420)		76,284,420

Total Investments - 154.3% (identified cost $235,659,215)		236,933,076
Other Assets and Liabilities - (54.3)%		(83,409,440)

Total Net Assets - 100.0%		$153,523,636

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.9%

Alabama - 1.3%
Alabama Board of Education, 3.000%, 6/1/2020	$340,000	$353,277
Alabama Board of Education, 3.000%, 6/1/2021	305,000	314,193
Alabama Board of Education, 4.000%, 7/1/2021	1,895,000	2,082,681
Alabama Board of Education, 4.375%, 10/1/2017	200,000	223,174
Alabama Board of Education, 5.000%, 10/1/2020, Call 10/1/2018	230,000	261,675
Baldwin County Board of Education, AMBAC, 5.000%, 7/1/2018, Call 7/1/2017	350,000	390,425
Birmingham Water Works Board, 5.000%, 1/1/2038, Call 1/1/2023	1,000,000	1,097,200
City of Birmingham, 0.000%, 3/1/2022 (13)	1,945,000	1,841,351
City of Birmingham, 0.000%, 3/1/2027, Call 3/1/2023 (13)	1,800,000	1,714,428
City of Jacksonville, AMBAC, 4.100%, 9/1/2032, Call 9/1/2015	400,000	406,056
Cullman Utilities Board, AGM, 4.375%, 9/1/2029, Call 9/1/2020	500,000	545,435
Health Care Authority for Baptist Health, 0.700%, 11/1/2042 (3)	4,000,000	4,000,000
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,487,280

		17,717,175
Alaska - 0.8%
Alaska Housing Finance Corp., 5.000%, 12/1/2026, Call 6/1/2022	5,435,000	6,337,101
Alaska Housing Finance Corp., 5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,592,608
Alaska Municipal Bond Bank Authority, AMBAC, 5.100%, 4/1/2033, Call 4/1/2018	200,000	225,416
Alaska Student Loan Corp., Guaranteed Student Loans, 5.000%, 6/1/2018, Call 6/1/2015 (7)	270,000	291,327
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 12/1/2015	390,000	412,222
City of Valdez, 5.000%, 1/1/2021	1,470,000	1,776,128

		10,634,802
Arizona - 5.6%
Arizona Department of Transportation State Highway, 5.000%, 7/1/2031, Call 7/1/2018	440,000	500,174
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,534,810
Arizona Health Facilities Authority, 1.970%, 2/5/2020, Call 8/9/2019 (3)	4,500,000	4,604,040
Arizona Health Facilities Authority, 4.000%, 1/1/2015	225,000	232,709
Arizona Health Facilities Authority, 5.000%, 1/1/2019, Call 1/1/2017	175,000	196,614
Arizona Health Facilities Authority, 5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,560,482
Arizona Health Facilities Authority, 5.000%, 2/1/2022	1,000,000	1,164,690
Arizona School Facilities Board, 5.750%, 9/1/2019, Call 9/1/2018	800,000	958,168
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2016	250,000	270,735
Arizona School Facilities Board, AMBAC, 4.250%, 7/1/2015	575,000	613,962
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	800,000	903,096
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	400,000	454,704
Arizona School Facilities Board, AMBAC, 5.250%, 7/1/2013	750,000	752,452
Arizona School Facilities Board, AMBAC, 5.500%, 7/1/2014	575,000	602,968
Arizona School Facilities Board, NATL-RE FGIC, 5.000%, 9/1/2019, Call 9/1/2015	1,325,000	1,433,425
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	844,667
Arizona Sports & Tourism Authority, 4.000%, 7/1/2019	135,000	148,499
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,214,776
City of Avondale, AGM, 4.000%, 7/1/2019	190,000	209,564
City of Flagstaff, 4.250%, 10/1/2015, Call 10/1/2013	250,000	251,708
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	445,372
City of Glendale, NATL-RE, 5.000%, 7/1/2026, Call 7/1/2017	2,760,000	3,066,222
City of Goodyear, 5.000%, 7/1/2023, Call 7/1/2020	265,000	302,346
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	390,692
City of Kingman, 4.875%, 1/1/2014	500,000	507,700
City of Peoria, 4.000%, 7/1/2019	515,000	582,105
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	572,885
City of Tucson, NATL-RE, 5.000%, 7/1/2019	500,000	592,270
Coconino County Unified School District No. 8 Page, NATL-RE, 5.000%, 7/1/2017, Call 7/1/2014	215,000	221,897
County of Mohave, AMBAC, 5.250%, 7/1/2016, Call 7/1/2014	200,000	207,308

Eagle Mountain Community Facilities District, AGC, 4.000%, 7/1/2014	205,000	211,788
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2014	280,000	293,952
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2015	200,000	216,194
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2018	475,000	551,114
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2019, Call 7/1/2018 (3)	500,000	577,750
Gila County Unified School District No. 10-Payson, 5.000%, 7/1/2020, Call 7/1/2018 (3)	600,000	685,782
Gila County Unified School District No. 10-Payson, 5.750%, 7/1/2028, Call 7/1/2018	800,000	941,896
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	936,738
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	557,615
Greater Arizona Development Authority, NATL-RE, 4.500%, 8/1/2024, Call 8/1/2016	2,970,000	3,179,890
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2018, Call 8/1/2015	340,000	364,089
Greater Arizona Development Authority, NATL-RE, 5.000%, 8/1/2019, Call 8/1/2017	250,000	278,910
Madison Elementary School District No. 38, AGM, 4.500%, 7/1/2019	300,000	338,469
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	423,090
Maricopa County Elementary School District No. 8-Osborn, 6.000%, 7/1/2024, Call 7/1/2016	300,000	335,751
Maricopa County Industrial Development Authority, 5.250%, 7/1/2032, Call 7/1/2017	170,000	182,799
Maricopa County School District No. 21 Murphy, 7.500%, 7/1/2021, Call 7/1/2019	220,000	279,052
Maricopa County Unified School District No. 89-Dysart, 6.500%, 7/1/2020, Call 7/1/2018	900,000	1,088,604
Phoenix Civic Improvement Corp., 0.000%, 7/1/2019 (13)	250,000	293,643
Phoenix Civic Improvement Corp., 5.000%, 7/1/2019	615,000	735,534
Phoenix Civic Improvement Corp., 5.000%, 7/1/2020, Call 7/1/2018	600,000	693,612
Phoenix Civic Improvement Corp., 5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,195,089
Phoenix Civic Improvement Corp., BHAC, 0.000%, 7/1/2027 (13)	500,000	603,425
Phoenix Civic Improvement Corp., BHAC, 0.000%, 7/1/2033 (13)	800,000	967,592
Phoenix Civic Improvement Corp., MBIA, 0.000%, 7/1/2041 (13)	1,685,000	2,003,027
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2021 (13)	530,000	629,386
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2028 (13)	100,000	120,257
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2031 (13)	425,000	511,543
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2032 (13)	320,000	384,752
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2033 (13)	220,000	264,372
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2034 (13)	525,000	630,137
Phoenix Civic Improvement Corp., NATL-RE FGIC, 0.000%, 7/1/2036 (13)	455,000	543,839
Phoenix Industrial Development Authority, 5.200%, 7/1/2022, Call 7/1/2021	300,000	316,356
Pima County Industrial Development Authority, 4.500%, 7/1/2020	545,000	585,226
Pima County Industrial Development Authority, 4.500%, 7/1/2021, Call 7/1/2020	1,340,000	1,426,698
Pima County Industrial Development Authority, 4.500%, 7/1/2022, Call 7/1/2020	1,405,000	1,482,050
Pima County Industrial Development Authority, 5.250%, 7/1/2031, Call 7/1/2019	500,000	540,660
Pima County Industrial Development Authority, 5.375%, 7/1/2031, Call 7/1/2020	2,000,000	2,170,780
Pima County Industrial Development Authority, 6.375%, 7/1/2028, Call 7/1/2018	300,000	313,893
Pinal County Union High School District No. 82 Casa Grande, 5.000%, 7/1/2018	340,000	391,799
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	282,329
Rio Nuevo Multipurpose Facilities District, AGC, 6.500%, 7/15/2023, Call 7/15/2018	40,000	47,126
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2020, Call 1/1/2018	300,000	347,379
Salt River Project Agricultural Improvement & Power District, 5.000%, 1/1/2032, Call 1/1/2019	1,635,000	1,846,356
Salt Verde Financial Corp., 5.250%, 12/1/2021	75,000	86,651
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	128,328
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	285,515
Scottsdale Industrial Development Authority, 5.250%, 9/1/2030, Call 9/1/2013	435,000	436,344
Scottsdale Municipal Property Corp., 5.000%, 7/1/2019	750,000	906,645
Scottsdale Municipal Property Corp., AMBAC, 0.000%, 7/1/2019, Call 7/1/2017 (13)	325,000	357,094
Scottsdale Preserve Authority, NATL-RE FGIC, 5.000%, 7/1/2016	750,000	844,425
State of Arizona, AGM, 5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,139,720
State of Arizona, AGM, 5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,777,150
Surprise Municipal Property Corp., AMBAC, 5.000%, 7/1/2017, Call 7/1/2014	225,000	234,054
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (7)	430,000	465,965
University Medical Center Corp., 5.000%, 7/1/2021	425,000	489,473
University Medical Center Corp., 5.250%, 7/1/2014	1,000,000	1,046,310
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	524,292

White Mountain Apache Tribe Fort Apache Indian Reservation, 6.000%, 6/1/2015, Call 7/1/2013	1,875,000	1,837,500
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2021, Call 7/1/2017	1,900,000	2,076,624
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,106,955
Yuma Municipal Property Corp., XLCA, 5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,072,930

		77,927,358
Arkansas - 1.8%
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 1/1/2025, Call 7/1/2021	305,000	321,565
Arkansas Development Finance Authority, GNMA/FNMA, 4.000%, 7/1/2025, Call 7/1/2021	625,000	658,944
Arkansas Development Finance Authority, GNMA/FNMA, 4.100%, 7/1/2026, Call 7/1/2021	300,000	316,011
Arkansas State University, 4.000%, 3/1/2021	390,000	433,820
Arkansas State University, 4.000%, 3/1/2022	1,140,000	1,256,508
Arkansas State University, 4.000%, 3/1/2023	985,000	1,083,343
City of Rogers, 4.125%, 11/1/2031, Call 11/1/2021	500,000	521,640
City of Springdale, 3.000%, 11/1/2021	1,370,000	1,424,786
City of Springdale, 5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,149,550
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	2,930,000	2,930,000
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	667,624
Conway Health Facilities Board, 4.500%, 8/1/2024, Call 8/1/2022	1,345,000	1,469,372
County of Greene, AGM, 4.000%, 3/1/2019, Call 3/1/2017	840,000	898,019
County of Greene, AGM, 4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,517,101
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	2,120,000	2,260,047
Independence County Public Health Education & Housing Facilities Board, 5.300%, 6/1/2025, Call 6/1/2020	1,250,000	1,418,250
University of Arkansas, 4.000%, 11/1/2029, Call 11/1/2021	1,240,000	1,315,392
University of Arkansas, 4.000%, 7/1/2030, Call 1/1/2020	330,000	340,976
University of Arkansas, 4.625%, 11/1/2036, Call 11/1/2021	1,500,000	1,627,605
University of Arkansas, 5.000%, 12/1/2021	300,000	358,056
University of Arkansas, 5.000%, 12/1/2022	520,000	622,892
University of Arkansas, 5.000%, 12/1/2023, Call 12/1/2022	500,000	595,235
University of Arkansas, 5.000%, 11/1/2037, Call 11/1/2023	2,300,000	2,577,334

		25,764,070
California - 9.1%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2019	300,000	346,206
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	200,000	231,382
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2021	200,000	231,276
Abag Finance Authority for Nonprofit Corps., California Mortgage Insurance, 5.000%, 4/1/2020	1,000,000	1,175,760
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,434,550
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	255,294
Anaheim Public Financing Authority, AMBAC, 4.500%, 10/1/2015	350,000	377,121
Bay Area Toll Authority, 1.370%, 4/1/2027, Call 10/1/2026 (3)	5,000,000	5,038,000
Bellevue Union School District, AGM, 0.000%, 8/1/2030	585,000	240,061
Bellevue Union School District, AGM, 0.000%, 8/1/2031	615,000	235,822
Bellevue Union School District, AGM, 0.000%, 8/1/2032	645,000	231,994
Bret Harte Union High School District, 0.000%, 3/15/2015	500,000	487,320
California Health Facilities Financing Authority, 5.150%, 11/15/2040, Call 11/15/2020	3,325,000	3,661,157
California Infrastructure & Economic Development Bank, 5.750%, 2/1/2039, Call 2/1/2015	600,000	636,036
California Infrastructure & Economic Development Bank, 6.250%, 2/1/2039, Call 2/1/2015	450,000	480,672
California Infrastructure & Economic Development Bank, AMBAC, 0.420%, 10/1/2017, Call 6/4/2013 (3)	1,000,000	931,169
California Infrastructure & Economic Development Bank, AMBAC, 0.420%, 10/1/2020, Call 6/3/2013 (3)	4,500,000	4,170,384
California State Public Works Board, 5.000%, 10/1/2031, Call 10/1/2016	645,000	702,753
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,072,900
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,698,675
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2015	670,000	685,979
Chabot-Las Positas Community College District, AMBAC, 0.000%, 8/1/2026, Call 8/1/2016	650,000	381,927
City & County of San Francisco, 4.625%, 6/15/2030, Call 6/15/2015	350,000	366,313
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	858,526
City of Madera, 5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,759,947
City of Madera, 6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,450,650
City of Mountain View, 5.000%, 8/1/2015, Call 8/1/2013	355,000	357,439
County of Los Angeles, 0.000%, 9/1/2018	750,000	669,817
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	488,166
County of Mendocino, AGM, 3.250%, 6/1/2018	1,115,000	1,154,527
County of Mendocino, AGM, 3.500%, 6/1/2020	1,190,000	1,218,953
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	645,000	500,597
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	219,404
Duarte Unified School District, 0.000%, 8/1/2026 (13)	525,000	495,495
El Rancho Unified School District, AGM, 4.000%, 8/1/2020	800,000	871,040
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (13)	1,250,000	969,175
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	207,979
Evergreen Elementary School District, AGC, 0.000%, 8/1/2028	1,350,000	711,612

Fresno Unified School District, 0.000%, 8/1/2030, Call 8/1/2021	8,370,000	3,226,635
Fresno Unified School District, MBIA, 4.600%, 2/1/2016	105,000	114,100
Fresno Unified School District, MBIA, 5.300%, 2/1/2014	590,000	605,228
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,900,000	3,486,409
Golden West Schools Financing Authority, FGIC, 0.530%, 8/1/2026 (3)	4,940,000	4,940,000
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	160,334
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,170,200
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	413,955
Kerman Unified School District, NATL-RE, 4.750%, 8/1/2022, Call 8/1/2015	445,000	461,781
Kings River Conservation District, 5.250%, 5/1/2029, Call 5/1/2019	250,000	272,038
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	575,000	526,700
Lake Tahoe Unified School District, NATL-RE FGIC, 0.000%, 8/1/2017	650,000	571,064
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	162,091
Long Beach Bond Finance Authority, 5.000%, 11/15/2017	170,000	189,819
Long Beach Bond Finance Authority, 5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,132,500
Long Beach Bond Finance Authority, 5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,914,325
Los Alamitos Unified School District, 0.000%, 9/1/2016	2,000,000	1,881,180
Los Angeles Community College District, AGM FGIC, 5.000%, 8/1/2032, Call 8/1/2017	1,330,000	1,479,319
Los Angeles Community College District, NATL-RE FGIC, 5.000%, 8/1/2032, Call 8/1/2017	475,000	528,328
Los Angeles Unified School District, 5.200%, 7/1/2029, Call 7/1/2019	605,000	704,637
Lynwood Unified School District, AGM, 5.000%, 8/1/2022	340,000	387,066
Lynwood Unified School District, AGM, 5.000%, 8/1/2023	475,000	536,736
Lynwood Unified School District, AGM, 5.000%, 8/1/2024, Call 8/1/2023	620,000	698,883
Lynwood Unified School District, AGM, 5.000%, 8/1/2025, Call 8/1/2023	760,000	852,553
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (13)	300,000	283,587
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,265,360
Modesto Irrigation District, 5.000%, 7/1/2020	350,000	418,918
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	600,565
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (13)	1,000,000	698,190
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	395,930
Northern California Gas Authority No. 1, 0.820%, 7/1/2019 (3)	3,000,000	2,820,180
Northern California Gas Authority No. 1, 0.910%, 7/1/2027 (3)	1,915,000	1,648,853
Northern California Power Agency, 5.000%, 7/1/2031, Call 7/1/2022	500,000	560,330
Northern California Power Agency, 5.000%, 7/1/2032, Call 7/1/2022	700,000	781,571
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	375,476
Palo Alto Unified School District, 0.000%, 8/1/2017	590,000	552,647
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	934,980
Piedmont Unified School District, 5.000%, 8/1/2032, Call 8/1/2019	200,000	223,514
Pioneer Union Elementary School District, NATL-RE, 5.000%, 8/1/2021, Call 8/1/2016	315,000	333,560
Rincon Valley Union Elementary School District, NATL-RE FGIC, 0.000%, 8/1/2029	510,000	243,071
Rio Hondo Community College District, 0.000%, 8/1/2042, Call 8/1/2034 (13)	820,000	528,646
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	215,888
Sacramento Unified School District, AGM, 3.120%, 3/1/2014 (3)	1,980,000	1,989,068
San Bernardino City Unified School District, AGM, 3.750%, 8/1/2014	330,000	341,639
San Bernardino City Unified School District, AGM, 5.000%, 8/1/2015, Call 8/1/2014	215,000	225,774
San Bernardino Community College District, 6.500%, 8/1/2028, Call 8/1/2018	605,000	771,091
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	2,000,000	2,351,900
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2014	230,000	245,129
San Gorgonio Memorial Health Care District, 6.500%, 8/1/2015	310,000	343,657
San Miguel Joint Union Elementary School District, AGM, 0.000%, 6/15/2020	415,000	321,405
San Miguel Joint Union Elementary School District, AGM, 0.000%, 6/15/2021	490,000	356,544
San Miguel Joint Union Elementary School District, AGM, 0.000%, 6/15/2022	505,000	343,642
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	386,255
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	805,000	907,815
Santa Barbara County College Elementary School District, 0.000%, 8/1/2027	365,000	199,867
Santa Barbara County College Elementary School District, 0.000%, 8/1/2031	470,000	204,370
Santa Barbara County College Elementary School District, 0.000%, 8/1/2033	575,000	222,347
Santa Barbara School District, 0.000%, 8/1/2036, Call 8/1/2033 (13)	1,450,000	1,056,238
Santa Monica Community College District, NATL-RE, 0.000%, 8/1/2017, Call 8/1/2015	775,000	699,399
Santaluz Community Facilities District No. 2, 3.000%, 9/1/2015	995,000	1,021,507
Sierra View Local Health Care District, 3.800%, 7/1/2017	370,000	378,547
Sierra View Local Health Care District, 4.700%, 7/1/2016	250,000	261,705
Sierra View Local Health Care District, 4.875%, 7/1/2018, Call 7/1/2017	900,000	950,769
Sierra View Local Health Care District, 5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,663,803
Sierra View Local Health Care District, 5.250%, 7/1/2023, Call 7/1/2017	250,000	263,453
Sierra View Local Health Care District, 5.300%, 7/1/2026, Call 7/1/2017	350,000	363,864

State of California, 4.000%, 7/1/2014 (3)	105,000	109,144
State of California, 5.000%, 11/1/2025, Call 11/1/2020	250,000	289,993
State of California, 5.250%, 4/1/2022, Call 4/1/2019	350,000	413,269
State of California, 5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,426,147
State of California, FSA, 0.530%, 8/1/2027 (3)	8,275,000	8,275,000
Tahoe Forest Hospital District, 5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,565,163
Tahoe Forest Hospital District, 5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,136,460
Tulare Union High School District, NATL-RE, 0.000%, 8/1/2019	380,000	314,636
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 7/1/2013 (3) (8)	8,500,000	8,415,850
University of California, 5.000%, 5/15/2021, Call 5/15/2017	500,000	556,795
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	547,495
Vallejo City Unified School District, MBIA, 5.400%, 2/1/2015	275,000	289,036
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2018	350,000	396,347
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,354,433
Vallejo City Unified School District, NATL-RE, 5.400%, 8/1/2014	230,000	235,633
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,062,110
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	183,294
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	1,500,000	1,625,175
Whittier City School District, NATL-RE, 4.000%, 8/1/2015	355,000	380,017
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	153,555
Woodbridge Irrigation District, AGM, 4.500%, 7/1/2034, Call 7/1/2022	2,000,000	1,920,940
Yosemite Community College District, AGM, 5.000%, 8/1/2028, Call 8/1/2018	1,795,000	2,010,741
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	345,000	383,116

		128,217,362
Colorado - 2.6%
City & County of Denver, 5.000%, 11/15/2021	500,000	603,070
City & County of Denver, AGC, 0.250%, 11/15/2025, Call 6/3/2013 (3)	1,750,000	1,750,000
City & County of Denver, AGC, 0.530%, 11/15/2025, Call 6/5/2013 (3)	600,000	600,000
City & County of Denver, XLCA, 5.000%, 11/15/2023, Call 11/15/2015	1,410,000	1,540,467
Colorado Educational & Cultural Facilities Authority, 4.000%, 9/1/2016 (13)	900,000	963,765
Colorado Educational & Cultural Facilities Authority, 4.250%, 9/1/2017 (13)	1,000,000	1,092,690
Colorado Educational & Cultural Facilities Authority, 5.000%, 12/15/2017, Call 7/1/2013 (5) (6)	800,000	801,688
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2019 (13)	1,135,000	1,299,337
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2020 (13)	1,060,000	1,217,792
Colorado Educational & Cultural Facilities Authority, 5.000%, 12/15/2020, Call 7/1/2013 (5) (6)	100,000	100,041
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2021 (13)	865,000	991,774
Colorado Educational & Cultural Facilities Authority, 5.000%, 9/1/2023 (13)	230,000	262,867
Colorado Educational & Cultural Facilities Authority, 6.250%, 3/1/2040, Call 3/1/2020	2,000,000	2,245,800
Colorado Educational & Cultural Facilities Authority, 7.400%, 12/1/2038, Call 12/1/2018	500,000	579,300
Colorado Educational & Cultural Facilities Authority, XLCA, 5.250%, 6/1/2024, Call 6/1/2014	2,950,000	3,049,297
Colorado Health Facilities Authority, 3.000%, 12/1/2015	490,000	504,612
Colorado Health Facilities Authority, 4.000%, 12/1/2016	505,000	540,108
Colorado Health Facilities Authority, 5.000%, 12/1/2014 (3)	1,150,000	1,208,523
Colorado Health Facilities Authority, 5.000%, 9/1/2018	530,000	605,859
Colorado Health Facilities Authority, 5.000%, 9/1/2019	560,000	640,735
Colorado Health Facilities Authority, 5.000%, 12/1/2019	300,000	342,159
Colorado Health Facilities Authority, 5.000%, 12/1/2020	800,000	912,360
Colorado Health Facilities Authority, 5.000%, 12/1/2021	875,000	994,752
Colorado Health Facilities Authority, 5.000%, 9/1/2022	750,000	850,785
Colorado Health Facilities Authority, 5.125%, 11/15/2020, Call 11/15/2016 (3)	555,000	623,481
Colorado Health Facilities Authority, RADIAN, 5.000%, 5/15/2014	570,000	591,267
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	413,964
Commerce City Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2020	785,000	925,907
Commerce City Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2021	725,000	854,964
Commerce City Northern Infrastructure General Improvement District, AGM, 5.000%, 12/1/2022	585,000	691,593
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (7)	566,760	613,416
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,379,102
Dove Valley Metropolitan District, AGM, 5.000%, 11/1/2020, Call 11/1/2015	200,000	214,654
E-470 Public Highway Authority, 2.840%, 9/1/2014, Call 3/1/2014 (3)	2,000,000	2,002,440

E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	269,400
Moffat County School District No. Re001 Craig, AGM, 5.250%, 12/1/2027, Call 12/1/2017	500,000	557,365
Public Authority for Colorado Energy, 5.750%, 11/15/2018	840,000	950,712
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,354,920
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 12/1/2013	90,000	92,078
Sand Creek Metropolitan District, XLCA, 5.000%, 12/1/2016, Call 12/1/2013	160,000	162,654

		36,395,698
Connecticut - 0.1%
Connecticut State Health & Educational Facility Authority, 3.000%, 7/1/2013	500,000	500,980
State of Connecticut, 4.250%, 2/1/2015	750,000	797,985

		1,298,965

Delaware - 0.3%
Delaware State Housing Authority, 0.000%, 7/1/2031, Call 7/1/2021	1,880,000	813,608
Delaware State Housing Authority, 5.000%, 1/1/2026, Call 7/1/2019 (7)	300,000	323,226
Delaware State Housing Authority, 5.200%, 7/1/2029, Call 7/1/2018	2,355,000	2,391,785

		3,528,619

District of Columbia - 0.6%
District of Columbia, 5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,117,241
District of Columbia, AGC, 0.340%, 7/15/2017 (3) (5) (6)	5,500,000	5,500,000
District of Columbia, AGM, 5.000%, 6/1/2022, Call 12/1/2017	250,000	287,965
District of Columbia, AGM, 5.000%, 6/1/2023, Call 12/1/2017	250,000	287,260
Metropolitan Washington Airports Authority, AGC, 0.000%, 10/1/2033	255,000	92,733

		8,285,199

Florida - 6.5%
Citizens Property Insurance Corp., 5.000%, 6/1/2015	4,095,000	4,446,433
Citizens Property Insurance Corp., 5.000%, 6/1/2016	1,265,000	1,414,827
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	3,063,760
Citizens Property Insurance Corp., 5.375%, 6/1/2016	250,000	281,732
Citizens Property Insurance Corp., AGC, 4.500%, 6/1/2014	100,000	104,012
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	1,040,000	1,163,178
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,150,000	1,316,807
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,144,390
City of Cape Coral, AMBAC, 3.700%, 10/1/2013	200,000	202,012
City of Clearwater, 4.500%, 12/1/2032, Call 12/1/2021	1,800,000	1,965,744
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,123,410
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,111,830
City of Gulf Breeze, 1.750%, 12/1/2015 (3)	11,795,000	11,809,272
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,232,400
City of Gulf Breeze, FGIC, 6.050%, 12/1/2013, Call 7/1/2013 (3)	540,000	541,928
City of Lakeland, 1.220%, 10/1/2014, Call 4/1/2014 (3)	250,000	251,743
City of Niceville, AMBAC, 4.300%, 6/1/2030, Call 6/1/2014	475,000	478,843
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	541,845
City of Sarasota, 4.125%, 10/1/2028, Call 10/1/2021	2,335,000	2,488,106
City of St. Augustine, 5.750%, 10/1/2041, Call 10/1/2021	1,000,000	1,134,900
City of Sunrise, 4.000%, 10/1/2019	540,000	595,388
City of Sunrise, NATL-RE, 0.000%, 10/1/2013	130,000	128,825
City of Sunrise, NATL-RE, 0.000%, 10/1/2019	905,000	722,688
City of Sunrise, NATL-RE, 0.000%, 10/1/2020	975,000	750,828
City of Sunrise, NATL-RE, 0.000%, 10/1/2021	175,000	129,934
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	367,236
City of Tampa, NATL-RE, 5.500%, 11/15/2013	250,000	255,597
County of Bay, 3.500%, 9/1/2016	410,000	408,864
County of Brevard, AMBAC, 5.000%, 7/1/2015	355,000	376,804
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	980,780
County of Broward, AGM, 5.000%, 4/1/2030, Call 4/1/2023 (7)	1,190,000	1,272,836
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (7)	740,000	787,205
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	3,560,000	4,082,110
County of Madison, 2.000%, 11/1/2014, Call 5/1/2014	9,390,000	9,428,687
County of Miami-Dade, 5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,238,789
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	456,262
County of Miami-Dade, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	446,720
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,204,890
County of Miami-Dade, NATL-RE BHAC-CR, 0.000%, 10/1/2030, Call 10/1/2017 (13)	475,000	514,149
County of Miami-Dade, XLCA, 5.000%, 7/1/2021, Call 7/1/2016	320,000	351,878
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	677,762
County of St. Johns, AGM, 5.000%, 10/1/2020	1,625,000	1,908,302
County of St. Johns, AGM, 5.000%, 10/1/2021	1,110,000	1,305,438
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,080,990
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.000%, 1/1/2022, Call 1/1/2017	970,000	1,039,995
Emerald Coast Utilities Authority, NATL-RE FGIC, 5.250%, 1/1/2026, Call 1/1/2016	1,000,000	1,055,280
Florida Higher Educational Facilities Financial Authority, 3.000%, 4/1/2018	1,390,000	1,425,820

Florida Housing Finance Corp., FHLMC, 3.450%, 4/1/2029, Call 4/1/2021	2,100,000	2,072,175
Florida Housing Finance Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	815,000	874,446
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	500,000	527,380
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 5.250%, 7/1/2028, Call 1/1/2018	760,000	798,631
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2013	850,000	853,026
Florida Hurricane Catastrophe Fund Finance Corp., 5.000%, 7/1/2014	620,000	651,031
Florida Municipal Power Agency, 5.500%, 10/1/2019	250,000	304,700
Florida State Department of Transportation, FSA, 4.750%, 7/1/2022, Call 7/1/2014	1,500,000	1,579,500
Highlands County Health Facilities Authority, 5.000%, 11/15/2015	400,000	442,748
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (3)	500,000	552,805
Highlands County Health Facilities Authority, 6.100%, 11/15/2013 (3)	1,500,000	1,535,655
Key West Utility Board, NATL-RE, 5.000%, 10/1/2023, Call 10/1/2016	1,015,000	1,104,178
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,230,060
Miami Health Facilities Authority, 4.500%, 11/15/2014, Call 11/15/2013	570,000	580,106
Orange County Health Facilities Authority, 5.250%, 10/1/2035, Call 10/1/2018	300,000	329,862
Pinellas County Educational Facilities Authority, 3.000%, 10/1/2014	580,000	591,264
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	371,339
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	160,790
Putnam County Development Authority, AMBAC, 5.350%, 5/1/2018 (3)	765,000	889,993
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,910,575
Tampa-Hillsborough County Expressway Authority, AMBAC, 5.000%, 7/1/2014	455,000	478,078
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	500,000	535,945
Volusia County Educational Facility Authority, RADIAN, 4.625%, 10/15/2028, Call 10/15/2015	500,000	516,290

		91,701,806

Georgia - 4.4%
Atlanta Development Authority, 5.000%, 9/1/2032, Call 9/1/2023	5,000,000	5,567,550
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,158,336
Carroll City-County Hospital Authority, County Guarantee, 5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,836,488
City of Atlanta, 5.000%, 1/1/2018	600,000	700,848
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,213,450
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,335,820
County of DeKalb, 4.500%, 12/1/2024, Call 12/1/2015	250,000	262,983
County of Fulton, NATL-RE FGIC, 5.250%, 1/1/2035, Call 1/1/2014	3,200,000	3,291,616
East Point Building Authority, XLCA, 4.500%, 2/1/2025, Call 2/1/2016	500,000	503,205
East Point Building Authority, XLCA, 5.000%, 2/1/2017	875,000	933,879
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2020	1,335,000	1,559,520
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2021	1,155,000	1,353,810
Floyd County Hospital Authority, County Guarantee, 5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,395,662
Fulton County Development Authority, 4.000%, 10/1/2019	1,355,000	1,508,345
Fulton County Development Authority, 5.000%, 3/15/2016	1,615,000	1,784,478
Fulton County Development Authority, 5.000%, 10/1/2019	1,000,000	1,178,610
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	920,000	1,031,605
Georgia State Environmental Loan Acquisition Corp., 4.000%, 3/15/2021	485,000	522,815
Georgia State Environmental Loan Acquisition Corp., 5.125%, 3/15/2031, Call 3/15/2021	3,250,000	3,728,205
Glynn-Brunswick Memorial Hospital Authority, NATL-RE FGIC, 4.500%, 8/1/2015	865,000	927,661
Jefferson City School District, State Aid Withholding, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,574,410
Main Street Natural Gas, Inc., 5.000%, 3/15/2017	1,300,000	1,455,285
Main Street Natural Gas, Inc., 5.000%, 3/15/2021	5,000,000	5,677,750
Main Street Natural Gas, Inc., 5.250%, 9/15/2018	250,000	286,180
Medical Center Hospital Authority, AGC, 6.500%, 8/1/2038, Call 8/1/2018	250,000	278,103
Municipal Electric Authority of Georgia, 5.750%, 1/1/2019, Call 7/1/2018	2,105,000	2,532,357
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	670,623
Private Colleges & Universities Authority, 5.250%, 10/1/2027, Call 10/1/2021	2,500,000	2,856,025
Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.470%, 7/1/2025 (3)	1,980,000	1,980,000
Richmond County Hospital Authority, 5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,252,270
Richmond County Hospital Authority, 5.375%, 1/1/2029, Call 1/1/2019	940,000	1,032,994
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 1/1/2014	300,000	308,193
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	810,796
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,367,741
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,141,660

		61,019,273

Guam - 0.0%
Territory of Guam, 5.375%, 12/1/2024, Call 12/1/2019	500,000	540,135

Hawaii - 0.0%
City & County Honolulu, NATL-RE FGIC, 5.000%, 7/1/2024, Call 7/1/2015	120,000	128,614
University of Hawaii, 6.000%, 10/1/2038, Call 10/1/2019	250,000	297,165

		425,779

Idaho - 0.1%
Boise-Kuna Irrigation District, 5.875%, 6/1/2022, Call 6/1/2018	200,000	223,024
Boise-Kuna Irrigation District, 7.375%, 6/1/2034, Call 6/1/2018	340,000	390,602
City of Boise, 4.000%, 9/1/2020	250,000	280,488
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	612,515
Idaho Housing & Finance Association, 5.150%, 7/1/2022, Call 7/1/2013 (7)	410,000	410,275

		1,916,904

Illinois - 8.4%
Chicago Transit Authority, AGC, 5.250%, 6/1/2019, Call 6/1/2018	250,000	286,733
Chicago Transit Authority, AGC, 5.250%, 6/1/2022, Call 6/1/2018	2,250,000	2,506,117
City of Chicago, AGM, 5.000%, 11/1/2028, Call 11/1/2018	3,215,000	3,617,229
City of Chicago, NATL-RE, 5.250%, 1/1/2024, Call 1/1/2016	1,925,000	2,104,930
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 1/1/2016 (13)	1,000,000	1,106,890
City of Mount Vernon, AGM, 4.000%, 12/15/2023, Call 12/15/2020	1,775,000	1,865,667
City of Mount Vernon, AGM, 5.000%, 12/15/2032, Call 12/15/2020	2,455,000	2,705,361
City of Springfield, AMBAC, 4.000%, 12/1/2014	25,000	25,921
City of Springfield, NATL-RE, 5.000%, 3/1/2014	225,000	232,389
City of Springfield, NATL-RE, 5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,106,390
City of Springfield, NATL-RE, 5.000%, 3/1/2020, Call 3/1/2017	100,000	108,830
City of Springfield, NATL-RE, 5.000%, 3/1/2022, Call 3/1/2017	3,600,000	3,856,644
Cook & Du Page Counties Combined School District No. 113A Lemont Bromberek, NATL-RE FGIC, 0.000%, 12/1/2013	195,000	192,962
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2031, Call 6/1/2022	1,235,000	1,294,897
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2032, Call 6/1/2022	1,285,000	1,341,244
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2033, Call 6/1/2022	1,340,000	1,393,386
Cook County Community College District No. 524 Moraine Valley, 4.000%, 6/1/2034, Call 6/1/2022	1,390,000	1,432,367
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,587,032
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	650,828
Cook County School District No. 130 Blue Island, XLCA, 4.250%, 6/1/2013	500,000	500,000
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2028	2,830,000	1,450,941
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2029	2,580,000	1,250,681
Cook County School District No. 144 Prairie Hills, AGM, 0.000%, 12/1/2030	2,830,000	1,299,536
Cook County School District No. 144 Prairie Hills, AGM, 5.000%, 12/1/2030	4,250,000	4,613,077
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	273,957
Cook County School District No. 169 Ford Heights, AGC, 5.750%, 12/1/2030, Call 12/1/2021	1,000,000	1,303,250
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	522,025
County of Champaign, NATL-RE FGIC, 0.000%, 1/1/2016	750,000	712,215
County of St. Clair, 5.250%, 10/1/2024, Call 10/1/2019	700,000	803,516
County of St. Clair, 5.250%, 10/1/2027, Call 10/1/2019	1,150,000	1,297,246
County of St. Clair, 5.500%, 1/1/2038, Call 1/1/2023	825,000	917,730
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	496,884
DeKalb County Community Unit School District No. 428 DeKalb, 0.000%, 1/1/2025, Call 7/1/2020	400,000	253,396
DeKalb County Community Unit School District No. 428 DeKalb, 0.000%, 1/1/2028, Call 7/1/2020	1,000,000	514,040
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	131,962
Du Page County School District No. 12 Roselle, NATL-RE, 5.000%, 1/1/2016	440,000	474,654
Du Page County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	685,000	565,694
Du Page County School District No. 45, 4.000%, 1/1/2032, Call 1/1/2022	2,615,000	2,726,817
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	469,569
Illinois Finance Authority, 5.000%, 5/1/2015	2,095,000	2,229,750
Illinois Finance Authority, 5.000%, 11/15/2017, Call 11/15/2016	600,000	663,414
Illinois Finance Authority, 5.000%, 11/15/2027, Call 11/15/2022	500,000	554,770
Illinois Finance Authority, 5.000%, 11/15/2028, Call 11/15/2022	500,000	551,820

Illinois Finance Authority, 5.250%, 3/1/2019	250,000	293,393
Illinois Finance Authority, 5.250%, 11/15/2022, Call 11/15/2017	750,000	826,275
Illinois Finance Authority, 5.250%, 2/15/2030, Call 2/15/2020	250,000	267,573
Illinois Finance Authority, 5.750%, 11/15/2033, Call 11/15/2017	960,000	1,045,286
Illinois Finance Authority, 6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,164,086
Illinois Finance Authority, 6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,094,705
Illinois Finance Authority, 6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,584,100
Illinois Finance Authority, 7.125%, 11/15/2037, Call 5/15/2019	530,000	634,177
Illinois Finance Authority, AGC, 5.250%, 8/15/2019	250,000	277,985
Illinois Finance Authority, AGM, 0.000%, 1/1/2021	255,000	207,822
Illinois Finance Authority, AGM, 5.150%, 1/1/2019	420,000	483,685
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	385,260
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,137,480
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	2,038,602
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,000,000	3,573,200
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC, 0.000%, 1/1/2023	1,000,000	724,860
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,584,154
Lake County Community Unit School District No. 116 Round Lake, XLCA, 4.500%, 1/15/2018, Call 1/15/2015	500,000	520,440
Lake County School District No. 33, XLCA, 0.000%, 12/1/2026	525,000	272,538
Lake County School District No. 33, XLCA, 0.000%, 12/1/2028	335,000	154,026
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2021	1,450,000	1,046,929
Lake County School District No. 38-Big Hallow, AMBAC, 0.000%, 2/1/2023	200,000	128,072
McHenry & Kane Counties Community Consolidated School District 158, NATL-RE, 0.000%, 1/1/2017	210,000	187,156
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	400,000	271,756
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	296,735
Metropolitan Pier & Exposition Authority, 0.470%, 7/1/2026 (3) (5) (6)	2,940,000	2,940,000
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2023 (13)	300,000	284,886
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 12/15/2023	130,000	92,586
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	225,000	190,136
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	1,715,000	1,932,308
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,362,603
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	350,000	417,984
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	692,798
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (7)	745,000	810,888
State of Illinois, 3.750%, 9/1/2016	500,000	538,885
State of Illinois, 5.000%, 1/1/2015	250,000	266,128
State of Illinois, 5.000%, 1/1/2015	600,000	638,706
State of Illinois, 5.000%, 1/1/2015	300,000	319,353
State of Illinois, 5.000%, 1/1/2016	500,000	547,710
State of Illinois, 5.000%, 6/15/2019, Call 6/15/2015	4,500,000	4,882,230
State of Illinois, 5.000%, 3/1/2020	500,000	568,750
State of Illinois, 5.000%, 4/1/2024, Call 4/1/2023	500,000	556,585
State of Illinois, 5.250%, 6/15/2034, Call 6/15/2019	1,380,000	1,541,170
State of Illinois, 6.500%, 6/15/2022	425,000	517,110
State of Illinois, AGM, 5.000%, 1/1/2018	1,125,000	1,275,435
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	387,158
Stephenson-Jo Daviess Counties Community Unit School District No. 200, NATL-RE, 0.000%, 2/1/2016	535,000	481,591
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	248,838
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,587,521
Village of Bolingbrook, NATL-RE, 0.000%, 1/1/2020, Call 1/1/2015	200,000	151,266
Village of Bourbonnais, RADIAN, 4.375%, 11/1/2017	275,000	302,406
Village of Bryant, 5.900%, 8/1/2023, Call 7/1/2013	680,000	682,482
Village of Dolton, NATL-RE, 4.200%, 12/1/2019, Call 12/1/2014	300,000	308,118
Village of Elwood, RADIAN, 0.000%, 3/1/2024, Call 3/1/2016	250,000	142,883
Village of Elwood, RADIAN, 0.000%, 3/1/2026, Call 3/1/2016	1,280,000	648,282
Village of Franklin Park, AMBAC, 5.000%, 7/1/2016, Call 1/1/2014	1,065,000	1,075,693
Village of Franklin Park, BAM, 4.000%, 10/1/2018	425,000	461,210
Village of Franklin Park, BAM, 4.000%, 10/1/2019	420,000	451,525
Village of Franklin Park, BAM, 4.000%, 10/1/2020	615,000	653,893
Village of Franklin Park, BAM, 5.000%, 10/1/2022, Call 10/1/2021	730,000	811,212

Village of Franklin Park, BAM, 5.000%, 10/1/2023, Call 10/1/2021	685,000	754,438
Village of Franklin Park, BAM, 5.000%, 10/1/2024, Call 10/1/2021	425,000	464,563
Village of Franklin Park, BAM, 5.000%, 10/1/2025, Call 10/1/2021	920,000	998,090
Village of Hoffman Estates, 5.250%, 12/1/2025, Call 12/1/2018	300,000	350,274
Village of Justice, AMBAC, 0.000%, 1/1/2014	545,000	535,762
Village of Justice, AMBAC, 0.000%, 1/1/2015	545,000	517,984
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	422,929
Village of Melrose Park, NATL-RE FGIC, 0.000%, 12/15/2015	155,000	143,832
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	464,499
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2017	750,000	678,127
Will County Community School District No. 161 Summit Hill, NATL-RE FGIC, 0.000%, 1/1/2019	695,000	581,041
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2013	150,000	149,799
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2020	2,000,000	1,625,420
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2021	200,000	152,148
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC, 0.000%, 11/1/2022	250,000	179,558
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/1/2016	1,025,000	1,118,183
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2017	870,000	741,571
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2020	1,180,000	854,285
Will County School District No. 114, NATL-RE FGIC, 0.000%, 12/1/2023	900,000	540,549
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	607,440
Will County Unit School District No. 200-U Beecher, AMBAC, 5.000%, 11/1/2018, Call 11/1/2015	545,000	590,567
Will, Grundy, Etc. Counties Community College District No. 525, 5.750%, 6/1/2023, Call 6/1/2018	315,000	371,804
Will, Grundy, Etc. Counties Community College District No. 525, 5.750%, 6/1/2028, Call 6/1/2018	105,000	128,925
Will, Grundy, Etc. Counties Community College District No. 525, 5.750%, 6/1/2028, Call 6/1/2018	170,000	196,107

		118,131,280

Indiana - 2.8%
Anderson School Building Corp., AMBAC, 5.000%, 7/15/2026, Call 1/15/2016	680,000	717,924
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	395,490
Carmel Redevelopment Authority, 5.000%, 2/1/2027, Call 2/1/2016	545,000	599,113
Carmel Redevelopment Authority, NATL-RE, 5.000%, 7/1/2021, Call 7/1/2016	450,000	492,988
City of Bloomington, 3.800%, 1/1/2029, Call 1/1/2022	400,000	403,788
City of Greenwood, 4.000%, 10/1/2017	225,000	245,590
City of Greenwood, 4.250%, 10/1/2020, Call 10/1/2018	820,000	896,965
City of Greenwood, 4.625%, 10/1/2024, Call 10/1/2018	520,000	559,312
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,146,090
County of Knox, 4.000%, 4/1/2018	250,000	273,233
Crown Point Multi School Building Corp., AGM State Aid Withholding, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,137,310
Damon Run Conservancy District, 4.500%, 1/1/2018	215,000	229,532
Damon Run Conservancy District, 4.500%, 7/1/2018	220,000	236,381
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2021, Call 7/15/2015	650,000	684,183
Dyer Redevelopment Authority, CIFG, 5.250%, 7/15/2023, Call 7/15/2015	1,225,000	1,287,095
East Chicago Multi School Building Corp., State Aid Withholding, 6.000%, 7/15/2016	670,000	756,711
Fishers Redevelopment District, 5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,099,137
Fishers Redevelopment District, 5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,856,503
Franklin Township-Marion County Multiple School Building Corp., State Aid Withholding, 5.000%, 7/10/2021	580,000	707,049
Gary Community School Corp., State Aid Withholding, 3.000%, 1/15/2019	560,000	575,456
Gary Community School Corp., State Aid Withholding, 3.000%, 1/15/2020	575,000	583,280
Greencastle School Building Corp., State Aid Withholding, 3.000%, 1/15/2016	625,000	643,394
Greencastle School Building Corp., State Aid Withholding, 3.000%, 1/15/2018	370,000	379,794
Greencastle School Building Corp., State Aid Withholding, 4.000%, 7/15/2018	680,000	732,367
Hammond Local Public Improvement Bond Bank, 4.000%, 8/15/2013	500,000	502,650
Hammond Local Public Improvement Bond Bank, 5.000%, 8/15/2014	500,000	518,570
Hammond Local Public Improvement Bond Bank, 5.000%, 2/15/2015	1,090,000	1,143,999
Indiana Development Finance Authority, 4.700%, 10/1/2015 (3) (7)	800,000	867,960

Indiana Finance Authority, 3.000%, 7/1/2019	250,000	263,200
Indiana Finance Authority, 4.000%, 5/1/2017	550,000	601,304
Indiana Finance Authority, 5.000%, 3/1/2018	265,000	299,230
Indiana Finance Authority, 5.000%, 5/1/2029, Call 5/1/2022	5,000,000	5,553,300
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,878,240
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	558,200
Indiana Health Facility Financing Authority, AMBAC, 0.053%, 5/1/2031, Call 6/18/2013 (3)	600,000	500,711
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	583,840
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,966,661
Indianapolis Airport Authority, 4.000%, 1/1/2020	255,000	276,596
Indianapolis Local Public Improvement Bond Bank, 5.000%, 1/1/2021	175,000	203,828
Lake County Public Library District, AMBAC, 4.500%, 8/1/2017, Call 2/1/2014	1,000,000	1,018,690
Marion High School Building Corp., 4.000%, 7/15/2019	455,000	505,987
Marion High School Building Corp., 4.000%, 7/15/2020, Call 1/15/2020	935,000	1,028,332
Marion High School Building Corp., 4.000%, 7/15/2021, Call 1/15/2020	375,000	407,644
Merrillville Multi-School Building Corp., NATL-RE, 0.000%, 1/15/2015	750,000	722,872
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,109,350
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	233,198
Rush County Elementary School Building Corp., State Aid Withholding, 5.250%, 7/15/2021, Call 1/15/2019	565,000	645,857

		39,028,904
Iowa - 0.2%
City of Coralville, 2.000%, 6/1/2015	250,000	250,097
Iowa Finance Authority, GNMA/FNMA, 5.500%, 7/1/2036, Call 7/1/2015 (7)	595,000	619,895
Iowa Finance Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2038, Call 1/1/2019	925,000	979,677
Iowa Higher Education Loan Authority, 4.625%, 10/1/2031, Call 10/1/2019	750,000	781,875
University of Northern Iowa, 3.000%, 7/1/2020	760,000	813,512

		3,445,056
Kansas - 0.5%
City of Salina, 5.000%, 10/1/2018, Call 4/1/2016	350,000	379,064
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (7)	135,000	149,967
Kansas Development Finance Authority, 4.000%, 11/15/2015	225,000	243,592
Kansas Development Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	800,000	937,040
Kansas Development Finance Authority, 5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,069,470
Kansas Development Finance Authority, 5.750%, 11/15/2034, Call 11/15/2014	600,000	628,884
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	551,598
Sedgwick & Shawnee Counties, GNMA/FNMA, 5.450%, 6/1/2027, Call 7/1/2013 (7)	330,000	335,396
Sedgwick & Shawnee Counties, GNMA/FNMA COLL, 5.650%, 12/1/2036, Call 12/1/2014 (7)	870,000	884,599
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,465,000	1,637,123

		6,816,733
Kentucky - 0.3%
Kentucky Economic Development Finance Authority, 5.000%, 6/1/2016	855,000	932,181
Kentucky Economic Development Finance Authority, 5.000%, 2/1/2017	1,000,000	1,122,130
Kentucky State Property & Building Commission, NATL-RE FGIC, 5.000%, 3/1/2022, Call 3/1/2017	1,500,000	1,679,700

		3,734,011
Louisiana - 1.6%
Calcasieu Parish School District No. 30, 2.500%, 2/15/2020	475,000	479,090
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2020	690,000	750,168
Lafayette Public Trust Financing Authority, AGM, 4.000%, 10/1/2021	675,000	722,311
Louisiana Housing Corp., GNMA/FNMA/FHLMC, 5.200%, 6/1/2039, Call 6/1/2017 (7)	115,000	115,256
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 4.750%, 6/1/2027, Call 6/1/2020	1,140,000	1,218,911
Louisiana Housing Finance Agency, GNMA/FNMA/FHLMC, 6.550%, 6/1/2040, Call 6/1/2018	1,200,000	1,284,288
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.125%, 12/1/2032, Call 12/1/2021	1,000,000	1,033,660
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.500%, 10/1/2029, Call 10/1/2021	500,000	513,245
Louisiana Public Facilities Authority, 2.875%, 11/1/2015	800,000	823,016
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2015	370,000	380,982
Louisiana State Citizens Property Insurance Corp., 3.000%, 6/1/2016	545,000	564,756
Parish of St. Bernard, 4.000%, 3/1/2020	3,470,000	3,715,190
Parish of St. Bernard, 4.000%, 3/1/2021	3,585,000	3,802,824

Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (7)	725,000	788,901
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	200,271
St. Tammany Parish Sales Tax District No. 3, AGM, 4.000%, 6/1/2029, Call 6/1/2023	1,885,000	1,955,801
State of Louisiana, 5.000%, 6/15/2031, Call 6/15/2023	1,000,000	1,151,500
State of Louisiana, 5.000%, 6/15/2032, Call 6/15/2023	1,000,000	1,145,960
Tangipahoa Parish Hospital Service District No. 1, 5.375%, 2/1/2016, Call 7/1/2013	1,190,000	1,205,732
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	572,032

		22,423,894
Maine - 0.5%
City of Portland, 5.000%, 7/1/2022	300,000	352,023
Maine Governmental Facilities Authority, 4.000%, 10/1/2027, Call 10/1/2021	1,975,000	2,048,569
Maine Governmental Facilities Authority, 4.250%, 10/1/2029, Call 10/1/2021	2,140,000	2,236,043
Maine State Housing Authority, 4.625%, 11/15/2028, Call 11/15/2020	1,970,000	2,055,005
Town of Bucksport, 4.000%, 3/1/2014	200,000	204,120

		6,895,760
Maryland - 0.7%
City of Baltimore, NATL-RE, 0.410%, 7/1/2020 (3)	4,000,000	4,000,000
Maryland Health & Higher Educational Facilities Authority, 3.000%, 7/1/2016	450,000	468,535
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	886,135
Maryland Health & Higher Educational Facilities Authority, 6.000%, 1/1/2026, Call 1/1/2022	1,000,000	1,196,840
Maryland Health & Higher Educational Facilities Authority, 6.125%, 1/1/2036, Call 1/1/2022	1,405,000	1,630,882
Maryland Health & Higher Educational Facilities Authority, 6.250%, 1/1/2031, Call 1/1/2022	1,000,000	1,188,250
Montgomery County Housing Opportunites Commission, 5.000%, 1/1/2043, Call 7/1/2022	500,000	562,360

		9,933,002
Massachusetts - 1.5%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.060%, 12/1/2030, Call 6/6/2013 (3)	7,375,000	6,700,269
Commonwealth of Massachusetts, NATL-RE FGIC, 0.060%, 12/1/2030, Call 6/3/2013 (3)	1,350,000	1,226,491
Commonwealth of Massachusetts, NATL-RE FGIC, 0.060%, 12/1/2030, Call 6/5/2013 (3)	2,625,000	2,384,844
Massachusetts Development Finance Agency, 3.000%, 7/1/2013	1,080,000	1,081,782
Massachusetts Development Finance Agency, 5.000%, 7/1/2014	500,000	520,835
Massachusetts Development Finance Agency, 5.000%, 7/1/2015	925,000	994,153
Massachusetts Development Finance Agency, 5.000%, 1/1/2023, Call 1/1/2017	650,000	701,720
Massachusetts Development Finance Agency, 5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,651,190
Massachusetts Educational Financing Authority, 4.000%, 1/1/2016	550,000	592,521
Massachusetts Educational Financing Authority, 4.750%, 1/1/2016	400,000	438,532
Massachusetts Educational Financing Authority, 5.000%, 1/1/2017	500,000	562,875
Massachusetts Educational Financing Authority, 5.100%, 1/1/2018 (7)	235,000	257,405
Massachusetts Educational Financing Authority, 5.250%, 1/1/2019	785,000	898,817
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,487,629

		21,499,063
Michigan - 3.8%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,022,530
Berrien Springs Public Schools, NATL-RE, 4.250%, 5/1/2016, Call 5/1/2015	560,000	590,990
Charter Township of Northville, 2.000%, 4/1/2016	370,000	378,810
Charter Township of Northville, 4.000%, 4/1/2021	400,000	441,780
Charter Township of Northville, 4.000%, 4/1/2022	240,000	262,565
City of Detroit Convention Facility Revenue, NATL-RE, 0.000%, 9/30/2014	495,000	478,036
City of Detroit Sewage Disposal System Revenue, NATL-RE, 6.000%, 7/1/2014	300,000	314,928
City of Detroit Sewage System Revenue, 6.500%, 7/1/2024, Call 7/1/2019	350,000	418,390
City of Detroit Sewage System Revenue, NATL-RE, 5.250%, 7/1/2022, Call 7/1/2017 (3)	1,250,000	1,351,050
City of Detroit Sewage System Revenue, NATL-RE, 5.500%, 7/1/2015 (3)	100,000	108,366
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	720,000	765,648
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2023, Call 7/1/2016	150,000	156,497
City of Detroit Water Supply System Revenue, NATL-RE, 5.000%, 7/1/2016 (3)	725,000	784,298
City of Grand Rapids, 5.000%, 1/1/2034, Call 1/1/2023	735,000	838,120
City of Warren, NATL-RE, 4.200%, 10/1/2018, Call 10/1/2015	250,000	264,578
City of Wyandotte, NATL-RE, 4.500%, 10/1/2014 (7)	600,000	614,706
City of Wyandotte, NATL-RE, 5.000%, 10/1/2013 (7)	600,000	606,162
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2019	620,000	656,853
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2020	865,000	908,535
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	940,566
Deutsche Bank Spears/Lifers Trust, 0.370%, 1/1/2020, Call 6/21/2013 (3) (5) (6)	3,695,000	3,695,000
Ferndale Public Schools, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2019, Call 5/1/2014	125,000	128,965
Grand Rapids & Kent County Joint Building Authority, 5.125%, 12/1/2014	415,000	444,984

Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,864,574
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2027, Call 5/1/2021	600,000	684,396
Hartland Consolidated Schools, AGM Q-SBLF, 5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,788,302
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,109,410
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	435,020
Jenison Public Schools, 5.000%, 5/1/2021	500,000	600,665
Jenison Public Schools, 5.000%, 5/1/2022, Call 5/1/2021	560,000	663,382
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,107,280
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,113,590
Lansing School District, Q-SBLF, 5.000%, 5/1/2019	1,000,000	1,161,460
Lansing School District, Q-SBLF, 5.000%, 5/1/2020	1,825,000	2,115,193
Michigan Finance Authority, 3.000%, 11/1/2015	2,000,000	2,076,860
Michigan Finance Authority, 5.000%, 6/1/2016	1,450,000	1,586,198
Michigan Finance Authority, 5.000%, 11/1/2020	2,000,000	2,279,480
Michigan Public Educational Facilities Authority, 5.250%, 6/1/2015	190,000	195,052
Michigan Public Educational Facilities Authority, 6.000%, 6/1/2020	480,000	517,397
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2014	250,000	257,025
Michigan Public Power Agency, NATL-RE, 5.250%, 1/1/2017	375,000	423,731
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2021, Call 10/15/2016	1,500,000	1,113,900
Michigan State Building Authority, NATL-RE FGIC, 0.000%, 10/15/2023, Call 10/15/2016	1,600,000	1,062,912
Plymouth-Canton Community School District, Q-SBLF, 4.000%, 5/1/2019	1,000,000	1,116,770
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	533,430
River Rouge School District, Q-SBLF, 5.000%, 5/1/2020	1,700,000	1,977,338
River Rouge School District, Q-SBLF, 5.000%, 5/1/2021	1,155,000	1,344,732
Rochester Community School District, NATL-RE FGIC Q-SBLF, 5.000%, 5/1/2014	225,000	234,135
State of Michigan, AGM, 5.250%, 9/15/2022, Call 9/15/2017	285,000	331,948
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,000,000	2,336,740
Taylor Tax Increment Finance Authority, AGM, 3.000%, 5/1/2017	875,000	911,059
Taylor Tax Increment Finance Authority, AGM, 3.000%, 5/1/2018	855,000	885,421
Taylor Tax Increment Finance Authority, AGM, 3.000%, 5/1/2019	340,000	347,208
Taylor Tax Increment Finance Authority, AGM, 3.250%, 5/1/2020	675,000	685,442
Warren Consolidated School District, FSA, 5.000%, 5/1/2015	650,000	704,106
Wayland Union School District, AGM Q-SBLF, 5.000%, 5/1/2024, Call 5/1/2018	500,000	560,060
Wayland Union School District, AGM Q-SBLF, 5.250%, 5/1/2019, Call 5/1/2018	400,000	459,440
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	587,182
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,313,052

		52,656,247
Minnesota - 1.4%
City of Center City, 4.750%, 11/1/2031, Call 11/1/2019	200,000	212,576
City of Minneapolis, 6.375%, 11/15/2023, Call 11/15/2018	325,000	385,996
City of Minneapolis, AGC, 6.500%, 11/15/2038, Call 11/15/2018	1,070,000	1,260,920
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	489,242
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (3)	215,000	243,374
City of Northfield, 5.500%, 11/1/2015	900,000	975,375
City of Rochester, 4.500%, 11/15/2021 (3)	735,000	859,068
City of St. Louis Park, 4.125%, 8/1/2019, Call 8/1/2016	200,000	219,692
City of Winona, 3.750%, 7/1/2021	170,000	178,828
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.450%, 6/1/2020	110,000	113,661
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL, 3.650%, 6/1/2021, Call 12/1/2020	75,000	74,204
Eden Prairie Independent School District No. 272, School District Credit Program, 5.000%, 2/1/2021, Call 2/1/2019	500,000	593,645
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2020, Call 2/1/2019	150,000	179,532
Fairmont Independent School District No. 2752, School District Credit Program, 5.000%, 2/1/2022, Call 2/1/2019	420,000	492,198
Fridley Independent School District No. 14, AGM School District Credit Program, 5.000%, 2/1/2017	550,000	627,918
Mahtomedi Independent School District No. 832, School District Credit Program, 3.000%, 2/1/2016	250,000	265,920
Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	310,205
Minneapolis & St. Paul Housing & Redevelopment Authority, 6.000%, 12/1/2021, Call 12/1/2013	1,680,000	1,718,522
Minneapolis Special School District No. 1, School District Credit Program, 3.250%, 2/1/2014	400,000	407,856

Minneapolis-St Paul Metropolitan Airports Commission, AMBAC, 5.000%, 1/1/2015	410,000	438,520
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,575,966
Minnesota Higher Education Facilities Authority, 3.000%, 10/1/2014	400,000	413,484
Minnesota Higher Education Facilities Authority, 4.000%, 10/1/2016	250,000	268,493
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2017	250,000	281,342
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2018	220,000	251,009
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	461,164
Minnesota Housing Finance Agency, 3.900%, 7/1/2030, Call 1/1/2022	905,000	931,797
Minnesota Housing Finance Agency, 4.000%, 7/1/2040, Call 1/1/2022	1,530,000	1,653,104
Minnesota Housing Finance Agency, 5.000%, 7/1/2038, Call 7/1/2018	50,000	52,104
Minnesota Housing Finance Agency, GNMA/FNMA COLL, 5.000%, 1/1/2031, Call 7/1/2021	960,000	1,006,733
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 4.250%, 7/1/2028, Call 1/1/2020	425,000	452,289
Northern Municipal Power Agency, AGC, 5.000%, 1/1/2019, Call 1/1/2018	150,000	174,123
Pillager Independent School District No. 116, School District Credit Program, 4.000%, 2/1/2024, Call 2/1/2021	125,000	139,556
Rosemount-Apple Valley-Eagan Independent School District No. 196, 3.000%, 4/1/2020	180,000	193,446
Southern Minnesota Municipal Power Agency, AMBAC, 5.250%, 1/1/2015	525,000	563,141
Southern Minnesota Municipal Power Agency, NATL-RE, 0.000%, 1/1/2026	1,165,000	758,753

		19,223,756
Mississippi - 1.1%
Mississippi Business Finance Corp., 1.640%, 12/1/2036, Call 6/6/2013 (3)	8,500,000	8,500,000
Mississippi Development Bank, 3.125%, 10/1/2023	200,000	194,050
Mississippi Development Bank, 5.000%, 10/1/2023	2,750,000	3,163,820
Mississippi Development Bank, AGM, 4.000%, 7/1/2014	750,000	773,850
Mississippi Development Bank, AGM, 5.000%, 7/1/2020, Call 7/1/2017	520,000	575,338
Mississippi Development Bank, County Guarantee, 5.375%, 12/1/2022, Call 12/1/2018	610,000	750,727
Mississippi Home Corp., GNMA/FNMA, 5.500%, 6/1/2036, Call 6/1/2015 (7)	250,000	263,718
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	600,000	650,316
Rankin County School District, FSA, 5.000%, 10/1/2014	730,000	773,333

		15,645,152
Missouri - 1.8%
Cass County, 5.000%, 5/1/2015	880,000	921,510
City of Des Peres, AMBAC, 5.250%, 2/1/2018, Call 2/1/2015	380,000	410,510
City of Sikeston, NATL-RE, 6.000%, 6/1/2015	1,300,000	1,420,926
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	2,114,499
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	280,000	316,025
County of Boone, 5.750%, 8/1/2028, Call 8/1/2018	500,000	576,300
County of St. Louis, 3.000%, 2/1/2022, Call 2/1/2019	465,000	486,441
Independence School District, State Aid Direct Deposit, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,350,900
Jackson County, AMBAC, 5.000%, 12/1/2018, Call 12/1/2016	1,000,000	1,123,250
Joplin Industrial Development Authority, 3.125%, 2/15/2016	885,000	916,400
Kansas City Industrial Development Authority, 4.000%, 9/1/2014	665,000	673,978
Missouri Highway & Transportation Commission, 5.250%, 5/1/2021, Call 5/1/2017	500,000	581,605
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	795,000	861,637
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	290,000	304,480
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 5/1/2025, Call 5/1/2021	1,000,000	1,045,370
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 3.800%, 11/1/2025, Call 5/1/2021	1,125,000	1,176,604
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.000%, 5/1/2027, Call 5/1/2021	950,000	992,550
Missouri Joint Municipal Electric Utility Commission, NATL-RE, 5.000%, 1/1/2017, Call 1/1/2016	500,000	533,265
Missouri State Environmental Improvement & Energy Resources Authority, 5.750%, 1/1/2029, Call 1/1/2019	750,000	885,877
Missouri State Health & Educational Facilities Authority, 3.000%, 2/15/2015	1,785,000	1,824,770
Missouri State Health & Educational Facilities Authority, 3.250%, 2/15/2016	1,190,000	1,232,304
Missouri State Health & Educational Facilities Authority, 3.500%, 2/15/2017	1,430,000	1,509,136
Missouri State Health & Educational Facilities Authority, 3.750%, 2/15/2018	950,000	1,010,068
Missouri State Health & Educational Facilities Authority, 5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,089,900
Missouri State Health & Educational Facilities Authority, AGM, 5.000%, 11/15/2015	750,000	813,713

		25,172,018

Montana - 0.4%
County of Yellowstone, 5.250%, 9/1/2034, Call 9/1/2017	1,400,000	1,523,284
Montana Board of Housing, FHA, 3.250%, 12/1/2028, Call 12/1/2022	1,200,000	1,175,628
Montana Board of Housing, FHA, 3.250%, 12/1/2028, Call 12/1/2022	1,250,000	1,223,138
Montana State Board of Regents, 4.000%, 11/15/2020	245,000	276,563
Montana State Board of Regents, 4.000%, 11/15/2027, Call 11/15/2021	525,000	564,711
Montana State Board of Regents, 5.000%, 11/15/2022, Call 11/15/2021	200,000	241,228
Montana State Board of Regents, 5.000%, 11/15/2023, Call 11/15/2021	250,000	298,570
Montana State Board of Regents, 5.000%, 11/15/2024, Call 11/15/2021	375,000	443,771
Montana State Board of Regents, 5.000%, 11/15/2025, Call 11/15/2021	255,000	299,439

		6,046,332
Nebraska - 0.4%
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,098,020
Lincoln County Hospital Authority No. 1, 5.000%, 11/1/2032, Call 11/1/2021	2,000,000	2,166,740
Nebraska Public Power District, 5.000%, 1/1/2025, Call 1/1/2018	750,000	840,165
Nebraska Public Power District, 5.000%, 1/1/2026, Call 1/1/2018	750,000	836,707
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,124,420

		6,066,052
Nevada - 2.5%
City of Henderson, NATL-RE, 5.000%, 6/1/2023, Call 6/1/2015	500,000	546,040
City of North Las Vegas, NATL-RE, 5.000%, 10/1/2014	750,000	782,107
City of Reno, AGM, 6.000%, 6/1/2028, Call 6/1/2018	200,000	220,396
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,829,536
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,459,040
County of Clark, AGM, 5.000%, 7/1/2024, Call 7/1/2019	275,000	314,336
County of Clark, AGM, 5.250%, 7/1/2039, Call 1/1/2020	5,000,000	5,534,350
County of Clark, AMBAC, 5.000%, 11/1/2024, Call 11/1/2016	410,000	456,453
County of Washoe, 5.000%, 2/1/2031, Call 2/1/2019	4,000,000	4,382,640
County of Washoe, 5.000%, 2/1/2032, Call 2/1/2019	4,000,000	4,369,600
County of Washoe, 5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,271,624
County of Washoe, 5.000%, 2/1/2038, Call 2/1/2019	1,490,000	1,597,384
County of Washoe, 5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,137,470
Las Vegas Convention & Visitors Authority, AMBAC, 5.250%, 7/1/2013	300,000	301,005
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	3,084,593
Nevada Housing Division, GNMA/FNMA/FHLMC, 4.400%, 4/1/2029, Call 10/1/2021	2,000,000	2,151,340
Nevada Housing Division, GNMA/FNMA/FHLMC, 4.500%, 10/1/2039, Call 4/1/2019	460,000	482,669
Reno-Sparks Indian Colony, 4.250%, 6/1/2014	515,000	516,782

		34,437,365
New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority, 5.000%, 7/1/2013	230,000	230,662
New Hampshire Housing Finance Authority, 4.500%, 1/1/2029, Call 7/1/2020	1,335,000	1,404,607
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	1,975,000	2,174,751
New Hampshire Housing Finance Authority, 6.000%, 7/1/2038, Call 1/1/2018 (7)	475,000	498,608

		4,308,628
New Jersey - 3.2%
City of Atlantic City, NATL-RE, 5.000%, 8/15/2014	350,000	366,664
City of Passaic, 3.000%, 5/1/2015	400,000	413,904
City of Passaic, 4.000%, 5/1/2017	280,000	304,231
New Jersey Economic Development Authority, 0.300%, 11/1/2031, Call 6/5/2013 (3)	1,000,000	1,000,000
New Jersey Economic Development Authority, 0.300%, 11/1/2040, Call 6/6/2013 (3)	5,000,000	5,000,000
New Jersey Economic Development Authority, 0.800%, 5/1/2036, Call 6/6/2013 (3)	3,305,000	3,305,000
New Jersey Economic Development Authority, 1.720%, 3/1/2028, Call 3/1/2023 (3)	6,150,000	6,285,607
New Jersey Economic Development Authority, 1.820%, 2/1/2016, Call 8/1/2015 (3)	3,000,000	3,086,730
New Jersey Economic Development Authority, 5.000%, 6/15/2019	3,000,000	3,447,990
New Jersey Economic Development Authority, 5.000%, 6/15/2020	1,500,000	1,732,980
New Jersey Educational Facilities Authority, 5.000%, 7/1/2017	500,000	564,435
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2013	1,015,000	1,018,492
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2014	2,000,000	2,080,280
New Jersey Higher Education Student Assistance Authority, 3.000%, 12/1/2013 (7)	400,000	404,384
New Jersey Higher Education Student Assistance Authority, 3.250%, 12/1/2027, Call 12/1/2022 (7) (8)	2,500,000	2,463,675
New Jersey Higher Education Student Assistance Authority, 5.500%, 12/1/2025, Call 12/1/2021 (7)	7,130,000	8,035,510
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	915,000	991,585

New Jersey Housing & Mortgage Finance Agency, AGM, 5.050%, 11/1/2013, Call 7/1/2013	1,450,000	1,453,146
New Jersey Transportation Trust Fund Authority, 0.000%, 12/15/2031	415,000	179,990
New Jersey Transportation Trust Fund Authority, 5.250%, 12/15/2023, Call 12/15/2018	1,145,000	1,309,159
New Jersey Transportation Trust Fund Authority, AMBAC, 0.000%, 12/15/2026	1,555,000	894,467
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	100,000	66,957
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2028	100,000	54,644
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2030	150,000	74,027
New Jersey Transportation Trust Fund Authority, NATL-RE, 0.000%, 12/15/2027	230,000	125,564

		44,659,421
New Mexico - 1.6%
City of Farmington, 4.700%, 9/1/2024, Call 11/1/2020	1,750,000	1,963,483
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022 (8)	655,000	696,704
Inc County of Los Alamos, AGM, 5.000%, 7/1/2014, Call 7/1/2013	550,000	551,859
New Mexico Finance Authority, 5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,741,868
New Mexico Finance Authority, 5.000%, 6/1/2038, Call 6/1/2018	4,875,000	5,448,154
New Mexico Finance Authority, 5.700%, 6/1/2026, Call 6/1/2018	465,000	550,183
New Mexico Finance Authority, 5.800%, 6/1/2027, Call 6/1/2018	825,000	978,318
New Mexico Finance Authority, 5.875%, 6/1/2028, Call 6/1/2018	250,000	297,088
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,144,350
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,487,204	1,525,321
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 4.200%, 7/1/2028, Call 1/1/2017 (7)	640,000	676,064
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.650%, 9/1/2039, Call 3/1/2019	865,000	938,032
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 6.000%, 9/1/2039, Call 3/1/2019	780,000	816,746
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 4.625%, 3/1/2028, Call 9/1/2021	1,210,000	1,327,527
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL, 5.350%, 3/1/2030, Call 9/1/2020	2,750,000	3,072,877

		22,728,574
New York - 3.4%
Battery Park City Authority, AMBAC, 0.398%, 11/1/2031, Call 6/13/2013 (3)	5,425,000	5,133,097
Binghamton City School District, State Aid Withholding, 3.000%, 10/15/2017	890,000	959,438
Byron-Bergen Central School District, AGM State Aid Withholding, 3.000%, 6/15/2018	1,215,000	1,306,611
Byron-Bergen Central School District, AGM State Aid Withholding, 3.000%, 6/15/2020	935,000	991,596
City of New York, 5.000%, 8/1/2032, Call 8/1/2021	5,000,000	5,629,900
City of New York, AGC, 0.590%, 10/1/2021, Call 6/3/2013 (3)	400,000	400,000
City of New York, AGM, 0.470%, 8/1/2026, Call 6/3/2013 (3)	3,175,000	3,175,000
City of New York, AGM, 0.590%, 8/1/2026, Call 6/5/2013 (3)	1,550,000	1,550,000
County of Monroe, MBIA, 6.000%, 3/1/2015	225,000	241,904
County of Rockland, 2.250%, 3/14/2014	3,000,000	3,023,040
County of Rockland, 2.500%, 9/24/2013	1,500,000	1,505,805
Hannibal Central School District, AGM State Aid Withholding, 3.000%, 6/15/2020	1,205,000	1,236,547
Hannibal Central School District, AGM State Aid Withholding, 3.000%, 6/15/2021, Call 6/15/2020	740,000	745,609
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	500,000	551,195
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	738,801
New York City Municipal Water Finance Authority, 5.250%, 6/15/2044, Call 12/15/2021	7,145,000	8,065,562
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	425,000	472,494
New York City Water & Sewer System, 5.000%, 6/15/2026, Call 6/15/2021	750,000	878,467
New York Liberty Development Corp., 5.000%, 10/1/2015	350,000	377,682
New York Mortgage Agency, 5.000%, 10/1/2019	500,000	581,555
New York State Dormitory Authority, 5.000%, 3/15/2028, Call 3/15/2019	625,000	717,612
New York State Dormitory Authority, 5.000%, 3/15/2034, Call 3/15/2021	3,000,000	3,336,330
New York State Energy Research & Development Authority, NATL-RE, 0.532%, 4/1/2034, Call 6/3/2013 (3)	3,000,000	2,786,799
State of New York, NATL-RE FGIC, 0.075%, 2/13/2032, Call 6/6/2013 (3)	2,825,000	2,661,949
Triborough Bridge & Tunnel Authority, NATL-RE, 5.000%, 11/15/2032, Call 7/1/2013	420,000	420,928
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2020	295,000	335,064
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2021	360,000	405,497

		48,228,482
North Carolina - 1.7%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	958,332

City of Greensboro, 5.250%, 4/1/2031, Call 4/1/2020	1,000,000	1,134,540
City of Thomasville, AGM, 2.250%, 5/1/2019	570,000	587,864
County of Catawba, 4.000%, 10/1/2025, Call 10/1/2021	585,000	637,685
County of Catawba, 4.000%, 10/1/2027, Call 10/1/2021	725,000	779,680
County of Catawba, 5.000%, 10/1/2022, Call 10/1/2021	500,000	602,545
County of Catawba, 5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,190,060
County of Catawba, 5.000%, 10/1/2024, Call 10/1/2021	835,000	986,127
County of Catawba, 5.000%, 10/1/2026, Call 10/1/2021	440,000	512,820
County of Chatham, County Guarantee, 5.000%, 12/1/2022	200,000	249,664
County of Chatham, County Guarantee, 5.000%, 12/1/2023	200,000	251,132
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	288,760
County of Union, 5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,649,527
County of Union, 5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,938,040
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2014	440,000	444,233
North Carolina Capital Facilities Finance Agency, 2.000%, 5/1/2015	260,000	264,251
North Carolina Eastern Municipal Power Agency, 4.200%, 1/1/2019	1,710,000	1,937,310
North Carolina Eastern Municipal Power Agency, 6.000%, 1/1/2022	300,000	378,708
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	500,000	572,740
North Carolina Eastern Municipal Power Agency, AMBAC, 5.000%, 1/1/2016	500,000	553,355
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	1,000,000	1,086,290
North Carolina Medical Care Commission, 3.000%, 10/1/2014	700,000	720,398
North Carolina Medical Care Commission, 4.000%, 6/1/2020	470,000	516,530
North Carolina Medical Care Commission, 5.000%, 6/1/2027, Call 6/1/2022	500,000	547,715
North Carolina Municipal Power Agency No. 1, 5.000%, 1/1/2030, Call 1/1/2019	400,000	442,492
Orange County Public Facilities, 4.000%, 10/1/2019	1,000,000	1,139,870
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,325,603
Raleigh Durham Airport Authority, 4.250%, 5/1/2030, Call 5/1/2020	1,000,000	1,063,290
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,555,000	1,717,000

		24,476,561
North Dakota - 2.5%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2021	635,000	676,161
Barnes County North Public School District Building Authority, 4.250%, 5/1/2027, Call 5/1/2021	1,000,000	1,044,350
Barnes County North Public School District Building Authority, 4.500%, 5/1/2030, Call 5/1/2021	2,145,000	2,236,205
Barnes County North Public School District Building Authority, 4.500%, 5/1/2033, Call 5/1/2021	2,965,000	3,060,473
City of Grand Forks, 4.000%, 12/1/2019	535,000	584,471
City of Grand Forks, 5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,093,960
City of Grand Forks, 5.000%, 12/1/2035, Call 12/1/2021	1,950,000	2,130,258
City of West Fargo, 3.000%, 5/1/2021, Call 5/1/2017	555,000	563,597
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	181,259
County of Burleigh, 4.500%, 7/1/2032, Call 7/1/2022	2,875,000	3,005,669
North Dakota Housing Finance Agency, 4.125%, 1/1/2026, Call 1/1/2021	1,270,000	1,337,056
North Dakota Public Finance Authority, 4.000%, 6/1/2022	2,345,000	2,636,648
North Dakota Public Finance Authority, 4.000%, 6/1/2023	2,440,000	2,741,096
North Dakota Public Finance Authority, 4.000%, 6/1/2024, Call 6/1/2023	2,540,000	2,822,702
North Dakota Public Finance Authority, 4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,260,851
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	2,130,000	2,262,614
Williston Parks & Recreation District, 4.500%, 3/1/2020	1,455,000	1,637,282
Williston Parks & Recreation District, 4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,733,919
Williston Parks & Recreation District, 4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,838,508

		34,847,079
Ohio - 1.6%
Adams County/Ohio Valley Local School District, 0.000%, 12/1/2016	1,385,000	1,296,125
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	439,444
Buckeye Tobacco Settlement Financing Authority, 4.500%, 6/1/2013	215,000	215,000
City of Cleveland, 5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,693,520
City of Cleveland, AGC, 5.000%, 10/1/2017	425,000	491,653
City of Cleveland, AGM, 5.000%, 1/1/2030, Call 1/1/2022	1,000,000	1,112,580
City of Cleveland, AGM, 5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,104,780
City of Hamilton, AGM, 4.250%, 10/1/2029, Call 10/1/2019	500,000	517,925
City of Hamilton, AGM, 4.375%, 10/1/2030, Call 10/1/2019	250,000	260,570
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,063,260
County of Franklin, 5.000%, 11/1/2023, Call 11/1/2019	300,000	336,207
County of Hamilton, AGM, 4.000%, 6/1/2014	685,000	701,817
County of Lorain, AMBAC, 0.402%, 10/1/2030 (3)	500,000	461,986
County of Lorain, AMBAC, 0.406%, 10/1/2030 (3)	2,450,000	2,225,636
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	600,000	705,552

County of Summit, 5.250%, 12/1/2017, Call 12/1/2013	1,000,000	1,024,560
New Albany Community Authority, 4.000%, 10/1/2019	900,000	990,081
New Albany Community Authority, 4.000%, 10/1/2020	590,000	647,206
New Albany Community Authority, 5.000%, 10/1/2022	1,000,000	1,166,860
New Albany Community Authority, 5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,280,596
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2020	1,050,000	1,142,736
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2021	795,000	857,900
Ohio Higher Educational Facility Commission, 4.000%, 12/1/2022	845,000	904,234
Richland County, AGC, 6.000%, 12/1/2028, Call 12/1/2018	250,000	286,470
State of Ohio, 4.000%, 1/15/2015	500,000	524,900

		22,451,598
Oklahoma - 0.9%
Cleveland County Independent School District No. 2 Moore, 1.500%, 5/1/2015	2,915,000	2,928,117
Cleveland County Justice Authority, 5.750%, 3/1/2029, Call 3/1/2015	385,000	405,105
Delaware County Justice Authority, 3.750%, 9/1/2029, Call 9/1/2017	2,525,000	2,491,594
Delaware County Justice Authority, 4.000%, 9/1/2018	415,000	456,948
Delaware County Justice Authority, 4.000%, 9/1/2019	740,000	813,608
Delaware County Justice Authority, 4.000%, 9/1/2020	700,000	768,138
Delaware County Justice Authority, 4.000%, 9/1/2021	805,000	877,466
Oklahoma Capital Improvement Authority, 0.150%, 7/1/2031, Call 6/3/2013 (3)	1,200,000	1,200,000
Oklahoma Capital Improvement Authority, 0.150%, 7/1/2032, Call 6/3/2013 (3)	2,100,000	2,100,000
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	525,000	569,021
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	105,000	112,098
Stephens County Educational Facilities Authority, 3.000%, 9/1/2016	450,000	470,966

		13,193,061
Oregon - 1.2%
Astoria Hospital Facilities Authority, 3.000%, 8/1/2014	735,000	747,833
Astoria Hospital Facilities Authority, 3.000%, 8/1/2015	760,000	778,863
City of Tigard, 5.000%, 8/1/2029, Call 8/1/2022	690,000	801,538
City of Tigard, 5.000%, 8/1/2030, Call 8/1/2022	1,015,000	1,173,787
City of Tigard, 5.000%, 8/1/2031, Call 8/1/2022	1,195,000	1,375,756
City of Tigard, 5.000%, 8/1/2032, Call 8/1/2022	1,135,000	1,300,835
City of Woodburn, 0.000%, 3/1/2020	1,380,000	1,144,199
City of Woodburn, 0.000%, 3/1/2021	1,215,000	964,929
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Guarantee, 0.000%, 6/15/2023	2,000,000	1,523,860
Clackamas County School District No. 115, NATL-RE, 0.000%, 6/15/2027, Call 6/15/2016	350,000	199,136
County of Gilliam, 2.000%, 9/2/2014 (3)	1,000,000	1,016,040
Klamath Falls Intercommunity Hospital Authority, 4.000%, 9/1/2031, Call 9/1/2022	1,000,000	991,000
Klamath Falls Intercommunity Hospital Authority, 5.000%, 9/1/2022	255,000	286,888
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,485,040
Salem-Keizer School District No. 24J, School Bond Guarantee, 0.000%, 6/15/2017	500,000	476,860

		16,266,564
Pennsylvania - 2.7%
Allegheny County Hospital Development Authority, 5.375%, 8/15/2029, Call 8/15/2019	215,000	242,752
Berks County Municipal Authority, 0.830%, 5/1/2037, Call 6/6/2013 (3)	1,935,000	1,935,000
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	552,100
Chester County Industrial Development Authority, 1.600%, 2/1/2015, Call 8/1/2014	2,000,000	2,009,840
City of Philadelphia, AGC, 5.250%, 8/1/2019, Call 8/1/2014	400,000	415,748
City of Pittsburgh, 4.000%, 9/1/2016	415,000	448,906
City of Pittsburgh, 4.000%, 9/1/2017	550,000	600,567
City of Pittsburgh, 4.000%, 9/1/2021	750,000	810,622
City of Pittsburgh, AGM, 5.250%, 9/1/2018, Call 9/1/2016	250,000	277,263
Harrisburg Authority, AGM, 5.000%, 12/1/2013 (3)	4,525,000	4,528,394
Harrisburg Authority, AGM, 5.250%, 12/1/2013 (3)	2,000,000	2,003,880
Kiski Area School District, AGM State Aid Withholding, 4.000%, 3/1/2021	1,450,000	1,561,896
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	600,904
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,500,000	1,661,190
Pennsylvania Economic Development Financing Authority, 1.750%, 12/1/2015 (3)	1,400,000	1,424,360
Pennsylvania Economic Development Financing Authority, 5.000%, 1/1/2023, Call 1/1/2016	3,200,000	3,520,768
Pennsylvania Turnpike Commission, 0.000%, 12/1/2034, Call 12/1/2020 (13)	365,000	360,445
Pennsylvania Turnpike Commission, 4.000%, 12/1/2023, Call 12/1/2019	200,000	209,546
Pennsylvania Turnpike Commission, 5.000%, 6/1/2021, Call 6/1/2019	715,000	810,024
Pennsylvania Turnpike Commission, 6.000%, 12/1/2036, Call 12/1/2020	975,000	1,155,511

Puttable Floating Option Tax-Exempt Receipts, FGIC, 0.570%, 6/1/2034 (3)	3,430,000	3,430,000
St. Mary Hospital Authority, 5.000%, 11/15/2017, Call 11/15/2014	1,025,000	1,079,089
St. Mary Hospital Authority, 5.250%, 11/15/2016, Call 11/15/2014	250,000	265,123
State Public School Building Authority, AGM, 3.000%, 10/15/2015	500,000	522,080
Tioga County Industrial Development Authority, 3.000%, 3/1/2014	1,455,000	1,469,128
Westmoreland County Industrial Development Authority, 0.830%, 1/1/2036, Call 6/3/2013 (3)	5,410,000	5,410,000

		37,305,136
Puerto Rico - 0.4%
Puerto Rico Highway & Transportation Authority, NATL-RE, 5.000%, 9/15/2016, Call 3/15/2014	100,000	101,607
Puerto Rico Industrial Tourist Educational Medical & Environment Control Facilities Financing Authority, 5.000%, 4/1/2016	1,255,000	1,326,221
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2014	300,000	310,266
Puerto Rico Infrastructure Financing Authority, AMBAC, 5.500%, 7/1/2015	1,915,000	2,012,818
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	329,846
Puerto Rico Public Finance Corp., AMBAC, 5.125%, 6/1/2024	1,050,000	1,276,317

		5,357,075
Rhode Island - 0.6%
City of Woonsocket, AMBAC, 5.000%, 3/1/2014	500,000	498,670
Rhode Island Housing & Mortgage Finance Corp., 4.000%, 10/1/2040, Call 10/1/2021	1,920,000	2,051,040
Rhode Island Student Loan Authority, 3.250%, 12/1/2022, Call 12/1/2020 (7)	2,490,000	2,385,968
Rhode Island Student Loan Authority, 3.375%, 12/1/2023, Call 12/1/2020 (7)	1,500,000	1,435,095
Rhode Island Student Loan Authority, 3.950%, 12/1/2017	250,000	272,177
Rhode Island Student Loan Authority, 4.200%, 12/1/2018, Call 12/1/2017	600,000	644,904
Rhode Island Student Loan Authority, 4.250%, 12/1/2020, Call 12/1/2017	500,000	525,205
Rhode Island Student Loan Authority, 4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,048,830

		8,861,889
South Carolina - 2.0%
City of Rock Hill, 5.000%, 4/1/2033, Call 4/1/2023	2,875,000	3,167,847
City of Rock Hill, AGM, 3.000%, 1/1/2022	730,000	751,163
City of Rock Hill, AGM, 3.500%, 1/1/2025, Call 1/1/2022	895,000	933,413
City of Rock Hill, AGM, 5.250%, 1/1/2026, Call 1/1/2022	730,000	866,671
City of Rock Hill, AGM, 5.250%, 1/1/2028, Call 1/1/2022	475,000	558,386
County of Dorchester, 3.000%, 10/1/2025, Call 10/1/2022	460,000	459,986
County of Dorchester, 5.000%, 10/1/2022	480,000	586,368
County of Dorchester, 5.000%, 10/1/2026, Call 10/1/2022	400,000	471,748
County of Florence, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,248,260
County of Florence, 5.000%, 11/1/2030, Call 11/1/2020	500,000	554,390
County of Laurens, 3.000%, 1/1/2020	645,000	663,634
County of Laurens, 3.500%, 1/1/2021	660,000	696,861
County of Laurens, 3.500%, 1/1/2022	685,000	716,517
Laurens County Water & Sewer Commission, 5.000%, 3/1/2029, Call 3/1/2017	415,000	451,645
Laurens County Water & Sewer Commission, 5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,082,350
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2013	140,000	141,196
Orangeburg Joint Governmental Action Authority, NATL-RE, 5.000%, 10/1/2014	625,000	646,337
Piedmont Municipal Power Agency, AGM, 5.000%, 1/1/2030, Call 7/1/2021	450,000	506,191
Piedmont Municipal Power Agency, AGM, 5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,171,580
Scago Educational Facilities Corp. for Pickens School District, AGM, 5.000%, 12/1/2020, Call 12/1/2016	300,000	335,235
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2021	250,000	264,308
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,942,922
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	310,000	335,876
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (7)	1,115,000	1,208,727
South Carolina State Public Service Authority, 5.500%, 1/1/2038, Call 1/1/2019	1,000,000	1,136,170
South Carolina State Public Service Authority, NATL-RE FGIC, 4.750%, 1/1/2023, Call 7/1/2015	1,000,000	1,083,600
South Carolina Transportation Infrastructure Bank, AMBAC, 5.250%, 10/1/2020	250,000	308,528
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,000,000	1,145,940
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2031, Call 3/1/2023	1,000,000	1,136,990
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2038, Call 3/1/2023	1,700,000	1,893,970
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	984,546
Trustees of the South Carolina Heritage Trust, XLCA, 4.000%, 8/1/2015	250,000	262,060

		28,713,415

South Dakota - 0.8%
City of Rapid City, 5.500%, 12/1/2022, Call 12/1/2019	225,000	252,027
City of Rapid City, 6.750%, 12/1/2031, Call 12/1/2019	500,000	569,025
City of Rapid City, 7.000%, 12/1/2035, Call 12/1/2019	750,000	859,493
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2018	500,000	553,465
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2020	900,000	1,008,360
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,195,776
South Dakota Health & Educational Facilities Authority, 4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,098,294
South Dakota Health & Educational Facilities Authority, 5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,120,070
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,068,004
South Dakota Housing Development Authority, 3.750%, 5/1/2018	500,000	538,500
South Dakota Housing Development Authority, 4.600%, 11/1/2022, Call 5/1/2014 (7)	3,070,000	3,128,698

		11,391,712
Tennessee - 1.1%
Franklin County Health & Educational Facilities Board, 3.000%, 9/1/2021	2,150,000	2,244,234
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	435,000	491,058
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2021	3,805,000	4,431,683
Tennessee Energy Acquisition Corp., 5.250%, 9/1/2022	150,000	175,992
Tennessee Housing Development Agency, 3.600%, 1/1/2031, Call 1/1/2023	2,500,000	2,458,325
Tennessee Housing Development Agency, 4.000%, 7/1/2025, Call 1/1/2021	980,000	1,022,944
Tennessee Housing Development Agency, 4.000%, 7/1/2026, Call 1/1/2021	1,550,000	1,607,397
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	720,000	774,461
Tennessee Housing Development Agency, 4.750%, 7/1/2027, Call 1/1/2017 (7)	240,000	246,816
Tennessee Housing Development Agency, 5.000%, 7/1/2023, Call 7/1/2017 (7)	440,000	457,882
Tennessee Housing Development Agency, 5.000%, 1/1/2027, Call 7/1/2019	815,000	877,690

		14,788,482
Texas - 7.1%
Brazos River Authority, FGIC, 4.250%, 3/1/2014 (3)	1,160,000	1,187,585
Brazos River Authority, FGIC, 4.250%, 12/1/2017, Call 6/1/2014 (3)	290,000	300,098
Capital Area Cultural Education Facilities Finance Corp., 5.000%, 4/1/2019	1,000,000	1,144,550
Capital Area Cultural Education Facilities Finance Corp., 5.250%, 4/1/2021, Call 4/1/2020	400,000	463,152
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	601,590
Central Texas Regional Mobility Authority, NATL-RE FGIC, 0.000%, 1/1/2019, Call 1/1/2017 (13)	200,000	219,530
City of Arlington, NATL-RE, 5.000%, 8/15/2034, Call 8/15/2015	1,290,000	1,358,125
City of Galveston, 4.250%, 5/1/2014	290,000	299,999
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,255,000	1,336,889
City of Houston, 5.000%, 9/1/2033, Call 9/1/2013	2,855,000	2,877,612
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	331,368
Comal Independent School District, NATL-RE PSF, 5.000%, 2/1/2033, Call 2/1/2014	470,000	484,805
Conroe Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	500,000	571,185
Conroe Independent School District, PSF, 5.000%, 2/15/2035, Call 2/15/2021	750,000	854,557
County of Bowie, AGM, 4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,373,685
County of Bowie, AGM, 4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,406,261
County of El Paso, 5.000%, 2/15/2026, Call 2/15/2017	1,000,000	1,101,040
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,777,480
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	784,222
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2035, Call 2/15/2021	500,000	579,020
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2036, Call 2/15/2021	755,000	871,489
Dallas County Cities Municipal Utility District, 4.000%, 8/1/2027, Call 8/1/2020	340,000	362,416
Dallas County Utility & Reclamation District, AMBAC, 5.100%, 2/15/2020, Call 2/15/2017	350,000	380,362
Dallas/Fort Worth International Airport, 5.000%, 11/1/2032, Call 11/1/2020 (7)	5,000,000	5,350,650
Dallas/Fort Worth International Airport, 5.000%, 11/1/2035, Call 11/1/2020 (7)	6,000,000	6,283,080
Dallas/Fort Worth International Airport, NATL-RE, 5.500%, 11/1/2020, Call 11/1/2013 (7)	200,000	203,880
Denton Independent School District, PSF, 0.500%, 8/15/2022, Call 8/15/2016 (3)	2,900,000	2,900,000
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,181,375
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	751,935
Gulf Coast Waste Disposal Authority, AGM, 5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,599,298
Gulf Coast Waste Disposal Authority, AGM, 5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,673,048
Harris County Cultural Education Facilities Finance Corp., 0.870%, 6/1/2020 (3)	2,000,000	2,008,220
Harris County Cultural Education Facilities Finance Corp., 0.950%, 6/1/2021 (3)	2,400,000	2,411,064
Harris County Cultural Education Facilities Finance Corp., 5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,776,315
Harris County Health Facilities Development Corp., 0.500%, 7/1/2027 (3)	2,340,000	2,340,000
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	6,008,780

Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	587,581
La Vernia Higher Education Finance Corp., 4.375%, 8/15/2015	200,000	210,996
La Vernia Higher Education Finance Corp., 4.750%, 8/15/2016	180,000	193,054
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2017	150,000	165,539
La Vernia Higher Education Finance Corp., 5.000%, 8/15/2018	150,000	169,490
Little Elm Independent School District, PSF, 5.000%, 8/15/2020, Call 8/15/2016	1,145,000	1,278,267
Lower Colorado River Authority, 5.000%, 5/15/2021, Call 5/15/2020	6,840,000	8,009,435
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	550,000	628,452
Midland Independent School District, PSF, 5.000%, 2/15/2031, Call 2/15/2016	1,405,000	1,528,514
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 2/15/2016	1,050,000	1,140,562
Nacogdoches County Hospital District, AGM, 2.000%, 5/15/2017	485,000	490,524
Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2018	495,000	520,096
Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2019	510,000	530,879
North Texas Tollway Authority, 0.000%, 9/1/2037, Call 9/1/2031	500,000	141,590
North Texas Tollway Authority, 5.750%, 1/1/2038, Call 1/1/2018	575,000	632,270
North Texas Tollway Authority, 6.125%, 1/1/2031, Call 1/1/2016	400,000	435,064
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,924,513
Red River Authority, NATL-RE, 4.450%, 6/1/2020	150,000	167,223
Rib Floater Trust Various States, 0.370%, 3/1/2043, Call 3/1/2022 (3) (5) (6)	5,000,000	5,000,000
Sabine River Authority, MBIA, 4.950%, 3/1/2018	345,000	385,158
San Antonio Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	542,250
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,266,800
Texas Public Finance Authority, 5.000%, 7/1/2019, Call 7/1/2014	1,600,000	1,678,656
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2019	5,000,000	4,289,400
Texas State Turnpike Authority, AMBAC, 0.000%, 8/15/2031, Call 7/1/2013	1,000,000	342,960
Texas Transportation Commission, 0.450%, 4/1/2026, Call 6/5/2013 (3)	6,000,000	6,000,000
University of Houston, AMBAC, 5.000%, 2/15/2022, Call 2/15/2015	500,000	532,990
Upper Trinity Regional Water District, AGM, 4.000%, 8/1/2020	200,000	219,540
Upper Trinity Regional Water District, AGM, 4.000%, 8/1/2021	170,000	184,778

		99,351,246
Utah - 0.7%
Central Utah Water Conservancy District, 5.000%, 10/1/2026, Call 10/1/2019	850,000	993,012
Central Utah Water Conservancy District, 5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,161,190
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	371,365
City of Eagle Mountain City, AGM, 2.000%, 6/1/2014	565,000	570,712
City of Eagle Mountain City, AGM, 2.250%, 6/1/2013	605,000	605,000
Utah Housing Corp., GNMA, 3.450%, 7/1/2021	720,000	749,362
Utah Infrastructure Agency, AGM, 5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,102,350
Utah Infrastructure Agency, AGM, 5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,489,033
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	2,485,000	2,704,276

		9,746,300
Vermont - 0.2%
Vermont Economic Development Authority, 0.830%, 5/1/2029, Call 6/6/2013 (3)	2,900,000	2,900,000
Virginia - 0.5%
County of Pittsylvania, 3.000%, 7/15/2017, Call 1/15/2014	1,825,000	1,847,612
Greater Richmond Convention Center Authority, NATL-RE, 5.000%, 6/15/2021, Call 6/15/2015	550,000	588,302
Louisa Industrial Development Authority, 5.375%, 12/2/2013 (3)	400,000	409,484
Virginia College Building Authority, 5.000%, 3/1/2023, Call 3/1/2020	745,000	857,331
Virginia College Building Authority, 5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,010,265
Virginia Resources Authority, 0.000%, 11/1/2029, Call 11/1/2016	1,000,000	482,850
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,103,660

		7,299,504
Washington - 1.2%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	147,036
Grays Harbor County Public Utility District No. 1, AGM, 5.250%, 7/1/2019, Call 7/1/2015	425,000	458,027
King County Housing Authority, 5.200%, 5/1/2028, Call 11/1/2018	460,000	503,576
King County Housing Authority, 5.500%, 12/1/2028, Call 12/1/2018	500,000	541,495
King County Public Hospital District No. 4, 7.250%, 12/1/2038, Call 12/1/2014	100,000	104,005
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,199,909
Spokane Public Facilities District, 5.000%, 12/1/2029, Call 6/1/2023	4,120,000	4,593,017
State of Washington, 4.000%, 7/1/2018	1,495,000	1,679,991
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	476,401
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (5) (6)	1,000,000	874,110
Washington Health Care Facilities Authority, 5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,148,390

Washington Health Care Facilities Authority, FHA, 6.250%, 8/1/2028, Call 8/1/2018	400,000	462,476
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 2.300%, 6/1/2019 (7)	300,000	299,499
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 2.550%, 6/1/2020 (7)	400,000	398,220
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 2.900%, 6/1/2021 (7)	650,000	646,782
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.050%, 6/1/2022 (7)	750,000	746,490
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.050%, 12/1/2022 (7)	200,000	199,020
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.150%, 6/1/2023, Call 12/1/2022 (7)	330,000	328,317
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.150%, 12/1/2023, Call 12/1/2022 (7)	150,000	149,204
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.300%, 6/1/2024, Call 12/1/2022 (7)	350,000	349,360
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.300%, 12/1/2024, Call 12/1/2022 (7)	250,000	249,525
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 3.450%, 6/1/2025, Call 12/1/2022 (7)	845,000	844,172

		16,399,022
West Virginia - 0.4%
City of Princeton, 4.000%, 5/1/2016	715,000	752,466
City of Princeton, 5.000%, 5/1/2017	875,000	962,404
West Virginia Economic Development Authority, 5.375%, 12/1/2038, Call 12/1/2020 (3)	1,340,000	1,495,842
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/1/2016	1,565,000	1,705,318
West Virginia Housing Development Fund, 3.400%, 11/1/2021, Call 11/1/2020	400,000	418,672
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/1/2016	600,000	658,386

		5,993,088
Wisconsin - 2.5%
Central Brown County Water Authority, AMBAC, 5.000%, 12/1/2023, Call 12/1/2015	515,000	558,214
County of La Crosse, XLCA, 4.500%, 10/1/2015 (7)	235,000	249,142
County of Milwaukee, 5.000%, 12/1/2020, Call 12/1/2019	100,000	117,639
Kimberly Area School District, 2.375%, 3/1/2019	230,000	233,151
Ladysmith-Hawkins School District, NATL-RE FGIC, 5.500%, 4/1/2020, Call 4/1/2016	1,105,000	1,243,677
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	539,410
Northern Ozaukee School District, AGM, 3.350%, 3/1/2015, Call 7/1/2013	405,000	405,672
State of Wisconsin, 5.750%, 5/1/2029, Call 5/1/2019	860,000	1,021,895
State of Wisconsin, 6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,689,595
State of Wisconsin, 6.000%, 5/1/2036, Call 5/1/2019	1,885,000	2,239,399
Wisconsin Center District, AGM, 5.250%, 12/15/2023	200,000	232,438
Wisconsin Center District, AGM, 5.250%, 12/15/2027	1,225,000	1,421,955
Wisconsin Health & Educational Facilities Authority, 3.750%, 10/1/2017	255,000	278,251
Wisconsin Health & Educational Facilities Authority, 4.200%, 8/15/2018	1,000,000	1,122,180
Wisconsin Health & Educational Facilities Authority, 4.750%, 10/15/2029, Call 10/15/2021	605,000	643,139
Wisconsin Health & Educational Facilities Authority, 5.000%, 4/15/2016	1,000,000	1,096,170
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2018	1,000,000	1,097,010
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	1,220,000	1,310,134
Wisconsin Health & Educational Facilities Authority, 5.000%, 6/1/2019	2,860,000	3,320,975
Wisconsin Health & Educational Facilities Authority, 5.000%, 7/1/2019	990,000	1,154,092
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	250,000	289,068
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2019	955,000	1,053,680
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2020	1,060,000	1,171,660
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2021	1,160,000	1,281,232
Wisconsin Health & Educational Facilities Authority, 5.000%, 8/15/2028, Call 8/15/2023 (8)	2,000,000	2,192,320
Wisconsin Health & Educational Facilities Authority, 5.250%, 8/15/2018, Call 8/15/2016	500,000	565,455

Wisconsin Health & Educational Facilities Authority, 5.250%, 12/1/2020, Call 12/1/2018	1,295,000	1,432,464
Wisconsin Health & Educational Facilities Authority, 5.250%, 4/1/2023, Call 4/1/2018	365,000	395,288
Wisconsin Health & Educational Facilities Authority, 5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,886,284
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,770,000	4,197,141

		34,438,730
Wyoming - 0.2%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,098,430
Wyoming Community Development Authority, 3.250%, 6/1/2020	550,000	556,875
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	560,970

		2,216,275

Total Municipals (identified cost $1,329,505,246)		1,372,449,612
Mutual Funds - 0.1%
BlackRock Muni Intermediate Duration Fund, Inc. 5.773%	100,000	1,507,000

Total Mutual Funds (identified cost $1,619,415)		1,507,000

Short-Term Investments - 2.0%

Mutual Funds - 1.8%
BMO Tax-Free Money Market Fund, Class I, 0.137% (10)	24,833,613	24,833,613

Short-Term Municipals - 0.2%

California - 0.2%
City of Monrovia, 3.125%, 6/28/2013	$3,655,000	3,660,300

Total Short-Term Investments (identified cost $28,492,986)		28,493,913

Total Investments - 100.0% (identified cost $1,359,617,647)		1,402,450,525
Other Assets and Liabilities - 0.0%		259,630

Total Net Assets - 100.0%		$1,402,710,155

Government Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 1.8%

Automobiles - 1.0%
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5) (6)	$190,716	$190,985
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5) (6)	804,305	819,618
CPS Auto Receivables Trust, Class A, (Series 2012-D), 1.480%, 3/16/2020 (5) (6)	805,778	808,242

		1,818,845
Federal Home Loan Mortgage Corporation - 0.2%
0.453%, 8/25/2031, (Series T-32) (3)	441,095	431,891
Other Financial - 0.6%
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.433%, 4/25/2037 (3) (5) (6)	1,895,760	1,149,303

Total Asset-Backed Securities (identified cost $4,153,084)		3,400,039

Collateralized Mortgage Obligations - 16.8%

Federal Home Loan Mortgage Corporation - 4.1%
0.499%, 1/15/2036, (Series 3102) (3)	2,834,036	2,847,999
0.549%, 6/15/2025, (Series 2993) (3)	2,411,411	2,422,159
0.599%, 10/15/2027, (Series 3780) (3)	2,351,118	2,357,934
5.000%, 5/15/2033, (Series 2791)	237,149	246,793

		7,874,885
Federal National Mortgage Association - 4.7%
0.443%, 7/25/2035, (Series 2005-66) (3)	2,408,968	2,418,972
0.593%, 4/25/2034, (Series 2004-25) (3)	644,640	649,507
1.250%, 6/25/2043, (Series 2013-52)	1,000,000	993,724
1.500%, 5/25/2043, (Series 2013-42)	2,456,094	2,458,241
1.500%, 5/25/2043, (Series 2013-60)	1,500,000	1,502,124
1.500%, 6/25/2043, (Series 2013-54)	1,000,000	997,812
4.000%, 10/25/2032, (Series 2003-28)	51,033	52,658

		9,073,038
Private Sponsor - 8.0%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 1.917%, 9/25/2045 (3)	874,480	874,653
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	1,397,744	1,490,348
Chase Mortgage Finance Trust, Class 7A1, (Series 2007-A2), 5.357%, 7/25/2037 (3)	1,359,521	1,291,583
Chase Mortgage Finance Trust, Class A3, (Series 2006-S4), 6.000%, 12/25/2036	668,241	689,567
Chase Mortgage Finance Trust., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	643,499	680,497
Chaseflex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	476,369	472,956
Citicorp Mortgage Securities Trust, Class 1A2, (Series 2006-4), 6.000%, 8/25/2036	601,637	626,290
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	550,367	563,414
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.677%, 10/15/2054 (3) (5) (6)	1,536,856	1,547,876
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	427,587	436,869
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.614%, 11/25/2034 (3)	1,960,771	1,998,202
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3) (5) (6)	1,226,155	1,270,129
Structured Asset Securities Corp., Class 2A2, (Series 2003-21), 5.250%, 8/25/2033	1,203,499	1,233,528
Wells Fargo Mortgage Backed Securities Trust, Class 1A1, (Series 2006-AR18), 5.526%, 11/25/2036 (3)	370,030	361,861
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 5.410%, 12/25/2036 (3)	822,067	812,708
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2007-15), 6.000%, 11/25/2037	1,072,449	1,095,746

		15,446,227

Total Collateralized Mortgage Obligations (identified cost $31,684,634)		32,394,150

Commercial Mortgage Securities - 8.2%

Private Sponsor - 8.2%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	1,000,000	1,034,186
Commercial Mortgage Pass-Through Certificates, Class AM, (Series 2012-CR4), 3.251%, 10/15/2045	1,500,000	1,494,477
CW Capital Cobalt, Ltd., Class A3, (Series 2007-C3), 5.791%, 5/15/2046 (3)	2,000,000	2,112,728
GS Mortgage Securities Corp. II, Class A1, (Series 2007-EOP), 1.103%, 3/6/2020 (3) (5) (6)	1,265,870	1,270,335
GS Mortgage Securities Corp. II, Class AAB, (Series 2007-GG10), 5.788%, 8/10/2045 (3)	299,160	313,681
JP Morgan Chase Commercial Mortgage Securities Trust, Class A1, (Series 2007-FL1A), 0.574%, 7/15/2019 (3) (5) (6)	190,341	186,158
JP Morgan Chase Commercial Mortgage Securities Trust, Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,000,000	3,101,328
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, (Series 2013-C7), 2.918%, 2/15/2046	1,000,000	984,629
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 5.894%, 6/11/2049 (3)	1,500,000	1,723,015
Wachovia Bank Commercial Mortgage Trust, Class A5, (Series 2007-C30), 5.342%, 12/15/2043	2,000,000	2,259,152
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C16), 4.692%, 10/15/2041	181,398	183,811
Wachovia Bank Commercial Mortgage Trust, Class APB, (Series 2005-C18), 4.807%, 4/15/2042	1,082,622	1,115,598

Total Commercial Mortgage Securities (identified cost $16,043,272)		15,779,098

U.S. Government & U.S. Government Agency Obligations - 1.1%

Financing Corporation - 1.1%
0.000%, 12/27/2018	2,210,000	2,045,534

Total U.S. Government & U.S. Government Agency Obligations (identified cost $2,060,669)		2,045,534

U.S. Government Agency-Mortgage Securities - 85.6%

Federal Home Loan Mortgage Corporation - 17.7%
3.000%, 11/1/2042	3,169,644	3,179,739
3.000%, 12/1/2042	1,933,967	1,939,523
3.500%, 4/1/2042	142,426	148,220
3.500%, 5/1/2042	417,706	434,701
3.500%, 12/1/2042	2,014,590	2,083,333
4.000%, 4/1/2026	2,654,561	2,805,812
4.000%, 10/1/2031	3,681,029	3,908,701
4.000%, 12/1/2040	824,715	881,781
4.500%, 9/1/2031	1,110,392	1,203,354
4.500%, 3/1/2039	1,485,829	1,603,584
4.500%, 5/1/2039	3,169,389	3,407,039
4.500%, 2/1/2040	737,374	782,793
4.500%, 7/1/2040	76,311	83,110
4.500%, 11/1/2040	1,840,638	1,990,251
4.500%, 2/1/2041	2,689,404	2,900,441
5.000%, 12/1/2022	539,039	578,791
5.000%, 12/1/2035	258,656	277,527
5.000%, 2/1/2038	121,528	129,939
5.000%, 3/1/2038	1,078,585	1,153,229
5.000%, 11/1/2038	92,059	98,430
5.000%, 1/1/2040	666,809	732,335
5.500%, 11/1/2018	643,109	687,291
5.500%, 10/1/2021	570,660	618,068
5.500%, 7/1/2035	122,684	133,044
6.000%, 8/1/2036	138,492	150,701
6.000%, 12/1/2036	165,956	180,587
6.000%, 6/1/2037	771,866	838,947
6.000%, 11/1/2037	631,773	686,679
6.000%, 12/1/2037	137,135	149,053
6.500%, 9/1/2016	29,619	31,505
7.500%, 9/1/2013	69	69
7.500%, 4/1/2024	101,601	119,255
7.500%, 4/1/2027	43,871	52,321

8.000%, 8/1/2030	59,566	72,973
8.500%, 9/1/2024	49,618	59,931
9.000%, 6/1/2019	42,076	46,021
9.500%, 2/1/2025	32,830	34,220

		34,183,298

Federal National Mortgage Association - 60.2%
2.500%, 11/1/2027 (1)	2,141,352	2,187,548
2.500%, 4/1/2028	3,959,088	4,044,497
2.500%, 4/1/2028	3,960,932	4,046,999
2.500%, 6/15/2028 (4)	12,000,000	12,247,968
3.000%, 12/1/2027	1,921,893	2,003,238
3.000%, 6/15/2028 (4)	5,000,000	5,203,905
3.000%, 8/1/2032	392,238	401,044
3.000%, 9/1/2032	2,878,610	2,952,994
3.000%, 12/1/2042	2,557,985	2,572,346
3.000%, 2/1/2043	541,546	544,734
3.000%, 6/15/2043 (4)	5,000,000	5,023,440
3.017%, 8/1/2041 (3)	1,049,465	1,099,375
3.023%, 3/1/2041 (3)	1,149,181	1,207,094
3.102%, 5/1/2041 (3)	1,125,617	1,179,006
3.226%, 7/1/2041 (3)	2,494,051	2,617,227
3.500%, 7/1/2032	885,219	923,661
3.500%, 4/1/2042	999,539	1,037,791
3.500%, 5/1/2042	1,964,173	2,036,272
3.500%, 10/1/2042	2,870,788	2,976,166
3.500%, 10/1/2042	2,556,737	2,650,587
3.500%, 11/1/2042	963,305	998,665
3.500%, 12/1/2042	2,121,886	2,199,774
3.500%, 6/15/2043 (4)	15,000,000	15,537,300
4.000%, 11/1/2031	1,911,326	2,030,077
4.000%, 11/1/2040	875,350	923,444
4.000%, 1/1/2041	1,941,218	2,073,959
4.000%, 1/1/2041	1,379,672	1,455,474
4.000%, 2/1/2041 (1)	3,058,157	3,240,398
4.000%, 3/1/2041	491,358	526,645
4.000%, 10/1/2041	499,654	527,730
4.000%, 11/1/2041	1,671,553	1,764,960
4.500%, 6/1/2039	2,595,520	2,843,768
4.500%, 8/1/2041	3,283,441	3,516,427
5.000%, 5/1/2018	593,081	636,054
5.000%, 3/1/2035	1,159,818	1,259,121
5.000%, 7/1/2035	1,011,077	1,094,800
5.000%, 5/1/2042	2,626,052	2,878,794
5.500%, 1/1/2023	468,558	507,830
5.500%, 10/1/2024	714,123	781,118
5.500%, 2/1/2036	609,578	668,194
5.500%, 7/1/2036	1,195,918	1,310,916
5.500%, 12/1/2036	2,527,025	2,741,592
5.500%, 8/1/2037	2,163,797	2,358,342
6.000%, 9/1/2013	2,753	2,764
6.000%, 10/1/2016	102,054	107,855
6.000%, 9/1/2021	741,915	812,225
6.000%, 5/1/2039	2,405,752	2,645,165
6.500%, 9/1/2016	70,273	74,717
6.500%, 9/1/2016	155,190	165,002
6.500%, 8/1/2030	976,557	1,135,541
6.500%, 12/1/2031	58,053	64,938
6.500%, 11/1/2037	360,098	398,736

7.000%, 3/1/2029	124,611	147,172
7.000%, 7/1/2029	328,727	388,243
7.000%, 2/1/2030	267,324	315,722
7.500%, 10/1/2030	48,981	56,392
8.000%, 10/1/2028	525,905	616,285
8.000%, 4/1/2030	91,204	111,507

		115,873,538
Government National Mortgage Association - 7.7%
3.000%, 6/15/2043 (4)	10,000,000	10,183,980
5.000%, 4/15/2034	734,718	799,649
5.500%, 9/15/2033	1,536,508	1,683,461
6.000%, 12/20/2033	1,742,615	2,016,937
7.000%, 8/15/2031	82,358	97,097
9.500%, 10/15/2024	31,452	33,762

		14,814,886

Total U.S. Government Agency-Mortgage Securities (identified cost $164,351,337)		164,871,722

Short-Term Investments - 14.4%

Collateral Pool Investments for Securities on Loan - 2.7%
Collateral pool allocation (12)		5,380,167
Mutual Funds - 11.7%
BMO Government Money Market Fund, Class I, 0.010% (10)	22,456,121	22,456,121

Total Short-Term Investments (identified cost $27,836,288)		27,836,288

Total Investments - 127.9% (identified cost $246,129,284)		246,326,831
Other Assets and Liabilities - (27.9)%		(53,808,099)

Total Net Assets - 100.0%		$192,518,732

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.7%

Automobiles - 2.7%
Ford Credit Auto Owner Trust, Class A4, (Series 2009-C), 4.430%, 11/15/2014	$1,675,443	$1,682,763
Ford Credit Auto Owner Trust, Class A4, (Series 2009-D), 2.980%, 8/15/2014	411,592	412,900
Ford Credit Auto Owner Trust, Class A4, (Series 2009-E), 2.420%, 11/15/2014	1,138,353	1,144,629
Hyundai Auto Receivables Trust, Class A4, (Series 2009-A), 3.150%, 3/15/2016	261,331	263,682
Mercedes-Benz Auto Receivables Trust, Class A4, (Series 2010-1), 2.140%, 8/15/2016	525,000	527,543

Total Asset-Backed Securities (identified cost $4,047,906)		4,031,517

Commercial Mortgage Securities - 0.7%

Private Sponsor - 0.7%
Citigroup Commercial Mortgage Trust, Class A4, (Series 2004-C1), 5.438%, 4/15/2040 (3)	1,000,000	1,027,120

Total Commercial Mortgage Securities (identified cost $1,036,721)		1,027,120

Corporate Bonds & Notes - 83.8%

Agriculture - 1.6%
Altria Group, Inc., 10.200%, 2/6/2039	300,000	479,154
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019	250,000	320,357
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,283,665
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	313,858

		2,397,034
Auto Manufacturers - 1.5%
Daimler Finance North America LLC, 1.059%, 4/10/2014 (3) (5) (6)	2,000,000	2,008,892
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (1) (5) (6)	200,000	205,500

		2,214,392
Banks - 9.7%
Bancolombia SA, 5.125%, 9/11/2022	500,000	497,500
Bank of America Corp., 1.104%, 3/22/2016 (3)	1,500,000	1,501,861
Discover Bank, 7.000%, 4/15/2020	1,000,000	1,212,805
Goldman Sachs Group, Inc., 6.750%, 10/1/2037 (1)	1,000,000	1,093,984
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	300,000	372,278
Intesa Sanpaolo SpA, 3.875%, 1/16/2018	1,500,000	1,480,868
JPMorgan Chase & Co., 1.075%, 1/24/2014 (3)	1,000,000	1,004,989
JPMorgan Chase & Co., 1.330%, 3/20/2015 (3)	1,500,000	1,518,237
JPMorgan Chase & Co., 4.625%, 5/10/2021 (1)	300,000	330,722
Morgan Stanley, 5.500%, 1/26/2020 (1)	1,000,000	1,129,254
Morgan Stanley, 5.500%, 7/28/2021	1,000,000	1,129,692
Wachovia Corp., 0.616%, 10/28/2015 (3)	750,000	744,938
Wells Fargo & Co., 0.476%, 10/28/2015 (3)	1,500,000	1,497,389
Wells Fargo & Co., 1.205%, 6/26/2015 (3)	1,000,000	1,014,343

		14,528,860
Beverages - 1.3%
Fomento Economico Mexicano SAB de C.V., 4.375%, 5/10/2043	1,000,000	906,471
PepsiCo, Inc., 0.483%, 2/26/2016 (3)	1,000,000	1,002,298

		1,908,769

Chemicals - 2.0%
Braskem America Finance Co., 7.125%, 7/22/2041 (1) (5) (6)	1,000,000	1,015,000
Dow Chemical Co., 8.550%, 5/15/2019	250,000	333,044
Mexichem SAB de C.V., 6.750%, 9/19/2042 (1) (5) (6)	1,500,000	1,642,500

		2,990,544
Commercial Services - 1.6%
ADT Corp., 4.125%, 6/15/2023	500,000	500,404
ADT Corp., 4.875%, 7/15/2042	1,000,000	922,096
McGraw-Hill, Inc., 6.550%, 11/15/2037	1,000,000	1,037,415

		2,459,915
Computers - 2.7%
Hewlett-Packard Co., 6.000%, 9/15/2041	1,000,000	1,012,325
International Business Machines Corp., 6.500%, 10/15/2013	2,000,000	2,044,852
Seagate HDD Cayman, 4.750%, 6/1/2023 (5) (6)	1,000,000	975,000

		4,032,177
Diversified Financial Services - 7.7%
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (5) (6)	250,000	284,283
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	350,000	422,513
CME Group, Inc., 5.400%, 8/1/2013	1,500,000	1,511,512
CNH Capital LLC, 3.625%, 4/15/2018 (5) (6)	1,000,000	1,010,000
Ford Motor Credit Co. LLC, 1.525%, 5/9/2016 (3)	1,000,000	1,005,025
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	100,000	107,176
Jefferies Group, Inc., 6.500%, 1/20/2043	2,000,000	2,140,754
Jefferies Group, Inc., 8.500%, 7/15/2019 (1)	250,000	317,500
Legg Mason, Inc., 5.500%, 5/21/2019	1,000,000	1,076,588
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018 (1)	250,000	298,113
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020 (1)	500,000	537,545
Nomura Holdings, Inc., 1.730%, 9/13/2016 (3)	1,500,000	1,508,361
SLM Corp., 7.250%, 1/25/2022 (1)	1,250,000	1,321,875

		11,541,245
Electric - 2.3%
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,117,000
Georgia Power Co., 0.600%, 3/15/2016 (3)	500,000	500,620
Puget Energy, Inc., 5.625%, 7/15/2022	750,000	824,905
Saudi Electricity Global Sukuk Co., 3.473%, 4/8/2023 (5) (6)	1,000,000	993,750

		3,436,275
Environmental Control - 0.2%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	310,035
Food - 2.0%
Ingredion, Inc., 6.625%, 4/15/2037	750,000	890,587
Kroger Co., 7.500%, 1/15/2014	2,000,000	2,083,336

		2,973,923
Forest Products & Paper - 0.2%
International Paper Co., 8.700%, 6/15/2038	250,000	360,755
Healthcare-Products - 0.2%
Hospira, Inc., 6.400%, 5/15/2015	300,000	326,400
Healthcare-Services - 1.9%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/2018	500,000	532,500
Humana, Inc., 8.150%, 6/15/2038	850,000	1,182,277
Quest Diagnostics, Inc., 1.134%, 3/24/2014 (3)	1,000,000	1,004,380
Quest Diagnostics, Inc., 6.400%, 7/1/2017	150,000	172,695

		2,891,852
Home Furnishings - 1.1%
Whirlpool Corp., 8.600%, 5/1/2014	1,500,000	1,605,695

Insurance - 4.9%
Aflac, Inc., 6.900%, 12/17/2039	295,000	379,503
Aflac, Inc., 8.500%, 5/15/2019	300,000	399,809
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	335,915
Berkshire Hathaway Finance Corp., 5.000%, 8/15/2013	1,000,000	1,009,165
Berkshire Hathaway, Inc., 0.975%, 8/15/2014 (3)	1,500,000	1,512,474
Berkshire Hathaway, Inc., 3.200%, 2/11/2015	100,000	104,511
ING US, Inc., 5.500%, 7/15/2022 (5) (6)	1,000,000	1,118,000
Lincoln National Corp., 7.000%, 6/15/2040	250,000	325,961
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	300,000	401,389
MetLife, Inc., 1.523%, 8/6/2013 (3)	1,250,000	1,252,605
Primerica, Inc., 4.750%, 7/15/2022	500,000	542,893

		7,382,225
Internet - 0.7%
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,111,884
Investment Companies - 1.0%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	1,105,000
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5) (6)	250,000	325,000

		1,430,000
Iron/Steel - 2.4%
ArcelorMittal, 6.000%, 3/1/2021 (1) (3)	500,000	521,250
ArcelorMittal, 7.500%, 10/15/2039	1,000,000	1,008,750
Cliffs Natural Resources, Inc., 4.800%, 10/1/2020 (1)	1,000,000	964,911
Vale SA, 5.625%, 9/11/2042 (1)	1,250,000	1,171,694

		3,666,605
Lodging - 0.7%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,108,206
Media - 5.0%
CBS Corp., 8.875%, 5/15/2019	250,000	330,360
DIRECTV Holdings LLC, 5.150%, 3/15/2042	2,000,000	1,950,316
NBCUniversal Enterprise, Inc., 0.817%, 4/15/2016 (3) (5) (6)	1,000,000	1,005,446
Time Warner Cable, Inc., 4.500%, 9/15/2042 (1)	1,000,000	895,398
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	3,000,000	3,016,599
Viacom, Inc., 6.125%, 10/5/2017	250,000	294,746

		7,492,865
Mining - 2.5%
Barrick North America Finance LLC, 5.700%, 5/30/2041	1,000,000	946,744
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	300,000	322,242
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (1)	100,000	135,405
Southern Copper Corp., 5.250%, 11/8/2042 (1)	1,000,000	871,829
Xstrata Finance Canada, Ltd., 5.550%, 10/25/2042 (1) (5) (6)	1,500,000	1,478,151

		3,754,371
Office/Business Equipment - 0.3%
Xerox Corp., 1.680%, 9/13/2013 (3)	500,000	501,118
Oil & Gas - 7.2%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	500,000	547,500
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5) (6)	750,000	849,375
Hess Corp., 8.125%, 2/15/2019	300,000	386,617
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (1) (5) (6)	1,000,000	958,750
Nabors Industries, Inc., 4.625%, 9/15/2021	1,000,000	1,036,836
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	316,357
Petrobras Global Finance BV, 5.625%, 5/20/2043	1,000,000	935,567
Pride International, Inc., 6.875%, 8/15/2020	1,000,000	1,239,156
Rowan Cos., Inc., 5.400%, 12/1/2042	1,750,000	1,707,391
Transocean, Inc., 7.350%, 12/15/2041	750,000	928,480
Transocean, Inc., 7.500%, 4/15/2031	250,000	302,879
Valero Energy Corp., 6.625%, 6/15/2037 (1)	1,000,000	1,214,744
Valero Energy Corp., 9.375%, 3/15/2019	250,000	339,005

		10,762,657

Oil & Gas Services - 0.3%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	325,315
Weatherford International, Ltd., 9.875%, 3/1/2039	100,000	144,234

		469,549
Packaging & Containers - 0.2%
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	302,068
Pharmaceuticals - 1.7%
Endo Health Solutions, Inc., 7.000%, 7/15/2019	1,000,000	1,080,000
Merck & Co., Inc., 5.300%, 12/1/2013	1,500,000	1,536,199

		2,616,199
Pipelines - 1.8%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	250,000	325,328
Energy Transfer Partners LP, 6.500%, 2/1/2042	1,500,000	1,694,886
Energy Transfer Partners LP, 9.000%, 4/15/2019 (1)	250,000	326,588
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (1)	150,000	198,313
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	250,000	231,250

		2,776,365
Real Estate Investment Trusts - 1.8%
EPR Properties, 5.750%, 8/15/2022	1,500,000	1,623,579
Health Care REIT, Inc., 4.125%, 4/1/2019 (1)	500,000	540,159
Hospitality Properties Trust, 4.500%, 6/15/2023 (4)	500,000	499,343

		2,663,081
Retail - 5.2%
Brinker International, Inc., 3.875%, 5/15/2023	1,000,000	982,959
Kohl’s Corp., 6.875%, 12/15/2037	150,000	177,156
Limited Brands, Inc., 6.950%, 3/1/2033	500,000	520,625
Limited Brands, Inc., 7.600%, 7/15/2037	1,250,000	1,350,000
PVH Corp., 4.500%, 12/15/2022 (1)	600,000	601,500
QVC, Inc., 5.125%, 7/2/2022	250,000	267,585
QVC, Inc., 5.950%, 3/15/2043 (5) (6)	250,000	257,100
Staples, Inc., 9.750%, 1/15/2014	250,000	263,569
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	312,754
Walgreen Co., 0.780%, 3/13/2014 (3)	1,500,000	1,503,334
Walgreen Co., 4.875%, 8/1/2013	1,500,000	1,509,906

		7,746,488
Software - 1.0%
Dun & Bradstreet Corp., 4.375%, 12/1/2022	1,500,000	1,521,704
Sovereign - 0.7%
Costa Rica Government International Bond, 4.375%, 4/30/2025 (5) (6)	1,000,000	977,500
Telecommunications - 7.4%
AT&T, Inc., 0.660%, 2/12/2016 (3)	1,500,000	1,502,854
BellSouth Corp., 6.000%, 11/15/2034	500,000	543,229
CenturyLink, Inc., 7.600%, 9/15/2039	1,500,000	1,507,500
Frontier Communications Corp., 8.125%, 10/1/2018	750,000	865,313
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	520,000
Juniper Networks, Inc., 4.600%, 3/15/2021 (1)	1,000,000	1,059,255
Telecom Italia Capital SA, 7.721%, 6/4/2038	1,500,000	1,629,838
Telefonica Emisiones SAU, 7.045%, 6/20/2036	500,000	574,516
Telefonica Europe BV, 8.250%, 9/15/2030 (1)	1,250,000	1,561,617
Windstream Corp., 7.000%, 3/15/2019	500,000	511,250
Windstream Corp., 7.500%, 6/1/2022	750,000	798,750

		11,074,122
Transportation - 2.0%
Burlington Northern Santa Fe LLC, 7.000%, 2/1/2014	2,000,000	2,082,988
FedEx Corp., 8.000%, 1/15/2019 (1)	250,000	322,453
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	565,000

		2,970,441

Venture Capital - 1.0%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (5) (6)	1,500,000	1,442,882

Total Corporate Bonds & Notes (identified cost $119,014,125)		125,748,201

Municipals - 0.4%

California - 0.4%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	609,935

Total Municipals (identified cost $500,000)		609,935

U.S. Government & U.S. Government Agency Obligations - 6.7%

U.S. Treasury Bonds & Notes - 6.7%
3.375%, 7/31/2013 (1)	1,000,000	1,005,469
4.250%, 8/15/2013 (1)	5,000,000	5,042,970
4.250%, 11/15/2013 (1)	4,000,000	4,075,000

Total U.S. Government & U.S. Government Agency Obligations (identified cost $10,124,029)		10,123,439

Short-Term Investments - 24.6%

Collateral Pool Investments for Securities on Loan - 17.6%
Collateral pool allocation (12)		26,513,489
Mutual Funds - 5.0%
BMO Prime Money Market Fund, Class I, 0.040% (10)	7,463,394	7,463,394
U.S. Treasury Bills - 2.0%
0.020%, 7/11/2013 (9)	$3,000,000	2,999,928

Total Short-Term Investments (identified cost $36,976,823)		36,976,811

Total Investments - 118.9% (identified cost $171,699,604)		178,517,023
Other Assets and Liabilities - (18.9)%		(28,439,100)

Total Net Assets - 100.0%		$150,077,923

Aggregate Bond Fund

SCHEDULE OF INVESTMENTS –

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 3.5%

Automobiles - 2.7%
AmeriCredit Automobile Receivables Trust, Class B, (Series 2012-4), 1.310%, 11/8/2017	$3,000,000	$3,012,453
AmeriCredit Automobile Receivables Trust, Class B, (Series 2012-5), 1.120%, 11/8/2017	3,367,000	3,360,387
CarNow Auto Receivables Trust, Class A, (Series 2012-1A), 2.090%, 1/15/2015 (5) (6)	68,434	68,530
CPS Auto Receivables Trust, Class A, (Series 2012-A), 2.780%, 6/17/2019 (5) (6)	2,463,185	2,510,079
CPS Auto Receivables Trust, Class A, (Series 2012-D), 1.480%, 3/16/2020 (5) (6)	1,611,557	1,616,485

		10,567,934
Other Financial - 0.8%
SLM Student Loan Trust, Class A5, (Series 2004-5A), 0.876%, 10/25/2023 (3) (5) (6)	3,000,000	3,017,142

Total Asset-Backed Securities (identified cost $13,570,585)		13,585,076

Collateralized Mortgage Obligations - 7.9%

Federal National Mortgage Association - 1.9%
1.250%, 6/25/2043, (Series 2013-52)	1,250,000	1,242,155
1.500%, 5/25/2043, (Series 2013-42)	2,210,485	2,212,417
1.500%, 5/25/2043, (Series 2013-60)	2,500,000	2,503,540
1.500%, 6/25/2043, (Series 2013-54)	1,250,000	1,247,266

		7,205,378
Private Sponsor - 6.0%
American Home Mortgage Investment Trust, Class 4A1, (Series 2005-2), 1.917%, 9/25/2045 (3)	675,328	675,462
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	2,648,358	2,823,817
Chase Mortgage Finance Trust, Class 7A1, (Series 2007-A2), 5.357%, 7/25/2037 (3)	815,713	774,950
Chase Mortgage Finance Trust, Class A3, (Series 2006-S4), 6.000%, 12/25/2036	506,456	522,619
Chase Mortgage Finance Trust., Class A1, (Series 2005-S2), 5.500%, 10/25/2035	1,286,999	1,360,995
Chaseflex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	1,037,231	1,029,800
Holmes Master Issuer PLC, Class A2, (Series 2010-1A), 1.677%, 10/15/2054 (3) (5) (6)	1,844,228	1,857,451
Lehman Mortgage Trust, Class 5A1, (Series 2006-2), 5.500%, 4/25/2036	684,139	698,991
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.614%, 11/25/2034 (3)	2,403,975	2,449,867
Sequoia Mortgage Trust, Class A1, (Series 2012-4), 3.500%, 9/25/2042 (3)	2,456,590	2,580,313
Springleaf Mortgage Loan Trust, Class A, (Series 2012-2A), 2.220%, 10/25/2057 (3) (5) (6)	3,269,748	3,387,011
Springleaf Mortgage Loan Trust, Class A, (Series 2012-3A), 1.570%, 12/25/2059 (3) (5) (6)	1,466,501	1,474,657
Wells Fargo Mortgage Backed Securities Trust, Class 2A4, (Series 2006-AR8), 2.721%, 4/25/2036 (3)	318,249	306,475
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2006-AR19), 5.410%, 12/25/2036 (3)	1,649,164	1,630,390
Wells Fargo Mortgage Backed Securities Trust, Class A1, (Series 2007-15), 6.000%, 11/25/2037	2,081,812	2,127,037

		23,699,835

Total Collateralized Mortgage Obligations (identified cost $30,192,305)		30,905,213

Commercial Mortgage Securities - 5.2%

Private Sponsor - 5.2%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2007-4), 5.811%, 2/10/2051 (3)	2,506,476	2,615,247
Banc of America Commercial Mortgage Trust, Class AAB, (Series 2007-1), 5.422%, 1/15/2049	2,313,397	2,396,902
Commercial Mortgage Pass-Through Certificates, Class AM, (Series 2012-CR4), 3.251%, 10/15/2045	3,000,000	2,988,954
JP Morgan Chase Commercial Mortgage Securities Corp., Class ASB, (Series 2007-CB20), 5.688%, 2/12/2051	2,386,316	2,587,972
JP Morgan Chase Commercial Mortgage Securities Trust, Class A3, (Series 2007-CB20), 5.819%, 2/12/2051	3,500,000	3,618,216
LB-UBS Commercial Mortgage Trust, Class AAB, (Series 2007-C1), 5.403%, 2/15/2040	966,006	1,006,252
Morgan Stanley Bank of America Merrill Lynch Trust, Class A4, (Series 2013-C7), 2.918%, 2/15/2046	2,000,000	1,969,258
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 5.894%, 6/11/2049 (3)	3,000,000	3,446,031

Total Commercial Mortgage Securities (identified cost $21,081,093)		20,628,832

Corporate Bonds & Notes - 47.9%

Advertising - 0.9%
WPP Finance 2010, 5.125%, 9/7/2042	1,500,000	1,483,283
WPP Finance UK, 8.000%, 9/15/2014	2,000,000	2,173,090

		3,656,373
Agriculture - 0.5%
Imperial Tobacco Finance PLC, 2.050%, 2/11/2018 (5) (6)	2,000,000	1,996,336
Auto Manufacturers - 2.1%
Daimler Finance North America LLC, 1.875%, 1/11/2018 (5) (6)	4,000,000	3,986,656
Volkswagen International Finance NV, 2.875%, 4/1/2016 (5) (6)	4,000,000	4,189,928

		8,176,584
Banks - 6.3%
Abbey National Treasury Services PLC/London, 3.875%, 11/10/2014 (5) (6)	3,500,000	3,628,569
ANZ National Int’l, Ltd./London, 1.850%, 10/15/2015 (5) (6)	3,500,000	3,580,388
Bank of America Corp., 1.696%, 1/30/2014 (3)	2,500,000	2,519,465
Bank of America Corp., 2.000%, 1/11/2018	3,000,000	2,976,330
Bank of America Corp., 3.750%, 7/12/2016 (1)	2,000,000	2,124,504
HSBC Bank PLC, 1.625%, 7/7/2014 (1) (5) (6)	3,500,000	3,545,472
JPMorgan Chase & Co., 3.250%, 9/23/2022	3,000,000	2,941,968
Svenska Handelsbanken AB, 1.625%, 3/21/2018	3,500,000	3,490,980

		24,807,676
Biotechnology - 0.5%
Gilead Sciences, Inc., 2.400%, 12/1/2014	2,000,000	2,049,520
Building Materials - 1.3%
CRH America, Inc., 5.750%, 1/15/2021	4,500,000	5,063,981
Commercial Services - 0.5%
ADT Corp., 2.250%, 7/15/2017	2,000,000	2,003,810
Computers - 1.7%
Hewlett-Packard Co., 2.600%, 9/15/2017 (1)	4,500,000	4,580,226
NetApp, Inc., 2.000%, 12/15/2017 (1)	2,000,000	1,979,350

		6,559,576
Distribution/Wholesale - 0.8%
Arrow Electronics, Inc., 3.000%, 3/1/2018 (1)	3,000,000	3,051,612
Diversified Financial Services - 3.2%
Ford Motor Credit Co. LLC, 3.984%, 6/15/2016 (1)	3,000,000	3,185,646
General Electric Capital Corp., 2.300%, 4/27/2017 (1)	3,500,000	3,605,378
LeasePlan Corp., 2.500%, 5/16/2018 (5) (6)	3,750,000	3,670,954
Woodside Finance, Ltd., 4.600%, 5/10/2021 (5) (6)	2,000,000	2,189,576

		12,651,554
Electric - 3.9%
Alliant Energy Corp., 4.000%, 10/15/2014	6,000,000	6,253,926
Appalachian Power Co., 3.400%, 5/24/2015	2,000,000	2,093,572
Duke Energy Corp., 1.625%, 8/15/2017 (1)	2,000,000	2,001,116
Entergy Corp., 3.625%, 9/15/2015	5,000,000	5,199,805

		15,548,419
Electronics - 0.5%
Thermo Fisher Scientific, Inc., 3.600%, 8/15/2021	2,000,000	2,036,220
Healthcare-Products - 2.0%
CareFusion Corp., 5.125%, 8/1/2014	3,000,000	3,148,020
DENTSPLY International, Inc., 2.750%, 8/15/2016	3,500,000	3,617,946
Mallinckrodt International Finance SA, 4.750%, 4/15/2023 (5) (6)	1,000,000	1,016,086

		7,782,052

Healthcare-Services - 0.8%
WellPoint, Inc., 4.625%, 5/15/2042	3,000,000	2,988,528
Insurance - 2.9%
Berkshire Hathaway, Inc., 4.500%, 2/11/2043 (1)	2,500,000	2,471,975
First American Financial Corp., 4.300%, 2/1/2023	2,000,000	2,029,140
Hartford Financial Services Group, Inc., 4.300%, 4/15/2043	2,000,000	1,894,012
Markel Corp., 5.000%, 3/30/2043 (1)	1,000,000	983,283
Prudential Covered Trust 2012-1, 2.997%, 9/30/2015 (5) (6)	1,800,000	1,868,207
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (5) (6)	2,000,000	1,991,008

		11,237,625
Iron/Steel - 0.5%
ArcelorMittal, 5.375%, 6/1/2013	2,000,000	2,000,000
Media - 2.2%
DIRECTV Holdings LLC, 3.125%, 2/15/2016	3,000,000	3,148,386
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (5) (6)	2,000,000	1,999,190
NBCUniversal Media LLC, 5.150%, 4/30/2020	3,000,000	3,548,028

		8,695,604
Mining - 1.7%
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/2022 (1)	1,500,000	1,463,001
Newmont Mining Corp., 4.875%, 3/15/2042	2,500,000	2,156,505
Xstrata Finance Canada, Ltd., 2.700%, 10/25/2017 (1) (5) (6)	3,000,000	3,034,707

		6,654,213
Office/Business Equipment - 1.0%
Xerox Corp., 1.680%, 9/13/2013 (3)	4,000,000	4,008,944
Oil & Gas - 2.1%
BP Capital Markets PLC, 2.750%, 5/10/2023	2,900,000	2,769,401
Petrobras Global Finance BV, 5.625%, 5/20/2043	1,700,000	1,590,464
Petroleos Mexicanos, 3.500%, 1/30/2023 (5) (6)	2,000,000	1,905,000
Transocean, Inc., 3.800%, 10/15/2022 (1)	2,000,000	1,971,250

		8,236,115
Pharmaceuticals - 1.8%
Cardinal Health, Inc., 4.600%, 3/15/2043	2,000,000	1,921,744
Express Scripts Holding Co., 2.650%, 2/15/2017	5,000,000	5,189,190

		7,110,934
Pipelines - 1.9%
Energy Transfer Partners LP, 3.600%, 2/1/2023 (1)	3,500,000	3,422,937
Kinder Morgan Energy Partners LP, 3.500%, 3/1/2016 (1)	2,000,000	2,130,140
Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042 (1)	2,000,000	1,984,968

		7,538,045
Real Estate Investment Trusts - 1.3%
Kimco Realty Corp., 3.125%, 6/1/2023	3,000,000	2,894,742
Ventas Realty LP, 4.250%, 3/1/2022 (1)	2,000,000	2,120,632

		5,015,374
Semiconductors - 1.5%
Samsung Electronics America, Inc., 1.750%, 4/10/2017 (5) (6)	2,000,000	2,008,460
TSMC Global, Ltd., 1.625%, 4/3/2018 (5) (6)	4,000,000	3,958,356

		5,966,816
Telecommunications - 6.0%
AT&T, Inc., 2.625%, 12/1/2022 (1)	2,000,000	1,904,150
AT&T, Inc., 5.100%, 9/15/2014	3,500,000	3,699,454
Cellco Partnership / Verizon Wireless Capital LLC, 5.550%, 2/1/2014	5,200,000	5,361,429
Deutsche Telekom International Finance BV, 3.125%, 4/11/2016 (5) (6)	3,500,000	3,693,032
Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	3,500,000	3,592,260
Telefonica Emisiones SAU, 3.192%, 4/27/2018	2,500,000	2,514,738
Vodafone Group PLC, 1.500%, 2/19/2018	3,000,000	2,967,447

		23,732,510

Total Corporate Bonds & Notes (identified cost $185,857,126)		188,568,421

Municipals - 0.8%

Pennsylvania - 0.8%
Philadelphia Authority for Industrial Development, 1.200%, 4/1/2014	3,000,000	3,020,160

Total Municipals (identified cost $3,000,000)		3,020,160

U.S. Government & U.S. Government Agency Obligations - 11.8%

U.S. Treasury Bonds & Notes - 11.8%
0.750%, 2/28/2018 (1)	10,000,000	9,886,720
1.250%, 2/29/2020 (1)	20,000,000	19,689,060
2.875%, 5/15/2043 (1)	10,000,000	9,190,630
3.125%, 2/15/2043 (1)	8,000,000	7,746,248

Total U.S. Government & U.S. Government Agency Obligations (identified cost $47,230,673)		46,512,658

U.S. Government Agency-Mortgage Securities - 29.0%

Federal Home Loan Mortgage Corporation - 6.6%
3.000%, 11/1/2042	1,981,027	1,987,337
3.000%, 12/1/2042	2,900,951	2,909,285
3.500%, 12/1/2040	1,578,811	1,643,045
3.500%, 12/1/2041	1,615,079	1,680,789
3.500%, 3/1/2042	545,100	567,277
3.500%, 12/1/2042	1,265,891	1,309,087
4.000%, 4/1/2026	1,303,995	1,378,294
4.000%, 10/1/2031	1,840,515	1,954,350
4.000%, 12/1/2040	544,393	582,062
4.000%, 8/1/2041	391,637	412,005
4.500%, 9/1/2031	872,451	945,493
4.500%, 3/1/2039	464,322	501,120
4.500%, 5/1/2039	1,652,044	1,775,919
4.500%, 2/1/2040	421,357	447,310
4.500%, 11/1/2040	1,104,383	1,194,150
4.500%, 2/1/2041	2,353,228	2,537,886
5.000%, 12/1/2022	237,674	255,202
5.000%, 12/1/2035	253,292	271,771
5.000%, 1/1/2038	168,159	179,796
5.000%, 3/1/2038	519,030	554,950
5.000%, 3/1/2038	131,756	140,874
5.000%, 1/1/2040	478,363	525,371
6.000%, 6/1/2037	767,861	834,594
6.000%, 11/1/2037	385,228	418,707
6.000%, 1/1/2038	794,691	863,756

		25,870,430
Federal National Mortgage Association - 21.1%
2.500%, 11/1/2027 (1)	3,849,622	3,932,670
2.500%, 4/1/2028	1,980,466	2,023,499
2.500%, 4/1/2028	1,979,544	2,022,248
2.500%, 6/15/2028 (4)	9,500,000	9,696,308
3.000%, 12/1/2027	1,921,893	2,003,238
3.000%, 6/15/2028 (4)	7,000,000	7,285,467
3.000%, 9/1/2032	3,358,379	3,445,159
3.000%, 12/1/2042	2,945,856	2,962,394
3.000%, 6/15/2043 (4)	2,000,000	2,009,376
3.017%, 8/1/2041 (3)	655,915	687,109
3.023%, 3/1/2041 (3)	718,238	754,434
3.102%, 5/1/2041 (3)	703,510	736,879
3.226%, 7/1/2041 (3)	1,558,782	1,635,767
3.500%, 7/1/2032	885,219	923,661
3.500%, 5/1/2042	1,964,173	2,036,272
3.500%, 10/1/2042	2,430,359	2,519,570
3.500%, 10/1/2042	1,913,859	1,984,111
3.500%, 11/1/2042	963,305	998,665

3.500%, 12/1/2042	1,987,715	2,060,678
3.500%, 6/15/2043 (4)	11,000,000	11,394,020
4.000%, 11/1/2031	1,146,796	1,218,046
4.000%, 11/1/2040	687,775	725,563
4.000%, 1/1/2041	1,164,731	1,244,375
4.000%, 2/1/2041 (1)	4,770,724	5,055,021
4.000%, 3/1/2041	339,653	364,046
4.000%, 11/1/2041	1,253,665	1,323,720
4.500%, 6/1/2039	2,307,129	2,527,794
4.500%, 8/1/2041	1,313,376	1,406,571
5.000%, 7/1/2022	1,137,126	1,225,380
5.000%, 3/1/2035	869,864	944,341
5.000%, 5/1/2042	1,750,701	1,919,196
5.500%, 2/1/2034	155,543	170,111
5.500%, 7/1/2036	861,575	944,423
5.500%, 8/1/2037	1,654,668	1,803,438
5.500%, 6/1/2038	177,037	191,848
6.000%, 5/1/2039	768,337	844,799
6.500%, 11/1/2037	180,049	199,368

		83,219,565
Government National Mortgage Association - 1.3%
3.000%, 6/15/2043 (4)	5,000,000	5,091,990

Total U.S. Government Agency-Mortgage Securities (identified cost $114,852,598)		114,181,985

Short-Term Investments - 23.2%

Collateral Pool Investments for Securities on Loan - 20.6%
Collateral pool allocation (12)		81,262,345

Mutual Funds - 2.6%
BMO Prime Money Market Fund, Class I, 0.040% (10)	10,141,088	10,141,088

Total Short-Term Investments (identified cost $91,403,433)		91,403,433

Total Investments - 129.3% (identified cost $507,187,813)		508,805,778
Other Assets and Liabilities - (29.3)%		(115,435,612)

Total Net Assets - 100.0%		$393,370,166

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 6.3%

Automobiles - 6.3%
Ally Auto Receivables Trust, Class A4, (Series 2009-B), 3.050%, 12/15/2014 (5) (6)	$2,830,089	$2,852,404
BMW Vehicle Owner Trust, Class A4, (Series 2010-A), 2.100%, 10/25/2016	1,016,353	1,018,812
CarMax Auto Owner Trust, Class A4, (Series 2009-2), 2.820%, 12/15/2014	3,572,392	3,601,432
Ford Credit Auto Owner Trust, Class A4, (Series 2009-C), 4.430%, 11/15/2014	3,754,010	3,770,411
Ford Credit Auto Owner Trust, Class A4, (Series 2009-D), 2.980%, 8/15/2014	1,028,981	1,032,250
Ford Credit Auto Owner Trust, Class A4, (Series 2009-E), 2.420%, 11/15/2014	3,631,785	3,651,807
Hyundai Auto Receivables Trust, Class A4, (Series 2009-A), 3.150%, 3/15/2016	664,994	670,976
Hyundai Auto Receivables Trust, Class A4, (Series 2010-A), 2.450%, 12/15/2016	7,764,000	7,897,300
USAA Auto Owner Trust, Class A4, (Series 2010-1), 2.140%, 9/15/2015	1,423,708	1,424,789

Total Asset-Backed Securities (identified cost $25,957,850)		25,920,181

Commercial Mortgage Securities - 2.3%

Private Sponsor - 2.3%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (3)	500,000	579,810
Citigroup Commercial Mortgage Trust, Class A4, (Series 2004-C1), 5.438%, 4/15/2040 (3)	4,000,000	4,108,480
Commercial Mortgage Trust, Class A7, (Series 2004-GG1), 5.317%, 6/10/2036 (3)	4,570,478	4,672,788
JP Morgan Chase Commercial Mortgage Securities Corp., Class A2, (Series 2005-CB13), 5.247%, 1/12/2043	43,343	43,699

Total Commercial Mortgage Securities (identified cost $9,223,607)		9,404,777

Corporate Bonds & Notes - 61.7%

Agriculture - 0.6%
Altria Group, Inc., 10.200%, 2/6/2039	250,000	399,295
Bunge, Ltd. Finance Corp., 8.500%, 6/15/2019 (1)	500,000	640,714
Lorillard Tobacco Co., 8.125%, 5/1/2040	1,000,000	1,283,665
Reynolds American, Inc., 7.750%, 6/1/2018	250,000	313,858

		2,637,532
Auto Manufacturers - 0.9%
Daimler Finance North America LLC, 0.894%, 3/28/2014 (3) (5) (6)	1,500,000	1,504,512
Daimler Finance North America LLC, 1.059%, 4/10/2014 (3) (5) (6)	2,000,000	2,008,892

		3,513,404
Banks - 6.5%
Banco Bradesco SA/Cayman Islands, 5.750%, 3/1/2022 (1) (5) (6)	1,000,000	1,052,000
BanColombia SA, 5.950%, 6/3/2021	750,000	825,000
Bank of America Corp., 1.104%, 3/22/2016 (3)	5,000,000	5,006,205
Bank of New York Mellon Corp., 0.554%, 1/31/2014 (3)	1,075,000	1,076,837
Capital One Financial Corp., 6.250%, 11/15/2013	2,000,000	2,051,234
Discover Bank, 7.000%, 4/15/2020 (1)	1,000,000	1,212,805
Goldman Sachs Group, Inc., 6.750%, 10/1/2037 (1)	750,000	820,488
Goldman Sachs Group, Inc., 7.500%, 2/15/2019	700,000	868,649
Intesa Sanpaolo SpA, 3.875%, 1/16/2018	1,500,000	1,480,868
JPMorgan Chase & Co., 0.726%, 4/23/2015 (3)	1,000,000	1,000,475
JPMorgan Chase & Co., 1.075%, 1/24/2014 (3)	2,500,000	2,512,472
JPMorgan Chase & Co., 1.330%, 3/20/2015 (3)	1,500,000	1,518,237
Morgan Stanley, 5.500%, 7/28/2021 (1)	1,500,000	1,694,538
Royal Bank of Canada, 0.976%, 10/30/2014 (3)	750,000	756,533
Wells Fargo & Co., 0.476%, 10/28/2015 (3)	5,000,000	4,991,295

		26,867,636

Beverages - 2.4%
Anheuser-Busch InBev Worldwide, Inc., 0.826%, 1/27/2014 (3)	1,000,000	1,003,981
Constellation Brands, Inc., 4.250%, 5/1/2023 (1)	1,000,000	985,000
Fomento Economico Mexicano SAB de C.V., 4.375%, 5/10/2043	3,000,000	2,719,413
PepsiCo, Inc., 0.483%, 2/26/2016 (3)	5,000,000	5,011,490

		9,719,884
Chemicals - 0.8%
Braskem America Finance Co., 7.125%, 7/22/2041 (1) (5) (6)	1,000,000	1,015,000
Dow Chemical Co., 9.400%, 5/15/2039	500,000	790,286
Mexichem SAB de C.V., 6.750%, 9/19/2042 (1) (5) (6)	1,500,000	1,642,500

		3,447,786
Commercial Services - 1.5%
ADT Corp., 4.125%, 6/15/2023	500,000	500,404
ADT Corp., 4.875%, 7/15/2042	3,000,000	2,766,288
McGraw-Hill, Inc., 6.550%, 11/15/2037	3,000,000	3,112,245

		6,378,937
Computers - 3.2%
Apple, Inc., 3.850%, 5/4/2043	3,000,000	2,764,875
Hewlett-Packard Co., 6.000%, 9/15/2041	2,500,000	2,530,812
International Business Machines Corp., 6.500%, 10/15/2013 (1)	5,000,000	5,112,130
Seagate HDD Cayman, 4.750%, 6/1/2023 (5) (6)	3,000,000	2,925,000

		13,332,817
Distribution/Wholesale - 0.8%
Glencore Funding LLC, 1.433%, 5/27/2016 (3) (5) (6)	1,500,000	1,498,253
Glencore Funding LLC, 4.125%, 5/30/2023 (5) (6)	2,000,000	1,958,300

		3,456,553
Diversified Financial Services - 8.9%
Blackstone Holdings Finance Co. LLC, 6.250%, 8/15/2042 (5) (6)	1,000,000	1,137,131
Blackstone Holdings Finance Co. LLC, 6.625%, 8/15/2019 (5) (6)	400,000	482,872
CME Group, Inc., 5.400%, 8/1/2013	3,250,000	3,274,944
CNH Capital LLC, 3.625%, 4/15/2018 (5) (6)	3,000,000	3,030,000
Ford Motor Credit Co. LLC, 1.525%, 5/9/2016 (3)	4,000,000	4,020,100
General Electric Capital Corp., 0.880%, 1/8/2016 (1) (3)	4,000,000	4,023,240
General Electric Capital Corp., 0.975%, 4/24/2014 (3)	2,500,000	2,515,857
Goldman Sachs Capital I, 6.345%, 2/15/2034	3,000,000	3,092,916
Harley-Davidson Funding Corp., 5.750%, 12/15/2014 (5) (6)	100,000	107,176
Jefferies Group, Inc., 6.500%, 1/20/2043	5,000,000	5,351,885
Jefferies Group, Inc., 8.500%, 7/15/2019 (1)	250,000	317,500
Legg Mason, Inc., 5.500%, 5/21/2019	1,000,000	1,076,588
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018 (1)	250,000	298,113
NASDAQ OMX Group, Inc., 5.550%, 1/15/2020	1,000,000	1,075,089
Nomura Holdings, Inc., 1.730%, 9/13/2016 (3)	4,000,000	4,022,296
SLM Corp., 7.250%, 1/25/2022 (1)	1,500,000	1,586,250
Toyota Motor Credit Corp., 0.446%, 1/23/2015 (3)	1,500,000	1,501,883

		36,913,840
Electric - 2.7%
CMS Energy Corp., 5.050%, 3/15/2022 (1)	1,000,000	1,131,153
Dubai Electricity & Water Authority, 8.500%, 4/22/2015 (5) (6)	1,000,000	1,117,000
Georgia Power Co., 0.600%, 3/15/2016 (3)	4,000,000	4,004,964
Puget Energy, Inc., 5.625%, 7/15/2022	750,000	824,905
Saudi Electricity Global Sukuk Co., 5.060%, 4/8/2043 (1) (5) (6)	4,000,000	3,950,000

		11,028,022
Environmental Control - 0.1%
Waste Management, Inc., 7.375%, 3/11/2019	250,000	310,035
Food - 0.4%
Ingredion, Inc., 6.625%, 4/15/2037	500,000	593,724
Kroger Co., 7.500%, 1/15/2014	925,000	963,543

		1,557,267
Forest Products & Paper - 0.1%
International Paper Co., 8.700%, 6/15/2038	250,000	360,755

Healthcare-Products - 0.4%
Hospira, Inc., 6.400%, 5/15/2015	500,000	544,000
St. Jude Medical, Inc., 4.750%, 4/15/2043	1,000,000	1,000,074

		1,544,074
Healthcare-Services - 0.6%
DaVita HealthCare Partners, Inc., 6.375%, 11/1/2018	500,000	532,500
Humana, Inc., 8.150%, 6/15/2038	500,000	695,457
Quest Diagnostics, Inc., 1.134%, 3/24/2014 (3)	1,000,000	1,004,380
Quest Diagnostics, Inc., 6.400%, 7/1/2017	250,000	287,825

		2,520,162
Home Furnishings - 0.8%
Whirlpool Corp., 8.600%, 5/1/2014	3,000,000	3,211,389
Insurance - 2.5%
Aflac, Inc., 8.500%, 5/15/2019	700,000	932,887
American Financial Group, Inc., 9.875%, 6/15/2019	250,000	335,915
Berkshire Hathaway Finance Corp., 4.300%, 5/15/2043 (1)	1,500,000	1,434,483
Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013 (1)	1,500,000	1,523,752
Berkshire Hathaway Finance Corp., 5.000%, 8/15/2013	1,500,000	1,513,748
Berkshire Hathaway, Inc., 0.975%, 8/15/2014 (3)	1,000,000	1,008,316
Berkshire Hathaway, Inc., 4.500%, 2/11/2043 (1)	1,000,000	988,790
ING US, Inc., 5.500%, 7/15/2022 (5) (6)	1,000,000	1,118,000
Lincoln National Corp., 7.000%, 6/15/2040	250,000	325,961
Marsh & McLennan Cos., Inc., 9.250%, 4/15/2019	350,000	468,288
MetLife, Inc., 1.523%, 8/6/2013 (3)	500,000	501,042

		10,151,182
Internet - 0.7%
eBay, Inc., 4.000%, 7/15/2042 (1)	2,000,000	1,779,374
Expedia, Inc., 5.950%, 8/15/2020	1,000,000	1,111,884

		2,891,258
Investment Companies - 0.6%
IPIC GMTN, Ltd., 5.000%, 11/15/2020 (5) (6)	1,000,000	1,105,000
IPIC GMTN, Ltd., 6.875%, 11/1/2041 (5) (6)	1,000,000	1,300,000

		2,405,000
Iron/Steel - 1.1%
ArcelorMittal, 6.000%, 3/1/2021 (1) (3)	750,000	781,875
ArcelorMittal, 7.500%, 10/15/2039 (3)	1,000,000	1,008,750
Cliffs Natural Resources, Inc., 4.800%, 10/1/2020 (1)	1,000,000	964,911
Vale SA, 5.625%, 9/11/2042 (1)	2,000,000	1,874,710

		4,630,246
Media - 4.2%
CBS Corp., 8.875%, 5/15/2019	500,000	660,720
DIRECTV Holdings LLC, 5.150%, 3/15/2042	3,000,000	2,925,474
NBCUniversal Enterprise, Inc., 0.817%, 4/15/2016 (3) (5) (6)	4,000,000	4,021,784
Time Warner Cable, Inc., 4.500%, 9/15/2042 (1)	3,000,000	2,686,194
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	2,500,000	2,513,832
Viacom, Inc., 6.125%, 10/5/2017	250,000	294,746
Walt Disney Co., 4.500%, 12/15/2013	4,000,000	4,087,556

		17,190,306
Mining - 1.6%
Barrick North America Finance LLC, 5.700%, 5/30/2041	3,000,000	2,840,232
Rio Tinto Finance USA, Ltd., 8.950%, 5/1/2014	350,000	375,949
Rio Tinto Finance USA, Ltd., 9.000%, 5/1/2019 (1)	400,000	541,621
Southern Copper Corp., 5.250%, 11/8/2042 (1)	1,000,000	871,829
Teck Resources, Ltd., 5.400%, 2/1/2043 (1)	1,000,000	945,090
Xstrata Finance Canada, Ltd., 5.550%, 10/25/2042 (5) (6)	1,000,000	985,434

		6,560,155
Oil & Gas - 3.9%
Chesapeake Energy Corp., 6.125%, 2/15/2021 (1)	1,000,000	1,095,000
Dolphin Energy, Ltd., 5.500%, 12/15/2021 (5) (6)	1,500,000	1,698,750
Ecopetrol SA, 7.625%, 7/23/2019 (1)	500,000	612,750

Hess Corp., 8.125%, 2/15/2019	250,000	322,181
KazMunayGas National Co. JSC, 5.750%, 4/30/2043 (1) (5) (6)	3,000,000	2,876,250
Nabors Industries, Inc., 9.250%, 1/15/2019 (1)	250,000	316,357
Petrobras Global Finance BV, 5.625%, 5/20/2043	4,000,000	3,742,268
Pride International, Inc., 7.875%, 8/15/2040	1,000,000	1,430,775
Rowan Cos., Inc., 5.400%, 12/1/2042	3,000,000	2,926,956
Transocean, Inc., 7.350%, 12/15/2041 (1)	500,000	618,986
Transocean, Inc., 7.500%, 4/15/2031	250,000	302,879
Valero Energy Corp., 9.375%, 3/15/2019 (1)	250,000	339,005

		16,282,157
Oil & Gas Services - 0.1%
Weatherford International, Ltd., 9.625%, 3/1/2019	250,000	325,315
Packaging & Containers - 0.1%
Bemis Co., Inc., 6.800%, 8/1/2019	250,000	302,068
Pharmaceuticals - 1.3%
Endo Health Solutions, Inc., 7.000%, 7/15/2019	3,500,000	3,780,000
Merck & Co., Inc., 5.300%, 12/1/2013	1,500,000	1,536,199

		5,316,199
Pipelines - 1.5%
El Paso Pipeline Partners Operating Co. LLC, 7.500%, 11/15/2040	750,000	975,983
Energy Transfer Partners LP, 5.150%, 2/1/2043 (1)	3,000,000	2,907,132
Energy Transfer Partners LP, 6.500%, 2/1/2042 (1)	1,000,000	1,129,924
Energy Transfer Partners LP, 9.000%, 4/15/2019 (1)	250,000	326,589
Kinder Morgan Energy Partners LP, 9.000%, 2/1/2019 (1)	250,000	330,521
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (5) (6)	500,000	462,500

		6,132,649
Real Estate Investment Trusts - 0.5%
EPR Properties, 5.750%, 8/15/2022	1,000,000	1,082,386
Hospitality Properties Trust, 4.500%, 6/15/2023 (4)	1,000,000	998,685

		2,081,071
Retail - 3.8%
Brinker International, Inc., 3.875%, 5/15/2023	2,000,000	1,965,918
Limited Brands, Inc., 6.950%, 3/1/2033	2,500,000	2,603,125
Limited Brands, Inc., 7.600%, 7/15/2037	1,500,000	1,620,000
Macy’s Retail Holdings, Inc., 4.300%, 2/15/2043 (1)	4,000,000	3,638,504
PVH Corp., 4.500%, 12/15/2022 (1)	400,000	401,000
QVC, Inc., 5.125%, 7/2/2022	250,000	267,585
QVC, Inc., 5.950%, 3/15/2043 (5) (6)	1,500,000	1,542,601
Staples, Inc., 9.750%, 1/15/2014	250,000	263,569
Walgreen Co., 0.780%, 3/13/2014 (3)	1,500,000	1,503,334
Walgreen Co., 4.400%, 9/15/2042	2,000,000	1,911,406

		15,717,042
Semiconductors - 0.3%
Intel Corp., 4.250%, 12/15/2042 (1)	1,500,000	1,425,174
Sovereign - 0.9%
Costa Rica Government International Bond, 5.625%, 4/30/2043 (1) (5) (6)	3,000,000	2,947,500
Poland Government International Bond, 5.000%, 3/23/2022	500,000	565,000

		3,512,500
Telecommunications - 5.9%
America Movil SAB de C.V., 4.375%, 7/16/2042	2,500,000	2,230,712
AT&T, Inc., 0.660%, 2/12/2016 (3)	4,000,000	4,007,612
British Telecommunications PLC, 1.405%, 12/20/2013 (3)	1,250,000	1,256,879
CenturyLink, Inc., 7.600%, 9/15/2039	2,000,000	2,010,000
CenturyLink, Inc., 7.650%, 3/15/2042 (1)	2,000,000	2,000,000
Frontier Communications Corp., 7.875%, 1/15/2027 (1)	2,500,000	2,525,000
Frontier Communications Corp., 8.125%, 10/1/2018	500,000	576,875
Frontier Communications Corp., 9.000%, 8/15/2031	500,000	520,000
Telecom Italia Capital SA, 7.721%, 6/4/2038	1,750,000	1,901,478

Telefonica Europe BV, 8.250%, 9/15/2030	1,530,000	1,911,420
Vodafone Group PLC, 0.659%, 2/19/2016 (3)	4,000,000	4,006,608
Windstream Corp., 7.000%, 3/15/2019	500,000	511,250
Windstream Corp., 7.500%, 6/1/2022	1,000,000	1,065,000

		24,522,834
Transportation - 0.7%
Burlington Northern Santa Fe LLC, 7.000%, 2/1/2014	2,000,000	2,082,988
FedEx Corp., 8.000%, 1/15/2019 (1)	250,000	322,454
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (5) (6)	500,000	565,000

		2,970,442
Trucking & Leasing - 0.5%
Aviation Capital Group Corp., 4.625%, 1/31/2018 (5) (6)	2,000,000	2,068,274
Venture Capital - 0.8%
KKR Group Finance Co. II LLC, 5.500%, 2/1/2043 (5) (6)	3,500,000	3,366,724

Total Corporate Bonds & Notes (identified cost $248,262,784)		254,650,689

Municipals - 0.1%

California - 0.1%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	365,961

Total Municipals (identified cost $300,000)		365,961

U.S. Government & U.S. Government Agency Obligations - 19.6%

U.S. Treasury Bonds & Notes - 19.6%
0.125%, 1/15/2023 (1)	4,537,665	4,622,746
0.625%, 7/15/2021 (1)	5,163,500	5,599,170
1.375%, 7/15/2018 (1)	5,396,800	6,062,123
1.750%, 1/15/2028	1,666,515	1,988,751
1.875%, 7/15/2019 (1)	5,450,450	6,364,251
2.125%, 1/15/2019 (1)	4,878,405	5,691,728
3.000%, 5/15/2042 (1)	2,500,000	2,365,625
3.125%, 8/31/2013 (1)	3,000,000	3,022,617
3.125%, 2/15/2043 (1)	4,000,000	3,873,124
3.375%, 7/31/2013 (1)	5,000,000	5,027,345
4.000%, 2/15/2014 (1)	3,000,000	3,081,798
4.250%, 8/15/2013 (1)	15,000,000	15,128,910
4.250%, 11/15/2013 (1)	10,000,000	10,187,500
4.750%, 5/15/2014 (1)	7,500,000	7,827,247

Total U.S. Government & U.S. Government Agency Obligations (identified cost $81,290,005)		80,842,935

U.S. Government Agency-Mortgage Securities - 5.1%

Federal Home Loan Mortgage Corporation - 2.9%
3.000%, 4/1/2043 (4)	7,982,829	8,004,519
4.000%, 12/1/2039	1,492,969	1,570,612
4.000%, 3/1/2041	613,787	645,707
4.000%, 11/1/2041	1,386,725	1,458,843
5.000%, 2/1/2039	355,726	380,345

		12,060,026
Federal National Mortgage Association - 0.7%
4.000%, 2/1/2041	1,068,241	1,126,933
4.000%, 2/1/2041 (1)	1,070,355	1,134,139
6.000%, 12/1/2038	173,732	189,333
6.500%, 10/1/2037	224,661	252,359

		2,702,764

Government National Mortgage Association - 1.5%
4.000%, 10/15/2040	1,231,357	1,312,185
4.000%, 12/15/2040	1,767,137	1,883,134
4.000%, 4/15/2041	1,572,704	1,672,006
5.500%, 8/20/2038	402,351	420,275
5.500%, 2/15/2039	213,428	231,439
6.000%, 10/15/2038	95,062	106,300
6.000%, 12/15/2038	286,126	319,951
6.000%, 1/15/2039	154,403	172,657

		6,117,947

Total U.S. Government Agency-Mortgage Securities (identified cost $20,488,828)		20,880,737

Short-Term Investments - 37.8%

Collateral Pool Investments for Securities on Loan - 28.4%
Collateral pool allocation (12)		117,082,453
Mutual Funds - 7.0%
BMO Prime Money Market Fund, Class I, 0.040% (10)	29,050,043	29,050,043
U.S. Treasury Bills - 2.4%
0.020%, 7/11/2013 (9)	$8,000,000	7,999,808
0.020%, 8/1/2013 (9)	2,000,000	1,999,918

		9,999,726

Total Short-Term Investments (identified cost $156,132,255)		156,132,222

Total Investments - 132.9% (identified cost $541,655,329)		548,197,502
Other Assets and Liabilities - (32.9)%		(135,756,022)

Total Net Assets - 100.0%		$412,441,480

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 92.7%

Advertising - 0.2%
MDC Partners, Inc., 6.750%, 4/1/2020 (5) (6)	$214,000	$219,885
Aerospace/Defense - 1.1%
AAR Corp., 7.250%, 1/15/2022 (5) (6)	123,000	134,070
AAR Corp., 7.250%, 1/15/2022	195,000	212,550
Spirit Aerosystems, Inc., 6.750%, 12/15/2020	300,000	322,500
TransDigm, Inc., 5.500%, 10/15/2020 (5) (6)	55,000	57,200
TransDigm, Inc., 7.750%, 12/15/2018	277,000	303,661

		1,029,981
Agriculture - 0.6%
Alliance One International, Inc., 10.000%, 7/15/2016	204,000	215,475
Vector Group, Ltd., 7.750%, 2/15/2021 (5) (6)	303,000	324,968

		540,443
Airlines - 0.5%
United Airlines, Inc., 6.750%, 9/15/2015 (5) (6)	255,000	267,431
United Continental Holdings, Inc., 6.375%, 6/1/2018	176,000	180,400

		447,831
Apparel - 1.3%
Hanesbrands, Inc., 6.375%, 12/15/2020	275,000	304,563
Perry Ellis International, Inc., 7.875%, 4/1/2019	479,000	516,122
Quiksilver, Inc., 6.875%, 4/15/2015	427,000	427,538

		1,248,223
Auto Manufacturers - 1.3%
Chrysler Group LLC, 8.000%, 6/15/2019	365,000	406,062
Chrysler Group LLC, 8.250%, 6/15/2021	200,000	227,000
Jaguar Land Rover Automotive PLC, 7.750%, 5/15/2018 (5) (6)	300,000	328,500
Navistar International Corp., 8.250%, 11/1/2021	212,000	217,035
Oshkosh Corp., 8.500%, 3/1/2020	50,000	55,875

		1,234,472
Auto Parts & Equipment - 2.7%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	201,000	217,331
Dana Holding Corp., 6.750%, 2/15/2021	320,000	345,600
Goodyear Tire & Rubber Co., 7.000%, 5/15/2022	68,000	73,610
Goodyear Tire & Rubber Co., 8.250%, 8/15/2020	183,000	204,731
Lear Corp., 8.125%, 3/15/2020	240,000	267,600
Meritor, Inc., 6.750%, 6/15/2021	11,000	10,918
Meritor, Inc., 10.625%, 3/15/2018	178,000	196,023
Pittsburgh Glass Works LLC, 8.500%, 4/15/2016 (5) (6)	358,000	370,530
Titan International, Inc., 7.875%, 10/1/2017	250,000	268,750
TRW Automotive, Inc., 8.875%, 12/1/2017 (5) (6)	260,000	278,850
Visteon Corp., 6.750%, 4/15/2019	311,000	333,547

		2,567,490
Banks - 0.7%
CIT Group, Inc., 5.375%, 5/15/2020	52,000	56,290
CIT Group, Inc., 5.500%, 2/15/2019 (5) (6)	564,000	613,350

		669,640
Beverages - 0.1%
Constellation Brands, Inc., 7.250%, 9/1/2016	65,000	75,238
Biotechnology - 0.3%
STHI Holding Corp., 8.000%, 3/15/2018 (5) (6)	278,000	304,410

Building Materials - 2.6%
Ainsworth Lumber Co., Ltd., 7.500%, 12/15/2017 (5) (6)	414,000	449,190
Gibraltar Industries, Inc., 6.250%, 2/1/2021 (5) (6)	314,000	332,840
HeidelbergCement Finance BV, 8.500%, 10/31/2019 (11)	205,000	343,776
Interline Brands, Inc., 10.000%, 11/15/2018 (5) (6)	231,000	256,988
Louisiana-Pacific Corp., 7.500%, 6/1/2020	389,000	440,542
Texas Industries, Inc., 9.250%, 8/15/2020	321,000	357,112
Vulcan Materials Co., 7.500%, 6/15/2021	259,000	306,915

		2,487,363
Chemicals - 2.8%
Ferro Corp., 7.875%, 8/15/2018	200,000	212,500
Fufeng Group, Ltd., 7.625%, 4/13/2016 (5) (6)	250,000	256,875
Huntsman International LLC, 8.625%, 3/15/2020	300,000	333,000
Ineos Finance PLC, 7.500%, 5/1/2020 (5) (6)	70,000	77,175
Ineos Finance PLC, 8.375%, 2/15/2019 (5) (6)	215,000	240,531
Kraton Polymers LLC, 6.750%, 3/1/2019	300,000	315,750
Olin Corp., 8.875%, 8/15/2019	328,000	366,540
PolyOne Corp., 7.375%, 9/15/2020	216,000	239,220
Tronox Finance LLC, 6.375%, 8/15/2020 (5) (6)	362,000	357,475
U.S. Coatings Acquisition, Inc., 7.375%, 5/1/2021 (5) (6)	300,000	317,625

		2,716,691
Coal - 1.9%
Alpha Natural Resources, Inc., 6.000%, 6/1/2019	300,000	272,250
Arch Coal, Inc., 7.250%, 6/15/2021	325,000	289,250
Consol Energy, Inc., 8.000%, 4/1/2017	74,000	79,550
Consol Energy, Inc., 8.250%, 4/1/2020	197,000	218,670
Peabody Energy Corp., 6.250%, 11/15/2021	250,000	262,500
Penn Virginia Resource Partners LP, 8.250%, 4/15/2018	164,000	175,480
SunCoke Energy Partners LP, 7.375%, 2/1/2020 (5) (6)	147,000	156,555
SunCoke Energy, Inc., 7.625%, 8/1/2019	335,000	360,125

		1,814,380
Commercial Services - 7.3%
ARC Document Solutions, Inc., 10.500%, 12/15/2016	182,000	187,915
Avis Budget Car Rental LLC, 8.250%, 1/15/2019	259,000	283,281
Cardtronics, Inc., 8.250%, 9/1/2018	290,000	315,375
CoreLogic, Inc., 7.250%, 6/1/2021	300,000	330,000
Deluxe Corp., 6.000%, 11/15/2020	174,000	186,180
Deluxe Corp., 7.000%, 3/15/2019	447,000	488,347
DynCorp International, Inc., 10.375%, 7/1/2017	225,000	231,750
FTI Consulting, Inc., 6.000%, 11/15/2022 (5) (6)	58,000	61,625
FTI Consulting, Inc., 6.750%, 10/1/2020	316,000	339,700
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	264,000	279,510
H&E Equipment Services, Inc., 7.000%, 9/1/2022	158,000	171,430
Hertz Corp., 6.750%, 4/15/2019	63,000	68,749
Hertz Corp., 7.500%, 10/15/2018	300,000	327,750
Iron Mountain, Inc., 5.750%, 8/15/2024	170,000	172,975
Iron Mountain, Inc., 7.750%, 10/1/2019	250,000	280,313
Live Nation Entertainment, Inc., 7.000%, 9/1/2020 (5) (6)	183,000	199,241
Live Nation Entertainment, Inc., 8.125%, 5/15/2018 (5) (6)	413,000	445,007
Monitronics International, Inc., 9.125%, 4/1/2020	412,000	447,020
PHH Corp., 7.375%, 9/1/2019	78,000	88,920
PHH Corp., 9.250%, 3/1/2016	371,000	433,142
Rent-A-Center, Inc., 4.750%, 5/1/2021 (5) (6)	50,000	49,250
Rent-A-Center, Inc., 6.625%, 11/15/2020	205,000	220,888
RR Donnelley & Sons Co., 8.600%, 8/15/2016	300,000	349,500
RSC Equipment Rental, Inc., 8.250%, 2/1/2021	57,000	63,413
United Rentals North America, Inc., 6.125%, 6/15/2023	34,000	35,785
United Rentals North America, Inc., 7.375%, 5/15/2020	33,000	36,383

United Rentals North America, Inc., 7.625%, 4/15/2022	110,000	122,375
United Rentals North America, Inc., 8.375%, 9/15/2020	300,000	328,500
United Rentals North America, Inc., 9.250%, 12/15/2019	25,000	28,281
Valassis Communications, Inc., 6.625%, 2/1/2021	414,000	428,490

		7,001,095
Computers - 0.7%
Seagate HDD Cayman, 7.000%, 11/1/2021	397,000	438,685
SunGard Data Systems, Inc., 7.375%, 11/15/2018	250,000	267,500

		706,185
Cosmetics/Personal Care - 0.8%
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (5) (6)	292,000	306,600
Elizabeth Arden, Inc., 7.375%, 3/15/2021	359,000	401,631
First Quality Finance Co., Inc., 4.625%, 5/15/2021 (5) (6)	37,000	36,260

		744,491
Distribution/Wholesale - 0.3%
HD Supply, Inc., 10.500%, 1/15/2021	246,000	256,148
Diversified Financial Services - 1.9%
Aircastle, Ltd., 6.250%, 12/1/2019	74,000	80,475
Aircastle, Ltd., 7.625%, 4/15/2020	185,000	213,213
Aircastle, Ltd., 9.750%, 8/1/2018	246,000	279,210
Coinstar, Inc., 6.000%, 3/15/2019 (5) (6)	194,000	198,365
International Lease Finance Corp., 4.625%, 4/15/2021	225,000	223,734
International Lease Finance Corp., 8.875%, 9/1/2017	252,000	304,290
National Money Mart Co., 10.375%, 12/15/2016	460,000	495,075

		1,794,362
Electric - 2.8%
AES Corp., 4.875%, 5/15/2023	93,000	91,605
AES Corp., 7.375%, 7/1/2021	42,000	49,350
AES Corp., 8.000%, 10/15/2017	300,000	353,250
Atlantic Power Corp., 9.000%, 11/15/2018	414,000	434,700
Calpine Corp., 7.500%, 2/15/2021 (5) (6)	574,000	625,660
Dynegy, Inc., 5.875%, 6/1/2023 (5) (6)	54,000	53,325
GenOn Energy, Inc., 7.875%, 6/15/2017	132,000	149,160
GenOn Energy, Inc., 9.500%, 10/15/2018	381,000	446,722
NRG Energy, Inc., 6.625%, 3/15/2023 (5) (6)	146,000	155,125
NRG Energy, Inc., 8.250%, 9/1/2020	300,000	337,875

		2,696,772
Electrical Components & Equipment - 0.8%
Anixter, Inc., 5.625%, 5/1/2019	297,000	317,048
Belden, Inc., 5.500%, 9/1/2022 (5) (6)	419,000	432,617

		749,665
Engineering & Construction - 0.9%
Abengoa Finance SAU, 8.875%, 11/1/2017 (5) (6)	200,000	193,000
Dycom Investments, Inc., 7.125%, 1/15/2021	333,000	362,138
MasTec, Inc., 4.875%, 3/15/2023	264,000	261,360
Tutor Perini Corp., 7.625%, 11/1/2018	34,000	36,040

		852,538
Entertainment - 1.5%
Cinemark USA, Inc., 7.375%, 6/15/2021	200,000	224,500
National CineMedia LLC, 7.875%, 7/15/2021	502,000	564,750
Regal Entertainment Group, 5.750%, 2/1/2025	88,000	88,220
Regal Entertainment Group, 9.125%, 8/15/2018	250,000	286,250
Speedway Motorsports, Inc., 6.750%, 2/1/2019	261,000	279,270

		1,442,990

Food - 3.4%
ARAMARK Corp., 5.750%, 3/15/2020 (5) (6)	47,000	48,880
Chiquita Brands International, Inc., 7.875%, 2/1/2021 (5) (6)	339,000	365,272
Dean Holding Co., 6.900%, 10/15/2017	600,000	672,000
Del Monte Corp., 7.625%, 2/15/2019	575,000	598,719
JBS USA LLC, 7.250%, 6/1/2021 (5) (6)	505,000	542,875
JBS USA LLC, 8.250%, 2/1/2020 (5) (6)	184,000	202,860
Post Holdings, Inc., 7.375%, 2/15/2022	182,000	203,613
Smithfield Foods, Inc., 7.750%, 7/1/2017	380,000	443,650
TreeHouse Foods, Inc., 7.750%, 3/1/2018	135,000	145,800

		3,223,669
Forest Products & Paper - 1.4%
Clearwater Paper Corp., 7.125%, 11/1/2018	333,000	362,137
Longview Fibre Paper & Packaging, Inc., 8.000%, 6/1/2016 (5) (6)	266,000	277,638
PH Glatfelter Co., 5.375%, 10/15/2020	118,000	125,670
Sappi Papier Holding GmbH, 6.625%, 4/15/2021 (5) (6)	200,000	205,000
Sappi Papier Holding GmbH, 7.750%, 7/15/2017 (5) (6)	300,000	328,500

		1,298,945
Healthcare-Products - 1.1%
Alere, Inc., 6.500%, 6/15/2020 (5) (6)	55,000	55,481
Hanger, Inc., 7.125%, 11/15/2018	262,000	285,253
Physio-Control International, Inc., 9.875%, 1/15/2019 (5) (6)	235,000	266,725
Teleflex, Inc., 6.875%, 6/1/2019	400,000	434,000

		1,041,459
Healthcare-Services - 3.8%
Acadia Healthcare Co., Inc., 6.125%, 3/15/2021 (5) (6)	174,000	182,265
CHS/Community Health Systems, Inc., 8.000%, 11/15/2019	471,000	520,455
DaVita HealthCare Partners, Inc., 6.625%, 11/1/2020	300,000	321,750
Gentiva Health Services, Inc., 11.500%, 9/1/2018	192,000	198,720
HCA, Inc., 5.875%, 3/15/2022	123,000	135,300
HCA, Inc., 7.500%, 2/15/2022	225,000	262,687
Health Management Associates, Inc., 7.375%, 1/15/2020	496,000	543,740
HealthSouth Corp., 5.750%, 11/1/2024	62,000	64,480
HealthSouth Corp., 8.125%, 2/15/2020	446,000	496,175
Kindred Healthcare, Inc., 8.250%, 6/1/2019	325,000	341,250
Select Medical Corp., 6.375%, 6/1/2021 (5) (6)	96,000	96,060
Tenet Healthcare Corp., 6.750%, 2/1/2020	154,000	162,278
Tenet Healthcare Corp., 8.000%, 8/1/2020	320,000	352,000

		3,677,160
Holding Companies-Diversified - 0.3%
Boart Longyear Management Pty, Ltd., 7.000%, 4/1/2021 (5) (6)	280,000	278,600
Home Builders - 1.2%
KB Home, 7.500%, 9/15/2022	54,000	61,560
KB Home, 8.000%, 3/15/2020	186,000	219,480
Meritage Homes Corp., 7.150%, 4/15/2020	275,000	311,437
Ryland Group, Inc., 5.375%, 10/1/2022	119,000	123,463
Ryland Group, Inc., 6.625%, 5/1/2020	263,000	294,560
Taylor Morrison Communities, Inc., 5.250%, 4/15/2021 (5) (6)	105,000	106,575

		1,117,075
Home Furnishings - 0.3%
Tempur-Pedic International, Inc., 6.875%, 12/15/2020 (5) (6)	254,000	275,273
Household Products/Wares - 2.0%
American Greetings Corp., 7.375%, 12/1/2021	208,000	211,900
Central Garden and Pet Co., 8.250%, 3/1/2018	240,000	251,400
Jarden Corp., 7.500%, 1/15/2020	350,000	379,750
Prestige Brands, Inc., 8.125%, 2/1/2020	412,000	465,560
Spectrum Brands Escrow Corp., 6.375%, 11/15/2020 (5) (6)	28,000	30,135
Spectrum Brands Escrow Corp., 6.625%, 11/15/2022 (5) (6)	14,000	15,155
Spectrum Brands, Inc., 6.750%, 3/15/2020	492,000	531,360

		1,885,260
Internet - 0.8%
CyrusOne LP, 6.375%, 11/15/2022 (5) (6)	127,000	136,208
Equinix, Inc., 7.000%, 7/15/2021	250,000	279,062
IAC/InterActiveCorp, 4.750%, 12/15/2022 (5) (6)	53,000	52,338
Netflix, Inc., 5.375%, 2/1/2021 (5) (6)	325,000	331,500

		799,108

Iron/Steel - 2.0%
APERAM, 7.375%, 4/1/2016 (5) (6)	250,000	253,125
ArcelorMittal, 6.125%, 6/1/2018	270,000	287,212
ArcelorMittal, 6.750%, 2/25/2022	106,000	113,950
ArcelorMittal, 7.500%, 10/15/2039	460,000	464,025
Commercial Metals Co., 7.350%, 8/15/2018	271,000	306,907
Steel Dynamics, Inc., 6.375%, 8/15/2022 (5) (6)	27,000	29,565
Steel Dynamics, Inc., 7.625%, 3/15/2020	255,000	282,413
United States Steel Corp., 6.875%, 4/1/2021	177,000	179,655

		1,916,852
Leisure Time - 0.7%
Brunswick Corp., 4.625%, 5/15/2021 (5) (6)	119,000	120,339
Brunswick Corp., 7.375%, 9/1/2023	202,000	218,412
NCL Corp., Ltd., 5.000%, 2/15/2018 (5) (6)	14,000	14,350
Royal Caribbean Cruises, Ltd., 7.250%, 6/15/2016	300,000	341,250

		694,351
Lodging - 1.9%
Marina District Finance Co., Inc., 9.500%, 10/15/2015	523,000	550,457
Marina District Finance Co., Inc., 9.875%, 8/15/2018	60,000	64,725
MGM Resorts International, 6.625%, 12/15/2021	465,000	504,525
MGM Resorts International, 6.750%, 10/1/2020 (5) (6)	38,000	41,515
MGM Resorts International, 7.750%, 3/15/2022	243,000	278,235
MGM Resorts International, 8.625%, 2/1/2019	109,000	129,438
Wynn Las Vegas LLC, 5.375%, 3/15/2022	50,000	52,875
Wynn Las Vegas LLC, 7.750%, 8/15/2020	150,000	169,875

		1,791,645
Media - 2.6%
Block Communications, Inc., 7.250%, 2/1/2020 (5) (6)	334,000	364,060
Cablevision Systems Corp., 5.875%, 9/15/2022	125,000	124,375
Cablevision Systems Corp., 8.000%, 4/15/2020	358,000	407,225
CCO Holdings LLC, 5.125%, 2/15/2023	100,000	98,500
CCO Holdings LLC, 7.375%, 6/1/2020	380,000	426,075
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	17,000	18,063
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	116,000	123,830
DISH DBS Corp., 5.000%, 3/15/2023	459,000	436,050
DISH DBS Corp., 7.875%, 9/1/2019	225,000	253,406
XM Satellite Radio, Inc., 7.625%, 11/1/2018 (5) (6)	223,000	246,415

		2,497,999
Mining - 0.5%
FMG Resources August 2006 Pty, Ltd., 7.000%, 11/1/2015 (5) (6)	240,000	248,400
Hecla Mining Co., 6.875%, 5/1/2021 (5) (6)	220,000	213,675

		462,075
Miscellaneous Manufacturing - 0.4%
Koppers, Inc., 7.875%, 12/1/2019	359,000	395,798
Office Furnishings - 0.3%
Interface, Inc., 7.625%, 12/1/2018	244,000	262,910
Oil & Gas - 10.0%
Atlas Energy Holdings Operating Co. LLC, 7.750%, 1/15/2021 (5) (6)	297,000	294,030
Berry Petroleum Co., 6.750%, 11/1/2020	152,000	164,540
Bill Barrett Corp., 7.000%, 10/15/2022	80,000	84,400
Bill Barrett Corp., 7.625%, 10/1/2019	300,000	324,000
Bonanza Creek Energy, Inc., 6.750%, 4/15/2021 (5) (6)	290,000	304,500
BreitBurn Energy Partners LP, 7.875%, 4/15/2022	55,000	59,950
BreitBurn Energy Partners LP, 8.625%, 10/15/2020	331,000	365,755
Calumet Specialty Products Partners LP, 9.375%, 5/1/2019	286,000	319,605
Chesapeake Energy Corp., 6.125%, 2/15/2021	14,000	15,330
Chesapeake Energy Corp., 6.625%, 8/15/2020	318,000	355,365
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019 (5) (6)	443,000	467,365

Cimarex Energy Co., 5.875%, 5/1/2022	126,000	135,135
Comstock Resources, Inc., 7.750%, 4/1/2019	116,000	123,250
Comstock Resources, Inc., 8.375%, 10/15/2017	112,000	119,560
Concho Resources, Inc., 6.500%, 1/15/2022	379,000	411,215
Continental Resources, Inc., 5.000%, 9/15/2022	157,000	163,280
Denbury Resources, Inc., 4.625%, 7/15/2023	26,000	25,188
Denbury Resources, Inc., 6.375%, 8/15/2021	175,000	193,375
Energy XXI Gulf Coast, Inc., 7.750%, 6/15/2019	220,000	236,500
EP Energy LLC, 9.375%, 5/1/2020	230,000	261,912
EV Energy Partners LP, 8.000%, 4/15/2019	386,000	398,545
EXCO Resources, Inc., 7.500%, 9/15/2018	250,000	250,000
Frontier Oil Corp., 6.875%, 11/15/2018	400,000	436,000
Gulfport Energy Corp., 7.750%, 11/1/2020 (5) (6)	276,000	294,630
Halcon Resources Corp., 8.875%, 5/15/2021 (5) (6)	127,000	129,857
Hercules Offshore, Inc., 7.125%, 4/1/2017 (5) (6)	169,000	182,520
Linn Energy LLC, 6.250%, 11/1/2019 (5) (6)	69,000	69,863
Linn Energy LLC, 7.750%, 2/1/2021	384,000	408,960
Linn Energy LLC, 8.625%, 4/15/2020	210,000	231,000
Northern Tier Energy LLC, 7.125%, 11/15/2020 (5) (6)	216,000	228,420
Oasis Petroleum, Inc., 6.875%, 1/15/2023	205,000	224,475
Parker Drilling Co., 9.125%, 4/1/2018	275,000	299,750
Plains Exploration & Production Co., 6.625%, 5/1/2021	5,000	5,550
Plains Exploration & Production Co., 6.750%, 2/1/2022	205,000	230,112
QEP Resources, Inc., 6.875%, 3/1/2021	247,000	277,875
SandRidge Energy, Inc., 7.500%, 3/15/2021	292,000	302,220
SandRidge Energy, Inc., 7.500%, 2/15/2023	104,000	107,640
Swift Energy Co., 7.875%, 3/1/2022	301,000	316,050
Unit Corp., 6.625%, 5/15/2021	404,000	426,220
W&T Offshore, Inc., 8.500%, 6/15/2019	260,000	284,050

		9,527,992
Oil & Gas Services - 2.2%
Calfrac Holdings LP, 7.500%, 12/1/2020 (5) (6)	373,000	386,055
CGG, 6.500%, 6/1/2021	300,000	315,000
Hornbeck Offshore Services, Inc., 5.000%, 3/1/2021 (5) (6)	50,000	49,875
Key Energy Services, Inc., 6.750%, 3/1/2021	168,000	170,940
Petroleum Geo-Services ASA, 7.375%, 12/15/2018 (5) (6)	250,000	278,750
Pioneer Energy Services Corp., 9.875%, 3/15/2018	265,000	290,175
Seitel, Inc., 9.500%, 4/15/2019 (5) (6)	194,000	197,880
SESI LLC, 7.125%, 12/15/2021	150,000	169,125
Trinidad Drilling, Ltd., 7.875%, 1/15/2019 (5) (6)	261,000	281,880

		2,139,680
Packaging & Containers - 1.5%
AEP Industries, Inc., 8.250%, 4/15/2019	364,000	396,760
Ardagh Packaging Finance PLC, 7.000%, 11/15/2020 (5) (6)	200,000	205,500
Greif, Inc., 6.750%, 2/1/2017	265,000	299,450
Greif, Inc., 7.750%, 8/1/2019	100,000	118,500
Sealed Air Corp., 8.125%, 9/15/2019 (5) (6)	55,000	62,562
Sealed Air Corp., 8.375%, 9/15/2021 (5) (6)	300,000	348,000

		1,430,772
Pharmaceuticals - 1.9%
Endo Health Solutions, Inc., 7.000%, 12/15/2020	47,000	50,878
Endo Health Solutions, Inc., 7.250%, 1/15/2022	425,000	460,062
Grifols, Inc., 8.250%, 2/1/2018	340,000	371,875
NBTY, Inc., 9.000%, 10/1/2018	369,000	407,745
Valeant Pharmaceuticals International, 6.875%, 12/1/2018 (5) (6)	150,000	160,875
Valeant Pharmaceuticals International, 7.250%, 7/15/2022 (5) (6)	100,000	109,000
Warner Chilcott Co. LLC, 7.750%, 9/15/2018	205,000	227,166

		1,787,601

Pipelines - 2.6%
Atlas Pipeline Partners LP, 6.625%, 10/1/2020 (5) (6)	55,000	58,713
Atlas Pipeline Partners LP, 6.625%, 10/1/2020 (5) (6)	57,000	60,848
Copano Energy LLC, 7.125%, 4/1/2021	332,000	384,290
Crosstex Energy LP, 8.875%, 2/15/2018	125,000	135,000
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019	268,000	282,070
El Paso LLC, 7.250%, 6/1/2018	250,000	291,514
Genesis Energy LP, 7.875%, 12/15/2018	320,000	349,600
Holly Energy Partners LP, 6.500%, 3/1/2020	42,000	44,835
Holly Energy Partners LP, 8.250%, 3/15/2018	300,000	324,750
MarkWest Energy Partners LP, 6.500%, 8/15/2021	163,000	177,262
Targa Resources Partners LP, 5.250%, 5/1/2023 (5) (6)	64,000	65,920
Targa Resources Partners LP, 6.375%, 8/1/2022	250,000	272,500

		2,447,302

Real Estate Investment Trusts - 0.7%
iStar Financial, Inc., 7.125%, 2/15/2018	132,000	143,220
MPT Operating Partnership LP, 6.375%, 2/15/2022	159,000	174,900
MPT Operating Partnership LP, 6.875%, 5/1/2021	298,000	330,780
Potlatch Corp., 7.500%, 11/1/2019	59,000	71,095

		719,995
Retail - 5.3%
AmeriGas Finance LLC, 6.750%, 5/20/2020	130,000	142,350
AmeriGas Finance LLC, 7.000%, 5/20/2022	8,000	8,720
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	267,500
Asbury Automotive Group, Inc., 8.375%, 11/15/2020	320,000	360,000
Brown Shoe Co., Inc., 7.125%, 5/15/2019	364,000	386,750
Claire’s Stores, Inc., 6.125%, 3/15/2020 (5) (6)	4,000	4,190
Claire’s Stores, Inc., 7.750%, 6/1/2020 (5) (6)	69,000	70,208
Claire’s Stores, Inc., 8.875%, 3/15/2019	98,000	105,595
Claire’s Stores, Inc., 9.000%, 3/15/2019 (5) (6)	256,000	289,280
Dillard’s, Inc., 7.130%, 8/1/2018	491,000	565,877
Limited Brands, Inc., 5.625%, 2/15/2022	137,000	147,104
Limited Brands, Inc., 7.000%, 5/1/2020	300,000	351,375
Pantry, Inc., 8.375%, 8/1/2020	266,000	292,267
Penske Automotive Group, Inc., 5.750%, 10/1/2022 (5) (6)	236,000	249,865
Ruby Tuesday, Inc., 7.625%, 5/15/2020	275,000	278,094
Sally Holdings LLC, 6.875%, 11/15/2019	300,000	334,125
Sears Holdings Corp., 6.625%, 10/15/2018	618,000	606,412
Sonic Automotive, Inc., 5.000%, 5/15/2023 (5) (6)	103,000	102,743
Sonic Automotive, Inc., 7.000%, 7/15/2022	161,000	178,911
Suburban Propane Partners LP, 7.500%, 10/1/2018	261,000	281,554

		5,022,920
Semiconductors - 0.9%
Advanced Micro Devices, Inc., 7.500%, 8/15/2022 (5) (6)	52,000	50,960
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	500,000	520,000
Amkor Technology, Inc., 6.375%, 10/1/2022	268,000	272,690

		843,650
Software - 0.3%
MedAssets, Inc., 8.000%, 11/15/2018	222,000	244,200
Storage/Warehousing - 0.3%
Mobile Mini, Inc., 7.875%, 12/1/2020	244,000	271,450
Telecommunications - 9.6%
CenturyLink, Inc., 5.625%, 4/1/2020	18,000	18,698
CenturyLink, Inc., 5.800%, 3/15/2022	283,000	290,782
Cincinnati Bell, Inc., 8.375%, 10/15/2020	135,000	144,112
Cincinnati Bell, Inc., 8.750%, 3/15/2018	264,000	271,920
Crown Castle International Corp., 5.250%, 1/15/2023	29,000	29,471
DigitalGlobe, Inc., 5.250%, 2/1/2021 (5) (6)	222,000	224,775

EarthLink, Inc., 7.375%, 6/1/2020 (5) (6)	168,000	166,320
EarthLink, Inc., 8.875%, 5/15/2019	426,000	430,260
Frontier Communications Corp., 7.125%, 1/15/2023	273,000	286,309
Frontier Communications Corp., 8.250%, 4/15/2017	250,000	293,750
Frontier Communications Corp., 9.250%, 7/1/2021	254,000	297,180
GCI, Inc., 6.750%, 6/1/2021	109,000	107,093
GCI, Inc., 8.625%, 11/15/2019	300,000	321,750
Hughes Satellite Systems Corp., 6.500%, 6/15/2019	79,000	86,703
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	300,000	336,750
Inmarsat Finance PLC, 7.375%, 12/1/2017 (5) (6)	200,000	211,000
Intelsat Jackson Holdings SA, 5.500%, 8/1/2023 (4) (5) (6)	96,000	94,320
Intelsat Luxembourg SA, 7.750%, 6/1/2021 (5) (6)	176,000	185,680
Level 3 Communications, Inc., 8.875%, 6/1/2019	33,000	35,929
Level 3 Financing, Inc., 8.125%, 7/1/2019	197,000	214,237
Level 3 Financing, Inc., 8.625%, 7/15/2020	258,000	284,767
MetroPCS Wireless, Inc., 6.625%, 11/15/2020	330,000	354,337
MetroPCS Wireless, Inc., 7.875%, 9/1/2018	100,000	109,500
SBA Communications Corp., 5.625%, 10/1/2019 (5) (6)	27,000	27,911
SBA Telecommunications, Inc., 5.750%, 7/15/2020 (5) (6)	41,000	42,794
SBA Telecommunications, Inc., 8.250%, 8/15/2019	250,000	275,000
Sprint Capital Corp., 6.875%, 11/15/2028	50,000	50,250
Sprint Nextel Corp., 6.000%, 11/15/2022	149,000	154,215
Sprint Nextel Corp., 7.000%, 3/1/2020 (5) (6)	103,000	116,133
Sprint Nextel Corp., 7.000%, 8/15/2020	675,000	735,750
Sprint Nextel Corp., 9.000%, 11/15/2018 (5) (6)	264,000	320,760
tw telecom holdings, Inc., 8.000%, 3/1/2018	300,000	324,000
ViaSat, Inc., 6.875%, 6/15/2020	576,000	624,960
Virgin Media Finance PLC, 8.375%, 10/15/2019	75,000	84,188
West Corp., 7.875%, 1/15/2019	175,000	190,531
Wind Acquisition Finance SA, 7.250%, 2/15/2018 (5) (6)	435,000	455,662
Wind Acquisition Finance SA, 11.750%, 7/15/2017 (5) (6)	400,000	423,000
Windstream Corp., 6.375%, 8/1/2023	63,000	62,528
Windstream Corp., 7.750%, 10/1/2021	350,000	378,000
Windstream Corp., 7.875%, 11/1/2017	125,000	144,375

		9,205,700
Transportation - 1.6%
Air Medical Group Holdings, Inc., 9.250%, 11/1/2018	108,000	119,070
ERA Group, Inc., 7.750%, 12/15/2022 (5) (6)	288,000	300,960
Gulfmark Offshore, Inc., 6.375%, 3/15/2022	469,000	490,105
Martin Midstream Partners LP, 8.875%, 4/1/2018	348,000	375,840
PHI, Inc., 8.625%, 10/15/2018	257,000	280,772

		1,566,747

Total Corporate Bonds & Notes (identified cost $84,074,600)		88,426,481

Short-Term Investments - 2.1%

Mutual Funds - 2.0%
BMO Prime Money Market Fund, Class I, 0.040% (10)	1,954,681	1,954,681

Total Short-Term Investments (identified cost $1,954,681)		1,954,681

Total Investments - 94.8% (identified cost $86,029,281)		90,381,162
Other Assets and Liabilities - 5.2%		5,002,014

Total Net Assets - 100.0%		$95,383,176

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 17.5%

Arizona - 2.7%
Maricopa County Industrial Development Authority, FNMA, 0.120%, 9/15/2035 (3)	$11,810,000	$11,810,000
California - 7.6%
Abag Finance Authority for Nonprofit Corporations, FNMA, 0.140%, 7/15/2035 (3) (7)	5,000,000	5,000,000
California Statewide Communities Development Authority, FNMA, 0.120%, 12/15/2037 (3) (7)	12,000,000	12,000,000
City of Concord, FHLMC, 0.140%, 12/1/2016 (3) (7)	4,010,000	4,010,000
Santa Cruz Redevelopment Agency, FNMA, 0.120%, 8/15/2035 (3) (7)	12,000,000	12,000,000

		33,010,000
Federal Home Loan Mortgage Corporation - 4.0%
Federal Home Loan Mortgage Corp., 0.180%, 9/15/2038 (3) (7)	5,300,000	5,300,000
Federal Home Loan Mortgage Corp., 0.160%, 7/15/2050 (3) (7)	11,760,000	11,760,000

		17,060,000
Maryland - 3.2%
Prince Georges County Housing Authority, FHLMC, 0.150%, 2/1/2040 (3) (7)	13,900,000	13,900,000

Total Municipals		75,780,000

Mutual Funds - 4.6%
BlackRock Liquidity Funds T-Funds, 0.040%	20,000,000	20,000,000

Total Mutual Funds		20,000,000

Repurchase Agreements - 46.8%
Agreement with Barclays Capital, Inc., 0.060%, dated 5/31/2013, to be repurchased at $75,000,375 on 6/3/2013, collateralized by a U.S. Government Treasury Obligation with a maturity of 2/15/2016, with a market value of $76,416,813	$75,000,000	75,000,000
Agreement with Deutsche Bank Securities, Inc., 0.100%, dated 5/31/2013, to be repurchased at $85,000,708 on 6/3/2013, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2047, with a market value of $86,433,846	85,000,000	85,000,000
Agreement with Fixed Income Clearing Corp., 0.010%, dated 5/31/2013, to be repurchased at $23,043,640 on 6/3/2013, collateralized by a U.S. Treasury Obligation with a maturity of 5/15/2017, with a market value of $23,509,169	23,043,621	23,043,621
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.080%, dated 5/31/2013, to be repurchased at $20,000,133 on 6/3/2013, collateralized by a U.S. Government Treasury Obligation with a maturity of 5/15/2038, with a market value of $20,367,899	20,000,000	20,000,000

Total Repurchase Agreements		203,043,621

U.S. Government & U.S. Government Agency Obligations - 31.1%

Federal Farm Credit Bank - 2.3%
0.276%, 6/14/2013 (3)	10,000,000	10,000,603
Federal Home Loan Bank - 13.2%
0.085%, 10/2/2013 (9)	4,200,000	4,198,760
0.125%, 9/3/2013 (9)	6,130,000	6,127,989
0.125%, 2/25/2014	10,000,000	9,994,679
0.125%, 5/20/2014	5,000,000	4,998,200
0.140%, 7/29/2013 (9)	7,000,000	6,998,417
0.140%, 5/20/2014	5,000,000	4,999,417
0.168%, 6/5/2014 (3)	10,000,000	9,997,939
0.250%, 7/1/2013	10,000,000	9,999,724

		57,315,125
Federal Home Loan Mortgage Corporation - 11.8%
0.090%, 10/8/2013 (9)	5,888,000	5,886,101
0.142%, 1/15/2014 (9)	5,500,000	5,495,137

0.151%, 9/4/2013 (9)	5,000,000	4,998,021
0.191%, 9/13/2013 (9)	10,000,000	9,994,537
0.375%, 10/30/2013	4,250,000	4,253,604
0.375%, 4/28/2014	6,250,000	6,260,348
0.500%, 10/15/2013	4,355,000	4,360,523
0.875%, 10/28/2013	10,000,000	10,029,372

		51,277,643
Federal National Mortgage Association - 3.8%
0.150%, 8/14/2013 (9)	9,948,000	9,944,933
1.350%, 3/21/2014	2,000,000	2,018,586
2.750%, 2/5/2014	4,360,000	4,435,477

		16,398,996

Total U.S. Government & U.S. Government Agency Obligations		134,992,367

Total Investments - 100.0% (at amortized cost)		433,815,988
Other Assets and Liabilities - 0.0%		60,199

Total Net Assets - 100.0%		$433,876,187

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 100.4%

Alabama - 6.6%
Chatom Industrial Development Board, 0.530%, 8/1/2037 (3)	$11,500,000	$11,500,000
Chatom Industrial Development Board, 0.550%, 12/1/2024 (3)	16,000,000	16,000,000
Columbia Industrial Development Board, 0.100%, 10/1/2022 (3)	10,000,000	10,000,000
Mobile Industrial Development Board, 0.580%, 9/13/2013 (3)	16,500,000	16,500,132

		54,000,132
California - 6.8%
Deutsche Bank Spears/Lifers Trust, 0.220%, 12/1/2031 (3)	1,895,000	1,895,000
Deutsche Bank Spears/Lifers Trust, 0.220%, 2/1/2038 (3)	2,045,000	2,045,000
Deutsche Bank Spears/Lifers Trust, 0.270%, 8/1/2042 (3)	17,700,000	17,700,000
State of California, 0.070%, 7/1/2023 (3)	6,000,000	6,000,000
State of California, 0.200%, 3/1/2035 (3)	12,250,000	12,250,000
Wells Fargo Stage Trust, 0.230%, 8/1/2032 (3) (5) (6)	9,455,000	9,455,000
Wells Fargo Stage Trust, 0.230%, 8/1/2037 (3) (5) (6)	6,430,000	6,430,000

		55,775,000
Colorado - 2.6%
Colorado Educational & Cultural Facilities Authority, 0.220%, 3/1/2035 (3)	8,000,000	8,000,000
Colorado Health Facilities Authority, 0.180%, 1/1/2035 (3)	7,500,000	7,500,000
Puttable Floating Option Tax-Exempt Receipts, 0.460%, 12/1/2028 (3)	5,700,000	5,700,000

		21,200,000
Connecticut - 1.3%
Connecticut Housing Finance Authority, 0.080%, 5/15/2039 (3)	10,500,000	10,500,000
District of Columbia - 0.2%
District of Columbia, 0.280%, 3/1/2026 (3)	1,890,000	1,890,000
Florida - 14.4%
City of Gulf Breeze, 1.000%, 12/1/2013 (3)	14,970,000	14,970,000
City of West Palm Beach, 0.350%, 10/1/2038 (3)	30,000,000	30,000,000
Collier County Educational Facilities Authority, 0.110%, 10/1/2036 (3)	3,235,000	3,235,000
County of Brevard, 0.280%, 10/1/2019 (3)	1,825,000	1,825,000
Eclipse Funding Trust, 0.100%, 4/1/2037 (3) (5) (6)	7,140,000	7,140,000
Highlands County Health Facilities Authority, 0.100%, 11/15/2037 (3)	20,000,000	20,000,000
Jacksonville Pollution Control, 0.220%, 7/11/2013	28,300,000	28,300,000
JP Morgan Chase Putters/Drivers Trust, 0.220%, 11/1/2015 (3) (5) (6)	7,400,000	7,400,000
Putnam County Development Authority, 0.080%, 9/1/2024 (3)	4,400,000	4,400,000

		117,270,000
Georgia - 2.6%
Burke County Development Authority, 0.090%, 7/1/2049 (3)	15,600,000	15,600,000
Columbia County Development Authority, 0.230%, 8/1/2018 (3)	1,900,000	1,900,000
Savannah Economic Development Authority, 0.120%, 1/1/2016 (3)	4,085,000	4,085,000

		21,585,000
Idaho - 0.6%
Idaho Housing & Finance Association, FHLMC, 0.140%, 9/1/2044 (3)	4,950,000	4,950,000
Illinois - 6.5%
Deutsche Bank Spears/Lifers Trust, 0.200%, 12/1/2030 (3)	10,465,000	10,465,000
Deutsche Bank Spears/Lifers Trust, 0.220%, 1/1/2026 (3)	18,000,000	18,000,000
Illinois Housing Development Authority, 0.160%, 8/1/2042 (3)	8,500,000	8,500,000
Jackson-Union Counties Regional Port District, 0.140%, 4/1/2024 (3)	2,300,000	2,300,000
JP Morgan Chase Putters/Drivers Trust, 0.220%, 11/1/2023 (3) (5) (6)	6,375,000	6,375,000
Phoenix Realty Special Account-U LP, 0.240%, 4/1/2020 (3)	6,075,000	6,075,000
Village of McCook, 0.160%, 12/1/2021 (3)	1,700,000	1,700,000

		53,415,000

Indiana - 0.9%
Barclays Capital Municipal Trust Receipts, 0.220%, 4/1/2030 (3) (5) (6)	7,770,000	7,770,000
Iowa - 2.1%
Iowa Finance Authority, 0.140%, 6/1/2027 (3)	4,110,000	4,110,000
Iowa Finance Authority, 0.160%, 2/1/2027 (3)	3,250,000	3,250,000
Iowa Finance Authority, 0.170%, 12/1/2042 (3)	10,000,000	10,000,000

		17,360,000
Kansas - 1.1%
City of Burlington, 0.400%, 6/10/2013	4,000,000	4,000,000
City of Burlington, 0.400%, 6/10/2013	4,695,000	4,695,000

		8,695,000
Kentucky - 2.6%
County of Mason, 0.310%, 10/15/2014 (3)	8,200,000	8,200,000
County of Mason, 0.310%, 10/15/2014 (3)	5,325,000	5,325,000
Hardin County Water District No. 1, 0.140%, 9/1/2022 (3)	2,760,000	2,760,000
Louisville & Jefferson County Metropolitan Sewer District, 2.000%, 12/4/2013	5,000,000	5,039,741

		21,324,741
Louisiana - 2.7%
Louisiana Housing Corp., 0.650%, 8/1/2013 (3)	7,350,000	7,350,000
Parish of St. James, 0.520%, 11/1/2039 (3)	10,000,000	10,000,000
Wells Fargo Stage Trust, 0.230%, 12/1/2040 (3) (5) (6)	4,995,000	4,995,000

		22,345,000
Massachusetts - 4.1%
BB&T Municipal Trust, 0.210%, 10/1/2028 (3) (5) (6)	11,960,000	11,960,000
Massachusetts Development Finance Agency, 0.150%, 7/1/2032 (3)	20,500,000	20,500,000
Massachusetts Industrial Finance Agency, 0.080%, 12/1/2019 (3)	1,000,000	1,000,000

		33,460,000
Michigan - 2.2%
City of Detroit Sewage Disposal System Revenue, 0.220%, 7/1/2029 (3)	11,930,000	11,930,000
JP Morgan Chase Putters/Drivers Trust, 0.190%, 8/1/2013 (3) (5) (6)	5,000,000	5,000,000
Michigan Strategic Fund, 0.110%, 6/1/2039 (3)	1,030,000	1,030,000

		17,960,000
Minnesota - 0.9%
City of Bloomington, 0.170%, 12/1/2015 (3)	880,000	880,000
City of Bloomington, 0.170%, 12/1/2015 (3)	835,000	835,000
City of Eagan, FNMA, 0.130%, 1/15/2026 (3)	2,550,000	2,550,000
City of Ramsey, 0.240%, 12/1/2023 (3)	2,835,000	2,835,000

		7,100,000
Mississippi - 1.9%
Claiborne County, 0.500%, 7/11/2013	5,500,000	5,500,000
Mississippi Business Finance Corp., 0.430%, 5/1/2037 (3)	10,124,000	10,124,000

		15,624,000
Missouri - 1.2%
Greene County Industrial Development Authority, 0.220%, 5/1/2039 (3)	1,265,000	1,265,000
Puttable Floating Option Tax-Exempt Receipts, 0.240%, 11/15/2042 (3) (5) (6)	8,440,000	8,440,000

		9,705,000
Montana - 2.0%
City of Forsyth, 0.090%, 1/1/2018 (3)	16,575,000	16,575,000
Nebraska - 0.9%
Nebraska Investment Finance Authority, 0.160%, 12/1/2037 (3)	6,500,000	6,500,000
Nebraska Investment Finance Authority, 0.250%, 9/1/2031 (3)	600,000	600,000

		7,100,000
New Hampshire - 3.1%
New Hampshire Business Finance Authority, 0.840%, 9/1/2030 (3)	25,000,000	25,000,000

New Jersey - 2.4%
Borough of Wildwood Crest, 1.250%, 10/16/2013	7,419,400	7,437,390
Township of Edison, 0.750%, 8/30/2013	8,860,000	8,865,417
Township of Edison, 0.750%, 8/30/2013	3,410,000	3,411,663

		19,714,470
New York - 6.0%
Binghamton City School District, State Aid Withholding, 1.000%, 1/24/2014	7,200,000	7,216,690
Eagle Tax-Exempt Trust, 0.160%, 6/15/2035 (3) (5) (6)	9,475,000	9,475,000
Ogdensburg Enlarged City School District, State Aid Withholding, 1.250%, 6/28/2013	4,000,000	4,001,201
Patchogue-Medford Union Free School District, State Aid Withholding, 1.000%, 6/20/2013	16,500,000	16,504,377
Utica Industrial Development Agency, 0.190%, 7/15/2029 (3)	7,040,000	7,040,000
Whitesboro Central School District, State Aid Withholding, 1.000%, 6/28/2013	4,465,000	4,466,184

		48,703,452
North Carolina - 0.4%
BB&T Municipal Trust, 0.240%, 6/1/2013 (3)	3,075,000	3,075,000
Ohio - 2.9%
County of Warren, 0.300%, 9/1/2015 (3)	5,190,000	5,190,000
Montgomery County Transportation Improvement District, 1.500%, 2/13/2014	6,945,000	6,995,728
Ohio State Higher Educational Facility Commission, 0.200%, 1/15/2046 (3)	11,250,000	11,250,000

		23,435,728
Oklahoma - 0.3%
Tulsa Industrial Authority, 0.330%, 11/1/2026 (3)	2,585,000	2,585,000
Pennsylvania - 4.1%
Barclays Capital Municipal Trust Receipts, 0.220%, 8/1/2038 (3) (5) (6)	11,870,000	11,870,000
Butler County Hospital Authority, 0.160%, 10/1/2032 (3)	11,145,000	11,145,000
Montgomery County Industrial Development Authority, 0.160%, 2/1/2018 (3) (5) (6)	10,425,000	10,425,000

		33,440,000
South Carolina - 0.6%
South Carolina Jobs-Economic Development Authority, 0.190%, 6/1/2030 (3)	5,000,000	5,000,000
South Dakota - 1.7%
South Dakota Housing Development Authority, 0.200%, 11/1/2048 (3)	6,500,000	6,500,000
South Dakota Housing Development Authority, 0.230%, 5/1/2048 (3)	7,070,000	7,070,000

		13,570,000
Texas - 3.4%
Atascosa County Industrial Development Corp., 0.200%, 6/30/2020 (3)	3,700,000	3,700,000
Dallam County Industrial Development Corp., 0.200%, 5/1/2039 (3)	2,800,000	2,800,000
Dickinson Independent School District, 0.470%, 8/1/2013 (3)	7,000,000	7,000,000
JP Morgan Chase Putters/Drivers Trust, 0.160%, 3/1/2016 (3) (5) (6)	11,250,000	11,250,000
San Gabriel Industrial Development Corp., 0.110%, 6/1/2029 (3)	2,635,000	2,635,000

		27,385,000
Virginia - 0.5%
Barclays Capital Municipal Trust Receipts, 0.220%, 2/1/2028 (3) (5) (6)	3,335,000	3,335,000
Suffolk Redevelopment & Housing Authority, 0.280%, 9/1/2019 (3)	1,005,000	1,005,000

		4,340,000
Washington - 5.8%
Barclays Capital Municipal Trust Receipts, 0.220%, 6/1/2039 (3) (5) (6)	16,870,000	16,870,000
Central Puget Sound Regional Transit Authority, 0.080%, 11/1/2015 (3)	8,380,000	8,380,000
Central Puget Sound Regional Transit Authority, 0.150%, 11/1/2034 (3) (5) (6)	4,250,000	4,250,000
County of King, 0.120%, 1/1/2032 (3)	1,125,000	1,125,000
Eclipse Funding Trust, 0.100%, 1/1/2037 (3) (5) (6)	12,440,000	12,440,000
Washington State Housing Finance Commission, 0.230%, 7/1/2028 (3)	3,930,000	3,930,000

		46,995,000
Wisconsin - 5.0%
City of Milwaukee, 0.270%, 2/15/2032 (3)	15,000,000	15,000,000
Sun Prairie Area School District, 1.000%, 11/1/2013	9,000,000	9,014,832
Wisconsin Health & Educational Facilities Authority, 0.200%, 12/1/2027 (3)	2,420,000	2,420,000
Wisconsin Health & Educational Facilities Authority, 0.200%, 8/15/2034 (3)	14,000,000	14,000,000

		40,434,832

Total Municipals		819,282,355

Mutual Funds - 0.6%
Federated Tax-Free Obligations Fund, Class I, 0.010%	5,029,956	5,029,956

Total Mutual Funds		5,029,956

Total Investments - 101.0% (at amortized cost)		824,312,311
Other Assets and Liabilities - (1.0)%		(7,909,122)

Total Net Assets - 100.0%		$816,403,189

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2013

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 17.6%

Banks - 13.7%
Bank of Nova Scotia/Houston, 0.483%, 3/27/2014 (3)	$9,000,000	$9,012,269
Canadian Imperial Bank of Commerce/New York, 0.270%, 11/8/2013 (3)	75,000,000	75,000,000
Rabobank Nederland NY, 0.270%, 12/18/2013	20,000,000	20,001,661
Rabobank Nederland NY, 0.427%, 10/15/2013 (3)	25,000,000	25,000,000
Royal Bank of Canada/New York, 0.300%, 2/28/2014 (3)	35,000,000	35,000,000
Royal Bank of Canada/New York, 0.310%, 2/3/2014 (3)	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB/New York, 0.470%, 1/8/2014 (3)	50,000,000	50,000,000
Toronto Dominion Bank, 0.249%, 11/15/2013 (3)	15,000,000	15,000,000
Toronto Dominion Bank, 0.250%, 9/20/2013	70,000,000	70,000,000
Toronto Dominion Bank, 0.276%, 10/21/2013 (3)	50,000,000	50,000,000
Westpac Banking Corp., 0.353%, 8/2/2013 (3)	50,000,000	50,000,000

		474,013,930
European Time Deposit - 3.9%
DNB NOR Bank ASA Cayman, 0.080%, 6/3/2013	85,000,000	85,000,000
Svenska Handelsbanken, Inc., 0.080%, 6/3/2013	50,000,000	50,000,000

		135,000,000

Total Certificates of Deposit		609,013,930

Commercial Paper - 28.7%

Asset-Backed Securities - 10.9%
Bryant Park Funding LLC, 0.100%, 6/3/2013 (5) (6) (9)	25,000,000	24,999,861
Chariot Funding LLC, 0.270%, 9/6/2013 (5) (6) (9)	50,000,000	49,963,625
Chariot Funding LLC, 0.300%, 2/10/2014 (5) (6) (9)	25,000,000	24,947,083
Jupiter Securitization Corp., 0.240%, 11/7/2013 (5) (6) (9)	25,000,000	24,973,500
Jupiter Securitization Corp., 0.240%, 11/25/2013 (5) (6) (9)	25,000,000	24,970,500
Kells Funding LLC, 0.250%, 10/30/2013 (5) (6) (9)	40,000,000	39,957,832
Kells Funding LLC, 0.260%, 10/15/2013 (5) (6) (9)	50,000,000	49,950,519
Liberty Street Funding Corp., 0.130%, 6/26/2013 (5) (6) (9)	25,000,000	24,997,743
Liberty Street Funding Corp., 0.190%, 7/23/2013 (5) (6) (9)	50,000,000	49,986,278
Thunder Bay Funding LLC, 0.240%, 11/18/2013 (5) (6) (9)	13,095,000	13,080,159
Thunder Bay Funding LLC, 0.300%, 6/20/2013 (5) (6) (9)	50,000,000	49,992,084

		377,819,184
Automobiles - 1.5%
Toyota Motor Credit Corp., 0.290%, 9/24/2013 (9)	50,000,000	49,953,681
Consumer Products - 0.7%
Reckitt Benckiser Treasury Services PLC, 0.410%, 3/10/2014 (5) (6) (9)	25,000,000	24,919,708
Foreign Banks - 15.5%
ANZ National, Ltd., 0.430%, 6/20/2013 (3) (5) (6)	50,000,000	50,000,000
Australia and New Zealand Banking Group, 0.300%, 10/10/2013 (5) (6) (9)	28,523,000	28,491,862
Commonwealth Bank Australia, 0.322%, 10/4/2013 (3) (5) (6)	50,000,000	49,998,889
Commonwealth Bank Australia, 0.324%, 9/5/2013 (3) (5) (6)	50,000,000	50,000,000
DNB Bank ASA, 0.384%, 12/5/2013 (3) (5) (6)	50,000,000	49,998,712
Nordea Bank AB, 0.240%, 11/18/2013 (5) (6) (9)	50,000,000	49,943,333
Nordea North America, Inc., 0.275%, 7/9/2013 (9)	50,000,000	49,985,486
Rabobank U.S. Financial Corp., 0.255%, 11/7/2013 (9)	50,000,000	49,943,688
Skandinaviska Enskilda Banken AB, 0.300%, 8/26/2013 (5) (6) (9)	50,000,000	49,964,167
Skandinaviska Enskilda Banken AB, 0.480%, 8/20/2013 (5) (6) (9)	25,000,000	24,973,333
Svenska Handelsbanken, Inc., 0.240%, 10/22/2013 (5) (6) (9)	25,000,000	24,976,167
Svenska Handelsbanken, Inc., 0.280%, 7/31/2013 (5) (6) (9)	60,000,000	59,972,000

		538,247,637

Insurance - 0.1%
Prudential PLC, 0.300%, 7/19/2013 (5) (6) (9)	4,050,000	4,048,380

Total Commercial Paper		994,988,590

Corporate Bonds & Notes - 0.8%

Diversified Financial Services - 0.5%
General Electric Capital Corp., 2.100%, 1/7/2014	18,721,000	18,911,039
Foreign Banks - 0.3%
Nordea Bank AB, 2.125%, 1/14/2014 (5) (6)	10,000,000	10,111,976

Total Corporate Bonds & Notes		29,023,015

Funding Agreements - 3.3%

Insurance - 3.3%
Metropolitan Life Insurance Co., 0.407%, 3/1/2014 (3) (5) (8)	65,000,000	65,000,000
Metropolitan Life Insurance Co., 0.419%, 8/1/2013 (3) (5) (8)	50,000,000	50,000,000

Total Funding Agreements		115,000,000

Municipals - 17.0%

Alaska - 1.2%
City of Valdez, 0.060%, 10/1/2025 (3)	41,050,000	41,050,000
California - 0.4%
Wells Fargo Stage Trust, 0.180%, 5/1/2032 (3) (7)	12,700,000	12,700,000
Federal Home Loan Mortgage Corporation - 0.4%
FHLMC Multifamily Variable Rate Demand Certificates, 0.180%, 9/15/2038 (3) (7)	12,865,000	12,865,000
Florida - 1.4%
Highlands County Health Facilities Authority, 0.100%, 11/15/2037 (3)	49,870,000	49,870,000
Georgia - 1.2%
Monroe County Development Authority, 0.110%, 11/1/2048 (3)	40,000,000	40,000,000
Hawaii - 0.6%
Hawaii State Department of Budget & Finance, 0.220%, 3/1/2037 (3) (7)	19,485,000	19,485,000
Iowa - 1.2%
Iowa Finance Authority, 0.130%, 1/1/2039 (3) (7)	12,890,000	12,890,000
Iowa Finance Authority, 0.170%, 6/1/2036 (3)	11,000,000	11,000,000
Iowa Finance Authority, 0.170%, 9/1/2036 (3)	19,000,000	19,000,000

		42,890,000
Louisiana - 0.6%
City of Baton Rouge, 0.050%, 3/1/2022 (3)	20,300,000	20,300,000
Michigan - 1.3%
University of Michigan, 0.050%, 4/1/2038 (3)	43,955,000	43,955,000
Minnesota - 0.3%
Minnesota Office of Higher Education, 0.120%, 12/1/2043 (3) (7)	10,300,000	10,300,000
Nevada - 0.2%
Nevada Housing Division, 0.250%, 4/1/2041 (3) (7)	8,460,000	8,460,000
New York - 5.0%
New York City Housing Development Corp., FNMA, 0.120%, 5/15/2034 (3) (7)	44,500,000	44,500,000
New York City Housing Development Corp., FNMA, 0.120%, 6/15/2034 (3) (7)	49,000,000	49,000,000
New York State Housing Finance Agency, FNMA, 0.120%, 11/15/2038 (3) (7)	56,100,000	56,100,000
RBC Municipal Products, Inc. Trust, 0.320%, 10/1/2014 (3) (7)	24,495,000	24,495,000

		174,095,000
North Dakota - 0.4%
North Dakota Housing Finance Agency, 0.140%, 1/1/2039 (3) (7)	13,700,000	13,700,000
Texas - 0.4%
Harris County Industrial Development Corp., 0.060%, 3/1/2024 (3)	13,500,000	13,500,000

Vermont - 0.5%
BB&T Municipal Trust, 0.440%, 5/1/2027 (3)	17,645,000	17,645,000
Wisconsin - 0.8%
Wisconsin Housing & Economic Development Authority, 0.130%, 3/1/2035 (3) (7)	14,035,000	14,035,000
Wisconsin Housing & Economic Development Authority, 0.130%, 9/1/2035 (3) (7)	14,485,000	14,485,000

		28,520,000
Wyoming - 1.1%
County of Lincoln, 0.060%, 11/1/2014 (3)	16,800,000	16,800,000
County of Lincoln, 0.060%, 11/1/2014 (3)	21,420,000	21,420,000

		38,220,000

Total Municipals		587,555,000

Mutual Funds - 4.8%
BlackRock Liquidity Funds TempFund, 0.121%	165,000,000	165,000,000

Total Mutual Funds		165,000,000

Notes-Variable - 6.6%

Diversified Financial Services - 2.3%
American Honda Finance Corp., 0.353%, 8/2/2013 (3) (5) (6)	$30,000,000	30,000,000
Toyota Motor Credit Corp., 0.331%, 9/9/2013 (3)	48,500,000	48,500,000

		78,500,000
Foreign Banks - 3.9%
Australia & New Zealand Banking Group, 1.019%, 1/10/2014 (3) (5) (6)	50,000,000	50,213,787
National Australia Bank, Ltd., 0.875%, 11/12/2013 (3) (5) (6)	20,000,000	20,053,700
National Australia Bank, Ltd., 0.975%, 11/8/2013 (3) (5) (6)	50,000,000	50,153,221
Westpac Banking Corp., 1.014%, 3/31/2014 (3) (5) (6)	15,550,000	15,639,469

		136,060,177
Insurance - 0.4%
MetLife Institutional Funding, 0.349%, 1/10/2014 (3) (5) (6)	15,000,000	15,000,000

Total Notes-Variable		229,560,177

Repurchase Agreements - 12.6%
Agreement with Deutsche Bank Securities, Inc., 0.070%, dated 5/31/2013, to be repurchased at $175,001,021 on 6/3/2013, collateralized by U.S. Government Agency Obligations with various maturities to 7/10/2029, with a market value of $177,929,960	175,000,000	175,000,000
Agreement with Fixed Income Clearing Corp., 0.010%, dated 5/31/2013, to be repurchased at $76,191,809 on 6/3/2013, collateralized by U.S. Government Agency Obligations with various maturities to 10/2/2019, with a market value of $77,716,888	76,191,745	76,191,745
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.050%, dated 5/29/2013, to be repurchased at $50,000,486 on 6/5/2013, collateralized by a U.S. Government Treasury Obligation with a maturity of 4/15/2015, with a market value of $50,968,890	50,000,000	50,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.060%, dated 5/28/2013, to be repurchased at $100,001,000 on 6/3/2013, collateralized by U.S. Government Treasury Obligations with various maturities to 4/30/2015, with a market value of $102,000,057	100,000,000	100,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.080%, dated 5/31/2013, to be repurchased at $35,000,233 on 6/3/2013, collateralized by a U.S. Government Treasury Obligation with a maturity of 1/31/2020, with a market value of $35,537,433	35,000,000	35,000,000

Total Repurchase Agreements		436,191,745

Trust Demand Notes - 4.1%

Broker/Dealers - 4.1%
JP Morgan Securities, Inc., 0.240%, 6/7/2013 (3)	143,000,000	143,000,000

Total Trust Demand Notes		143,000,000

U.S. Government & U.S. Government Agency Obligations - 4.5%

Federal Home Loan Bank - 3.0%
0.140%, 7/29/2013 (9)	25,000,000	24,994,361
0.240%, 6/28/2013	40,000,000	39,999,297
0.250%, 7/1/2013	40,000,000	39,998,898

		104,992,556
Federal Home Loan Mortgage Corporation - 1.5%
0.130%, 8/6/2013 (9)	15,000,000	14,996,425
0.150%, 9/4/2013 (9)	35,000,000	34,986,151

		49,982,576

Total U.S. Government & U.S. Government Agency Obligations		154,975,132

Total Investments - 100.0% (at amortized cost)		3,464,307,589
Other Assets and Liabilities - 0.0%		1,506,876

Total Net Assets - 100.0%		$3,465,814,465

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2013. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of May 31, 2013. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. In accordance with Rule 2a-7, Money Market Fund securities are subject to the return of principal and interest on no more than 397 days either through final maturity date or demand features. Demand features entitles a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2013.

(4)	Purchased on a when-issued or delayed delivery basis.

(5)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2013, these securities amounted to:

Fund	Amount	% of Total Net Assets
Ultra Short Tax-Free Fund	$49,773,494	5.94%
Short Tax-Free Fund	674,822	1.41
Short-Term Income Fund	40,233,326	17.34
Short-Intermediate Bond Fund	24,701,371	16.09
Intermediate Tax-Free Fund	18,910,839	1.35
Government Income Fund	7,242,646	3.76
TCH Corporate Income Fund	20,095,068	13.39
Aggregate Bond Fund	62,193,280	15.81
TCH Core Plus Bond Fund	50,338,857	12.21
Monegy High Yield Bond Fund	21,002,911	22.02
Tax-Free Money Market Fund	154,880,000	18.97
Prime Money Market Fund	1,151,277,888	33.22

(6)	Denotes a restricted security which has been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds.

(7)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund, Government Money Market Fund and Prime Money Market Fund portfolios’ represent 3.40%, 14.75% and 8.46%, respectively, as calculated based upon total portfolio market value.

(8)	Securities have redemption features that may delay redemption beyond seven days.

(9)	Each issue shows the rate of the discount at the time of purchase.

(10)	Denotes an investment in an affiliated entity. Please refer to Note 7, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(11)	Foreign Security value denominated in U.S. Dollars, Principal amount listed represents adjusted par in local currency.

(12)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(13)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Federal Agricultural Mortgage Corporation
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FGIC	-	Financial Guaranty Insurance Corporation
FDIC	-	Federal Depository Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments

1. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2013 are as follows:

Fund	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$42,950,914		$1,633,705	$(574,656)	$1,059,049
Large-Cap Value Fund	213,695,077		43,202,422	(1,064,513)	42,137,909
Dividend Income Fund	110,708,220		16,254,968	(989,231)	15,265,737
Large-Cap Growth Fund	245,303,669		40,441,804	(1,495,568)	38,946,236
Mid-Cap Value Fund	291,504,604		71,169,590	(1,697,389)	69,472,201
Mid-Cap Growth Fund	263,302,056		73,690,922	(4,182,209)	69,508,713
Small-Cap Value Fund	63,120,973		9,311,129	(715,234)	8,595,895
Small-Cap Growth Fund	849,909,738		148,550,513	(20,896,580)	127,653,933
Pyrford International Stock Fund	152,402,701		23,102,910	(3,210,570)	19,892,340
Lloyd George Emerging Markets Equity Fund	114,770,107		12,860,591	(5,053,325)	7,807,266
Pyrford Global Strategic Return Fund	41,581,295		1,566,244	(391,960)	1,174,284
Ultra Short Tax Free Fund	831,174,517		2,496,050	(718,059)	1,777,991
Short Tax-Free Fund	47,443,108		375,241	(198,567)	176,674
Short-Term Income Fund	274,150,910		2,772,486	(817,552)	1,954,934
Short-Intermediate Bond Fund	235,660,593		2,169,353	(896,870)	1,272,483
Intermediate Tax-Free Fund	1,359,619,240		48,386,806	(5,555,521)	42,831,285
Government Income Fund	246,129,284		3,316,600	(3,119,053)	197,547
TCH Corporate Income Fund	171,699,604		7,694,066	(876,647)	6,817,419
Aggregate Bond Fund	507,327,434		5,820,339	(4,341,995)	1,478,344
TCH Core Plus Bond Fund	541,655,329		10,418,116	(3,875,943)	6,542,173
Monegy High Yield Bond Fund	86,030,288		4,564,710	(213,836)	4,350,874
Government Money Market Fund	433,815,988	*	—	—	—
Tax-Free Money Market Fund	824,312,311	*	—	—	—
Prime Money Market Fund	3,464,307,589	*	—	—	—

*	at amortized cost

2. Securities Lending

Certain Funds participate in a securities lending program, providing for the lending of corporate bonds, equity and government securities to qualified brokers. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis, and therefore the Value of Securities Loaned and Payable for Return of Securities Lending Collateral listed in the table below may not accurately reflect the operational nature of the securities lending program. The Funds’ securities on loan were appropriately collateralized at May 31, 2013. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates) and money market funds, the valuation of which is discussed in “Investment Valuations” in Note 2 of the August 31, 2012 audited Annual Report Notes to the Financial Statements. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the securities lending program was jointly pooled and invested in the following securities as of May 31, 2013 (1):

Description	Value
American Honda Finance Corp., 0.353%, 8/2/2013 (2)	$20,007,000
ANZ National Ltd., 0.430%, 6/20/2013 (2)	20,000,000
Bank of Nova Scotia, 0.526%, 7/19/2013 (2)	15,010,980
Blackrock Liquidity TempCash Money Market Fund, 0.089%	22,115,281
Blackrock Liquidity TempFund Money Market Fund, 0.057%	44,458,751
Canadian Imperial Bank, 0.270%, 11/8/2013 (2)	25,000,000
Chariot Funding LLC, 0.240%, 11/25/2013 (3)	24,969,833
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., 0.270%, 12/18/2013 (2)	27,246,515
Commonwealth Bank Australia, 0.312%, 10/4/2013 (2)	19,998,700
Commonwealth Bank Australia, 0.324%, 9/5/2013 (2)	10,000,000
DNB Bank ASA, 0.384%, 12/5/2013 (3)	24,998,750
Dreyfus Institutional Cash Advantage Money Market Fund, 0.070%	25,888,605
FCAR Owner Trust I, 0.460%, 10/21/2013 (3)	24,916,306
Fidelity Institutional Money Market Fund, 0.077%	93,603,010
General Electric Corp, 0.880%, 6/19/2013 (2)	10,003,590
Goldman Sachs Money Market Fund, 0.080%	3,986,562
Jupiter Securitization Co., 0.270%, 9/12/2013 (3)	21,645,414
Kells Funding, LLC, 0.260%, 8/20/2013 (3)	19,974,000
Metlife Insurance FA, 0.407%, 8/29/2013 (2)	20,000,000
National Australia Bank, 0.875%, 11/12/2013 (2)	20,054,560
National Rural Utilities Co., 0.356%, 2/18/2014 (2)	30,012,660
Nordea North America, Inc., 0.270%, 7/22/2013 (3)	24,967,188
Pricoa Global Funding I, 0.483%, 9/27/2013 (2)	23,007,728
Principal Life Income Fund, 0.455%, 11/8/2013 (2)	5,002,550
Reckitt Benckiser, 0.520%, 6/7/2013 (3)	24,901,417
Royal Bank of Canada, 0.300%, 2/28/2014 (2)	10,009,060
Royal Bank of Canada, 0.310%, 2/3/2014 (2)	25,022,000
Skandinaviska Enskilda Bank, 0.470%, 1/8/2014 (2)	25,024,975
Svenska Handelsbanken, 0.270%, 8/27/2013 (3)	21,568,410
Thunder Bay Funding, LLC, 0.300%, 6/20/2013 (3)	17,972,700
Toronto Dominion Bank, 0.249%, 11/15/2013 (2)	15,005,025
Toronto Dominion Bank, 0.276%, 10/21/2013 (2)	15,008,310
Toyota Motor Corp., 0.331%, 9/9/2013 (2)	20,003,540
Western Asset Institutional Cash Reserves Money Market Fund, 0.077%	74,445,304
Western Asset Institutional Liquid Reserves Money Market Fund, 0.095%	94,000,000
Westpac Banking Corp., 0.353%, 8/2/2013 (2)	25,014,675

Total	$944,843,399

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Large-Cap Value Fund	$48,380,985	$50,115,819
Dividend Income Fund	18,216,496	18,869,703
Large-Cap Growth Fund	65,991,350	68,357,659
Mid-Cap Value Fund	64,475,879	66,787,855
Mid-Cap Growth Fund	77,164,115	79,931,062
Small-Cap Value Fund	19,495,762	20,194,841
Small-Cap Growth Fund	283,015,422	293,163,770
Pyrford International Stock Fund	2,054,325	2,127,989
Lloyd George Emerging Markets Equity Fund	515,223	533,699
Short-Term Income Fund	38,403,183	39,780,240
Short-Intermediate Bond Fund	72,154,980	74,742,308
Government Income Fund	5,193,924	5,380,167
TCH Corporate Income Fund	25,595,681	26,513,489
Aggregate Bond Fund	78,449,314	81,262,345
TCH Core Plus Bond Fund	113,029,450	117,082,453

Total	$912,136,089	$944,843,399

(1)	The collateral pool is managed by the fixed income group within BMO Asset Management Corp. (the “Adviser”). Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2013.

(3)	Each issue shows the rate of the discount at the time of purchase.

3. Fair Value Measurements Discussion and Disclosure

Fair Valuation Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common & preferred stocks, options & futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The following is a summary of the inputs used, as of May 31, 2013, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$42,500,257	$—	$—	$42,500,257
Short-Term Investments	1,509,706	—	—	1,509,706

Total	$44,009,963	$—	$—	$44,009,963

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$202,258,415	$—	$—	$202,258,415
Short-Term Investments	3,458,752	50,115,819	—	53,574,571

Total	$205,717,167	$50,115,819	$—	$255,832,986

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$104,882,222	$—	$—	$104,882,222
Short-Term Investments	2,222,032	18,869,703	—	21,091,735

Total	$107,104,254	$18,869,703	$—	$125,973,957

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$213,800,174	$—	$—	$213,800,174
Short-Term Investments	2,092,072	68,357,659	—	70,449,731

Total	$215,892,246	$68,357,659	$—	$284,249,905

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$281,473,325	$—	$—	$281,473,325
Short-Term Investments	12,715,625	66,787,855	—	79,503,480

Total	$294,188,950	$66,787,855	$—	$360,976,805

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$246,381,278	$—	$—	$246,381,278
Short-Term Investments	6,498,429	79,931,062	—	86,429,491

Total	$252,879,707	$79,931,062	$—	$332,810,769

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$48,435,026	$—	$—	$48,435,026
Short-Term Investments	3,087,001	20,194,841	—	23,281,842

Total	$51,522,027	$20,194,841	$—	$71,716,868

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$663,094,887	$—	$—	$663,094,887
Short-Term Investments	21,305,014	293,163,770	—	314,468,784

Total	$684,399,901	$293,163,770	$—	$977,563,671

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$160,975,716	$—	$160,975,716
Preferred Stocks(1)	—	1,799,947	—	1,799,947
Rights	66,501	—	—	66,501
Short-Term Investments	—	9,452,877	—	9,452,877

Total	$66,501	$172,228,540	$—	$172,295,041

Lloyd George Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$2,683,590	$5,979,623	$—	$8,663,213
Brazil	5,981,694	—	—	5,981,694
Chile	4,109,501	—	—	4,109,501
China	—	1,360,426	—	1,360,426
Colombia	999,651	—	—	999,651
Hong Kong	—	14,546,340	—	14,546,340
India	—	5,495,842	—	5,495,842
Indonesia	—	1,724,973	—	1,724,973
Malaysia	—	4,107,592	—	4,107,592
Mauritius	—	1,554,948	—	1,554,948
Mexico	6,355,947	—	—	6,355,947
Peru	537,782	—	—	537,782
Philippines	—	8,690,850	—	8,690,850
Russia	1,928,718	3,239,343	—	5,168,061
Singapore	—	4,967,300	—	4,967,300
South Africa	—	9,376,404	—	9,376,404
South Korea	—	7,014,052	—	7,014,052
Taiwan	—	8,226,559	—	8,226,559
Thailand	6,215,478	4,910,844	—	11,126,322
Preferred Stocks(1)	4,743,410	—	—	4,743,410
Short-Term Investments	—	7,826,506	—	7,826,506

Total	$33,555,771	$89,021,602	$—	$122,577,373

Pyrford Global Strategic Return Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$454,759	$—	$454,759
Belgium	—	68,133	—	68,133
Canada	399,365	—	—	399,365
France	—	315,083	—	315,083
Germany	—	58,648	—	58,648
Hong Kong	—	1,181,337	—	1,181,337
Israel	—	284,976	—	284,976
Japan	—	491,643	—	491,643
Malaysia	—	746,495	—	746,495
Netherlands	—	102,348	—	102,348
Norway	—	184,120	—	184,120
Singapore	—	675,323	—	675,323
Sweden	—	493,298	—	493,298
Switzerland	—	637,955	—	637,955
Taiwan	—	603,657	—	603,657
United Kingdom	—	483,772	—	483,772
United States	4,324,743	—	—	4,324,743
Preferred Stocks(1)	—	53,647	—	53,647
International Bonds	—	30,434,242	—	30,434,242
Short-Term Investments	—	762,035	—	762,035

Total	$4,724,108	$38,031,471	$—	$42,755,579

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$806,597,719	$—	$806,597,719
Short-Term Investments	5,011,272	21,343,517	—	26,354,789

Total	$5,011,272	$827,941,236	$—	$832,952,508

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$45,722,571	$—	$45,722,571
Short-Term Investments	1,482,157	415,054	—	1,897,211

Total	$1,482,157	$46,137,625	$—	$47,619,782

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$12,979,666	$—	$12,979,666
Collateralized Mortgage Obligations	—	15,324,532	—	15,324,532
Commercial Mortgage Securities	—	22,057,204	—	22,057,204
Corporate Bonds & Notes	—	128,157,248	—	128,157,248
Municipals	—	12,468,370	—	12,468,370
Mutual Funds	3,720,382	3,025,344	—	6,745,726
U.S. Government & U.S. Government Agency Obligations	—	29,321,021	—	29,321,021
U.S. Government Agency-Mortgage Securities	—	4,178,722	—	4,178,722
Short-Term Investments	5,093,115	39,780,240	—	44,873,355

Total	$8,813,497	$267,292,347	$—	$276,105,844

Short-Intermediate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,229,426	$—	$1,229,426
Collateralized Mortgage Obligations	—	3,430,887	—	3,430,887
Commercial Mortgage Securities	—	1,550,664	—	1,550,664
Corporate Bonds & Notes	—	86,982,579	—	86,982,579
U.S. Government & U.S. Government Agency Obligations	—	58,665,315	—	58,665,315
U.S. Government Agency-Mortgage Securities	—	8,789,785	—	8,789,785
Short-Term Investments	1,542,112	74,742,308	—	76,284,420

Total	$1,542,112	$235,390,964	$—	$236,933,076

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,372,449,612	$—	$1,372,449,612
Mutual Funds	1,507,000	—	—	1,507,000
Short-Term Investments	24,833,613	3,660,300	—	28,493,913

Total	$26,340,613	$1,376,109,912	$—	$1,402,450,525

Government Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,400,039	$—	$3,400,039
Collateralized Mortgage Obligations	—	32,394,150	—	32,394,150
Commercial Mortgage Securities	—	15,779,098	—	15,779,098
U.S. Government & U.S. Government Agency Obligations	—	2,045,534	—	2,045,534
U.S. Government Agency-Mortgage Securities	—	164,871,722	—	164,871,722
Short-Term Investments	22,456,121	5,380,167	—	27,836,288

Total	$22,456,121	$223,870,710	$—	$246,326,831

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$4,031,517	$—	$4,031,517
Commercial Mortgage Securities	—	1,027,120	—	1,027,120
Corporate Bonds & Notes	—	125,748,201	—	125,748,201
Municipals	—	609,935	—	609,935
U.S. Government & U.S. Government Agency Obligations	—	10,123,439	—	10,123,439
Short-Term Investments	7,463,394	29,513,417	—	36,976,811

Total	$7,463,394	$171,053,629	$—	$178,517,023

Aggregate Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$13,585,076	$—	$13,585,076
Collateralized Mortgage Obligations	—	30,905,213	—	30,905,213
Commercial Mortgage Securities	—	20,628,832	—	20,628,832
Corporate Bonds & Notes	—	188,568,421	—	188,568,421
Municipals	—	3,020,160	—	3,020,160
U.S. Government & U.S. Government Agency Obligations	—	46,512,658	—	46,512,658
U.S. Government Agency-Mortgage Securities	—	114,181,985	—	114,181,985
Short-Term Investments	10,141,088	81,262,345	—	91,403,433

Total	$10,141,088	$498,664,690	$—	$508,805,778

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$25,920,181	$—	$25,920,181
Commercial Mortgage Securities	—	9,404,777	—	9,404,777
Corporate Bonds & Notes	—	254,650,689	—	254,650,689
Municipals	—	365,961	—	365,961
U.S. Government & U.S. Government Agency Obligations	—	80,842,935	—	80,842,935
U.S. Government Agency-Mortgage Securities	—	20,880,737	—	20,880,737
Short-Term Investments	29,050,043	127,082,179	—	156,132,222

Total	$29,050,043	$519,147,459	$—	$548,197,502

Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$88,426,481	$—	$88,426,481
Short-Term Investments	1,954,681	—	—	1,954,681

Total	$1,954,681	$88,426,481	$—	$90,381,162

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$75,780,000	$—	$75,780,000
Mutual Funds	20,000,000	—	—	20,000,000
Repurchase Agreements	—	203,043,621	—	203,043,621
U.S. Government & U.S. Government Agency Obligations	—	134,992,367	—	134,992,367

Total	$20,000,000	$413,815,988	$—	$433,815,988

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$819,282,355	$—	$819,282,355
Mutual Funds	5,029,956	—	—	5,029,956

Total	$5,029,956	$819,282,355	$—	$824,312,311

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$609,013,930	$—	$609,013,930
Commercial Paper	—	994,988,590	—	994,988,590
Corporate Bonds & Notes	—	29,023,015	—	29,023,015
Funding Agreements	—	115,000,000	—	115,000,000
Municipals	—	587,555,000	—	587,555,000
Mutual Funds	165,000,000	—	—	165,000,000
Notes-Variable	—	229,560,177	—	229,560,177
Repurchase Agreements	—	436,191,745	—	436,191,745
Trust Demand Notes	—	143,000,000	—	143,000,000
U.S. Government & U.S. Government Agency Obligations	—	154,975,132	—	154,975,132

Total	$165,000,000	$3,299,307,589	$—	$3,464,307,589

Following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

	Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Pyrford International Stock Fund
Short Forward Contracts	$—	$1,108,591	$—	$1,108,591
Pyrford Global Strategic Return Fund
Short Forward Contracts	—	30,373	—	30,373
Intermediate Tax-Free Fund
Short Futures Contracts	16,006	—	—	16,006
Monegy High Yield Bond Fund
Short Forward Contracts	—	(1,551)	—	(1,551)

Total	$16,006	$1,137,413	$—	$1,153,419

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

Fund	Beginning balance September 1, 2012	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases	(Sales)	Change in unrealized appreciation/ (depreciation) during the period for Level 3 Investments	Total realized gain/(loss)	Ending balance May 31, 2013
Mid-Cap Value Fund Share Purchase Rights *	$47,740	$—	$—	$—	$60,043	$(47,740)	$60,043	$—
Ultra Short Tax-Free Fund Municipals	844,375	—	—	—	844,375	30,625	(30,625)	—
Short-Term Income Fund Corporate Bonds & Notes	1,837,323	—	—	—	2,016,900	567,527	(387,950)	—
Short-Intermediate Bond Fund Corporate Bonds & Notes	3,024,400	—	—	—	3,320,000	934,200	(638,600)	—
Intermediate Tax-Free Fund Municipals	1,529,525	—	—	—	1,585,000	27,774	27,701	—
Government Income Fund Corporate Bonds & Notes	2,268,300	—	—	—	2,490,000	700,650	(478,950)	—

*	Share Purchase Rights received on August 10, 2012 at no cost via a spin-off corporate action related to Liberty Interactive Corp.

One corporate bond security held in both Short-Intermediate Bond Fund and Government Income Fund was categorized as Level 3 and had a fair value of $3,024,400 and $2,268,300, respectively, as of August 31, 2012. This security was thinly-traded and as a result was no longer being priced by the independent pricing vendor. As a result, the investment team located a more actively-traded security whose characteristics (yield, coupon, maturity, etc.) were substantially similar to this security. Price fluctuations on the actively-traded security were analyzed on a monthly basis and taken into consideration when recommending a fair value of the Level 3 security to the Board of Directors’ Pricing Committee. Key unobservable inputs related to this security include yield and credit spread, which generally react inversely with the price of fixed income securities. As of May 31, 2013, this security was no longer held in either Fund. All additional Funds containing Level 3 securities representing less than 1% of net assets are no longer held as of May 31, 2013.

It is the Funds’ policy to recognize transfers between category levels at the end of the period. The values of certain equity securities listed or traded on foreign security exchanges may be valued by an independent fair value pricing service on any day when a significant change in value of U.S. traded securities occurs, as measured by the Russell 1000 Index. As a result of such an event on both August 31, 2012 and May 31, 2013, certain securities held in the Pyrford International Stock Fund, Lloyd George Emerging Markets Equity Fund and Pyrford Global Strategic Return Fund were fair valued by the service and categorized in Level 2. The May 31, 2013 market value of securities previously classified in Level 2 as of August 31, 2012 are also classified in Level 2 as of May 31, 2013.

4. Options Contracts

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

For the period ended May 31, 2013, the Funds did not hold any option contracts.

5. Futures Contracts

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

During the period ended May 31, 2013, the Intermediate Tax-Free Fund and Government Income Fund had an average of 90 and 25 short treasury futures contracts outstanding, respectively. The Ultra Short Tax-Free Fund had an average of less than one short treasury future contract outstanding during the period. The Ultra Short Tax-Free Fund, Intermediate Tax-Free Fund and Government Income Fund had $(3,049), $(125,650) and $233,007 in net realized gains/(losses) on treasury futures contracts, respectively. The Intermediate Tax-Free Fund had a $148,902 change in unrealized appreciation on short treasury futures contracts for the period ended May 31, 2013.

At May 31, 2013, the following Fund had outstanding futures contracts as set forth below:

Fund	Expiration Date	Contracts	Description	Position	Unrealized Appreciation
Intermediate Tax-Free Fund	September 2013	100	U.S. 10 Year Note	Short	$16,006

6. Foreign Exchange Contracts

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of certain Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains and losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended May 31, 2013, the Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund held 2, 1 and 1 forward foreign currency exchange contracts, respectively. The Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and Monegy High Yield Bond Fund had $407,332, $11,408 and $31,071 in net realized losses, respectively. The Pyrford International Stock Fund, Pyrford Global Strategic Return Fund and the Monegy High Yield Bond Fund had $1,364,196, $35,604 and $(1,953) respectively, in changes in net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts. At May 31, 2013, the following Funds had outstanding short foreign currency exchange contracts:

Pyrford International Stock Fund

		Contract Amount				Unrealized
Settlement Date	Currency	Buy	Sell		Value	Appreciation	Counterparty
September 24, 2013	Australian Dollar (AUD)	$13,711,275	AUD	13,500,000	$12,819,894	$891,381	StateStreet Bank London
September 24, 2013	Australian Dollar (AUD)	3,256,000		3,200,000	3,038,790	217,210	StateStreet Bank London

						$1,108,591

Pyrford Global Strategic Return Fund

		Contract Amount				Unrealized
Settlement Date	Currency	Buy	Sell		Value	Appreciation	Counterparty
September 24, 2013	Australian Dollar (AUD)	$467,199	AUD	460,000	$436,826	$30,373	StateStreet Bank London

Monegy High Yield Bond Fund

		Contract Amount				Unrealized
Settlement Date	Currency	Buy	Sell		Value	Depreciation	Counterparty
June 22, 2013	Euro (€)	$449,308		€346,844	$450,859	$(1,551)	CIBC World Markets

7. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Transactions during the period with entities that are affiliates as of May 31, 2013 are as follows:

Fund/Security	Value Beginning of Period	Purchases	Sales Proceeds	Net Change in Unrealized Appreciation/ (Depreciation)	Dividends Credited to Income	Value End of Period
Low Volatility Equity Fund
BMO Prime Money Market Fund, Class I, 0.040%	$—	$46,247,525	$44,737,819	$—	$435	$1,509,706
Large-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.040%	1,957,143	48,419,296	46,917,687	—	2,226	3,458,752
Dividend Income Fund
BMO Prime Money Market Fund, Class I, 0.040%	2,414,214	24,918,893	25,111,075	—	1,682	2,222,032
Large-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.040%	3,692,284	36,986,114	38,586,326	—	2,761	2,092,072
Mid-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.040%	6,608,123	72,426,395	66,318,893	—	6,325	12,715,625
Mid-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.040%	4,541,091	64,527,502	62,570,164	—	4,278	6,498,429
Small-Cap Value Fund
BMO Prime Money Market Fund, Class I, 0.040%	2,604,475	19,883,025	19,400,499	—	1,884	3,087,001
Small-Cap Growth Fund
BMO Prime Money Market Fund, Class I, 0.040%	20,016,925	171,593,596	170,305,507	—	13,265	21,305,014
Penn Virginia Corp.	—	11,823,878	—	1,933,374	—	13,757,252
Pico Holdings, Inc.	3,554,496	20,559,854	—	876,967	—	24,991,317
Ultra Short Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.137%	23,798,895	542,967,063	561,754,686	—	34,862	5,011,272
Short Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.137%	—	44,771,848	43,289,691	—	1,379	1,482,157
Short-Term Income Fund
BMO Prime Money Market Fund, Class I, 0.040%	4,841,104	100,922,947	100,670,936	—	5,921	5,093,115
Short Intermediate Bond Fund
BMO Prime Money Market Fund, Class I, 0.040%	7,004,810	247,007,138	252,469,836	—	11,503	1,542,112
Intermediate Tax-Free Fund
BMO Tax-Free Money Market Fund, Class I, 0.137%	44,255,659	298,522,043	317,944,089	—	49,710	24,833,613
Government Income Fund
BMO Government Money Market Fund, Class I, 0.010%	19,054,993	88,327,461	84,926,333	—	1,304	22,456,121
TCH Corporate Income Fund
BMO Prime Money Market Fund, Class I, 0.040%	3,510,708	94,470,273	90,517,587	—	3,953	7,463,394
Aggregate Bond Fund
BMO Prime Money Market Fund, Class I, 0.040%	27,531,958	778,069,393	795,460,263	—	31,506	10,141,088
TCH Core Plus Bond Fund
BMO Prime Money Market Fund, Class I, 0.040%	7,800,389	407,334,483	386,084,829	—	11,562	29,050,043
Monegy High Yield Bond Fund
BMO Prime Money Market Fund, Class I, 0.040%	3,737,143	43,062,603	44,845,065	—	2,374	1,954,681

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2013 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 26, 2013

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 26, 2013